UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05349

Goldman Sachs Trust

(Exact name of registrant as specified in charter)

71 South Wacker Drive,

Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Copies to:
Caroline Kraus	Geoffrey R.T. Kenyon, Esq.
Goldman, Sachs & Co.	Dechert LLP
200 West Street	200 Clarendon Street
New York, New York 10282	27th Floor
Boston, MA 02116-5021

(Name and address of agents for service)

Registrant’s telephone number, including area code: (312) 655-4400

Date of fiscal year end: March 31

Date of reporting period: September 30, 2012

ITEM 1.	REPORTS TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Goldman Sachs Funds

Semi-Annual Report	September 30, 2012

Municipal Fixed Income Funds
High Yield Municipal
Municipal Income
Short Duration Tax-Free

Goldman Sachs Municipal Fixed Income Funds

■	HIGH YIELD MUNICIPAL

■	MUNICIPAL INCOME

■	SHORT DURATION TAX-FREE

TABLE OF CONTENTS

Principal Investment Strategies and Risks	1

Investment Process	2

Market Review	3

Portfolio Management Discussions and Performance Summaries	5

Schedules of Investments	20

Financial Statements	78

Financial Highlights	82

Notes to the Financial Statements	88

Other Information	103

NOT FDIC-INSURED	May Lose Value	No Bank Guarantee

GOLDMAN SACHS MUNICIPAL FIXED INCOME FUNDS

Principal Investment Strategies and Risks

This is not a complete list of risks that may affect the Funds. For additional information concerning the risks applicable to the Funds, please see the Funds’ Prospectuses.

The Goldman Sachs High Yield Municipal Fund invests primarily in high yield municipal securities that, at the time of purchase, are medium quality or non-investment grade, the interest on which is exempt from regular federal income tax. The Fund’s investments in fixed income securities are subject to the risks associated with debt securities generally, including credit/default risk, interest rate risk, call risk, and extension risk. High yield, lower rated securities involve greater price volatility and present greater risks, including greater liquidity risk, than higher rated fixed income securities. The Fund is subject to the risk that the liquidity of particular issuers or industries, or of all securities within a particular investment category, will shrink or disappear as a result of adverse economic, market or political events or adverse investor perception. At times, the Fund may be unable to sell certain of its investments without a substantial drop in price, if at all. The Fund may be more sensitive to adverse economic, business or political developments if it invests a substantial portion of its assets in bonds of similar projects or in particular types of municipal securities. Because the Fund may invest heavily in investments in particular sectors (for example, specific types of municipal securities) or states, the Fund is subject to greater risk of loss as a result of adverse events affecting those sectors or states than if its investments were not so concentrated. The Fund may invest in securities whose income is subject to the federal alternative minimum tax and state income tax. The Fund may be adversely impacted by changes in tax law rates and policies, and is not suited for IRAs or other tax exempt or deferred accounts. Certain shareholders, including clients or affiliates of the investment adviser, may from time to time own or control a significant percentage of the Fund’s shares. Redemptions by these shareholders of their shares of the Fund may impact the Fund’s liquidity and NAV. The Fund is “non-diversified” and may invest more of its assets in fewer issuers than “diversified” funds. Accordingly, the Fund may be more susceptible to adverse developments affecting any single issuer held in its portfolio and to greater losses resulting from these developments.

The Goldman Sachs Municipal Income Fund invests primarily in municipal securities, the interest on which is exempt from regular federal income tax. The Fund may invest up to 100% of its net assets in private activity bonds, whose income may be subject to the federal alternative minimum tax. Investments in fixed income securities are subject to the risks associated with debt securities generally, including credit/default risk and interest rate risk. At times, the Fund may be unable to sell certain of its investments without a substantial drop in price, if at all. The Fund may be more sensitive to adverse economic, business or political developments if it invests a substantial portion of its assets in bonds of similar projects or in particular types of municipal securities. Because the Fund may invest heavily in investments in particular states and sectors, the Fund is subject to greater risk of loss as a result of adverse events affecting those states and sectors than if its investments were not so concentrated. The Fund may be adversely impacted by changes in tax law rates and policies, and is not suited for IRAs or other tax-exempt or deferred accounts.

The Goldman Sachs Short Duration Tax-Free Fund invests primarily in municipal securities, the interest on which is exempt from regular federal income tax and is not a tax preference item under the federal alternative minimum tax. The Fund may invest up to 20% of its portfolio in private activity bonds whose income may be subject to the federal alternative minimum tax and taxable investments. Investments in fixed income securities are subject to the risks associated with debt securities generally, including credit/default risk and interest rate risk. At times, the Fund may be unable to sell certain of its investments without a substantial drop in price, if at all. The Fund may be more sensitive to adverse economic, business or political developments if it invests a substantial portion of its assets in bonds of similar projects or in particular types of municipal securities. Because the Fund may invest heavily in investments in particular states and sectors, the Fund is subject to greater risk of loss as a result of adverse events affecting those states and sectors than if its investments were not so concentrated. The Fund may be adversely impacted by changes in tax law rates and policies, and is not suited for IRAs or other tax-exempt or deferred accounts.

GOLDMAN SACHS MUNICIPAL FIXED INCOME FUNDS

What Differentiates the Goldman Sachs Asset

Management Fixed Income Investment Process?

At Goldman Sachs Asset Management, L.P. (“GSAM”), the goal of our fixed income investment process is to provide consistent, strong performance by actively managing our portfolios within a research-intensive, risk-managed framework.

A key element of our fixed income investment philosophy is to evaluate the broadest global opportunity set to capture relative value across sectors and instruments. Our globally integrated investment process involves managing dynamically along the risk/return spectrum, as we continue to develop value-added strategies through:

■	Assess relative value among securities and sectors

■	Leverage the vast resources of GSAM in selecting securities for each portfolio

■	Team approach to decision making

■	Manage risk by avoiding significant sector and interest rate bets

■	Careful management of yield curve strategies — while closely managing portfolio duration

Fixed Income portfolios that:

■	Include domestic investment options, tax-free income opportunities, and access to areas of specialization

■	Capitalize on GSAM’s industry-renowned credit research capabilities

■	Use a risk-managed framework to seek total return, recognizing the importance of investors’ capital accumulation goals as well as their need for income

MARKET REVIEW

Goldman Sachs Municipal Fixed Income Funds

Market Review

The municipal bond market recorded solid gains during the six months ended September 30, 2012 (the “Reporting Period”) on favorable supply and demand dynamics.

In the broader fixed income market, riskier fixed income assets (i.e., non-U.S. Treasury sectors) began the Reporting Period under pressure, as U.S. economic data weakened in April after a strong start to the year 2012. The performance trend continued in May, as the benchmark 10-year U.S. Treasury yield fell to a new low of 1.56%, and non-U.S. Treasury sectors of the fixed income market continued to perform poorly. Economic data was again a key driver of the weakness in riskier assets, as U.S. payrolls added just 69,000 jobs, less than half the expected gain. Concerns about Europe, and the health of the Spanish banking system in particular, also weighed on investors’ risk appetites.

June marked a turning point for non-U.S. Treasury sectors, although U.S. Treasury yields continued to decline. Developments in Europe were again a key driver of risk sentiment, as Greece held a presidential election that raised concerns about the country potentially exiting the Eurozone, and Spain finally appealed to the European Union for assistance for its banking system. Continued weakness in U.S. and global economic data also weighed on sentiment. As a result, U.S. Treasury yields continued to decline, but non-U.S. Treasury sectors gained ground during the month as Greece elected a pro-Eurozone administration and the European Union agreed to provide support to Spain’s banking system. Even as government bond yields hit new record lows, investors began moving back into higher yielding corporate and emerging market bonds.

Non-U.S. Treasury sectors continued to outperform U.S. Treasuries through the remainder of the Reporting Period, largely as a function of the market searching for yield in an environment of extremely low interest rates. In addition, market expectations for more quantitative easing by the U.S. Federal Reserve (the “Fed”) increased in August in light of minutes from the August 1 Federal Open Market Committee meeting and Fed Chairman Ben Bernanke’s speech at the Fed’s annual conference in Jackson Hole, Wyoming.

In September, the Fed exceeded most expectations for additional quantitative easing with an announcement of open-ended asset purchases, dubbed QE3, and an extension of the likely period of low short-term interest rates from mid-2014 to at least mid-2015. With the Fed holding short-term interest rates at low levels, demand for higher yielding sectors remained strong. Over the course of Reporting Period, the U.S. Treasury yield curve flattened on the short-term end and steepened slightly in the longer maturities.

The Municipal Bond Market

Municipal yields declined during the Reporting Period, generally taking their lead from the U.S. Treasury market, and the municipal yield curve flattened. The yield on a 2-year AAA-rated municipal security fell six basis points to end the Reporting Period at 0.32%. (A basis point is 1/100th of a percentage point.) The yield on a 10-year AAA-rated municipal bond dropped 41 basis points to 1.70%, while the yield on a 30-year AAA-rated municipal security fell 54 basis points to end the Reporting Period at 2.85%.

As municipal yields declined, the ratio between the yields on longer-term municipal bonds and those of comparable-maturity U.S. Treasuries tightened. Intermediate-term and short-term municipal bonds did not keep pace with the rally in U.S. Treasuries, and the ratios between their yields versus those of comparable-maturity U.S. Treasuries widened.

MARKET REVIEW

The technical backdrop for municipal bonds remained favorable during the Reporting Period as a result of strong demand and a robust new issuance calendar. Of the new supply, a significant amount was refinancing, as issuers replaced higher-yield debt with debt issued at lower interest rates. There were 91% more refunding bonds issued between January 1, 2012 and September 30, 2012 than there were issued during the same nine-month period in 2011. Between January 1, 2012 and September 30, 2012, new debt issuance was up only 9%.1

Meanwhile, municipal bond funds received more than $40.3 billion in new investment flows from the beginning of 2012 through the end of the Reporting Period. Of that total, approximately $8.1 billion were invested in high-yield municipal bond funds, approximately $10.6 billion flowed into intermediate-term municipal bond funds, and approximately $18.5 billion went into long-term municipal bond funds.2

Looking Ahead

At the end of the Reporting Period, supply and demand conditions for the municipal bond market remained supportive, in our view. Investment flows continued to be robust, and supply had not kept up with demand. In addition, we saw the yield differential between municipal bond and U.S. Treasury securities as attractive. Going forward, we plan to continue positioning our municipal bond portfolios for an extended period of low interest rates.

Still, we believe municipal bond investors face a number of potential risks in the coming months. Though states appear to have made progress with their fiscal challenges, their steady revenue growth since the second quarter of 2010 seems to be slowing. Meanwhile, in our opinion, municipal governments are showing significant weakness. Additionally, we believe that pension reform could be a source of negative headlines in the months ahead. Going forward, we will continue to monitor developments in Washington, D.C., especially those relating to the potential expiration of the Bush era tax cuts and the tax-exempt status of municipal bonds.

[1]	Source: Bond Buyer as of September 30, 2012.
[2]	Data courtesy of AMG/Lipper.

PORTFOLIO RESULTS

Goldman Sachs High Yield Municipal Fund

Investment Objective

The Fund seeks a high level of current income that is exempt from regular federal income tax and may also consider the potential for capital appreciation.

Portfolio Management Discussion and Analysis

Below, the Goldman Sachs Municipal Fixed Income Investment Management Team discusses the Goldman Sachs High Yield Municipal Fund’s (the “Fund”) performance and positioning for the six-month period ended September 30, 2012 (the “Reporting Period”).

Q	How did the Fund perform during the Reporting Period?

A	During the Reporting Period, the Fund’s Class A, B, C, Institutional and IR Shares generated cumulative total returns, without sales charges, of 7.09%, 6.57%, 6.69%, 7.12% and 7.10%, respectively. These returns compare to the 6.52% cumulative total return of the Fund’s benchmark, the High Yield Municipal Fund Composite Index (“High Yield Municipal Composite”), during the same time period.

The High Yield Municipal Composite is comprised 40% of the Barclays Aggregate Municipal Bond Index (with dividends reinvested) and 60% of the Barclays High Yield Municipal Bond Index (with dividends reinvested), which generated cumulative total returns of 4.24% and 8.06%, respectively, during the Reporting Period.

Q	What key factors were responsible for the Fund’s performance during the Reporting Period?

A	The Fund’s credit quality positioning added to relative returns during the Reporting Period. The Fund’s duration and yield curve strategy also enhanced performance.

Q	Which municipal bond market sectors most significantly affected Fund performance?

A	During the first half of the Reporting Period, the Fund benefited from its exposure to lower credit-quality bonds, which generally outperformed higher credit-quality bonds, as investors sought securities with higher yields. The Fund was slightly hampered by its position in higher quality issues, including state-appropriation debt and higher education bonds.

In the second half of the Reporting Period, issue selection among AA-rated and unrated bonds contributed positively. In addition, the Fund’s exposure to higher yielding issues, such as hospital bonds, special assessment bonds and tobacco bonds, enhanced performance.

For the Reporting Period overall, the Fund benefited from its exposure to zero coupon bonds.

Q	How did duration and yield curve positioning decisions affect the Fund’s performance?

A	The Fund’s longer duration position relative to the High Yield Municipal Composite contributed positively to performance as yields declined during the Reporting Period. Duration is a measure of the Fund’s sensitivity to changes in interest rates.

Our yield curve positioning strategy also enhanced the Fund’s relative returns. The Fund’s overweighted exposure to maturities of 20 years and longer added to results, as longer maturities outperformed shorter maturities during the Reporting Period. Yields on longer maturity municipal bonds declined more than those on shorter maturity municipal bonds, and the yield curve flattened. The Fund’s yield curve positioning was particularly advantageous during May when concerns about Europe’s financial problems sparked a strong rally in riskier assets. Yield curve indicates the spectrum of maturities within a particular sector.

Q	How did the Fund use derivatives and similar instruments during the Reporting Period?

A	The Fund used municipal credit default swaps as we sought to capture the upside potential of select securities that were trading below what we considered their intrinsic value.

PORTFOLIO RESULTS

Also during the Reporting Period, the Fund used municipal inverse variable rate securities to take advantage of the steepness of the municipal yield curve, wherein yields on shorter-term maturity municipal bonds were lower than those on longer-term maturity municipal bonds. These securities have an inverse relationship to short-term interest rates — the interest rate they pay generally increases as short-term interest rates fall and vice versa — and they therefore have the potential to increase or decrease the Fund’s income.

Q	What changes did you make in the Fund’s weightings and investments during the Reporting Period?

A	During the Reporting Period, we increased the Fund’s exposure to select corporate-backed municipal bonds. As a result of heightened volatility, we selectively trimmed the Fund’s exposure to Puerto Rico bonds.

Q	How was the Fund positioned relative to its benchmark index at the end of the Reporting Period?

A	At the end of the Reporting Period, the Fund was overweight the hospital sector and underweight the tobacco sector compared to the High Yield Municipal Composite. The Fund continued to have an overweight relative to the High Yield Municipal Composite in the 20-year to 30-year portion of the municipal yield curve. The Fund’s credit quality improved during the Reporting Period, but it remained underweight high quality municipal bonds and pre-refunded municipal bonds at the end of the Reporting Period. Pre-refunding, also known as advance refunding, is a procedure in which a municipality issues a second bond at a lower interest rate, and uses the proceeds from the sale of the second bond to invest in “escrow collateral” for the first bond. The escrow collateral is typically in Treasury securities. Pre-refunded municipal bonds no longer represent the credit risk profile of the original borrower, and given the high credit quality of the escrow collateral, they often increase in value — sometimes significantly.

Q	What is the Fund’s tactical view and strategy for the months ahead?

A	At the end of the Reporting Period, our outlook for the municipal market — and the high yield municipal market in particular — was positive because of favorable supply and demand dynamics and the difference in yields among various municipal credits, which we considered attractive. We intend to maintain our unconstrained approach in which we focus on seeking attractive risk/return opportunities across all maturities along the municipal bond yield curve and inclusive of all credit qualities. Based on shifts in interest rates, we intend to maintain an appropriate duration target relative to the High Yield Municipal Composite.

FUND BASICS

High Yield Municipal Fund

as of September 30, 2012

PERFORMANCE REVIEW

April 1, 2012– September 30, 2012	Fund Total Return (based on NAV)[1]	High Yield Municipal Fund Composite Index[2]	Barclays High Yield Municipal Bond Index[3]	Barclays Aggregate Municipal Bond index[4]	30-Day Standardized Subsidized Yield[5]	30-Day Standardized Unsubsidized Yield[5]	30-Day Taxable Equivalent Yield[6]
Class A	7.09%	6.52%	8.06%	4.24%	3.52%	3.46%	5.42%
Class B	6.57	6.52	8.06	4.24	2.94	2.88	4.52
Class C	6.69	6.52	8.06	4.24	2.94	2.88	4.52
Institutional	7.12	6.52	8.06	4.24	3.97	3.96	6.11
Class IR	7.10	6.52	8.06	4.24	3.93	3.87	6.05

[1]

The net asset value (“NAV”) represents the net assets of the class of the Fund (ex-dividend) divided by the total number of shares of the class outstanding. The Fund’s performance assumes the reinvestment of dividends and other distributions. The Fund’s performance does not reflect the deduction of any applicable sales charges.

[2]

The High Yield Municipal Fund Composite Index is comprised of the Barclays Aggregate Municipal Bond Index (40%) (with dividends reinvested) and the Barclays High Yield Municipal Bond Index (60%) (with dividends reinvested).

[3]

The Barclays High Yield Municipal Bond Index is an unmanaged index made up of bonds that are non-investment grade, unrated, or rated below Ba1 by Moody’s Investors Service with a remaining maturity of at least one year. The Index does not include any deduction for fees, expenses or taxes. It is not possible to invest directly in an index.

[4]

The Barclays Aggregate Municipal Bond Index is an unmanaged broad-based total return index composed of approximately 40,000 investment grade, fixed rate, and tax-exempt issues, with a remaining maturity of at least one year. The Index does not reflect any deduction for fees, expenses or taxes. It is not possible to invest directly in an index.

[5]

The 30-Day Standardized Subsidized Yield of the Fund is calculated by dividing the net investment income per share (as defined by securities industry regulations) earned by the Fund over a 30-day period (ending on the stated month-end date) by the maximum public offering price (“POP”) per share of the Fund on the last day of the period. This number is then annualized. This yield does not necessarily reflect income actually earned and distributed by the Fund and, therefore, may not be correlated with the dividends or other distributions paid to shareholders. The 30-Day Standardized Unsubsidized Yield does not reflect any applicable expense reductions.

[6]	The 30-Day Taxable Equivalent Yield of the Fund is calculated by dividing the current 30-Day Standardized Subsidized Yield by 1 minus the highest 2011 federal income tax rate of 35%.

The returns set forth in the table above represent past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.goldmansachsfunds.com to obtain the most recent month-end returns. Performance reflects fee waivers and/or expense limitations in effect. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

FUND BASICS

STANDARDIZED TOTAL RETURNS[7]
For the period ended 9/30/12	One Year	Five Years	Ten Years	Since Inception	Inception Date
Class A	7.62%	1.49%	3.41%	4.41%	4/3/00
Class B	6.67	1.26	3.25	4.28	4/3/00
Class C	10.83	1.67	3.12	4.01	4/3/00
Institutional	13.02	2.77	4.26	5.17	4/3/00
Class IR	12.99	N/A	N/A	9.59	7/30/10

[7]

The Standardized Total Returns are average annual total returns as of the most recent calendar quarter-end. They assume reinvestment of all distributions at NAV. These returns reflect a maximum initial sales charge of 4.5% for Class A Shares, the assumed contingent deferred sales charge for Class B Shares (5% maximum declining to 0% after six years) and the assumed contingent deferred sales charge for Class C Shares (1% if redeemed within 12 months of purchase). Class B Shares convert automatically to Class A Shares on or about the fifteenth day of the last month of the calendar quarter that is eight years after purchase. Returns for Class B Shares for the period after conversion reflect the performance of Class A Shares. Because Institutional and Class IR Shares do not involve a sales charge, such a charge is not applied to their Standardized Total Returns. The Fund’s Class B Shares are no longer available for purchase by new or existing shareholders (although current Class B shareholders may continue to reinvest income and capital gains distributions into Class B Shares, and Class B shareholders may continue to exchange their shares for Class B Shares of certain other Goldman Sachs Funds). The Fund will charge a 2% redemption fee on the redemption of shares (including by exchange) held for 60 calendar days or less. The performance figures do not reflect the deduction of the redemption fee. If reflected, the redemption fee would reduce the performance quoted.

The returns set forth in the table above represent past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.goldmansachsfunds.com to obtain the most recent month-end returns. Performance reflects fee waivers and/or expense limitations in effect. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

EXPENSE RATIOS[8]
	Net Expense Ratio (Current)	Gross Expense Ratio (Before Waivers)
Class A	0.86%	0.93%
Class B	1.61	1.68
Class C	1.61	1.68
Institutional	0.57	0.59
Class IR	0.61	0.68

[8]

The expense ratios of the Fund, both current (net of applicable fee waivers and/or expense limitations) and before waivers (gross of applicable fee waivers and/or expense limitations) are as set forth above according to the most recent publicly available Prospectus for the Fund and may differ from the expense ratios disclosed in the Financial Highlights in this report. The Fund’s waivers and/or expense limitations will remain in place through at least July 27, 2013, and prior to such date the investment adviser may not terminate the arrangements without the approval of the Fund’s Board of Trustees. If these arrangements are discontinued in the future, the expense ratios may change without shareholder approval.

FUND BASICS

SECTOR ALLOCATION[9]
Percentage of Market Value

[9]

The percentage shown for each investment category reflects the value of investments in that category as a percentage of market value. The above graph depicts the Fund’s investments but may not represent the Fund’s market exposure due to the exclusion of derivatives, if any, as listed in the Additional Investment Information section of the Schedule of Investments.

PORTFOLIO RESULTS

Goldman Sachs Municipal Income Fund

Investment Objective

The Fund seeks a high level of current income that is exempt from regular federal income tax, consistent with preservation of capital.

Portfolio Management Discussion and Analysis

Below, the Goldman Sachs Municipal Fixed Income Investment Management Team discusses the Goldman Sachs Municipal Income Fund’s (the “Fund”) performance and positioning for the six-month period ended September 30, 2012 (the “Reporting Period”).

Q	How did the Fund perform during the Reporting Period?

A	During the Reporting Period, the Fund’s Class A, B, C, Institutional, Service and IR Shares generated cumulative total returns, without sales charges, of 4.87%, 4.48%, 4.48%, 5.11%, 4.80% and 5.00%, respectively. These returns compare to the 4.24% cumulative total return of the Fund’s benchmark, the Barclays Aggregate Municipal Bond Index (the “Index”), during the same time period.

Q	What key factors were responsible for the Fund’s performance during the Reporting Period?

A	The Fund’s duration and yield curve strategy contributed positively to relative performance during the Reporting Period. Sector and issue selection also enhanced results. The Fund’s credit quality positioning added value as well.

Q	Which municipal bond market sectors most significantly affected Fund performance?

A	In the first half of the Reporting Period, the Fund benefited from its holdings of multi-family housing bonds, tobacco bonds and dedicated tax-backed securities. Its focus on lower-quality investment grade bonds, specifically A-rated and BBB-rated securities, added to results. The Fund’s exposure to California and Puerto Rico municipal securities was advantageous, however its investments in state general obligation (“GO”) bonds overall detracted slightly. The Fund’s allocation to water and sewer bonds was also a modest drag on performance.

During the second half of the Reporting Period, as spread, or non-U.S. Treasury, sectors rallied, the Fund benefited from its positions in traditionally higher yielding segments of the municipal bond market, such as tobacco and hospital bonds. Exposure to California municipal securities also continued to add value.

For the Reporting Period as a whole, the Fund benefited from its exposure to zero coupon bonds.

Q	How did duration and yield curve positioning decisions affect the Fund’s performance?

A	The Fund’s long duration position relative to the Index added to performance as yields declined during the Reporting Period. Duration is a measure of the Fund’s sensitivity to changes in interest rates.

Our yield curve positioning strategy also enhanced relative results. The Fund’s overweighted exposure to maturities of 12 years and longer contributed to performance, as yields declined and the yield curve flattened during the Reporting Period. Yield curve indicates the spectrum of maturities within a particular sector.

Q	How did the Fund use derivatives and similar instruments during the Reporting Period?

A	In seeking to achieve its investment objective, and as market conditions warranted during the Reporting Period, the Fund used municipal inverse variable rate securities to take advantage of changes in interest rates. These securities have an inverse relationship to short-term interest rates — the interest rate they pay generally increases as short-term interest rates fall — and they therefore have the potential to increase the Fund’s income.

PORTFOLIO RESULTS

Q	What changes did you make in the Fund’s weightings and investments during the Reporting Period?

A	During the Reporting Period, we increased the Fund’s exposure to California municipal securities and its allocations to airport bonds and water and sewer bonds. We reduced the Fund’s exposure to BBB-rated securities.

Q	How was the Fund positioned relative to its benchmark index at the end of the Reporting Period?

A	At the end of the Reporting Period, the Fund was overweight lower credit quality investment grade municipal bonds and bonds with maturities of 13 months and less relative to the Index. It held overweighted allocations relative to the Index in bonds issued in California, Illinois and Puerto Rico. The Fund was overweight bonds in the hospital and airport sectors. Compared to the Index, the Fund was underweight state and local GO bonds and pre-refunded municipal bonds at the end of the Reporting Period.

Q	What is the Fund’s tactical view and strategy for the months ahead?

A	We intend to continue managing the Fund to seek opportunities along the entire municipal bond yield curve and across the spectrum of investment grade credits. We will continue to monitor the changing dynamic between agencies and municipals, seeking to keep the Fund invested in the most tax-efficient manner. Based on shifts in interest rates, we intend to maintain an appropriate duration target relative to the Index.

FUND BASICS

Municipal Income Fund

as of September 30, 2012

PERFORMANCE REVIEW

April 1, 2012– September 30, 2012	Fund Total Return (based on NAV)[1]	Barclays Aggregate Municipal Bond Index[2]	30-Day Standardized Subsidized Yield[3]	30-Day Standardized Unsubsidized Yield[3]	30-Day Taxable Equivalent Yield[4]
Class A	4.87%	4.24%	2.28%	2.07%	3.51%
Class B	4.48	4.24	1.63	1.41	2.51
Class C	4.48	4.24	1.62	1.41	2.49
Institutional	5.11	4.24	2.70	2.48	4.15
Service	4.80	4.24	2.18	1.97	3.35
Class IR	5.00	4.24	2.62	2.40	4.03

[1]

The net asset value (“NAV”) represents the net assets of the class of the Fund (ex-dividend) divided by the total number of shares of the class outstanding. The Fund’s performance assumes the reinvestment of dividends and other distributions. The Fund’s performance does not reflect the deduction of any applicable sales charges.

[2]

The Barclays Aggregate Municipal Bond Index is an unmanaged broad-based total return index composed of approximately 40,000 investment grade, fixed rate, and tax-exempt issues, with a remaining maturity of at least one year. The Index figures do not reflect any deduction for fees, expenses or taxes. It is not possible to invest directly in an index.

[3]

The 30-Day Standardized Subsidized Yield of the Fund is calculated by dividing the net investment income per share (as defined by securities industry regulations) earned by the Fund over a 30-day period (ending on the stated month-end date) by the maximum public offering price (“POP”) per share of the Fund on the last day of the period. This number is then annualized. This yield does not necessarily reflect income actually earned and distributed by the Fund and, therefore, may not be correlated with the dividends or other distributions paid to shareholders. The 30-Day Standardized Unsubsidized Yield does not reflect any applicable expense reductions.

[4]	The 30-Day Taxable Equivalent Yield of the Fund is calculated by dividing the current 30-Day Standardized Subsidized Yield by 1 minus the highest 2011 federal income tax rate of 35%.

The returns set forth in the table above represent past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.goldmansachsfunds.com to obtain the most recent month-end returns. Performance reflects fee waivers and/or expense limitations in effect. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

FUND BASICS

STANDARDIZED TOTAL RETURNS[5]
For the period ended 9/30/12	One Year	Five Years	Ten Years	Since Inception	Inception Date
Class A	6.94%	4.85%	4.22%	5.00%	7/20/93
Class B	5.13	4.46	3.98	4.95	5/1/96
Class C	9.24	4.85	3.83	4.21	8/15/97
Institutional	11.47	6.01	5.00	5.38	8/15/97
Service	10.91	5.44	4.46	4.88	7/20/93
Class IR	11.38	N/A	N/A	7.93	7/30/10

[5]

The Standardized Total Returns are average annual total returns as of the most recent calendar quarter-end. They assume reinvestment of all distributions at NAV. These returns reflect a maximum initial sales charge of 3.75% for Class A Shares, the assumed contingent deferred sales charge for Class B Shares (5% maximum declining to 0% after six years) and the assumed contingent deferred sales charge for Class C Shares (1% if redeemed within 12 months of purchase). Class B Shares convert automatically to Class A Shares on or about the fifteenth day of the last month of the calendar quarter that is eight years after purchase. Returns for Class B Shares for the period after conversion reflect the performance of Class A Shares. Prior to July 29, 2009, the maximum initial sales charge applicable to Class A Shares of the Fund was 4.5%, which is not reflected in the figures shown. Because Institutional Shares, Service Shares and Class IR Shares do not involve a sales charge, such a charge is not applied to their Standardized Total Returns. The Fund’s Class B Shares are no longer available for purchase by new or existing shareholders (although current Class B shareholders may continue to reinvest income and capital gains distributions into Class B Shares, and Class B shareholders may continue to exchange their shares for Class B Shares of certain other Goldman Sachs Funds).

The returns set forth in the table above represent past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.goldmansachsfunds.com to obtain the most recent month-end returns. Performance reflects fee waivers and/or expense limitations in effect. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

EXPENSE RATIOS[6]
	Net Expense Ratio (Current)	Gross Expense Ratio (Before Waivers)
Class A	0.78%	0.99%
Class B	1.53	1.74
Class C	1.53	1.74
Institutional	0.44	0.65
Service	0.94	1.15
Class IR	0.53	0.74

[6]

The expense ratios of the Fund, both current (net of applicable fee waivers and/or expense limitations) and before waivers (gross of applicable fee waivers and/or expense limitations) are as set forth above according to the most recent publicly available Prospectus for the Fund and may differ from the expense ratios disclosed in the Financial Highlights in this report. The Fund’s waivers and/or expense limitations will remain in place through at least July 27, 2013, and prior to such date the investment adviser may not terminate the arrangements without the approval of the Fund’s Board of Trustees. If these arrangements are discontinued in the future, the expense ratios may change without shareholder approval.

FUND BASICS

SECTOR ALLOCATION[7]
Percentage of Market Value

[7]

The percentage shown for each investment category reflects the value of investments in that category as a percentage of market value. The above graph depicts the Fund’s investments but may not represent the Fund’s market exposure due to the exclusion of derivatives, if any, as listed in the Additional Investment Information section of the Schedule of Investments.

PORTFOLIO RESULTS

Goldman Sachs Short Duration Tax-Free Fund

Investment Objective

The Fund seeks a high level of current income, consistent with relatively low volatility of principal, that is exempt from regular federal income tax.

Portfolio Management Discussion and Analysis

Below, the Goldman Sachs Municipal Fixed Income Investment Management Team discusses the Goldman Sachs Short Duration Tax-Free Fund’s (the “Fund”) performance and positioning for the six-month period ended September 30, 2012 (the “Reporting Period”).

Q	How did the Fund perform during the Reporting Period?

A	During the Reporting Period, the Fund’s Class A, B, C, Institutional, Service and IR Shares generated cumulative total returns, without sales charges, of 1.25%, 0.94%, 1.05%, 1.42%, 1.17% and 1.38%, respectively. These returns compare to the 0.83% cumulative total return of the Fund’s benchmark, the Barclays 1-3 Year Municipal Bond Index (with dividends reinvested) (the “Index”), during the same time period.

Q	What key factors were responsible for the Fund’s performance during the Reporting Period?

A	State and sector selection contributed positively to relative performance during the Reporting Period. The Fund’s credit quality positioning also enhanced results. Our yield curve strategy added value as well.

Q	Which municipal bond market sectors most significantly affected Fund performance?

A	During the Reporting Period overall, the Fund benefited from its allocation to lower rated credits, particularly A-rated and BBB-rated securities. Also, as yields declined, the Fund’s investments in zero coupon bonds boosted relative returns.

In addition, during the first half of the Reporting Period, the Fund’s exposure to Florida and Michigan municipal securities added to relative returns, though investments overall in state general obligation (“GO”) bonds detracted slightly. The Fund’s allocation to water and sewer bonds was a modest drag on performance.

During the second half of the Reporting Period, the Fund’s exposure to Illinois and Michigan municipal bonds contributed positively.

Q	How did duration and yield curve positioning decisions affect the Fund’s performance?

A	The Fund’s duration position did not have a meaningful impact on relative performance during the Reporting Period. Duration is a measure of the Fund’s sensitivity to changes in interest rates.

Our yield curve positioning strategy enhanced relative results. The Fund’s overweighted exposure to maturities of five years and longer contributed to performance, as yields declined and the yield curve flattened during the Reporting Period. Yield curve indicates the spectrum of maturities within a particular sector.

Q	How did the Fund use derivatives and similar instruments during the Reporting Period?

A	In seeking to achieve its investment objective, and as market conditions warranted during the Reporting Period, the Fund used municipal inverse variable rate securities to take advantage of changes in interest rates. These securities have an inverse relationship to short-term interest rates — the interest rate they pay generally increases as short-term interest rates fall — and they therefore have the potential to increase the Fund’s income.

Q	What changes did you make in the Fund’s weightings and investments during the Reporting Period?

A	During the Reporting Period, we sold part of the Fund’s position in zero coupon bonds to capture profits. As a result of heightened volatility, we slightly reduced the Fund’s exposure to Puerto Rico bonds. We increased the Fund’s exposure to the five-year to seven-year portion of the municipal bond yield curve.

PORTFOLIO RESULTS

Q	How was the Fund positioned relative to its benchmark index at the end of Reporting Period?

A	At the end of the Reporting Period, the Fund was overweight lower credit quality investment grade municipal bonds and bonds with maturities of 13 months and less relative to the Index. It held overweighted allocations relative to the Index in bonds issued in Illinois and Florida. Compared to the Index, the Fund was underweight California GO bonds and pre-refunded municipal bonds at the end of the Reporting Period.

Q	What is the Fund’s tactical view and strategy for the months ahead?

A	We intend to continue managing the Fund to seek opportunities in the short-term end of the municipal bond yield curve, including investment grade credits. We will continue to monitor the changing dynamic between agencies and municipals, seeking to keep the Fund invested in the most tax-efficient manner. Based on shifts in interest rates, we intend to maintain an appropriate duration target relative to the Index. We may adjust the Fund’s duration position if we see a broad change in interest rates.

FUND BASICS

Short Duration Tax-Free Fund

as of September 30, 2012

PERFORMANCE REVIEW

April 1, 2012– September 30, 2012	Fund Total Return (based on NAV)[1]	Barclays 1-3 Year Municipal Bond Index[2]	30-Day Standardized Subsidized Yield[3]	30-Day Standardized Unsubsidized Yield[3]	30-Day Taxable Equivalent Yield[4]
Class A	1.25%	0.83%	0.63%	0.60%	0.97%
Class B	0.94	0.83	0.05	-0.13	0.08
Class C	1.05	0.83	0.25	-0.13	0.38
Institutional	1.42	0.83	0.98	0.95	1.51
Service	1.17	0.83	0.50	0.47	0.77
Class IR	1.38	0.83	0.89	0.86	1.37

[1]

The net asset value (“NAV”) represents the net assets of the class of the Fund (ex-dividend) divided by the total number of shares of the class outstanding. The Fund’s performance reflects the reinvestment of dividends and other distributions. The Fund’s performance does not reflect the deduction of any applicable sales charges.

[2]

The Barclays 1-3 Year Municipal Bond Index, an unmanaged index, represents investment grade municipal bonds with maturities greater than one year and less than 4 years, and does not reflect any deduction for fees, expenses or taxes. It is not possible to invest directly in an index.

[3]

The 30-Day Standardized Subsidized Yield of the Fund is calculated by dividing the net investment income per share (as defined by securities industry regulations) earned by the Fund over a 30-day period (ending on the stated month-end date) by the maximum public offering price (“POP”) per share of the Fund on the last day of the period. This number is then annualized. This yield does not necessarily reflect income actually earned and distributed by the Fund and, therefore, may not be correlated with the dividends or other distributions paid to shareholders. The 30-Day Standardized Unsubsidized Yield does not reflect any applicable expense reductions.

[4]	The 30-Day Taxable Equivalent Yield of the Fund is calculated by dividing the current 30-Day Standardized Subsidized Yield by 1 minus the highest 2011 federal income tax rate of 35%.

The returns set forth in the table above represent past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.goldmansachsfunds.com to obtain the most recent month-end returns. Performance reflects fee waivers and/or expense limitations in effect. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

FUND BASICS

STANDARDIZED TOTAL RETURNS[5]
For the period ended 9/30/12	One Year	Five Years	Ten Years	Since Inception	Inception Date
Class A	1.02%	2.89%	2.37%	3.15%	5/1/97
Class B	-0.08	2.58	2.01	2.92	5/1/97
Class C	1.48	2.57	1.83	2.45	8/15/97
Institutional	2.80	3.53	2.89	3.74	10/1/92
Service	2.39	3.03	2.38	3.25	9/20/94
Class IR	2.70	N/A	N/A	2.38	7/30/10

[5]

The Standardized Total Returns are average annual total returns as of the most recent calendar quarter-end. They assume reinvestment of all distributions at NAV. These returns reflect a maximum initial sales charge of 1.5% for Class A Shares, the assumed contingent deferred sales charge for Class B Shares (2% maximum declining to 0% after three years) and the assumed contingent deferred sales charge for Class C Shares (0.65% if redeemed within 12 months of purchase). Class B Shares convert automatically to Class A Shares on or about the fifteenth day of the last month of the calendar quarter that is eight years after purchase. Returns for Class B Shares for the period after conversion reflect the performance of Class A Shares. Prior to July 29, 2009, the maximum initial sales charge applicable to Class A Shares of the Fund was 2.0%, which is not reflected in the figures shown. Because Institutional, Service and Class IR Shares do not involve a sales charge, such a charge is not applied to their Standardized Total Returns. The Fund’s Class B Shares are no longer available for purchase by new or existing shareholders (although current Class B shareholders may continue to reinvest income and gains distributions into Class B Shares, and Class B shareholders may continue to exchange their shares for Class B Shares of certain other Goldman Sachs Funds).

The returns set forth in the table above represent past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.goldmansachsfunds.com to obtain the most recent month-end returns. Performance reflects fee waivers and/or expense limitations in effect. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

EXPENSE RATIOS[6]
	Net Expense Ratio (Current)	Gross Expense Ratio (Before Waivers)
Class A	0.73%	0.77%
Class B	1.33	1.52
Class C	1.13	1.52
Institutional	0.39	0.43
Service	0.89	0.93
Class IR	0.48	0.52

[6]

The expense ratios of the Fund, both current (net of applicable fee waivers and/or expense limitations) and before waivers (gross of applicable fee waivers and/or expense limitations) are as set forth above according to the most recent publicly available Prospectus for the Fund and may differ from the expense ratios disclosed in the Financial Highlights in this report. The Fund’s waivers and/or expense limitations will remain in place through at least July 27, 2013, and prior to such date the investment adviser may not terminate the arrangements without the approval of the Fund’s Board of Trustees. If these arrangements are discontinued in the future, the expense ratios may change without shareholder approval.

FUND BASICS

SECTOR ALLOCATION[7]
Percentage of Market Value

[7]

The percentage shown for each investment category reflects the value of investments in that category as a percentage of market value. The above graph depicts the Fund’s investments but may not represent the Fund’s market exposure due to the exclusion of derivatives, if any, as listed in the Additional Investment Information section of the Schedule of Investments.

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments

September 30, 2012 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

State-Specific Municipal Debt Obligations – 96.5%
Alabama – 2.1%
Alabama Special Care Facilities Financing Authority RB for Birmingham Ascension Health Series 2009 C-1 (AA+/NR)(a)(b)(c)
$6,875,000	14.080%	11/03/16	$10,104,600
Alexander City Special Care Facilities Financing Authority Medical Facilities RB for Russell Hospital Corp. Series 2006 A (BB+/NR)
3,405,000	5.375	12/01/16	3,665,142
4,425,000	5.500	12/01/21	4,633,506
5,775,000	5.625	12/01/26	6,002,131
16,515,000	5.750	12/01/36	16,998,889
Courtland Industrial Development Board PCRB Refunding for International Paper Co. Projects Series 2005 A (BBB/Baa3)
1,000,000	5.000	06/01/25	1,030,560
Infirmary Health System Special Care Facilities Financing Authority of Mobile RB for Infirmary Health System, Inc. Series 2010 A (A-/NR)
7,500,000	5.250	02/01/30	8,080,050
Prattville Alabama Industrial Development Board Environmental Improvement RB Refunding for International Paper Co. Project Series A (AMT) (BBB/Baa3)
3,185,000	4.750	12/01/30	3,185,574
Selma Industrial Development Board Gulf Opportunity Zone Bonds for International Paper Company Project Series 2011 A (BBB/Baa3)
2,250,000	5.375	12/01/35	2,454,570
Sylacauga Health Care Authority RB for Coosa Valley Medical Center Series 2005 A (GO OF AUTH) (NR/NR)
7,600,000	6.000	08/01/25	7,677,748
15,000,000	6.000	08/01/35	15,052,500

			78,885,270

Arizona – 2.5%
Apache County IDA PCRB for Tucson Electric Power Company Series 2012 A (BBB-/Baa3)
7,000,000	4.500	03/01/30	7,311,150
Arizona Health Facilities Authority Hospital RB for Phoenix Children’s Hospital Series 2007 A (BBB+/NR)(b)
39,070,000	1.180	02/02/15	38,704,696
City of Tempe IDA RB Refunding for Friendship Village Series 2012 A (NR/NR)
1,325,000	6.250	12/01/46	1,428,271
City of Tempe Industrial Development Authority RB Refunding for Friendship Village Series 2012 A (NR/NR)
1,250,000	6.250	12/01/42	1,349,312
Maricopa County Arizona Pollution Control Corp. PCRB Refunding for El Paso Electric Co. Project Series 2009 A (BBB/Baa2)
8,800,000	7.250	02/01/40	10,422,104
Maricopa County Arizona Pollution Control Corp. PCRB Refunding for Public Service Co. of New Mexico Palo Verde Project Series 2003 A (BBB-/Baa3)
5,000,000	6.250	01/01/38	5,671,150
Pima County IDA RB for Tucson Electric Power Co. Project RMKT 01/12/10 Series 2008 B (BBB-/Baa3)
7,850,000	5.750	09/01/29	8,369,121

State-Specific Municipal Debt Obligations – (continued)
Arizona – (continued)
Pima County IDA RB for Tucson Electric Power Co. Project Series 2010 A (BBB-/Baa3)
$7,485,000	5.250%	10/01/40	$8,125,117
Pima County IDA RB Refunding for Tucson Electric Power Co. Project Series 2012 A (BBB-/Baa3)
5,350,000	4.500	06/01/30	5,592,943
University Medical Center Corp. RB Series 2009 (BBB+/Baa1)
500,000	6.250	07/01/29	583,895
1,000,000	6.500	07/01/39	1,163,760
University Medical Center Corp. RB Series 2011 (GO OF CORP) (BBB+/Baa1)
3,500,000	6.000	07/01/39	4,059,615

			92,781,134

California – 14.9%
ABC Unified School District GO Bonds Series 2001 C (NATL-RE FGIC) (A+/Aa3)(d)
1,600,000	0.000	08/01/26	889,648
Alameda County Oakland Unified School District GO Bonds for Election of 2006 Series 2012 A (NR/NR)
2,800,000	5.500	08/01/32	3,099,964
Alvord Unified School District GO Bonds Capital Appreciation for 2007 Election Series 2007 B (AGM) (AA-/Aa3)(d)
1,210,000	0.000	08/01/36	341,510
Anaheim Public Financing Authority RB Capital Appreciation for Public Improvements Project Series 1997 C (AGM) (AA-/Aa3)(d)
855,000	0.000	09/01/29	384,622
Anaheim Redevelopment Agency Tax Allocation Refunding for Merged Redevelopment Project Area Series 2007 A (AGM) (AA-/Aa3)
1,725,000	5.000	02/01/22	1,881,216
3,875,000	5.000	02/01/24	4,174,615
Bakersfield School District GO Bonds Capital Appreciation for Election of 2006 Series 2012 C (A+/Aa2)(e)
600,000	0.000	05/01/37	208,254
5,250,000	0.000	05/01/42	1,794,188
7,380,000	0.000	05/01/47	2,471,931
Calaveras Unified School District GO Bonds for Capital Appreciation Series 2000 (AGM) (AA-/Aa3)(d)
1,055,000	0.000	08/01/25	599,124
California Health Facilities Financing Authority RB for California Sutter Health Facilities Series 2007 A (AA-/Aa3)
5,870,000	5.250	11/15/46	6,209,638
California Health Facilities Financing Authority RB for Children’s Hospital Los Angeles Series 2012 A (BBB+/Baa2)
1,000,000	5.000	11/15/34	1,068,740
California Municipal Finance Authority COPS for Community Hospitals of Central California Obligated Group Series 2009 (BBB/Baa2)
19,500,000	5.500	02/01/39	20,595,120
California Public Works Board Lease RB for various Judicial Council Projects Series 2011 D (BBB+/A2)
3,000,000	5.000	12/01/31	3,278,610
California State Various Purpose Refunding (A-/A1)
20,000,000	5.000	04/01/42	22,167,000

20	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Principal Amount	Interest Rate	Maturity Date	Value

State-Specific Municipal Debt Obligations – (continued)
California – (continued)
California Statewide Communities Development Authority RB for California Baptist University Series 2007 A (NR/NR)
$2,000,000	5.400%	11/01/27	$2,127,780
11,850,000	5.500	11/01/38	12,263,209
California Statewide Communities Development Authority RB for Methodist Hospital Project Series 2009 (FHA INS) (NR/Aa2)
6,000,000	6.625	08/01/29	7,604,760
California Statewide Financing Authority Tobacco Settlement RB Capital Appreciation for Turbo Pooled Program Series 2006 B (B/NR)(d)
35,000,000	0.000	06/01/46	1,767,500
California Various Purpose GO Bonds Series 2011 (A-/A1)
10,000,000	5.000	09/01/41	11,034,800
Capistrano Unified School District Special Tax for Capital Appreciation Series 2005 (NATL-RE FGIC) (BBB/WR)(d)
7,000,000	0.000	09/01/33	2,283,190
City of Davis Redevelopment Agency Tax Allocation for Davis Redevelopment Project Series 2011 A (A+/NR)
750,000	6.500	12/01/26	874,417
2,830,000	7.000	12/01/36	3,356,154
City of Goleta Redevelopment Agency Tax Allocation for Goleta Old Town Redevelopment Project Series 2011 (NR/NR)
670,000	7.750	12/01/31	724,283
5,000,000	8.000	06/01/44	5,408,600
City of Palo Alto Limited Obligation Refunding Improvement Bonds for University Avenue Area Off-Street Parking Assessment District Series 2012 (BBB/NR)
600,000	5.000	09/02/30	654,330
Coronado Community Development Agency Tax Allocation for Coronado Community Development Project Series 2005 (AMBAC) (AA-/NR)
175,000	5.000	09/01/20	186,242
El Dorado County Community Facilities District No. 1992-1 Special Tax Bonds Series 2012 (A/NR)
700,000	4.000	09/01/31	693,560
Encinitas Community Facilities District No.1 Special Tax Refunding Bonds for Encinitas Ranch Public Improvements Series 2012 (A-/NR)
775,000	5.000	09/01/29	840,518
2,000,000	4.000	09/01/30	1,964,780
Fontana Public Financing Authority Tax Allocation for North Fontana Redevelopment Project Series 2001 A (AGM) (AA-/Aa3)
1,540,000	5.250	09/01/20	1,543,942
Fullerton Public Financing Authority Tax Allocation Series 2005 (AMBAC) (A/WR)
200,000	5.000	09/01/27	203,512
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Asset-Backed Bonds for Capital Appreciation Subseries 2007 B (CCC+/NR)(d)
125,785,000	0.000	06/01/47	9,543,308
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Asset-Backed Bonds for Capital Appreciation Subseries 2007 C (CCC/NR)(d)
307,000,000	0.000	06/01/47	6,431,650

State-Specific Municipal Debt Obligations – (continued)
California – (continued)
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Asset-Backed Bonds Series 2007 A-1 (B-/B3)
$1,590,000	5.125%	06/01/47	$1,219,784
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Enhanced Asset-Backed Bonds Series 2005 A (AGC-ICC) (AA-/Aa3)
23,400,000	5.000	06/01/45	23,989,914
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Enhanced Asset-Backed Bonds Series 2005 A (FGIC) (BBB+/A2)
15,535,000	5.000	06/01/35	15,938,444
13,190,000	5.000	06/01/38	13,492,315
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Enhanced Asset-Backed Bonds Series 2005 A (Radian-IBCC) (BBB+/A2)
150,000	5.000	06/01/45	153,172
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Senior Asset-Backed Bonds Series 2007 A-1 (B-/B3)
32,135,000	5.750	06/01/47	27,285,828
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Series 2005 (AMBAC-TCRS-BNY) (BBB+/A2)
20,805,000	5.000	06/01/45	21,245,026
Golden State Tobacco Securitization Corp. Enhanced Tobacco Settlement Asset-Backed Bonds Series 2005 A (BBB+/A2)
220,000	5.000	06/01/45	224,321
Hartnell Community College District GO Bonds Capital Appreciation for Election of 2002 Series 2009 D (AA-/Aa2)(d)
50,000,000	0.000	08/01/49	3,841,000
Inland Empire Tobacco Securitization Authority RB Turbo Asset- Backed Bonds for Capital Appreciation Series 2007 C-1 (B/NR)(d)
101,195,000	0.000	06/01/36	8,795,869
Inland Empire Tobacco Securitization Authority RB Turbo Asset- Backed Bonds for Capital Appreciation Series 2007 C-2 (B/NR)(d)
211,235,000	0.000	06/01/47	7,441,809
Inland Empire Tobacco Securitization Authority RB Turbo Asset- Backed Bonds for Capital Appreciation Series 2007 D (B/NR)(d)
260,660,000	0.000	06/01/57	3,091,428
Lake Elsinore Unified School District Community Facilities District Special Tax Series 2005-3 (NR/NR)
1,435,000	5.050	09/01/30	1,440,324
690,000	5.050	09/01/35	690,338
Lemoore Redevelopment Agency Tax Allocation for Lemoore Redevelopment Project Series 2011 (A-/NR)
665,000	6.625	08/01/24	715,580
1,000,000	7.250	08/01/31	1,094,150
9,315,000	7.375	08/01/40	10,194,895
Los Angeles County GO Bonds for Westside Union School District Election Series 2008 B (AA-/Aa3)(d)
49,925,000	0.000	08/01/50	6,876,170

The accompanying notes are an integral part of these financial statements.	21

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

September 30, 2012 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

State-Specific Municipal Debt Obligations – (continued)
California – (continued)
Los Angeles County Sanitation Districts Financing Authority RB for Capital Projects District No. 20 Subseries 2007 A (AMBAC) (A/WR)
$4,000,000	4.500%	10/01/42	$4,097,000
Los Angeles Regional Airports Improvement Corp. Lease RB Series 2002 C (AMT) (NR/C)(b)(f)
32,425,000	7.500	12/01/24	32,125,069
Los Angeles Unified School District GO Bonds Refunding Series 2007 A-1 (NATL-RE) (AA-/Aa2)
13,745,000	4.500	01/01/28	14,935,180
Lynwood Redevelopment Agency Tax Allocation for Housing Projects Series 2011 A (A-/NR)
1,625,000	6.750	09/01/26	1,833,618
1,500,000	7.000	09/01/31	1,699,665
875,000	7.250	09/01/38	999,565
Madera County Unified School District GO Bonds Capital Appreciation for Election of 2002 Series 2005 (NATL-RE FGIC) (A+/WR)(d)
2,740,000	0.000	08/01/26	1,389,728
2,590,000	0.000	08/01/27	1,239,911
1,395,000	0.000	08/01/28	630,582
Merced City School District GO Bonds Capital Appreciation for Election of 2003 Series 2005 (NATL-RE) (A/NR)(d)
1,330,000	0.000	08/01/27	671,756
Merced-Union High School District Election of 2008 GO Bonds Series 2011 C (NR/Aa3)(d)
3,750,000	0.000	08/01/35	1,172,100
Monrovia Unified School District GO Bonds for Capital Appreciation Series 2001 B (NATL-RE FGIC) (A+/Aa3)(d)
1,000,000	0.000	08/01/24	612,340
M-S-R Energy Authority Gas RB Series 2009 A (A-/NR)
8,250,000	6.500	11/01/39	10,708,748
M-S-R Energy Authority Gas RB Series 2009 B (A-/NR)
2,000,000	6.500	11/01/39	2,596,060
M-S-R Energy Authority Gas RB Series 2009 C (A-/NR)
10,000,000	6.125	11/01/29	12,096,200
13,500,000	6.500	11/01/39	17,523,405
Mt. Diablo Unified School District GO Bonds Capital Appreciation for Election of 2010 Series 2010 A (AGM) (AA-/Aa3)(e)
7,000,000	0.000	08/01/30	4,979,170
Murrieta Community Facilities District No. 3 Special Tax for Creekside Village Improvement Area 1 Series 2005 (NR/NR)
1,615,000	5.200	09/01/35	1,615,371
Natomas Unified School District GO Bonds Refunding Series 2012 (AGM) (AA-/Aa3)
1,435,000	4.000	09/01/23	1,521,789
1,545,000	4.000	09/01/24	1,621,076
1,665,000	4.000	09/01/25	1,725,689
1,735,000	4.000	09/01/26	1,772,025
1,400,000	4.000	09/01/27	1,419,432

State-Specific Municipal Debt Obligations – (continued)
California – (continued)
New Haven Unified School District GO Bonds Refunding for Capital Appreciation Series 2009 (ASSURED GTY) (AA-/Aa3)(d)
$860,000	0.000%	08/01/25	$503,960
1,105,000	0.000	08/01/26	607,794
5,550,000	0.000	08/01/30	2,458,428
7,830,000	0.000	08/01/32	3,080,870
7,000,000	0.000	08/01/34	2,428,090
Palomar Pomerado Health COPS Series 2009 (BB+/Baa3)
16,450,000	6.750	11/01/39	18,470,225
Palomar Pomerado Health COPS Series 2010 (BB+/Baa3)
7,000,000	6.000	11/01/41	7,551,810
Palomar Pomerado Health GO Bonds Capital Appreciation for Election of 2004 Series 2009 B (ASSURED GTY) (AA-/Aa3)(e)
10,750,000	0.000	08/01/38	9,303,803
Placer Union High School District GO Bonds for Capital Appreciation Series 2000 A (NATL-RE FGIC) (AA-/Aa3)(d)
1,805,000	0.000	08/01/25	1,071,105
Poway Unified School District Community Facilities District No. 6-4S Ranch Improvement Area C Special Tax Bonds Series 2012 (NR/NR)
250,000	4.600	09/01/35	248,588
1,500,000	5.000	09/01/42	1,524,555
Riverside County Redevelopment Agency Tax Allocation for Capital Appreciation Jurupa Valley Redevelopment Project Area Series 2011 B (A-/NR)(d)
2,220,000	0.000	10/01/33	586,702
2,220,000	0.000	10/01/35	503,230
1,840,000	0.000	10/01/37	360,419
5,000,000	0.000	10/01/38	915,250
8,425,000	0.000	10/01/39	1,433,429
13,395,000	0.000	10/01/40	2,122,706
7,275,000	0.000	10/01/41	1,076,409
6,000,000	0.000	10/01/42	826,320
Riverside County Redevelopment Agency Tax Allocation for Jurupa Valley Redevelopment Project Area Series 2011 B (A-/NR)
1,225,000	6.500	10/01/25	1,366,193
1,950,000	6.750	10/01/30	2,182,791
San Bernardino City Unified School District GO Bonds Capital Appreciation for Election of 1999 Series 2003 C (NATL-RE FGIC) (A/A2)(d)
1,420,000	0.000	08/01/25	739,621
San Diego Unified School District GO Bonds for Election of 2008 Series 2010 C (AA-/Aa2)(d)
30,265,000	0.000	07/01/44	6,137,439
San Diego Unified School District GO Bonds Refunding Series 2012 R-1 (AA-/Aa2)(d)
10,000,000	0.000	07/01/30	4,611,500
3,000,000	0.000	07/01/31	1,295,580
San Francisco City & County Public Utilities Commission Water RB Refunding Subseries 2012 C (AA-/Aa3)
13,210,000	4.000	11/01/31	14,233,907

22	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Principal Amount	Interest Rate	Maturity Date	Value

State-Specific Municipal Debt Obligations – (continued)
California – (continued)
San Francisco City & County Redevelopment Financing Authority Tax Allocation for Mission Bay North Redevelopment Series 2011 C (A-/NR)
$500,000	6.750%	08/01/33	$587,630
2,000,000	6.750	08/01/41	2,305,000
San Francisco City & County Redevelopment Financing Authority Tax Allocation for Mission Bay North Redevelopment Series 2011 D (BBB/NR)
435,000	6.625	08/01/27	490,523
San Francisco City & County Redevelopment Financing Authority Tax Allocation for Mission Bay South Redevelopment Series 2009 D (BBB/NR)
750,000	6.250	08/01/28	817,170
555,000	6.375	08/01/29	605,333
305,000	6.500	08/01/31	331,163
1,000,000	6.625	08/01/39	1,088,110
San Francisco City & County Redevelopment Financing Authority Tax Allocation for Mission Bay South Redevelopment Series 2011 D (BBB/NR)
1,000,000	7.000	08/01/33	1,134,780
1,500,000	7.000	08/01/41	1,691,280
San Juan Unified School District GO Bonds for Capital Appreciation Series 2000 (NATL-RE FGIC) (A+/Aa2)(d)
1,580,000	0.000	08/01/24	976,503
1,595,000	0.000	08/01/25	929,981
San Marcos Unified School District GO Bonds Capital Appreciation for Election of 2010 Series B (AA-/Aa2)(d)
3,500,000	0.000	08/01/47	595,630
Santa Monica Redevelopment Agency Tax Allocation for Earthquake Recovery Redevelopment Project Series 2011 (AA/NR)
2,000,000	5.000	07/01/42	2,198,900
Santa Monica Redevelopment Agency Tax Allocation for Earthquake Recovery Redevelopment RB Series 2011 (AA/NR)
2,000,000	5.000	07/01/32	2,264,460
Santee Community Development Commission Tax Allocation for Santee Community Redevelopment Project Series 2011 A (A/NR)
1,000,000	7.000	08/01/31	1,128,240
2,000,000	7.000	08/01/41	2,236,340
Simi Valley Community Development Agency Tax Allocation Refunding for Merged Tapo Canyon and West End Community Development Project Series 2003 (NATL-RE FGIC) (A/WR)
525,000	5.250	09/01/19	541,138
Stockton Unified School District GO Bonds Capital Appreciation for Election of 2008 Series 2011 D (AGM) (AA-/Aa3)(d)
13,025,000	0.000	08/01/39	2,898,844
17,470,000	0.000	08/01/44	2,902,291
14,850,000	0.000	08/01/45	2,331,747
17,405,000	0.000	08/01/46	2,574,548
690,000	0.000	08/01/47	96,455
14,015,000	0.000	08/01/48	1,851,662

State-Specific Municipal Debt Obligations – (continued)
California – (continued)
Stockton Unified School District GO Bonds Election of 2005 Series 2007 (AGM) (AA-/Aa3)
$1,690,000	5.000%	08/01/20	$1,799,309
1,165,000	5.000	08/01/21	1,233,456
525,000	5.000	08/01/22	549,927
2,540,000	5.000	08/01/23	2,660,599
Temecula Public Financing Authority Community Facilities District No. 03-03 Special Tax Refunding Bonds for Wolf Creek Series 2012 (NR/NR)
3,515,000	5.000	09/01/34	3,625,758
Temecula Redevelopment Agency Tax Allocation for Housing Redevelopment Project No. 1 Series 2011 A (A/NR)
1,000,000	6.750	08/01/31	1,131,210
2,100,000	7.000	08/01/39	2,399,838
Tobacco Securitization Authority Southern California Tobacco Settlement RB Senior Asset-Backed Bonds for San Diego County Tobacco Asset Securitization Corp. Series 2006 A-1 (B+/B2)
7,470,000	5.125	06/01/46	5,937,380
Tobacco Securitization Authority Southern California Tobacco Settlement RB Senior Asset-Backed Bonds for San Diego County Tobacco Asset Securitization Corp. Series 2006 A-1 (BB+/B3)
2,235,000	5.000	06/01/37	1,818,508
Union City Community Redevelopment Agency Tax Allocation for Community Redevelopment Project Sub Lien Series 2011 (A/NR)
1,500,000	6.875	12/01/33	1,702,200
Upland Community Facilities District No. 2003-2 Special Tax Refunding Bonds 2012 (BBB/NR)
1,000,000	5.000	09/01/34	1,032,310
Walnut Public Financing Authority Tax Allocation for Walnut Improvement Project Series 2002 (AMBAC) (A+/WR)
550,000	5.375	09/01/19	551,017
West Hollywood Community Development Commission Tax Allocation for East Side Redevelopment Project Series 2011 A (BBB/NR)
1,000,000	7.250	09/01/31	1,124,160
5,000,000	7.500	09/01/42	5,666,550
William S. Hart Union High School District Election of 2008 GO Bonds Series 2011 B (AGM) (AA-/Aa2)(d)
7,000,000	0.000	08/01/35	2,302,860
3,325,000	0.000	08/01/36	1,027,425
Wiseburn School District GO Unltd Bonds Capital Appreciation Series 2008 A (ASSURED GTY) (AA-/Aa3)(d)
8,775,000	0.000	08/01/33	3,240,871

			561,408,391

Colorado – 2.0%
Colorado Health Facilities Authority RB for Covenant Retirement Communities, Inc. Series 2005 (BBB-/NR)
9,050,000	5.000	12/01/35	9,329,283
Colorado Health Facilities Authority RB for Covenant Retirement Communities, Inc. Series 2012 A (BBB-/NR)
3,500,000	4.500	12/01/33	3,448,130
3,500,000	5.000	12/01/33	3,670,380

The accompanying notes are an integral part of these financial statements.	23

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

September 30, 2012 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

State-Specific Municipal Debt Obligations – (continued)
Colorado – (continued)
Colorado Health Facilities Authority RB for The Evangelical Lutheran Good Samaritan Society Project Series 2012 (A-/A3)
$16,110,000	5.000%	12/01/42	$17,058,235
Colorado Regional Transportation District Tax-Exempt Private Activity RB for Denver Transit Partners Eagle P3 Project Series 2010 (BBB-/Baa3)
12,860,000	6.000	01/15/41	14,881,335
Cross Creek Metropolitan District No. 2 GO Bonds Refunding Limited Tax Series 2006 (NR/NR)(g)
4,500,000	3.500	12/01/12	3,577,410
Denver Colorado City & County Special Facilities Airport RB Refunding for United Air Lines, Inc. Project Series 2007 A (AMT) (B/B3)
9,000,000	5.750	10/01/32	9,335,250
E-470 Public Highway Authority RB Series 2004 A (NATL-RE) (BBB/Baa2)(d)
15,000,000	0.000	09/01/28	6,720,750
4,100,000	0.000	09/01/34	1,243,448
E-470 Public Highway Authority RB Series 2004 B (NATL-RE) (BBB/Baa2)(d)
1,715,000	0.000	09/01/28	733,351
E-470 Public Highway Authority RB Series 2010 A (BBB-/Baa2)(d)
4,000,000	0.000	09/01/40	819,840
Park Meadows Business Improvement District RB Series 2007 (NR/NR)
475,000	5.300	12/01/27	502,830
720,000	5.350	12/01/31	755,295
Vista Ridge Metropolitan District GO Bonds Refunding Limited Tax Subseries 2006 B (NR/NR)
1,725,000	6.625	12/01/40	1,306,273

			73,381,810

Connecticut – 0.3%
West Haven Connecticut GO Bonds Series 2012 (AGM) (AA-/Aa3)
3,495,000	5.000	08/01/21	3,992,653
2,095,000	5.000	08/01/22	2,393,663
2,000,000	5.000	08/01/23	2,272,520
1,000,000	5.000	08/01/25	1,128,220

			9,787,056

Delaware – 0.2%
Bridgeville Delaware Special Obligation Special Tax for Heritage Shores Special Development District Series 2005 A (NR/NR)
6,501,000	5.450	07/01/35	5,009,736
Delaware Economic Development Authority Gas Facilities RB Refunding for Delmarva Power & Light Co. Project Series 2010 (BBB+/Baa2)
3,000,000	5.400	02/01/31	3,352,350

			8,362,086

State-Specific Municipal Debt Obligations – (continued)
District of Columbia – 1.7%
District of Columbia Tax Increment RB Refunding Gallery Place Project Series 2012 (A-/A1)
$3,725,000	5.000%	06/01/29	$4,150,991
3,910,000	5.000	06/01/30	4,344,753
Metropolitan Washington DC Airports Authority Dulles Toll Road RB Second Senior Lien Capital Appreciation for Dulles Metrorail and Capital Improvement Project Series 2009 (ASSURED GTY) (AA-/Aa3)(e)
25,000,000	0.000	10/01/41	24,918,000
Metropolitan Washington DC Airports Authority Dulles Toll Road RB Second Senior Lien Capital Appreciation for Dulles Metrorail and Capital Improvement Project Series 2010 B (BBB+/Baa1)(e)
37,100,000	0.000	10/01/44	31,610,684

			65,024,428

Florida – 14.0%
Aberdeen Community Development District Special Assessment Series 2006-1 (NR/NR)(f)
1,810,000	5.250	11/01/15	950,250
Amelia National Community Development District Special Assessment for Capital Improvement Series 2004 A (NR/NR)
4,295,000	6.300	05/01/35	3,679,956
Amelia National Community Development District Special Assessment for Capital Improvement Series 2006 A (NR/NR)
1,690,000	5.375	05/01/37	1,176,341
Arborwood Community Development District RB Capital Improvement for Centex Homes Project Series 2006 A-3 (NR/NR)
8,925,000	5.500	05/01/36	8,994,794
Arborwood Community Development District RB Capital Improvement for Master Infrastructure Project Series 2005 B (NR/NR)
570,000	5.100	05/01/14	479,330
Arborwood Community Development District Special Assessment Capital Improvement for Centex Homes Project Series 2006 A-1 (NR/NR)(f)
17,510,000	5.500	05/01/36	2,976,700
Arborwood Community Development District Special Assessment Capital Improvement for Centex Homes Project Series 2006 A-2 (NR/NR)
230,000	5.250	05/01/36	234,425
Arborwood Community Development District Special Assessment for Master Infrastructure Projects Series 2005 A (NR/NR)
26,175,000	5.350	05/01/36	19,194,128
Arborwood Community Development District Special Assessment for School Site Acquisition Project Series 2005 (NR/NR)(f)
4,660,000	5.500	05/01/14	2,863,787
Bellalago Educational Facilities Benefits District Special Assessment for Capital Improvement Series 2004 A (NR/NR)
1,870,000	5.850	05/01/22	1,901,079
8,000,000	6.000	05/01/33	8,138,960

24	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Principal Amount	Interest Rate	Maturity Date	Value

State-Specific Municipal Debt Obligations – (continued)
Florida – (continued)
Bellalago Educational Facilities Benefits District Special Assessment for Capital Improvement Series 2004 B (NR/NR)
$12,150,000	5.800%	05/01/34	$12,324,595
Bluewaters Community Development District Special Assessment Series 2004 (NR/NR)
470,000	6.000	05/01/35	492,541
Brevard County Health Facilities Authority RB for Health First, Inc. Project Series 2009 (A-/A3)
4,750,000	7.000	04/01/39	5,844,732
Bridgewater Community Development District Special Assessment Series 2004 A (NR/NR)
3,140,000	6.000	05/01/35	3,175,231
Bridgewater Community Development District Special Assessment Series 2011 A (NR/NR)
9,140,000	7.210	05/01/35	8,891,483
Broward County Florida Airport Exempt Facility RB for Learjet, Inc. Project RMKT 07/19/04 Series 2000 (AMT) (NR/Ba2)
2,000,000	7.500	11/01/20	2,133,000
Capital Trust Agency Fixed Rate Air Cargo RB for Aero Miami FX, LLC Project Series 2010 A (NR/Baa3)
8,540,000	5.350	07/01/29	8,890,567
Century Parc Community Development District Special Assessment Refunding Series 2012 (A-/NR)
200,000	3.500	11/01/20	203,524
210,000	3.750	11/01/21	211,607
215,000	3.875	11/01/22	217,141
225,000	4.000	11/01/23	229,122
235,000	4.150	11/01/24	238,149
245,000	4.250	11/01/25	249,241
1,705,000	4.500	11/01/31	1,749,006
CityPlace Community Development District Special Assessment RB Refunding Series 2012 (A/NR)
2,250,000	5.000	05/01/26	2,549,633
Concord Station Community Development District Special Assessment for Capital Improvement Series 2005 (NR/NR)
730,000	5.000	05/01/15	725,948
Concorde Estates Community Development District Special Assessment for Capital Improvement Series 2011 A-1 (NR/NR)
4,065,000	5.850	05/01/35	4,331,705
Concorde Estates Community Development District Special Assessment for Capital Improvement Series 2011 A-2 (NR/NR)(e)
2,545,000	0.000	05/01/35	1,703,521
Concorde Estates Community Development District Special Assessment for Capital Improvement Series 2011 B (NR/NR)(d)
6,860,000	0.000	05/01/17	4,687,301
Cory Lakes Community Development District Special Assessment Series 2001 A (NR/NR)
260,000	8.375	05/01/17	278,062
Cory Lakes Community Development District Special Assessment Series 2001 B (NR/NR)
325,000	8.375	05/01/17	347,578
Crossings at Fleming Island Community Development District Special Assessment Refunding Series 2000 C (NR/NR)
2,860,000	7.050	05/01/15	2,767,279

Principal Amount	Interest Rate	Maturity Date	Value

State-Specific Municipal Debt Obligations – (continued)
Florida – (continued)
Cutler Cay Community Development District Special Assessment Series 2004 (NR/NR)
$3,740,000	6.300%	05/01/34	$3,922,288
Durbin Crossing Community Development District Special Assessment Series 2005 A (NR/NR)
41,975,000	5.500	05/01/37	37,372,021
Durbin Crossing Community Development District Special Assessment Series 2005 B-2 (NR/NR)
1,595,000	6.830	11/01/15	1,630,249
Escambia County Health Facilities Authority Health Care Facilities RB for Baptist Hospital, Inc. Project Series 2010 A (BBB+/Baa1)
27,950,000	6.000	08/15/36	31,649,182
Florida Higher Educational Facilities Financing Authority RB for Flagler College, Inc. Project Series 2006 (XLCA) (NR/WR)
11,180,000	5.250	11/01/36	11,709,261
Florida Higher Educational Facilities Financing Authority RB Refunding for Nova Southeastern University Project Series 2012 A (BBB/Baa2)
1,500,000	5.000	04/01/27	1,629,885
1,035,000	5.000	04/01/32	1,103,455
Florida Higher Educational Facilities Financing Authority RB Refunding for Nova Southeastern University Project Series 2012 A (BBB+/NR)
600,000	5.000	04/01/32	650,958
5,620,000	5.250	04/01/42	6,151,821
Forest Creek Community Development District RB for Capital Improvement Series 2010 B (NR/NR)
550,000	7.000	11/01/13	545,820
Hammocks Community Development District Special Assessment Series 2005 B (NR/NR)
150,000	6.960	11/01/15	154,020
Harbour Isles Community Development District Special Assessment Series 2004 (NR/NR)
2,955,000	6.125	05/01/35	3,015,725
Heritage Harbour Market Place Community Development District Special Assessment for Capital Improvement Series 2005 (NR/NR)
7,925,000	5.600	05/01/36	7,220,864
Heritage Harbour South Community Development District RB for Capital Improvement Series 2003 A (NR/NR)
1,040,000	6.200	05/01/35	1,089,764
Heritage Isle At Viera Community Development District Special Assessment Series 2005 (NR/NR)
6,655,000	5.550	05/01/37	5,891,272
Heritage Lake Park Community Development District Special Assessment Series 2005 (NR/NR)
2,440,000	5.700	05/01/36	2,421,114
Hillsborough County IDA RB for Health Facilities RMKT 08/06/09 Series 2008 B (NR/WR)(h)
4,980,000	8.000	08/15/19	7,113,332
Killarney Community Development District Special Assessment Series 2004 A (NR/NR)(f)
2,395,000	6.000	05/01/35	1,077,750

The accompanying notes are an integral part of these financial statements.	25

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

September 30, 2012 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

State-Specific Municipal Debt Obligations – (continued)
Florida – (continued)
Killarney Community Development District Special Assessment Series 2004 B (NR/NR)(f)
$1,750,000	5.125%	05/01/16	$787,500
Lakeland Hospital RB for Florida Southern College Project Series 2012 A (BBB+/NR)
1,500,000	5.000	09/01/42	1,588,920
Lakewood Ranch Stewardship District Special Assessment for Lake Club Project Series 2005 (NR/NR)
3,655,000	7.210	11/01/20	3,703,685
Lakewood Ranch Stewardship District Special Assessment for Lake Club Project Series 2006 B (NR/NR)
8,665,000	6.770	11/01/20	8,522,027
Lakewood Ranch Stewardship District Special Assessment RB for Lakewood Centre & NW Sector Project Series 2011 (NR/NR)
19,760,000	8.000	05/01/40	21,999,994
Lee County IDA Health Care Facilities RB for Shell Point/ Alliance Obligation Group Series 2006 (BB/NR)
19,960,000	5.125	11/15/36	19,727,466
Lee County IDA Health Care Facilities RB Refunding for Shell Point Project Series 2011 B (BB/NR)
2,600,000	6.500	11/15/31	2,859,220
Lee County IDA Health Care Facilities RB Refunding for Shell Point/Alliance Community Project Series 2007 (BB/NR)
1,000,000	5.000	11/15/13	1,031,030
2,245,000	5.000	11/15/15	2,400,376
4,000,000	5.000	11/15/22	4,136,240
10,000,000	5.000	11/15/29	10,024,000
Live Oak Community Development District No. 2 Special Assessment Series 2004 A (NR/NR)
8,240,000	5.850	05/01/35	8,322,153
Live Oak Community Development District No. 2 Special Assessment Series 2010 (NR/NR)
3,220,000	7.360	11/01/20	3,511,088
Longleaf Community Development District Special Assessment Refunding Series 2005 (NR/NR)
5,215,000	5.400	05/01/30	4,501,223
Longleaf Community Development District Special Assessment Refunding Series 2006 (NR/NR)(f)
2,635,000	5.375	05/01/30	1,714,489
Marsh Harbour Community Development District Special Assessment Series 2005 A (NR/NR)
2,790,000	5.450	05/01/36	2,862,596
Meadow Pointe IV Community Development District Capital Improvement Series 2012 B (NR/NR)(e)
1,140,000	0.000	05/01/20	995,437
Meadow Pointe IV Community Development District RB for Capital Improvement Series 2005 (NR/NR)
1,910,000	5.250	05/01/15	744,900
Meadow Pointe IV Community Development District RB for Capital Improvement Series 2007 B (NR/NR)(f)
1,380,000	6.150	11/01/14	14
Meadow Pointe IV Community Development District RB for Capital Improvement Series 2012 A-1 (NR/NR)(e)
445,000	0.000	05/01/36	360,348

State-Specific Municipal Debt Obligations – (continued)
Florida – (continued)
Meadow Pointe IV Community Development District RB for Capital Improvement Series 2012 A-2 (NR/NR)(e)
$850,000	0.000%	05/01/38	$662,465
Meadow Pointe IV Community Development District Special Assessment for Capital Improvement Series 2005 (NR/NR)(f)
1,410,000	5.250	05/01/15	14
Mediterra South Community Development District RB Refunding for Capital Improvement Series 2012 (BBB-/NR)
295,000	4.000	05/01/19	300,463
305,000	4.200	05/01/20	312,354
325,000	4.400	05/01/21	333,639
335,000	4.500	05/01/22	343,137
350,000	4.650	05/01/23	358,971
1,250,000	5.100	05/01/31	1,282,337
Miami Beach Health Facilities Authority Hospital RB for Mount Sinai Medical Center Florida Project Series 2004 (NR/Baa2)
1,849,000	6.750	11/15/14	2,097,062
11,751,000	6.750	11/15/29	12,922,457
Miami Beach Health Facilities Authority Hospital RB for Mount Sinai Medical Center Florida Project Series 2012 (BBB/Baa2)
2,000,000	5.000	11/15/29	2,180,620
Miami-Dade County Florida Expressway Authority RB Series 2012 (AA/A1)
8,000,000	5.000	07/01/42	8,962,080
New River Community Development District Special Assessment RB for Capital Improvement Series 2010 A-1 (NR/NR)(e)
2,120,000	0.000	05/01/38	1,552,921
New River Community Development District Special Assessment RB for Capital Improvement Series 2010 A-2 (NR/NR)(e)
5,340,000	0.000	05/01/38	2,403,000
New River Community Development District Special Assessment RB for Capital Improvement Series 2010 B-1 (NR/NR)(e)
2,915,000	0.000	05/01/15	2,729,868
New River Community Development District Special Assessment RB for Capital Improvement Series 2010 B-2 (NR/NR)(e)
4,185,000	0.000	05/01/18	1,883,250
New River Community Development District Special Assessment Series 2006 A (NR/NR)(f)
545,000	5.350	05/01/38	5
New River Community Development District Special Assessment Series 2006 B (NR/NR)(f)
3,260,000	5.000	05/01/13	33
Orange County Health Facilities Authority RB Refunding for Orlando Lutheran Healthcare Series 2005 (NR/NR)
1,100,000	5.375	07/01/20	1,123,936
Orlando Florida Community Redevelopment Agency Tax Increment RB Refunding for Conroy Road District Series 2012 (A-/NR)
1,305,000	5.000	04/01/19	1,489,371
1,375,000	5.000	04/01/20	1,573,220
1,445,000	5.000	04/01/21	1,650,970
1,680,000	5.000	04/01/24	1,884,960
1,765,000	5.000	04/01/25	1,957,738
1,005,000	5.000	04/01/26	1,103,731

26	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Principal Amount	Interest Rate	Maturity Date	Value

State-Specific Municipal Debt Obligations – (continued)
Florida – (continued)
Overoaks Community Development District RB for Capital Improvement Series 2010 A-1 (NR/NR)
$1,075,000	6.125%	05/01/35	$1,150,089
Overoaks Community Development District RB for Capital Improvement Series 2010 A-2 (NR/NR)
1,475,000	6.125	05/01/35	1,291,864
Overoaks Community Development District RB for Capital Improvement Series 2010 B (NR/NR)
3,375,000	5.125	05/01/17	3,174,525
Overoaks Community Development District Special Assessment for Capital Improvement Series 2004 A (NR/NR)(f)
1,200,000	5.125	05/01/16	12,000
210,000	6.125	05/01/35	2,100
Parklands Lee Community Development District Special Assessment Refunding Series 2011 A (NR/NR)
3,205,000	5.800	05/01/35	3,268,203
Parklands West Community Development District Special Assessment Refunding Series 2012 A (NR/NR)
2,500,000	5.650	05/01/32	2,570,625
Paseo Community Development District Capital Improvement Revenue Bonds Capital Appreciation Series 2011 A-2 (NR/NR)(d)
30,590,000	0.000	05/01/36	10,787,258
Paseo Community Development District Capital Improvement Revenue Bonds Special Assessment Series 2011 A-1 (NR/NR)(i)
2,200,000	5.400	05/01/36	2,279,728
Paseo Community Development District RB for Capital Improvement Series 2005 A (NR/NR)(f)
6,355,000	5.400	05/01/36	64
Pelican Marsh Community Development District Special Assessment RB Series 2012 (NR/NR)
805,000	4.875	05/01/22	800,403
1,370,000	5.375	05/01/31	1,365,945
Pine Island Community Development District Utility System Bonds Series 2004 (NR/NR)(f)
1,355,000	5.300	11/01/15	704,600
Reunion East Community Development District Special Assessment Series 2002 A-1 (NR/NR)
9,860,000	7.200	05/01/22	9,984,433
Reunion East Community Development District Special Assessment Series 2002 A-2 (NR/NR)(f)
4,670,000	7.200	05/01/22	1,868,000
River Hall Community Development District Special Assessment for Capital Improvement Series 2011 A (NR/NR)
5,470,000	5.450	05/01/36	4,952,319
Sandy Creek Community Development District Special Assessment Refunding Series 2007 B (NR/NR)
2,330,000	5.500	05/01/15	2,256,605
Sarasota County Public Hospital District RB for Sarasota Memorial Hospital Project Series 2009 A (AA-/A1)
1,500,000	5.625	07/01/39	1,652,985
Seven Oaks Community Development District II Special Assessment Series 2004 B (NR/NR)
930,000	7.500	05/01/16	933,655

State-Specific Municipal Debt Obligations – (continued)
Florida – (continued)
South Kendall Community Development District Special Assessment Series 2010 A (NR/NR)
$1,890,000	6.200%	11/01/40	$2,175,730
South-Dade Venture Community Development District Special Assessment RB Refunding Series 2012 (BBB-/NR)
1,020,000	5.000	05/01/26	1,049,692
1,500,000	5.125	05/01/33	1,540,500
Southern Hills Plantation I Community Development District Special Assessment for Capital Improvement Series 2011 A-1 (NR/NR)
4,570,000	5.800	05/01/35	4,239,452
Southern Hills Plantation I Community Development District Special Assessment for Capital Improvement Series 2011 A-2 (NR/NR)(e)
3,455,000	0.000	05/01/35	2,335,062
Southern Hills Plantation II Community Development District Special Assessment for Capital Improvement Series 2004 (NR/NR)(f)
3,265,000	5.850	05/01/34	1,799,407
St. Petersburg Health Facilities Authority RB Refunding for All Children’s Hospital Series 2009 A (AA/A1)
5,835,000	6.500	11/15/39	7,063,968
Sterling Hill Community Development District RB for Capital Improvement Series 2003 B (NR/NR)(f)
455,000	5.500	11/01/15	273,000
Stonelake Ranch Community Development District Special Assessment Series 2004 A (NR/NR)
3,065,000	5.900	05/01/34	3,065,552
Sumter Landing Community Development District Recreational RB Series 2005 A (NATL-RE) (BBB/Baa2)
2,500,000	5.125	10/01/38	2,533,325
Venetian Community Development District Capital Improvement RB Refunding Series 2012 A-1 (NR/NR)
500,000	5.500	05/01/34	508,915
750,000	6.125	05/01/42	763,815
Venetian Community Development District Capital Improvement RB Refunding Series 2012 A-2 (NR/NR)
1,500,000	5.000	05/01/23	1,509,015
2,500,000	5.500	05/01/34	2,544,575
Verona Walk Community Development District RB for Capital Improvement Series 2004 (NR/NR)
1,215,000	5.850	05/01/35	1,225,862
Village Center Community Development District Recreational RB Series 2003 A (NATL-RE) (BBB/Baa2)
5,780,000	5.000	11/01/32	5,834,216
Village Center Community Development District Recreational RB Series 2004 A (NATL-RE) (BBB/Baa2)
1,875,000	5.125	11/01/36	1,902,338
Village Center Community Development District Recreational RB Subseries 1998 B (NR/NR)
1,090,000	8.250	01/01/17	1,094,829
Village Center Community Development District Recreational RB Subseries 1998 C (NR/NR)
1,600,000	7.375	01/01/19	1,607,856

The accompanying notes are an integral part of these financial statements.	27

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

September 30, 2012 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

State-Specific Municipal Debt Obligations – (continued)
Florida – (continued)
Village Center Community Development District Recreational RB Subseries 2003 B (NR/NR)
$4,005,000	6.350%	01/01/18	$4,202,687
Village Center Community Development District Recreational RB Subseries 2004 B (NR/NR)
3,230,000	5.875	01/01/15	3,512,948
Village Community Development District No. 8 Special Assessment RB Series 2008 (NR/NR)
9,560,000	6.375	05/01/38	11,532,610
Village Community Development District No. 8 Special Assessment Refunding Phase II Series 2010 (NR/NR)
9,635,000	6.125	05/01/39	11,326,424
Village Community Development District No. 9 Special Assessment RB Series 2011 (NR/NR)
5,985,000	7.000	05/01/41	6,938,111
Village Community Development District No. 9 Special Assessment Refunding Series 2012 (NR/NR)
2,250,000	5.500	05/01/42	2,432,520
Villasol Community Development District RB Series 2003 A (NR/NR)(f)
3,755,000	6.600	05/01/34	2,091,197
Waters Edge Community Development District Capital Improvement RB Refunding Series 2012 A-1 (NR/NR)
16,000	5.350	05/01/39	15,514
Waters Edge Community Development District Capital Improvement RB Refunding Series 2012 A-2 (NR/NR)(e)
1,145,000	0.000	05/01/39	610,067
Waters Edge Community Development District Special Assessment for Capital Improvement Series 2006 B (NR/NR)(f)
180,000	5.000	11/01/12	2
West Villages Improvement District Special Assessment Unit of Development No. 3 Series 2006 (NR/NR)(f)
11,745,000	5.500	05/01/37	5,050,350

			525,915,745

Georgia – 2.2%
Atlanta Tax Allocation for Beltline Project RMKT 12/15/09 Series 2009 A (NR/NR)
8,340,000	7.500	01/01/31	9,827,189
Atlanta Tax Allocation for Eastside Project Series 2005 B (A-/NR)
1,085,000	5.400	01/01/20	1,185,135
1,750,000	5.600	01/01/30	1,883,297
Chatham County Hospital Authority RB for Hospital Improvement Memorial Health University Series 2004 A (NR/WR)(h)
5,675,000	5.500	01/01/14	6,033,149
Clayton County Development Authority Special Facilities RB for Delta Airlines, Inc. Series 2009 A (CCC+/NR)
8,000,000	8.750	06/01/29	9,883,360
Clayton County Development Authority Special Facilities RB for Delta Airlines, Inc. Series 2009 B (AMT) (CCC+/NR)
8,750,000	9.000	06/01/35	9,805,600
Fulton County Development Authority RB for Tuff Caub LLC Project Series 2007 A (NR/NR)
2,380,000	5.250	11/01/28	2,263,309

State-Specific Municipal Debt Obligations – (continued)
Georgia – (continued)
Fulton County Residential Care Facilities RB for Canterbury Court Project Series 2004 A (NR/NR)
$1,750,000	6.125%	02/15/34	$1,788,202
Marietta Development Authority University Facilities RB Refunding for Life University, Inc. Project Series 2008 (NR/Ba3)
2,500,000	7.000	06/15/39	2,649,775
Milledgeville & Baldwin County Development Authority Student Housing RB Refunding for Georgia College & State University Foundation Series 2007 (AMBAC) (A+/WR)(g)
46,820,000	0.959	10/01/33	33,930,454
Richmond County Development Authority Environmental Improvement RB for International Paper Co. Projects Series 2006 A (AMT) (BBB/Baa3)
5,000,000	5.000	08/01/30	5,003,200

			84,252,670

Guam – 1.0%
Guam Government Department of Education COPS for John F. Kennedy High School Project Series 2010 A (B/NR)
2,500,000	6.625	12/01/30	2,744,700
3,355,000	6.875	12/01/40	3,680,133
Guam Government Limited Obligation GO Bonds Section 30 Series 2009 A (BBB+/NR)
2,400,000	5.375	12/01/24	2,657,112
3,000,000	5.625	12/01/29	3,354,240
2,750,000	5.750	12/01/34	3,096,143
Guam Power Authority RB Series 2010 A (BBB/Baa3)
11,705,000	5.500	10/01/40	12,227,862
Guam Waterworks Authority RB for Water & Wastewater System Series 2010 (BB/Ba2)
9,785,000	5.625	07/01/40	10,372,589

			38,132,779

Idaho – 0.6%
Madison County Hospital Revenue COPS Series 2006 (BB+/NR)
1,000,000	5.250	09/01/20	1,047,760
4,645,000	5.250	09/01/26	4,788,623
1,500,000	5.250	09/01/30	1,524,810
15,285,000	5.250	09/01/37	15,429,291

			22,790,484

Illinois – 5.2%
Chicago Illinois Board of Education GO Bonds Refunding Series 2005 A (AMBAC) (A+/A2)
8,965,000	5.500	12/01/29	11,699,056
Chicago Illinois O’Hare International Airport Special Facility RB Refunding for American Airlines, Inc. Project Series 2007 (NR/WR)(f)
16,400,000	5.500	12/01/30	10,769,060
Chicago Illinois Second Lien Water RB Project Series 2012 (AA-/Aa3)
4,000,000	5.000	11/01/42	4,556,760
Cook County Illinois Recovery Zone Facility RB for Navistar International Corp. Project Series 2010 (CCC+/B2)
8,520,000	6.500	10/15/40	8,848,616

28	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Principal Amount	Interest Rate	Maturity Date	Value

State-Specific Municipal Debt Obligations – (continued)
Illinois – (continued)
Du Page County Special Service Area No. 31 Special Tax for Monarch Landing Project Series 2006 (NR/NR)
$134,000	5.400%	03/01/16	$138,797
1,450,000	5.625	03/01/36	1,443,374
Illinois Finance Authority RB for Friendship Village Schaumburg Series 2005 A (BB-/NR)
1,340,000	5.000	02/15/15	1,377,841
6,025,000	5.375	02/15/25	6,075,791
4,000,000	5.625	02/15/37	4,015,920
Illinois Finance Authority RB for Midwest Regional Medical Center Series 2006 A (NR/NR)
34,585,000	6.750	10/01/46	31,963,803
Illinois Finance Authority RB Refunding for Christian Homes, Inc. Obligated Group Series 2007 A (BBB-/NR)
4,500,000	5.750	05/15/31	4,689,990
Illinois Finance Authority RB Refunding for Christian Homes, Inc. Obligated Group Series 2010 (BBB-/NR)
1,250,000	6.125	05/15/27	1,379,688
Illinois Finance Authority RB Refunding for OSF Healthcare System Series 2010 A (A/A3)
18,115,000	6.000	05/15/39	20,523,571
Illinois Finance Authority RB Refunding for Proctor Hospital Series 2006 A (BB+/Ba2)
5,600,000	5.125	01/01/25	5,603,696
Illinois Finance Authority Recovery Zone Facility RB for Navistar International Corp. Project Series 2010 (CCC+/B2)
13,000,000	6.500	10/15/40	13,501,410
Illinois Finance Authority Student Housing RB for MJH Educational Assistance IV Series 2004 B (NR/C)(f)
15,000	4.500	06/01/14	2,250
2,150,000	5.000	06/01/24	322,500
4,000,000	5.375	06/01/35	600,000
Illinois Finance Authority Water Facilities RB Capital Appreciation for American Water Capital Corp. Project Series 2009 (BBB+/Baa2)
2,000,000	5.250	10/01/39	2,110,020
Illinois Finance Authority Water Facilities RB for American Water Capital Corp. Project Series 2010 (NR/Baa2)
10,500,000	5.250	05/01/40	11,104,170
Illinois GO Bonds Refunding Series 2012 (A+/A2)
2,000,000	5.000	08/01/25	2,245,800
Illinois GO Bonds Series 2012 (A+/A2)
1,000,000	5.000	03/01/37	1,090,040
Lincolnshire Special Service Area No. 1 Special Tax for Sedgebrook Project Series 2004 A (NR/NR)
2,438,000	6.250	03/01/34	2,470,645
Metropolitan Pier & Exposition Authority RB for McCormick Place Expansion Project Residual Series 2010 A-3219 (AAA/NR)(a)(c)
20,000,000	11.410	12/15/40	23,699,600
Ottawa Illinois Health Care Facilities RB Refunding for Ottawa Community Hospital Series 2004 (Radian) (BBB+/NR)(h)
1,900,000	5.125	08/15/14	2,067,523
Plano Special Service Area No. 5 Special Tax for Lakewood Springs Club Unit 6 Series 2006 (NR/NR)
4,567,000	6.000	03/01/36	3,918,760

State-Specific Municipal Debt Obligations – (continued)
Illinois – (continued)
Quad Cities Regional Economic Development Authority RB for Augustana College Series 2012 (NR/Baa1)
$840,000	4.750%	10/01/29	$876,691
1,010,000	4.750	10/01/32	1,041,633
Southwestern Illinois Development Authority RB Capital Appreciation for United States Steel Corporation Project Series 2012 (AMT) (BB/B1)
15,000,000	5.750	08/01/42	14,829,900
Volo Village Special Service Area No. 6 Special Tax for Lancaster Falls Project Series 2006 (NR/NR)
4,082,000	5.750	03/01/36	3,959,254

			196,926,159

Indiana – 1.1%
Anderson Indiana Economic Development RB Refunding & Improvement for Anderson University Project Series 2007 (BB+/NR)
1,355,000	5.000	10/01/24	1,198,850
1,500,000	5.000	10/01/32	1,185,135
Delaware County Hospital Authority RB for Cardinal Health System Obligated Group Series 2006 (NR/Baa2)
3,250,000	5.250	08/01/36	3,409,153
Indiana Finance Authority Environmental Improvement RB Refunding for United States Steel Corporation Project Series 2010 (BB/B1)
9,750,000	6.000	12/01/26	10,331,685
Indiana Finance Authority Hospital RB for Indiana University Health Obligated Group Series 2011 N (A+/A1)
2,000,000	5.125	03/01/38	2,153,380
Indiana Finance Authority Midwestern Disaster Relief RB for Ohio Valley Electric Co. Project Series 2012 A (BBB-/Baa3)
5,000,000	5.000	06/01/39	5,286,200
Indiana Health Facility Financing Authority RB for Ascension Health Subordinate Credit Group Residual I Series 2010-3224 (AA/NR)(a)(c)
1,195,000	29.010	05/01/15	2,379,663
Indianapolis Airport Authority Special Facilities RB for United Air Lines, Inc. Project Series 1995 A (AMT) (NR/WR)(f)
7,737,197	6.500	11/15/31	403,417
Rockport Indiana RB Refunding for AK Steel Corp. Project Series 2012 A (AMT) (B+/B2)
14,000,000	7.000	06/01/28	14,671,580
Vigo County Hospital Authority RB for Vigo Union Hospital, Inc. Series 2007 (NR/NR)(c)
2,000,000	5.500	09/01/27	2,073,780

			43,092,843

Iowa – 0.5%
Coralville Iowa COPS Series 2006 D (NR/Baa2)
2,250,000	5.250	06/01/26	2,261,723
Iowa Finance Authority Midwestern Disaster Area RB for Alcoa, Inc. Projects Series 2012 (BBB-/Baa3)
15,000,000	4.750	08/01/42	15,163,500

The accompanying notes are an integral part of these financial statements.	29

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

September 30, 2012 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

State-Specific Municipal Debt Obligations – (continued)
Iowa – (continued)
Pottawattamie County RB Refunding for Christian Homes, Inc. Series 2007 E (BBB-/NR)
$1,355,000	5.750%	05/15/31	$1,417,926

			18,843,149

Kentucky – 0.8%
Kentucky Economic Development Finance Authority Health System RB for Norton Healthcare, Inc. Series 2000 B (NATL-RE) (BBB/Baa2)(d)
1,720,000	0.000	10/01/22	1,122,059
Kentucky Economic Development Finance Authority Hospital RB for Owensboro Medical Health System, Inc. Series 2010 A (BBB+/Baa2)
8,000,000	6.375	06/01/40	9,486,160
9,000,000	6.500	03/01/45	10,720,170
Kentucky Economic Development Finance Authority RB Residuals Series 2009-3125 (AA/NR)(a)(c)
2,340,000	17.740	11/11/14	3,096,031
Louisville & Jefferson County Metro Government Health System RB for Norton Healthcare, Inc. Series 2006 (A-/NR)
6,815,000	5.000	10/01/30	7,198,207

			31,622,627

Louisiana – 1.3%
Louisiana Local Government Environmental Facilities and Community Development Authority RB for Westlake Chemical Corp. Projects Series 2010 A-2 (BBB-/Baa3)
5,000,000	6.500	11/01/35	5,825,350
Louisiana Local Government Environmental Facilities and Community Development Authority RB for Women’s Hospital Foundation Project Series 2010 A (BBB+/A3)
20,015,000	6.000	10/01/44	22,716,225
New Orleans Aviation Board Gulf Opportunity Zone RB for Consolidated Rental Car Project Series 2009 A (A-/Baa2)
7,470,000	6.500	01/01/40	8,343,691
New Orleans GO Bonds Refunding Series 2012 (BBB/A3)
1,765,000	5.000	12/01/32	1,972,052
St. Charles Parish Gulf Opportunity Zone RB for Valero Energy Corp. Project Series 2010 (BBB/Baa2)(b)
7,500,000	4.000	06/01/22	8,144,400

			47,001,718

Maryland – 1.1%
Baltimore Maryland Convention Center Hotel RB Subseries 2006 B (BB-/Ba2)
600,000	5.000	09/01/16	627,696
Baltimore Maryland Special Obligation Tax Allocation for Clipper Mill Project Series 2004 (NR/NR)
4,454,000	6.250	09/01/33	4,639,242
Baltimore Maryland Special Obligation Tax Allocation for Harborview Lot No. 2 Series 2003 (NR/NR)
2,616,000	6.500	07/01/31	2,699,267
Baltimore Maryland Special Obligation Tax Allocation for Strathdale Manor Project Series 2003 (NR/NR)
3,663,000	7.000	07/01/33	3,813,733

State-Specific Municipal Debt Obligations – (continued)
Maryland – (continued)
Frederick County Maryland Educational Facilities RB for Mount St. Mary’s University Series 2007 (BB+/Ba2)
$2,590,000	5.000%	09/01/30	$2,547,757
Maryland State Economic Development Corp. Port Facilities RB Refunding for CNX Marine Terminals, Inc. Port of Baltimore Facility Series 2010 (BB/NR)
5,000,000	5.750	09/01/25	5,443,150
Maryland State Health & Higher Educational Facilities Authority RB for Doctors Community Hospital Series 2010 (BBB-/Baa3)
9,500,000	5.750	07/01/38	10,378,845
Maryland State Health & Higher Educational Facilities Authority RB for Mercy Medical Center Series 2007 A (BBB/Baa2)
7,530,000	5.500	07/01/42	7,969,827
Maryland State Health & Higher Educational Facilities Authority RB for Mercy Medical Center Series 2012 (BBB/Baa2)
2,100,000	5.000	07/01/31	2,303,511

			40,423,028

Massachusetts – 0.8%
Massachusetts State Development Finance Agency RB for Eastern Nazarene College Series 1999 (BB+/NR)
2,010,000	5.625	04/01/19	2,012,131
2,000,000	5.625	04/01/29	2,000,600
Massachusetts State Health & Educational Facilities Authority RB for Milton Hospital Series 2005 D (BB-/NR)
5,000,000	5.250	07/01/30	5,035,100
Massachusetts State Health & Educational Facilities Authority RB for Simmons College Series 2009 I (BBB+/Baa1)
8,660,000	8.000	10/01/39	10,168,485
Massachusetts State Health & Educational Facilities Authority RB for Suffolk University Series 2009 A (BBB/Baa2)
10,000,000	5.750	07/01/39	11,213,100

			30,429,416

Michigan – 6.3%
Detroit Michigan GO Bonds Series 2003 A (XLCA) (B/B3)
1,845,000	5.250	04/01/15	1,825,092
2,935,000	5.250	04/01/18	2,759,986
Detroit Michigan School District GO Bonds for School Building and Site Improvement Series 2002 A (FGIC Q-SBLF) (AA-/Aa2)
3,500,000	6.000	05/01/20	4,281,270
3,000,000	6.000	05/01/21	3,701,700
Detroit Michigan Sewage Disposal System RB Refunding Senior Lien Floating LIBOR Notes 2006 D (AGM) (AA-/Aa3)(g)
14,555,000	0.909	07/01/32	11,272,265
Detroit Michigan Water Supply System RB Senior Lien Series 2011 C (A+/Baa2)
1,705,000	5.000	07/01/41	1,760,975
Detroit Michigan Water Supply System Revenue Senior Lien Bonds Series 2011-A (A+/Baa2)
50,005,000	5.250	07/01/41	53,208,820
Flint Michigan Hospital Building Authority RB Refunding for Hurley Medical Center Series 1998 A (BB+/Ba1)
1,460,000	5.375	07/01/20	1,462,132

30	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Principal Amount	Interest Rate	Maturity Date	Value

State-Specific Municipal Debt Obligations – (continued)
Michigan – (continued)
Flint Michigan Hospital Building Authority RB Refunding for Hurley Medical Center Series 1998 B (BB+/Ba1)
$3,630,000	5.375%	07/01/28	$3,631,743
Michigan Finance Authority RB for Detroit School District Series 2012 C (A+/A3)
10,010,000	5.000	11/01/32	10,717,006
Michigan Finance Authority RB for Rols Railroad II Series 2012 R- 14017 (AAA/NR)(a)(c)
13,885,000	13.841	01/01/18	24,110,053
Michigan Tobacco Settlement Finance Authority RB for Capital Appreciation Series 2007 B (CCC+/NR)(d)
196,775,000	0.000	06/01/52	3,140,529
Michigan Tobacco Settlement Finance Authority RB for Capital Appreciation Series 2007 C (CCC/NR)(d)
70,100,000	0.000	06/01/52	1,407,608
Monroe County Hospital Finance Authority RB Refunding for Mercy Memorial Hospital Corp. Obligation Series 2006 (BBB/Baa3)
4,000,000	5.375	06/01/26	4,228,640
8,800,000	5.500	06/01/35	9,141,528
Oakland County Economic Development Corp. Limited Obligation RB for Michigan Motion Picture Studios Series 2010 (NR/NR)
10,000,000	7.000	08/01/40	10,649,600
Royal Oak Hospital Finance Authority RB for William Beaumont Hospital Series 2009 (A/A1)
40,000,000	8.250	09/01/39	51,496,400
Wayne County Airport Authority RB Refunding for Detroit Metropolitan Wayne County Airport Series 2011 A (AMT) (A/A2)
9,000,000	5.000	12/01/21	10,223,640
11,000,000	5.000	12/01/22	12,375,000
Wayne County Airport Authority RB Refunding for Detroit Metropolitan Wayne County Airport Series 2012 A (A/A2)
5,000,000	5.000	12/01/37	5,483,900
4,500,000	5.000	12/01/42	4,907,835
Wayne County Michigan Stadium Authority RB Series 2012 (AGM) (AA-/Aa3)
5,850,000	5.000	10/01/26	6,454,832

			238,240,554

Minnesota – 0.4%
Duluth Economic Development Authority Health Care Facilities RB for St. Luke’s Hospital Series 2002 (BB-/NR)
7,500,000	7.250	06/15/32	7,584,450
Duluth Economic Development Authority Health Care Facilities RB for St. Luke’s Hospital Series 2012 (NR/NR)(i)
2,500,000	5.750	06/15/32	2,568,975
3,750,000	6.000	06/15/39	3,877,725

			14,031,150

State-Specific Municipal Debt Obligations – (continued)
Mississippi – 0.1%
Mississippi Hospital Equipment & Facilities Authority RB Refunding & Improvement for South Central Hospital Series 2006 (BBB/NR)
$2,985,000	5.250%	12/01/21	$3,204,637
1,825,000	5.250	12/01/26	1,923,714

			5,128,351

Missouri – 0.1%
Branson Regional Airport Transportation Development District RB for Branson Regional Airport Series 2007 A (NR/NR)(f)
1,535,000	6.000	07/01/37	337,700
Branson Regional Airport Transportation Development District RB for Branson Regional Airport Series 2007 B (AMT) (NR/NR)(f)
7,750,000	6.000	07/01/25	1,705,000
Missouri State Development Finance Board Infrastructure Facilities RB for Branson Landing Project Series 2005 A (A/A2)
1,000,000	5.000	06/01/35	1,048,390
Stone Canyon Community Improvement District RB for Public Infrastructure Improvement Project Series 2007 (NR/NR)(f)
1,250,000	5.750	04/01/27	837,500
Strother Interchange Transportation Development District-Lees Summit RB Series 2006 (NR/NR)
675,000	5.000	05/01/24	664,490

			4,593,080

Montana – 0.1%
Montana Board of Investments RB for Yellowstone Energy LP Project Series 1993 (AMT) (NR/NR)
3,520,000	7.000	12/31/19	3,521,514

Nevada – 0.8%
Clark County Improvement District No. 142 Local Improvement Special Assessment Series 2012 (BBB-/NR)
2,385,000	4.000	08/01/22	2,373,385
1,795,000	4.000	08/01/23	1,774,717
Henderson Local Improvement District No. T-16 Special Assessment Limited Obligation Series 2005 (NR/NR)
1,735,000	4.800	03/01/15	1,688,433
1,995,000	4.900	03/01/17	1,899,080
2,465,000	5.000	03/01/20	2,282,911
2,480,000	5.100	03/01/21	2,278,698
1,280,000	5.100	03/01/22	1,154,394
3,505,000	5.125	03/01/25	3,028,495
Henderson Local Improvement District No. T-17 Special Assessment Limited Obligation Series 2005 (NR/NR)
1,335,000	5.000	09/01/25	1,329,914
Las Vegas Local Improvement District No. 607 Series 2004 (NR/NR)
1,250,000	5.900	06/01/17	1,283,675
1,290,000	5.900	06/01/18	1,315,090
475,000	6.000	06/01/19	482,453
4,730,000	6.250	06/01/24	4,803,741

The accompanying notes are an integral part of these financial statements.	31

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

September 30, 2012 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

State-Specific Municipal Debt Obligations – (continued)
Nevada – (continued)
North Las Vegas Local Improvement District No. 60 Special Assessment Refunding for Special Improvement Subseries 2006 B (NR/NR)
$55,000	5.100%	12/01/22	$55,544
Reno Health Facility RB for Catholic Healthcare West Series 2007 A (A/A2)
5,665,000	5.250	07/01/31	6,074,126

			31,824,656

New Hampshire – 0.5%
Manchester New Hampshire General Airport RB Refunding Series 2012 B (AGM) (AMT) (AA-/Aa3)
2,800,000	5.000	01/01/18	3,153,696
3,000,000	5.000	01/01/19	3,395,790
2,580,000	5.000	01/01/20	2,915,426
New Hampshire Health & Education Facilities Authority RB for Speare Memorial Hospital Series 2004 (BBB-/NR)
1,000,000	5.500	07/01/25	1,059,110
1,400,000	5.875	07/01/34	1,482,810
New Hampshire Health & Education Facilities Authority RB for The Memorial Hospital Series 2006 (BBB/Baa3)
1,050,000	5.250	06/01/26	1,070,212
4,185,000	5.250	06/01/36	4,219,317

			17,296,361

New Jersey – 3.5%
New Jersey Economic Development Authority Cigarette Tax RB Refunding Series 2012 (BBB+/Baa1)
2,500,000	5.000	06/15/26	2,747,750
1,000,000	5.000	06/15/28	1,089,760
1,000,000	5.000	06/15/29	1,085,550
New Jersey Economic Development Authority Energy Facilities RB for UMM Energy Partners, LLC Project Series 2012 A (AMT) (NR/Baa3)
1,000,000	4.750	06/15/32	1,002,250
1,000,000	5.000	06/15/37	1,012,200
1,000,000	5.125	06/15/43	1,017,910
New Jersey Economic Development Authority RB for School Facilities Construction Series 2009 BB (A+/A1)
1,640,000	5.000	09/01/34	1,833,553
New Jersey Economic Development Authority Special Facilities RB for Continental Airlines, Inc. Project Series 1998 (AMT) (B-/B3)
7,500,000	5.500	04/01/28	7,354,500
New Jersey Economic Development Authority Special Facilities RB for Continental Airlines, Inc. Project Series 1999 (AMT) (B/B3)
5,500,000	5.125	09/15/23	5,586,955
8,500,000	5.250	09/15/29	8,665,240
New Jersey Economic Development Authority Special Facilities RB for Continental Airlines, Inc. Project Series 2012 (AMT) (B-/B3)
8,800,000	5.750	09/15/27	8,826,136
New Jersey Health Care Facilities Financing Authority RB for St. Joseph’s Healthcare System Series 2008 (BBB-/Ba1)
32,380,000	6.625	07/01/38	37,547,200

State-Specific Municipal Debt Obligations – (continued)
New Jersey – (continued)
New Jersey Health Care Facilities Financing Authority RB for Trinitas Hospital Obligated Group Series 2007 A (BBB-/Baa3)
$8,980,000	5.250%	07/01/30	$9,424,510
New Jersey Health Care Facilities Financing Authority RB for Trinitas Hospital Obligated Group Series 2007 B (BBB-/Baa3)
15,840,000	5.250	07/01/23	16,926,941
New Jersey Transportation Trust Fund Authority for Transportation System Bonds Series 2011 B (A+/A1)
7,000,000	5.000	06/15/42	7,927,220
Newark New Jersey Housing Authority RB for South Ward Police Facility Series 2009 A (ASSURED GTY) (GO OF CITY) (NR/Aa3)
2,000,000	6.750	12/01/38	2,518,180
Tobacco Settlement Financing Corp. RB for Capital Appreciation Series 2007 1-C (CCC/NR)(d)
164,600,000	0.000	06/01/41	7,988,038
Tobacco Settlement Financing Corp. RB Senior Asset-Backed Bonds for Capital Appreciation Series 2007 1-A (B-/B2)
12,000,000	4.750	06/01/34	9,853,800

			132,407,693

New Mexico – 0.7%
Farmington New Mexico PCRB Refunding for Public Service Co. of New Mexico San Juan and Four Corners Projects RMKT 04/01/06 Series 2003 A (BBB-/Baa3)
3,620,000	4.875	04/01/33	3,749,125
Farmington New Mexico PCRB Refunding for Public Service Co. of New Mexico San Juan and Four Corners Projects RMKT 04/01/06 Series 2003 B (BBB-/Baa3)
6,925,000	4.875	04/01/33	7,172,015
Farmington New Mexico PCRB Refunding for Public Service Co. of New Mexico San Juan Project Series 2010 D (BBB-/Baa3)
14,000,000	5.900	06/01/40	15,583,260

			26,504,400

New York – 1.3%
Chautauqua County Industrial Development Agency Exempt Facility RB for Dunkirk NRG Power Project Series 2009 (BB+/Baa3)
1,500,000	5.875	04/01/42	1,686,135
Nassau County GO Revenue Anticipation Notes Series 2012 A (SP-1+/NR)
18,250,000	2.000	03/29/13	18,388,882
New York City Industrial Development Agency PILOT RB for Queens Baseball Stadium Project Series 2006 (AMBAC) (BB+/Ba1)
515,000	5.000	01/01/39	523,817
New York City Industrial Development Agency PILOT RB for Queens Baseball Stadium Project Series 2009 (ASSURED GTY) (AA-/Aa3)
1,000,000	6.125	01/01/29	1,187,340
3,000,000	6.375	01/01/39	3,511,020
5,000,000	6.500	01/01/46	5,846,750

32	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Principal Amount	Interest Rate	Maturity Date	Value

State-Specific Municipal Debt Obligations – (continued)
New York – (continued)
New York City Municipal Water Finance Authority Water & Sewer Systems Second General Resolution RB Series 2011 BB (AA+/Aa2)
$10,000,000	5.000%	06/15/44	$11,398,600
Newburgh New York GO Serial Bonds Series 2012 A (NR/Ba1)
1,565,000	5.750	06/15/35	1,596,316
Troy City Capital Resource Corp. RB for Rensselaer Polytechnic Institute Project Series 2010 A (A-/A3)
5,000,000	5.125	09/01/40	5,524,350

			49,663,210

North Carolina – 0.3%
Charlotte Special Facilities RB Refunding for Charlotte/Douglas International Airport US Airways Series 1998 (AMT) (NR/NR)
6,860,000	5.600	07/01/27	6,402,438
Columbus County Industrial Facilities and Pollution Control Financing Authority Recovery Zone Facility RB Series 2010 A (BBB/Baa3)
1,000,000	5.700	05/01/34	1,112,220
North Carolina Medical Care Commission Retirement Facilities RB Refunding First Mortgage for United Methodist Church Project Series 2005 A (NR/NR)
500,000	5.250	09/01/21	512,570
North Carolina Medical Care Commission Retirement Facilities RB Refunding First Mortgage for United Methodist Church Project Series 2005 C (NR/NR)
1,500,000	5.250	10/01/24	1,543,035

			9,570,263

Ohio – 5.8%
Bowling Green City Student Housing RB for CFP I LLC – Bowling Green State University Project Series 2010 (BBB-/NR)
7,000,000	6.000	06/01/45	7,645,120
Buckeye Ohio Tobacco Settlement Financing Authority RB Senior Turbo Asset-Backed Bonds Series 2007 A-2 (B-/B3)
16,500,000	5.125	06/01/24	13,885,080
44,000,000	5.875	06/01/30	36,275,360
2,000,000	5.875	06/01/47	1,608,380
49,150,000	6.500	06/01/47	43,318,352
Cleveland Airport Special RB for Continental Airlines, Inc. Project Series 1998 (AMT) (B-/B3)
30,450,000	5.375	09/15/27	30,448,477
Cleveland Airport Special RB Refunding for Continental Airlines, Inc. Series 1999 (AMT) (B-/B3)
7,465,000	5.700	12/01/19	7,467,687
Cleveland Airport System RB Refunding Series 2012 A (A-/Baa1)
8,500,000	5.000	01/01/29	9,513,370
3,250,000	5.000	01/01/31	3,583,418
Cleveland Airport System RB Refunding Series 2012 A (AGM) (AA-/Aa3)
6,900,000	5.000	01/01/30	7,705,299

State-Specific Municipal Debt Obligations – (continued)
Ohio – (continued)
Hamilton County Health Care RB Refunding for Life Enriching Community Project Series 2006 A (BBB/NR)
$15,540,000	5.000%	01/01/27	$15,993,302
15,000,000	5.000	01/01/37	15,320,700
Jeffrey Place New Community Authority RB for Jeffrey Place Redevelopment Series 2007 A (NR/NR)
800,000	5.000	12/01/22	699,240
1,000,000	5.000	12/01/32	784,660
Lorain County Port Authority Recovery Zone Facility RB for United States Steel Corp. Project Series 2010 (BB/B1)
8,730,000	6.750	12/01/40	9,650,404
Ohio State Solid Waste Disposal RB for USG Corp. Project Series 1997 (AMT) (B-/Caa2)
6,000,000	5.600	08/01/32	5,663,640
Ohio State Solid Waste Disposal RB for USG Corp. Project Series 1998 (AMT) (B-/Caa2)
7,050,000	5.650	03/01/33	6,674,165

			216,236,654

Oklahoma – 0.2%
Oklahoma Development Finance Authority RB for Great Plains Regional Medical Center Project Series 2007 (BBB-/NR)
4,725,000	5.000	12/01/27	4,778,203
Weatherford Hospital Authority RB Series 2006 (NR/NR)
2,200,000	6.000	05/01/25	2,255,044
865,000	6.000	05/01/31	871,479

			7,904,726

Oregon – 0.2%
Forest Grove Oregon Student Housing RB for Oak Tree Foundation Project Series 2007 (NR/NR)
4,750,000	5.500	03/01/37	4,861,625
Oregon Facilities Authority Student Housing RB for CHF-Ashland, L.L.C.-Southern Oregon University Project Series 2012 (AGM) (AA-/Aa3)
1,500,000	5.000	07/01/44	1,611,195
Portland Oregon Multi-Family Housing RB for Pacific Tower Series 2001 C (AMT) (NR/NR)
2,390,000	7.000	12/01/34	2,391,553

			8,864,373

Pennsylvania – 5.4%
Allegheny County Higher Education Building Authority RB for Chatham University Series 2012 A (BBB/NR)
1,500,000	5.000	09/01/30	1,634,505
1,000,000	5.000	09/01/35	1,073,500
Allegheny County Hospital Development Authority RB for West Pennsylvania Health System Series 2007 A (B-/Caa1)
78,845,000	5.000	11/15/28	60,135,081
21,390,000	5.375	11/15/40	16,222,604
Allegheny County IDA Environmental Improvement RB Refunding for United States Steel Corp. Project Series 2009 (BB/B1)
1,200,000	6.750	11/01/24	1,332,120

The accompanying notes are an integral part of these financial statements.	33

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

September 30, 2012 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

State-Specific Municipal Debt Obligations – (continued)
Pennsylvania – (continued)
Allentown Area Hospital Authority RB for Sacred Heart Hospital Series 2005 (NR/WR)
$4,730,000	6.000%	11/15/16	$4,728,439
Allentown Neighborhood Improvement Zone Development Authority Tax RB 2012 A (NR/Baa2)
10,000,000	5.000	05/01/42	10,361,600
Chester Economic Development Authority RB Series 2004 (MUN GOVT GTD) (NR/NR)
8,640,000	7.000	03/01/19	9,234,173
City of Philadelphia GO Bonds Series 2011 (BBB+/A2)
4,000,000	6.000	08/01/36	4,661,440
City of Pittsburgh GO Bonds Series 2012 B (BBB/A1)
4,380,000	5.000	09/01/26	5,097,532
Clairton Municipal Authority Sewer RB Series 2012 B (BBB/NR)
1,000,000	5.000	12/01/37	1,032,940
1,000,000	5.000	12/01/42	1,029,660
Dauphin County General Authority Health System RB for Pinnacle Health System Project Series 2012 A (A/A3)
7,690,000	5.000	06/01/42	8,294,434
Geisinger Authority Health System RB for Geisinger Health System Series 2007 (AA/Aa2)(g)
48,250,000	1.068	05/01/37	36,807,995
Montgomery County IDA RB for Whitemarsh Continuing Care Series 2005 (NR/NR)
1,775,000	5.300	02/01/13	1,789,963
2,000,000	6.125	02/01/28	2,037,260
Pennsylvania Economic Development Financing Authority Exempt Facilities RB Refunding for Amtrak Project Series 2012 A (AMT) (A-/A1)
2,750,000	5.000	11/01/41	2,957,267
Pennsylvania Economic Development Financing Authority Sewage Sludge Disposal RB for Philadelphia Biosolids Facility Project Series 2009 (BBB+/Baa3)
7,400,000	6.250	01/01/32	8,452,650
Pennsylvania Economic Development Financing Authority Solid Waste Disposal RB for USG Corp. Project Series 1999 (AMT) (B-/Caa2)
3,000,000	6.000	06/01/31	2,973,150
Pennsylvania Economic Development Financing Authority Special Facilities RB for US Airways Group, Inc. Project Series 2010 A (CCC+/NR)
1,000,000	7.500	05/01/20	1,123,180
Pennsylvania Economic Development Financing Authority Special Facilities RB for US Airways Group, Inc. Project Series 2010 B (CCC+/NR)
2,500,000	8.000	05/01/29	2,889,600
Pennsylvania State Higher Educational Facilities Authority RB for La Salle University Series 2012 (BBB/NR)
4,000,000	5.000	05/01/42	4,318,640
Philadelphia Authority Industrial Development RB for Please Touch Museum Project Series 2006 (BBB-/NR)
3,000,000	5.250	09/01/26	2,893,680
3,000,000	5.250	09/01/31	2,805,300

State-Specific Municipal Debt Obligations – (continued)
Pennsylvania – (continued)
Philadelphia Hospitals & Higher Education Facilities Authority RB Refunding for Temple University Health System Obligated Group Series 2012 B (BBB-/Ba1)
$10,000,000	5.625%	07/01/42	$10,603,300

			204,490,013

Puerto Rico – 6.3%
Puerto Rico Commonwealth Aqueduct & Sewer Authority RB Senior Lien Series 2008 A (BBB-/Baa2)
59,485,000	6.000	07/01/38	62,843,523
38,845,000	6.000	07/01/44	40,918,935
Puerto Rico Commonwealth Aqueduct & Sewer Authority RB Senior Lien Series 2008 A (Radian-IBCC) (NR/Baa2)
1,710,000	6.000	07/01/44	1,801,297
Puerto Rico Commonwealth Aqueduct & Sewer Authority RB Senior Lien Series 2012 A (BBB-/Baa2)
13,500,000	5.250	07/01/42	13,601,250
Puerto Rico Commonwealth GO Bonds Refunding for Public Improvement Series 2009 C (BBB/Baa1)
8,780,000	6.000	07/01/39	9,286,957
Puerto Rico Commonwealth GO Bonds Refunding for Public Improvement Series 2012 A (BBB/Baa1)
7,555,000	5.500	07/01/27	8,040,862
2,545,000	5.000	07/01/41	2,544,796
Puerto Rico Electric Power Authority RB Refunding Series 2010 ZZ (BBB+/Baa1)
9,700,000	5.250	07/01/26	10,268,129
Puerto Rico Electric Power Authority RB Series 2010 XX (BBB+/Baa1)
25,000,000	5.250	07/01/40	25,331,250
Puerto Rico Public Buildings Authority RB Refunding for Government Facilities Series 2007 M (COMWLTH GTD) (BBB/Baa1)
2,000,000	6.250	07/01/23	2,308,360
Puerto Rico Public Buildings Authority RB Refunding for Government Facilities Series 2007 P (COMWLTH GTD) (BBB/Baa1)
1,000,000	6.125	07/01/23	1,148,010
Puerto Rico Sales Tax Financing Corp. RB First Subseries 2009 A (A+/A3)
21,550,000	6.000	08/01/42	23,951,963
Puerto Rico Sales Tax Financing Corp. RB First Subseries 2010 A (A+/A3)(d)
10,000,000	0.000	08/01/36	2,519,400
Puerto Rico Sales Tax Financing Corp. RB First Subseries 2010 C (A+/A3)(d)
25,000,000	0.000	08/01/39	5,078,750
Puerto Rico Sales Tax Financing Corp. RB First Subseries 2011 A-1 (A+/A3)
7,000,000	5.000	08/01/43	7,272,930
Puerto Rico Sales Tax Financing Corp. RB for Capital Appreciation First Subseries 2009 A (A+/A3)(e)
12,750,000	0.000	08/01/32	13,002,195

34	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Principal Amount	Interest Rate	Maturity Date	Value

State-Specific Municipal Debt Obligations – (continued)
Puerto Rico – (continued)
Puerto Rico Sales Tax Financing Corp. RB for Capital Appreciation First Subseries 2010 A (A+/A3)(e)
$10,000,000	0.000%	08/01/33	$8,592,700

			238,511,307

Rhode Island – 0.1%
Tobacco Settlement Financing Corp. RB Asset-Backed Bonds Series 2007 B (CCC/NR)(d)
85,300,000	0.000	06/01/52	2,577,766

South Carolina – 0.6%
Lancaster County Assessment RB for Edgewater Improvement District Series 2003 A (NR/NR)
3,984,000	6.875	11/01/35	3,887,069
South Carolina Jobs – Economic Development Authority Hospital Refunding RB for Palmetto Health Series 2011 A (AGM) (AA-/Aa3)
4,000,000	6.500	08/01/39	4,894,120
York County Industrial RB Exempt Facility Hoechst Celanese Series 1994 (AMT) (B+/B1)
12,280,000	5.700	01/01/24	12,009,963

			20,791,152

South Dakota – 0.1%
South Dakota State Health & Educational Facilities Authority RB for Sanford Health Series 2007 (A+/A1)
5,000,000	5.000	11/01/40	5,277,750

Tennessee – 0.9%
Blount County Health & Educational Facilities Board RB Refunding for Asbury, Inc. Series 2007 A (NR/NR)
1,675,000	5.125	04/01/23	1,717,160
Chattanooga Health Educational & Housing Facility Board RB Refunding for CDFI Phase I LLC Project Series 2005 A (BBB-/NR)
350,000	5.000	10/01/15	374,049
6,710,000	5.000	10/01/25	6,926,263
7,500,000	5.125	10/01/35	7,598,475
Johnson City Health & Educational Board Retirement Facilities RB for Appalachian Christian Village Project Series 2004 A (NR/NR)
1,000,000	6.250	02/15/32	1,009,140
Johnson City Health & Educational Board Retirement Facilities RB for Mountain States Health Alliance Series 2012 A (BBB+/Baa1)
1,500,000	5.000	08/15/42	1,582,395
Johnson City Health & Educational Facilities Board RB for Mountain States Health Alliance Series 2010 A (BBB+/Baa1)
5,500,000	6.500	07/01/38	6,556,990
Knox County Tennessee Health, Educational & Housing Facilities Board RB for University Health System, Inc. Series 2007 (BBB+/NR)
2,000,000	5.250	04/01/36	2,110,320
Memphis Health Educational & Housing Facility Board RB for Memphis Multi-Family Housing Apartment Projects Series 2007 A (AMT) (NR/NR)(b)(f)
8,680,000	5.750	04/01/25	5,204,528

State-Specific Municipal Debt Obligations – (continued)
Tennessee – (continued)
Shelby County Health Educational & Housing Facilities Board RB for Trezevant Manor Project Series 2006 A (NR/NR)
$2,000,000	5.625%	09/01/26	$2,063,860

			35,143,180

Texas – 5.3%
Alliance Airport Authority Special Facilities RB Refunding for American Airlines, Inc. Project Series 2007 (AMT) (NR/NR)(f)
17,000,000	5.750	12/01/29	11,121,230
Austin Texas Convention Center Enterprises, Inc. RB Third Tier Series 2001 C-1 (NR/NR)
185,000	9.750	01/01/26	187,912
Austin Texas Convention Center Enterprises, Inc. RB Third Tier Series 2001 C-2 (NR/NR)
8,975,000	9.750	01/01/26	9,115,369
Bexar County Texas Health Facilities Development Corp. RB for Army Retirement Residence Foundation Project Series 2010 (BBB/NR)
3,250,000	6.200	07/01/45	3,661,970
Brazos River Authority PCRB for TXU Energy Co. LLC Project Series 2006 (AMT) (CC/Ca)
12,740,000	5.000	03/01/41	1,256,928
Brazos River Authority PCRB Refunding for TXU Energy Co. LLC Project Series 2003 C (AMT) (CC/Ca)
9,275,000	6.750	10/01/38	1,181,913
Dallas County Flood Control District No.1 GO Bonds Refunding Series 2002 (NR/NR)(c)
6,000,000	7.250	04/01/32	6,078,000
Dallas-Fort Worth International Airport Facilities Improvement Corp. RB for American Airlines, Inc. Series 1995 (NR/WR)(f)
9,230,000	6.000	11/01/14	6,049,065
Dallas-Fort Worth International Airport Facilities Improvement Corp. RB Series 2001 A-1 (AMT) (NR/Ba2)
13,245,000	6.150	01/01/16	13,260,232
Houston Airport System RB Refunding Sub Lien Series 2012 A (AMT) (A/NR)
5,045,000	5.000	07/01/28	5,745,448
Houston Airport System Special Facilities RB for Continental Airlines, Inc. Series 1998 B (AMT) (B-/B3)
1,000,000	5.700	07/15/29	1,002,680
Houston Airport System Special Facilities RB for Continental Airlines, Inc. Terminal Improvement Projects Series 2011 A (AMT) (B-/B3)
4,000,000	6.625	07/15/38	4,466,160
Matagorda County Texas Navigation District No. 1 PCRB Refunding for Central Power & Light Co. Project RMKT 07/01/09 Series 2001 A (BBB/Baa2)
5,200,000	6.300	11/01/29	6,054,152
Mesquite Texas Health Facilities Development Corp. RB for Christian Care Retirement Facilities Series 2005 (BBB-/NR)
5,165,000	5.625	02/15/35	5,298,929
North Texas Tollway Authority RB First Tier Series 2009 A (A-/A2)
25,585,000	6.250	01/01/39	29,314,014

The accompanying notes are an integral part of these financial statements.	35

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

September 30, 2012 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

State-Specific Municipal Debt Obligations – (continued)
Texas – (continued)
North Texas Tollway Authority RB Refunding Toll Second Tier Series 2008 F (BBB+/A3)
$53,205,000	5.750%	01/01/38	$58,013,668
Port Corpus Christi Authority of Nueces County PCRB for Celanese Project Series 2002 B (AMT) (B+/B1)
5,000,000	6.700	11/01/30	5,055,250
Port of Bay City Authority of Matagorda County RB for Hoechst Celanese Corp. Project Series 1996 (AMT) (B+/B1)
1,870,000	6.500	05/01/26	1,871,795
Sabine River Authority Texas PCRB Refunding for TXU Electric Co. Project RMKT 11/29/05 Series 2001 C (C/Ca)
5,950,000	5.200	05/01/28	609,875
Sabine River Authority Texas PCRB Refunding for TXU Electric Co. Project Series 2000 A (AMT) (CC/Ca)(g)
7,110,000	6.450	06/01/21	888,892
Tarrant County Cultural Education Facilities Finance Corp. RB for Air Force Village Obligated Group Series 2007 (BBB/NR)
4,180,000	5.125	05/15/37	4,207,922
Texas Private Activity Bond Surface Transportation Corp. RB Senior Lien for Mobility Partners LLC Series 2009 (BBB-/Baa2)
7,500,000	6.875	12/31/39	9,021,675
Tomball Hospital Authority RB Refunding Series 2005 (ETM) (NR/Aaa)(h)
250,000	5.000	07/01/15	281,355
Tomball Hospital Authority RB Refunding Series 2005 (NR/Aaa)(h)
14,500,000	5.000	07/01/15	16,318,590

			200,063,024

U.S. Virgin Islands – 0.1%
Virgin Islands Public Finance Authority RB Senior Lien Matching Fund Loan Notes Refunding for Cruzan Project Series 2009 A (NR/Baa3)
2,000,000	6.000	10/01/39	2,238,080

Utah – 0.8%
Carbon County Solid Waste Disposal RB Refunding for Sunnyside Cogeneration Series 1999 A (AMT) (NR/NR)
26,852,000	7.100	08/15/23	30,541,465

Vermont – 0.1%
Vermont Economic Development Authority Mortgage RB for Wake Robin Corp. Project Series 2006 A (NR/NR)
1,300,000	5.250	05/01/26	1,327,105
Vermont Educational & Health Buildings Financing Agency RB for St. Michael’s College Project Series 2012 (A-/Baa1)
2,250,000	5.000	10/01/42	2,468,857

			3,795,962

Virginia – 0.8%
Albemarle County IDA RB Refunding Westminster-Canterbury Series 2007 (NR/NR)
1,000,000	5.000	01/01/31	1,020,220

State-Specific Municipal Debt Obligations – (continued)
Virginia – (continued)
Mosaic District Community Development Authority RB Series 2011 A (NR/NR)
$3,580,000	6.250%	03/01/21	$4,092,656
2,000,000	6.625	03/01/26	2,270,800
7,000,000	6.875	03/01/36	7,912,380
Norfolk Redevelopment & Housing Authority First Mortgage for Retirement Community Series 2004 A (NR/NR)
500,000	6.000	01/01/25	503,635
1,100,000	6.125	01/01/35	1,107,392
Suffolk IDA Retirement Facilities RB Refunding First Mortgage for Lake Prince Center Series 2006 (NR/NR)
725,000	5.150	09/01/24	753,021
1,000,000	5.300	09/01/31	1,016,880
Virginia Beach Development Authority Residential Care Facilities Mortgage RB Refunding for Westminster-Canterbury Series 2005 (NR/NR)
500,000	5.000	11/01/22	518,880
Virginia Small Business Financing Authority Senior Lien RB for Elizabeth River Crossings Opco, LLC Project Series 2012 (AMT) (BBB-/NR)
4,250,000	5.500	01/01/42	4,677,083
Washington County IDA RB for Mountain States Health Alliance Series 2009 C (BBB+/Baa1)
4,000,000	7.750	07/01/38	4,966,120

			28,839,067

Washington – 1.2%
Port of Seattle Industrial Development Corporation Special Facilities RB Refunding for Delta Air Lines, Inc. Project Series 2012 (AMT) (B+/B-)
4,000,000	5.000	04/01/30	4,012,960
Puttable Floating Option Tax-Exempt Receipts (RITES) GO Bonds Series 2009 A (NR/NR)(a)(c)
3,955,000	16.108	12/14/17	6,999,599
Puttable Floating Option Tax-Exempt Receipts (RITES) GO Bonds Series 2009 B (NR/NR)(a)(c)
4,150,000	16.115	12/14/17	7,234,363
Skagit County Public Hospital District No. 1 RB for Skagit Valley Hospital Series 2010 (NR/Baa2)
3,000,000	5.250	12/01/25	3,392,490
4,000,000	5.750	12/01/35	4,346,640
Washington Health Care Facilities Authority RB for Kadlec Regional Medical Center Series 2012 (NR/Baa3)
3,000,000	5.000	12/01/42	3,066,180
Washington Health Care Facilities Authority RB for MultiCare Health System Series 2008 A (ASSURED GTY) (AA-/Aa3)
750,000	6.000	08/15/39	874,485
Washington Health Care Facilities Authority RB for MultiCare Health System Series 2008 B (ASSURED GTY) (AA-/Aa3)
1,750,000	6.000	08/15/39	2,040,465
Washington Health Care Facilities Authority RB for Swedish Health Services Series 2011 A (AAA/A2)(h)
8,505,000	6.250	05/15/21	11,792,097

			43,759,279

36	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Principal Amount	Interest Rate	Maturity Date	Value

State-Specific Municipal Debt Obligations – (continued)
West Virginia – 0.3%
West Virginia Economic Development Authority Solid Waste Disposal Facilities RB Refunding for Appalachian Power Co. – Amos Project Series 2010 A (BBB/Baa2)(b)
$4,000,000	5.375%	12/01/38	$4,408,800
West Virginia Higher Education Policy Commission RB Refunding for Higher Education Facilities Series A (A+/Aa3)
5,000,000	4.000	04/01/34	5,200,450

			9,609,250

Wisconsin – 1.9%
Kaukauna Wisconsin Environmental Improvement RB for International Paper Co. Project Series 2005 A (AMT) (BBB/Baa3)
6,510,000	5.250	06/01/29	6,653,676
Public Finance Authority Senior Airport Facilities RB Refunding for Transportation Improvements Obligated Group Series 2012 B (AMT) (BBB-/NR)
3,000,000	5.000	07/01/42	3,015,870
Wisconsin State Health & Educational Facilities Authority RB for Fort Healthcare, Inc. Project Series 2004 (BBB+/NR)
1,500,000	6.100	05/01/34	1,588,275
Wisconsin State Health & Educational Facilities Authority RB for Upland Hills Health, Inc. Series 2006 A (BBB/NR)
5,825,000	5.125	05/15/29	6,029,457
Wisconsin State Health & Educational Facilities Authority RB for Upland Hills Health, Inc. Series 2006 B (BBB/NR)
2,200,000	5.000	05/15/36	2,243,582
Wisconsin State Health & Educational Facilities Authority RB for Vernon Memorial Healthcare, Inc. Project Series 2005 (BBB/NR)
3,000,000	5.100	03/01/25	3,110,670
3,800,000	5.250	03/01/35	3,872,086
Wisconsin State Health & Educational Facilities Authority RB for Wheaton Franciscan Healthcare Series 2006 (A-/Baa1)
2,000,000	5.250	08/15/31	2,091,560
27,365,000	5.250	08/15/34	28,597,793
Wisconsin State Health & Educational Facilities Authority RB Refunding for Illinois Senior Housing, Inc. Series 2006 (NR/NR)
1,275,000	5.650	08/01/21	1,301,482
2,385,000	5.800	08/01/29	2,402,840
Wisconsin State Health & Educational Facilities Authority RB Refunding for Wheaton Healthcare Series 2006 B (A-/Baa1)
10,220,000	5.125	08/15/30	10,649,955

			71,557,246

TOTAL STATE-SPECIFIC MUNICIPAL DEBT OBLIGATIONS
(Cost $3,481,316,635)			$3,632,042,319

Principal Amount	Interest Rate	Maturity Date	Value

Other Municipal Debt Obligations – 1.4%
Municipal Mortgage & Equity LLC Tax-Exempt Special Purpose Entity Series 2000 (AMT) (NR/Ba2)(c)
$7,000,000	9.640%	06/30/50	$6,650,000
Municipal Mortgage & Equity LLC Tax-Exempt Special Purpose Entity Series 2004 (AMT) (NR/Ba2)(b)(c)
4,000,000	5.200	09/30/14	3,280,840
Municipal Mortgage & Equity LLC Tax-Exempt Special Purpose Entity Series 2004 (AMT) (NR/Ba3)(b)(c)
3,000,000	5.400	09/30/14	2,085,630
3,000,000	5.800	09/30/19	2,146,350
Municipal Mortgage & Equity LLC Tax-Exempt Special Purpose Entity Series 2004 A-2 (AMT) (NR/Ba1)(b)(c)
6,000,000	4.900	09/30/14	5,460,060
Municipal Mortgage & Equity LLC Tax-Exempt Special Purpose Entity Series 2004 C (AMT) (NR/Ba3)(b)(c)
13,000,000	9.750	06/29/49	11,700,260
Municipal Mortgage & Equity LLC Tax-Exempt Special Purpose Entity Series 2005 (AMT) (NR/B1)(b)(c)
6,000,000	5.900	09/30/20	3,542,280
Municipal Mortgage & Equity LLC Tax-Exempt Special Purpose Entity Series 2005 (AMT) (NR/Ba1)(b)(c)
8,000,000	5.125	09/30/15	7,200,080
Municipal Mortgage & Equity LLC Tax-Exempt Special Purpose Entity Series 2005 (AMT) (NR/Ba2)(b)(c)
8,000,000	5.300	09/30/15	5,882,080
Municipal Mortgage & Equity LLC Tax-Exempt Special Purpose Entity Series 2005 A-3 (AMT) (NR/Ba1)(b)(c)
4,000,000	4.950	11/29/49	4,000,000
Municipal Mortgage & Equity LLC Tax-Exempt Special Purpose Entity Series 2005 C-3 (AMT) (NR/Ba3)(b)(c)
3,000,000	5.500	09/30/15	2,025,720

			53,973,300

TOTAL OTHER MUNICIPAL DEBT OBLIGATIONS
(Cost $63,770,838)			$53,973,300

Shares	Description	Value

Common Stock – 0.0%
280	Delta Air Lines, Inc.(j)	$2,565
(Cost $0 )

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Bond – 0.1%
Capital Goods – 0.1%
Navistar International Corp.
$2,000,000	8.250%	11/01/21	$1,900,000
(Cost $1,846,303 )

The accompanying notes are an integral part of these financial statements.	37

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

September 30, 2012 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Short-Term Investments — 0.6%
Alaska – 0.0%
Valdez Alaska Marine Terminal VRDN RB Refunding for ExxonMobil Co. Pipeline Project Series 1993 A (A-1+/VMIG1)(b)
$1,000,000	0.200%	10/01/12	$1,000,000

Illinois – 0.1%
Chicago Illinois GO VRDN Project Series 2003 B-2 RMKT 03/18/09 (A-1/VMIG1)(b)
600,000	0.200	10/01/12	600,000
Chicago Illinois GO VRDN Refunding Project RMKT 03/18/09 Series 2003 B-1 (A-1/VMIG1)(b)
1,300,000	0.210	10/01/12	1,300,000
Chicago Illinois GO VRDN Refunding RMKT 04/18/12 Series 2007 F (NR/VMIG1)(b)
1,200,000	0.200	10/01/12	1,200,000

			3,100,000

Maryland – 0.0%
Montgomery County VRDN GO Bonds Refunding for Consolidated Public Improvement Bond Anticipation Notes Series 2006 B (A-1+/VMIG1)(b)
1,250,000	0.200	10/01/12	1,250,000

Massachusetts – 0.0%
Massachusetts State Health & Educational Facilities Authority VRDN RB for Wellesley College Series 1999 G (LIQ – Wellesley College) (A-1+/VMIG1)(b)
1,200,000	0.180	10/01/12	1,200,000

Missouri – 0.1%
Missouri State Health & Educational Facilities Authority VRDN RB for Washington University Series 1996 D (GO OF INSTN) (A-1/VMIG1)(b)
1,200,000	0.190	10/01/12	1,200,000
Missouri State Health & Educational Facilities Authority VRDN RB for Washington University Series 2000 B (A-1/VMIG1)(b)
1,000,000	0.200	10/01/12	1,000,000

			2,200,000

New York – 0.2%
New York City Municipal Water Finance Authority Water & Sewer Systems VRDN RB Fiscal Subseries 2012 B-1 (A-1+/VMIG1)(b)
6,400,000	0.200	10/01/12	6,400,000
New York City VRDN GO Bonds Fiscal 1994 Subseries A-7 (LOC – JPMorgan Chase Bank, N.A.) (A+/Aa3)(b)
1,000,000	0.170	10/01/12	1,000,000

			7,400,000

Rhode Island – 0.0%
Rhode Island State Industrial Facilities Corp. Marine Terminal VRDN RB Refunding for ExxonMobil Project Series 2001 (A-1+/VMIG1)(b)
1,000,000	0.200	10/01/12	1,000,000

Principal Amount	Interest Rate	Maturity Date	Value

Short-Term Investments — (continued)
Texas – 0.1%
Lower Neches Valley Authority Industrial Development Corp. VRDN RB Refunding for ExxonMobil Project Series 2010 (A-1+/VMIG1)(b)
$300,000	0.180%	10/01/12	$300,000
Lower Neches Valley Authority Industrial Development Corp. VRDN RB Refunding for ExxonMobil Project Series 2012 (A-1+/VMIG1)(b)
300,000	0.180	10/01/12	300,000
Texas Water Development Board VRDN RB Refunding State Revolving Sub Lien Series 2007 A (A-1/VMIG1)(b)
2,185,000	0.220	10/01/12	2,185,000

			2,785,000

Virginia – 0.1%
Virginia College Building Authority Educational Facilities VRDN RB for 21st Century College and Equipment Programs Series 2006 B (ST APPROP) (A-1+/VMIG1)(b)
2,140,000	0.210	10/01/12	2,140,000

TOTAL SHORT-TERM INVESTMENTS
(Cost $22,075,000)			$22,075,000

TOTAL INVESTMENTS – 98.6%
(Cost $3,569,008,776)			$3,709,993,184

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.4%			53,298,359

NET ASSETS – 100.0%			$3,763,291,543

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
(a)	Inverse floating rate security. Interest rate disclosed is that which is in effect at September 30, 2012.
(b)	Security with “Put” features and resetting interest rates. Maturity dates disclosed are the puttable dates. Interest rate disclosed is that which is in effect at September 30, 2012.
(c)	Exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $139,748,989, which represents approximately 3.7% of net assets as of September 30, 2012.
(d)	Issued with a zero coupon. Income is recognized through the accretion of discount.
(e)	Zero coupon bond until next reset date.
(f)	Security is currently in default.
(g)	Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect at September 30, 2012.
(h)	Pre-refunded security. Maturity date disclosed is pre-refunding date.
(i)	When-issued security.
(j)	Non-income producing security.

38	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Security ratings disclosed, if any, are issued by either Standard & Poor’s, Moody’s Investor Service or Fitch and are unaudited. A brief description of the ratings is available in the Fund’s Statement of Additional Information.

Investment Abbreviations:
AGC-ICC	—Agency Insured Custody Certificate
AGM	— Insured by Assured Guaranty Municipal Corp.
AMBAC	— Insured by American Municipal Bond Assurance Corp.
AMT	—Alternative Minimum Tax
ASSURED GTY	—Insured by Assured Guaranty
BNY	—Insured by the Bank of New York Mellon Corp.
COMWLTH GTD	—Commonwealth Guaranteed
COPS	—Certificates of Participation
ETM	—Escrowed to Maturity
FGIC	—Insured by Financial Guaranty Insurance Co.
FHA INS	—Insured by Federal Housing Administration
GO	—General Obligation
GO OF AUTH	—General Obligation of Authority
GO OF CORP	—General Obligation of Corporation
GO OF CITY	—General Obligation of City
GO OF INSTN	—General Obligation of Institution
IDA	—Industrial Development Authority
LIBOR	—London Interbank Offered Rate
LIQ	—Liquidity Agreement
LOC	—Letter of Credit
MUN GOVT GTD	—Municipal Government Guaranteed
NATL-RE	—Insured by National Public Finance Guarantee Corp.
NATL-RE FGIC	—Insured by National Public Finance Guarantee Corp., which re-insures Financial Guaranty Insurance Co.
NR	—Not Rated
PCRB	—Pollution Control Revenue Bond
PILOT	—Payment in Lieu of Taxes
Q-SBLF	—Qualified School Board Loan Fund
Radian	—Insured by Radian Asset Assurance
Radian IBCC	—Insured by Radian Asset Insurance Bond Custodial Certificate
RB	—Revenue Bond
RITES	—Residual Interest Tax Exempt Securities
RMKT	—Remarketed
ST APPROP	—State Appropriation
TCRS	—Transferable Custodial Receipts
VRDN	—Variable Rate Demand Notes
WR	—Withdrawn Rating
XLCA	—Insured by XL Capital Assurance, Inc.

The accompanying notes are an integral part of these financial statements.	39

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

September 30, 2012 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

SWAP CONTRACTS — At September 30, 2012, the Fund had the following swap contracts:

CREDIT DEFAULT SWAP CONTRACTS

Counterparty	Referenced Obligation	Notional Amount (000’s)	Rates Received (Paid)	Termination Date	Credit Spread at September 30, 2012(a)	Unrealized Gain (Loss)(b)
Protection Sold:
JPMorgan Chase Bank, N.A.	California State Various Purpose GO Bonds Series 2003, 5.250%, 02/01/18	$10,000	1.700%	06/20/21	1.920%	$(140,120)
	Illinois State GO Bonds Series A, 5.000%, 06/01/29	10,000	1.830	06/20/21	2.294	(283,049)
TOTAL						$(423,169)

(a)	Credit spread on the Referenced Obligation, together with the period of expiration, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and term of the swap contract increase.

(b)	There are no upfront payments on the swap contracts listed above, therefore the unrealized gains (losses) on the swap contracts are equal to their market value.

40	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MUNICIPAL INCOME FUND

Schedule of Investments

September 30, 2012 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

State-Specific Municipal Debt Obligations – 93.9%
Alabama – 1.1%
Alabama Special Care Facilities Financing Authority RB for Birmingham Ascension Health Series 2009 C-1 (AA+/NR)(a)(b)(c)
$1,000,000	14.080%	10/11/12	$1,469,760
Alabama State Port Authority RB for Docks Facilities Series 2010 (BBB+/NR)
2,500,000	5.750	10/01/30	2,857,450
Alexander City Special Care Facilities Financing Authority Medical Facilities RB for Russell Hospital Corp. Series 2006 A (BB+/NR)
1,780,000	5.750	12/01/36	1,832,154
Health Care Authority RB for Baptist Health Series 2006 D (GO OF AUTH) (BBB+/A3)
575,000	5.000	11/15/17	624,312
100,000	5.000	11/15/21	106,458

			6,890,134

Alaska – 0.2%
Anchorage Alaska Water RB Refunding Series 2004 (NATL-RE) (AA/WR)(d)
1,000,000	5.125	05/01/14	1,075,720

Arizona – 1.3%
Arizona Health Facilities Authority Hospital RB for Phoenix Children’s Hospital Series 2007 A (BBB+/NR)(b)
2,170,000	1.180	02/02/15	2,149,710
Maricopa County Arizona Pollution Control Corp. PCRB Refunding for El Paso Electric Co. Project Series 2009 A (BBB/Baa2)
2,200,000	7.250	02/01/40	2,605,526
Navajo County Arizona Pollution Control Corp. PCRB Refunding for Arizona Public Service Co. Project Series 2009 B (BBB/Baa1)(b)
2,000,000	5.500	06/01/14	2,146,840
Northern Arizona University RB Series 2003 (FGIC) (A+/A1)(d)
1,235,000	5.500	06/01/14	1,340,679

			8,242,755

Arkansas – 0.1%
Arkansas State Development Finance Authority RB for Single Family Mortgage-Backed Securities Series 2008 B (AMT) (GNMA/FNMA) (AA+/NR)
505,000	5.500	07/01/23	546,440

California – 23.0%
Bay Area Toll Authority California Toll Building Authority RB for San Francisco Bay Area Series 2008 F-1 (AA/Aa3)
4,000,000	5.500	04/01/43	4,531,240
California Educational Facilities Authority RB for California Institute of Technology Series 2009 (GO OF INSTN) (AA+/Aa1)
5,000,000	5.000	11/01/39	5,626,500
California Health Facilities Financing Authority RB for Providence Health & Services Series 2008 C (AA/Aa2)
1,000,000	6.500	10/01/33	1,227,020

Principal Amount	Interest Rate	Maturity Date	Value

State-Specific Municipal Debt Obligations – (continued)
California – (continued)
California Infrastructure & Economic Development Bank RB for Los Angeles County Department of Public Social Services Series 2003 (AMBAC) (A+/WR)
$1,000,000	5.750%	09/01/23	$1,033,320
California State Public Works Board Lease RB for UCLA Replacement Hospital Series 2002 A (AGM) (AA-/Aa2)(d)
2,000,000	5.375	11/01/12	2,008,080
California State Various Purpose GO Bonds Series 2009 (A-/A1)
5,000,000	5.250	10/01/25	5,856,350
5,000,000	6.500	04/01/33	6,318,700
2,750,000	6.000	04/01/38	3,278,247
California State Various Purpose GO Bonds Series 2010 (A-/A1)
1,250,000	6.000	03/01/33	1,552,875
1,500,000	5.500	03/01/40	1,730,250
California Statewide Communities Development Authority RB for Enloe Medical Center Series 2008 (CAL MTG INS) (A-/NR)
1,435,000	5.750	08/15/38	1,559,615
California Statewide Communities Development Authority RB for Sutter Health Series 2011 A (AA-/Aa3)
2,000,000	6.000	08/15/42	2,383,580
California Statewide Community Development Authority Water & Wastewater RB Unrefunded Balance Series 2004 (AGM) (AA-/Aa3)
155,000	5.250	10/01/19	164,207
Chabot-Las Positas Community College District GO for Capital Appreciation Series 2006 C (AMBAC) (AA-/Aa2)(e)
6,340,000	0.000	08/01/35	1,946,634
Citrus Community College District GO Bonds Capital Appreciation for Election of 2004 Series 2009 C (AA-/Aa2)(e)
6,500,000	0.000	06/01/34	2,416,765
Eastern California Municipal Water District Community Facilities Special Tax District No. 2003-25 Improvement Area D Series 2006 (NR/NR)
385,000	5.000	09/01/36	369,931
Eastern California Municipal Water District Community Facilities Special Tax District No. 2005-40 Mahogany Promontory Pointe Series 2006 (NR/NR)
355,000	5.000	09/01/36	353,513
Foothill-De Anza California Community College District GO Bonds for Santa Clara County Election of 2006 Series 2007 A (AMBAC) (AA/Aaa)
6,000,000	5.000	08/01/27	6,940,980
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Asset-Backed Bonds for Capital Appreciation Subseries 2007 B (CCC+/NR)(e)
18,000,000	0.000	06/01/47	1,365,660
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Asset-Backed Bonds for Capital Appreciation Subseries 2007 C (CCC/NR)(e)
19,500,000	0.000	06/01/47	408,525
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Asset-Backed Bonds Series 2003 A-3 (AA+/Aaa)(d)
350,000	7.875	06/01/13	367,713

The accompanying notes are an integral part of these financial statements.	41

GOLDMAN SACHS MUNICIPAL INCOME FUND

Schedule of Investments (continued)

September 30, 2012 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

State-Specific Municipal Debt Obligations – (continued)
California – (continued)
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Asset-Backed Bonds Series 2003 A-5 (AA+/Aaa)(d)
$650,000	7.875%	06/01/13	$682,897
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Asset-Backed Bonds Series 2007 A-1 (B-/B3)
5,000,000	5.000	06/01/33	4,065,600
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Enhanced Asset-Backed Bonds Series 2005 A (AGM-CR) (FGIC) (AA-/Aa3)
3,500,000	5.000	06/01/35	3,611,440
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Enhanced Asset-Backed Bonds Series 2005 A (AMBAC) (BBB+/A2)
1,150,000	5.000	06/01/29	1,151,254
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Senior Asset-Backed Bonds Series 2007 A-1 (B-/B3)
3,300,000	5.750	06/01/47	2,802,030
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Series 2005 (AMBAC-TCRS-BNY) (BBB+/A2)
5,000,000	5.000	06/01/45	5,105,750
Hacienda La Puente California Unified School District GO Bonds for Election of 2000 Series 2003 B (AGM) (AA-/Aa3)(d)
1,200,000	5.250	08/01/13	1,249,992
Lake Elsinore California Unified School District Community Facilities Special Tax Series 2005-3 (NR/NR)
595,000	5.000	09/01/25	597,207
Los Angeles Community College District GO Bonds for 2008 Election Series 2010 C (AA/Aa1)
5,000,000	5.250	08/01/39	5,802,150
Los Angeles Department of Airports RB Refunding for Los Angeles International Airport Series 2010 A (Non-Amt) (AA/Aa3)
3,000,000	5.000	05/15/35	3,412,320
Los Angeles Unified School District GO Bonds Refunding Series A (AA-/Aa2)
2,500,000	4.000	07/01/20	2,911,600
Menifee Union School District Riverside County GO Bonds Capital Appreciation for Election of 2008 Series 2009 C (ASSURED GTY) (AA-/Aa3)(e)
2,000,000	0.000	08/01/37	579,800
4,500,000	0.000	08/01/38	1,237,950
4,500,000	0.000	08/01/39	1,168,380
Merced City School District GO Bonds Capital Appreciation for Election of 2003 Series 2005 (NATL-RE) (A/NR)(e)
1,205,000	0.000	08/01/26	639,036
M-S-R Energy Authority Gas RB Series 2009 A (A-/NR)
1,750,000	6.500	11/01/39	2,271,552
M-S-R Energy Authority Gas RB Series 2009 C (A-/NR)
3,500,000	6.125	11/01/29	4,233,670
Mt. Diablo Unified School District GO Bonds Capital Appreciation for Election of 2010 Series 2010 A (AGM) (AA-/Aa3)(f)
10,000,000	0.000	08/01/35	6,789,800

Principal Amount	Interest Rate	Maturity Date	Value

State-Specific Municipal Debt Obligations – (continued)
California – (continued)
Palomar Pomerado Health COPS Series 2009 (BB+/Baa3)
$2,500,000	6.750%	11/01/39	$2,807,025
Palomar Pomerado Health GO Bonds Capital Appreciation for Election of 2004 Series 2009 A (ASSURED GTY) (AA-/Aa3)(e)
2,150,000	0.000	08/01/31	925,038
4,150,000	0.000	08/01/32	1,684,319
3,500,000	0.000	08/01/33	1,338,155
Palomar Pomerado Health GO Bonds Capital Appreciation for Election of 2004 Series 2009 A (ASSURED GTY) (AA-/Aa3)(f)
6,450,000	0.000	08/01/38	5,582,281
Port of Oakland RB Refunding Senior Lien Series 2012 P (AMT) (A+/A2)(g)
3,500,000	5.000	05/01/33	3,908,905
Sacramento County Sanitation District Financing Authority RB Refunding for Sacramento County Regional Series 2007 B (NATL-RE FGIC) (AA/Aa3)(h)
3,000,000	0.810	12/01/35	2,220,480
San Diego Community College District GO Bonds for Election of 2002 Series 2005 (AGM) (AA+/Aa1)(d)
3,000,000	5.000	05/01/15	3,357,660
San Diego Community College District GO Bonds Refunding Series 2012 (AA+/Aa1)
2,575,000	5.000	08/01/27	3,178,271
San Diego County Water Authority COPS Series 2008 A (AGM) (AA+/Aa2)
5,000,000	5.000	05/01/33	5,499,200
San Diego Public Facilities Financing Authority Water RB Refunding Subseries 2012 A (AA-/Aa3)
2,500,000	5.000	08/01/31	2,993,350
San Diego Unified School District GO Bonds for Election of 2008 Series 2010 C (AA-/Aa2)(e)
5,000,000	0.000	07/01/39	1,334,650
San Francisco City & County GO Bonds for Earthquake Safety & Emergency Response Series 2012 A (AA/Aa2)
3,930,000	3.000	06/15/22	4,151,495
San Joaquin Hills Transportation Corridor Agency RB Refunding for Capital Appreciation Series 1997 A (NATL-RE) (BBB/Baa2)(e)
1,605,000	0.000	01/15/26	801,136
Temecula Valley Unified School District Community Facilities District Special Tax District No. 2004-1 Improvement Area A Series 2007 (NR/NR)
1,865,000	5.000	09/01/37	1,851,777
Torrance California COPS for Refunding & Public Improvement Project Series 2005 B (AMBAC) (AA/Aa3)
310,000	5.250	06/01/34	318,159
Vernon California Redevelopment Agency Tax Allocation for Industrial Redevelopment Project Series 2005 (NATL-RE) (BBB/Baa2)
725,000	5.250	09/01/19	747,635

42	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MUNICIPAL INCOME FUND

Principal Amount	Interest Rate	Maturity Date	Value

State-Specific Municipal Debt Obligations – (continued)
California – (continued)
West Contra Costa Unified School District GO Bonds Capital Appreciation for Election of 2002 Series 2004 C (NATL-RE FGIC) (A+/WR)(e)
$1,175,000	0.000%	08/01/25	$657,295

			143,108,964

Colorado – 1.3%
Colorado Health Facilities Authority Hospital RB for Poudre Valley Health Care, Inc. Series 2005 F (A+/A1)
800,000	5.000	03/01/25	847,080
Colorado Health Facilities Authority RB for Covenant Retirement Communities, Inc. Series 2005 (BBB-/NR)
1,150,000	5.000	12/01/35	1,185,489
E-470 Public Highway Authority RB for Capital Appreciation Series 2004 B (NATL-RE) (BBB/Baa2)(e)
5,000,000	0.000	09/01/27	2,280,550
E-470 Public Highway Authority RB Series 2010 A (BBB-/Baa2)(e)
6,000,000	0.000	09/01/40	1,229,760
West Metro Fire Protection District GO Bonds Series 2006 A (NATL-RE) (NR/Aa2)
2,200,000	5.250	12/01/26	2,531,540

			8,074,419

District of Columbia – 1.2%
District of Columbia Tobacco Settlement Financing Corp. RB Asset-Backed Bonds Series 2001 (BBB/A1)
490,000	6.250	05/15/24	501,064
District of Columbia Tobacco Settlement Financing Corp. RB Asset-Backed Bonds Series 2001 (BBB/Baa1)
1,000,000	6.500	05/15/33	1,142,500
District of Columbia Water & Sewer Authority RB Public Utility Senior Lien Series 2009 A (AA+/Aa2)
5,000,000	6.000	10/01/35	6,115,050

			7,758,614

Florida – 9.5%
Arbor Greene Community Development District Special Assessment Refunding Series 2006 (A-/NR)
1,495,000	5.000	05/01/19	1,625,708
Bluewaters Community Development District Special Assessment Series 2004 (NR/NR)
2,325,000	6.000	05/01/35	2,436,507
Bridgewater Wesley Chapel Community Development District Special Assessment for Capital Improvement Series 2005 (NR/NR)
2,180,000	5.750	05/01/35	2,197,178
Citizens Property Insurance Corp. RB Senior Secured for High Risk Account Series 2009 A-1 (A+/A2)
3,650,000	5.500	06/01/17	4,265,354
Coconut Cay Community Development District Special Assessment Series 2006 (NR/NR)
905,000	5.375	05/01/36	911,770
Coral Gables Health Facilities Authority RB for Baptist Health South Florida Series 2004 (AGM) (AA-/Aaa)(d)
1,000,000	5.250	08/15/14	1,091,480

Principal Amount	Interest Rate	Maturity Date	Value

State-Specific Municipal Debt Obligations – (continued)
Florida – (continued)
Covington Park Florida Community Development District Special Assessment Refunding for Capital Improvement Series 2005 (A-/NR)
$490,000	5.000%	05/01/21	$499,344
Crossings At Fleming Island Community Development District RB Refunding Series 2007 (NATL-RE) (BBB/Baa2)
125,000	4.750	10/01/36	117,176
Crossings At Fleming Island Community Development District Special Assignment Refunding Series 2000 B (NATL-RE) (BBB/Baa2)
1,240,000	5.800	05/01/16	1,240,322
Diamond Hill Community Development District Tax Allocation for Capital Improvement Series 2004 (NR/NR)
1,505,000	6.000	05/01/34	1,521,886
Florida State Municipal Power Agency RB Series 2009 A (A+/A2)
1,000,000	6.250	10/01/31	1,201,590
Greater Orlando Aviation Authority RB Refunding Series 2012 A (AMT) (A+/Aa3)
2,000,000	5.000	10/01/21	2,365,160
Hamal Florida Community Development District Special Assessment for Refunding and Improvement Series 2006 A (NATL-RE) (BBB+/Baa2)
2,755,000	5.375	05/01/22	2,879,526
High Ridge Quantum Community Development District Special Assessment for Boyton Beach Series 2005 A (NR/NR)
1,750,000	5.750	05/01/35	1,764,665
Hollywood Community Redevelopment Agency RB for Beach CRA Series 2004 (A-/A3)
300,000	5.625	03/01/24	308,997
Keys Cove Community Development District Special Assessment Series 2004 (NR/NR)
2,270,000	5.875	05/01/35	2,378,869
Lee County IDA Health Care Facilities RB Refunding for Shell Point/Alliance Community Project Series 2007 (BB/NR)
2,500,000	5.000	11/15/13	2,577,575
Longleaf Community Development District Special Assessment Refunding Series 2006 (NR/NR)(i)
1,185,000	5.375	05/01/30	771,032
Meadow Pointe III Community Development District RB for Capital Improvement Series 2004 A (NR/NR)
895,000	6.000	05/01/35	905,570
Miami Special Obligation Non-Ad Valorem RB Refunding Series 2011 A (AGM) (AA-/Aa3)
1,200,000	6.000	02/01/30	1,418,832
1,500,000	6.000	02/01/31	1,767,600
Miami-Dade County Florida Aviation RB RMKT 03/17/08 Series 2003 E (AMT) (NATL-RE) (A-/NR)
500,000	5.250	10/01/13	521,740
425,000	5.250	10/01/14	460,313
575,000	5.250	10/01/16	656,374
Miami-Dade County Florida Expressway Authority RB Series 2004 B (NATL-RE FGIC) (A/A3)
1,000,000	5.250	07/01/26	1,052,060

The accompanying notes are an integral part of these financial statements.	43

GOLDMAN SACHS MUNICIPAL INCOME FUND

Schedule of Investments (continued)

September 30, 2012 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

State-Specific Municipal Debt Obligations – (continued)
Florida – (continued)
North Sumter County Utility Dependent District RB Series 2010 (AGM) (AA-/Aa3)
$1,250,000	5.375%	10/01/40	$1,379,200
Pentathlon Community Development District Special Assessment Revenue Refunding Series 2012 (A-/NR)
1,330,000	4.500	11/01/33	1,377,082
Port Everglades Authority RB for Port Facilities Series 1986 (ETM) (AA+/Aaa)(d)
1,620,000	7.125	11/01/16	1,838,992
Sail Harbour Community Development District Special Assessment Series 2005 A (NR/NR)
910,000	5.500	05/01/36	939,793
Sonoma Bay Community Development District Special Assessment Series 2005 A (NR/NR)
605,000	5.450	05/01/36	623,422
St. Petersburg Health Facilities Authority RB Refunding for All Children’s Hospital Series 2009 A (AA/A1)
2,000,000	6.500	11/15/39	2,421,240
Sumter Landing Florida Community Development District Recreational RB Series 2005 A (NATL-RE) (BBB/Baa2)
250,000	4.625	10/01/30	251,770
Tampa Palms Open Space & Transportation Community Development District Special Assessment Refunding for Capital Improvement Area 7 Project Series 2004 (NATL-RE) (A-/Baa2)
1,395,000	4.500	05/01/18	1,541,684
Thousand Oaks Community Development District Special Assessment Series 2005 A-1 (NR/NR)
890,000	5.350	05/01/35	904,623
Trails at Monterey Community Development District Special Assessment Refunding Bonds, Series 2012 (A-/NR)
1,210,000	4.500	05/01/33	1,235,471
Verona Walk Community Development District RB for Capital Improvement Series 2004 (NR/NR)
4,385,000	5.850	05/01/35	4,424,202
Village Community Development District No. 5 Special Assessment Series 2003 A (NR/NR)
2,240,000	6.100	05/01/34	2,311,680
Village Community Development District No. 6 Special Assessment Series 2007 (NR/NR)
1,775,000	5.250	05/01/37	1,850,331
Villagewalk of Bonita Springs Community Development District Special Assessment for Capital Improvement Series 2005 (NR/NR)
985,000	5.600	05/01/36	1,002,031

			59,038,149

Georgia – 1.0%
Atlanta Airport RB Refunding Series 2012 C (AMT) (A+/A1)
1,250,000	5.000	01/01/27	1,404,287
Chatham County Hospital Authority RB for Hospital Improvement Memorial Health University Series 2004 A (NR/WR)(d)
365,000	5.500	01/01/14	388,035

Principal Amount	Interest Rate	Maturity Date	Value

State-Specific Municipal Debt Obligations – (continued)
Georgia – (continued)
Metropolitan Atlanta Rapid Transit Authority Sales Tax RB Series 2009 A (AA+/A1)
$4,075,000	5.250%	07/01/36	$4,668,361

			6,460,683

Guam – 0.4%
Guam Government Limited Obligation GO Bonds Section 30 Series 2009 A (BBB+/NR)
600,000	5.375	12/01/24	664,278
850,000	5.625	12/01/29	950,368
750,000	5.750	12/01/34	844,403

			2,459,049

Idaho – 0.2%
Idaho Health Facilities Authority RB for St. Luke’s Health System Project Series 2008 (A/A2)
1,000,000	6.750	11/01/37	1,190,380

Illinois – 4.1%
Chicago Illinois O’Hare International Airport RB Refunding Third Lien Series 2003 A-1 (XLCA) (A-/A2)
490,000	5.250	01/01/34	502,015
Chicago Illinois Sales Tax RB Series 2011 A (AAA/Aa3)
2,000,000	5.000	01/01/41	2,246,860
Chicago Illinois Tax Allocation Junior Lien for Near South Redevelopment Project Series 2001 A (ACA) (NR/NR)
705,000	6.250	11/15/13	707,051
Illinois Finance Authority RB for Edward Hospital RMKT 04/09/08 Series 2008 A (AMBAC) (A+/A2)
350,000	6.250	02/01/33	401,520
Illinois Finance Authority RB Refunding for Proctor Hospital Series 2006 A (BB+/Ba2)
400,000	5.125	01/01/25	400,264
Illinois Finance Authority Solid Waste Disposal RB for Waste Management, Inc. Project Series 2005 A (AMT) (BBB/NR)
400,000	5.050	08/01/29	418,396
Illinois Municipal Electric Agency RB Power Supply System Series 2007 A (NATL-RE FGIC) (A+/A1)
4,020,000	5.250	02/01/22	4,548,228
Illinois State GO Bonds Prerefunded (NATL-RE) (BBB/A2)(d)
1,525,000	5.000	06/01/13	1,572,504
Illinois State GO Bonds Series 2012 A (A/A2)
2,500,000	4.000	01/01/26	2,579,925
Illinois State GO Bonds Unrefunded (NATL-RE) (A/A2)
975,000	5.000	06/01/19	1,001,998
Lake County Illinois Community Consolidated School District No. 41 GO Bonds Series 1999 A (AGM) (AA-/Aa2)
2,725,000	9.000	11/01/16	3,449,959
Railsplitter Tobacco Settlement Authority Tobacco Settlement RB Series 2010 (A-/NR)
1,125,000	6.000	06/01/28	1,317,004
Round Lake Illinois Lakewood Grove Special Service Area No. 1 Special Tax Refunding Series 2007 (ASSURED GTY) (AA-/NR)
2,320,000	5.500	03/01/32	2,561,976

44	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MUNICIPAL INCOME FUND

Principal Amount	Interest Rate	Maturity Date	Value

State-Specific Municipal Debt Obligations – (continued)
Illinois – (continued)
Southwestern Illinois Development Authority RB Capital Appreciation for Local Government Program Series 2007 (AGM) (GO OF DIST) (AA-/NR)(e)
$6,500,000	0.000%	12/01/25	$3,970,720

			25,678,420

Indiana – 1.6%
Delaware County Hospital Authority RB for Cardinal Health System Obligated Group Series 2006 (NR/Baa2)
2,000,000	5.250	08/01/36	2,097,940
Indiana Health Facility Financing Authority RB for Ascension Health Subordinate Credit Group Residual I Series 2010-3224 (AA/NR)(a)(c)
205,000	29.010	10/11/12	408,227
Indiana State Educational Facilities Authority RB for Earlham College Project Series 1998 (NR/A1)
325,000	4.950	10/15/12	325,491
Indianapolis Indiana Airport Authority RB Refunding Special Facilities for Federal Express Corp. Project Series 2004 (AMT) (BBB/Baa1)
640,000	5.100	01/15/17	730,931
Indianapolis Indiana Gas Utility RB Second Lien Series 2008 A (ASSURED GTY) (AA-/Aa3)(b)
3,500,000	5.000	08/15/13	3,636,325
Jasper County PCRB Refunding for Northern RMKT 08/25/08 Series 1994 C (NATL-RE) (BBB/Baa2)
650,000	5.850	04/01/19	756,496
Mitchell Multi School Building Corp. RB Refunding for First Mortgage Series 2002 (ST AID WITHHLDG) (AA+/NR)
275,000	4.650	07/05/13	283,827
Princeton Indiana Sewer Works RB Refunding Series 2003 (NR/NR)
275,000	4.500	05/01/13	275,792
Vanderburgh County Indiana Redevelopment Commission Tax Increment Tax Allocation Series 2006 (A/NR)
1,400,000	5.250	02/01/31	1,472,114

			9,987,143

Iowa – 0.5%
Coralville Iowa COPS Series 2006 D (NR/Baa2)
1,325,000	5.250	06/01/22	1,364,432
Tobacco Settlement Authority of Iowa RB Asset-Backed Bonds Series 2005 C (B+/B2)
1,875,000	5.375	06/01/38	1,681,819

			3,046,251

Kentucky – 1.9%
Kentucky Economic Development Finance Authority RB for Ashland Hospital Corp. King’s Daughters Medical Center Series 2010 (A+/A1)
3,000,000	5.000	02/01/40	3,214,350
Kentucky Economic Development Finance Authority RB Residuals Series 2009-3125 (AA/NR)(a)(c)
470,000	17.740	10/11/12	621,852

Principal Amount	Interest Rate	Maturity Date	Value

State-Specific Municipal Debt Obligations – (continued)
Kentucky – (continued)
Kentucky Economic Development Finance Authority System RB for Norton Healthcare, Inc. Series 2000 C (NATL-RE) (BBB/WR)
$1,085,000	6.000%	10/01/13	$1,156,274
Kentucky Economic Development Finance Authority System RB Unrefunded Balance for Norton Healthcare, Inc. Series 2000 C (NATL-RE) (BBB/Baa2)(d)
2,165,000	6.000	10/01/18	2,270,414
Louisville & Jefferson County Metropolitan Government RB for Jewish Hospital St. Mary’s Healthcare Series 2008 (NR/Aaa)(d)
3,750,000	6.125	02/01/18	4,812,037

			12,074,927

Louisiana – 1.4%
De Soto Parish Louisiana Environmental Improvement RB Refunding for International Paper Co. Project Series 2004 A (AMT) (BBB/Baa3)
675,000	5.000	11/01/18	719,273
De Soto Parish Louisiana Environmental Improvement RB Refunding for International Paper Co. Project Series 2005 A (AMT) (BBB/Baa3)
2,560,000	4.750	03/01/19	2,674,330
East Baton Rouge Parish Louisiana Sales Tax RB for Road and Street Improvement Series 2009 A (ASSURED GTY) (AA-/Aa3)
1,230,000	5.250	08/01/28	1,476,086
Louisiana State Offshore Terminal Authority Deepwater Port RB Refunding for Loop LLC Project Series 2003 C (A-/A3)
1,000,000	5.250	09/01/15	1,035,090
New Orleans Louisiana Aviation Board RB Refunding for Restructuring GARBs Series 2009 A-1 (ASSURED GTY) (AA-/Aa3)
1,350,000	6.000	01/01/23	1,600,101
Tobacco Settlement Financing Corp. RB for Asset-Backed Bonds Series 2001 B (A-/A3)
1,220,000	5.875	05/15/39	1,247,670

			8,752,550

Maryland – 1.4%
Baltimore Maryland Special Obligation Tax Allocation for Harborview Lot No. 2 Series 2003 (NR/NR)
1,088,000	6.500	07/01/31	1,122,631
Frederick County Maryland Special Tax Unrefunded Balance for Lake Linganore Village Community Development Series 2001 A (Radian) (NR/NR)
255,000	5.600	07/01/20	255,171
555,000	5.700	07/01/29	555,194
Maryland State Health & Higher Educational Facilities Authority RB Refunding for Medstar Health Series 2004 (A-/A2)
500,000	5.375	08/15/24	535,045
750,000	5.500	08/15/33	789,217

The accompanying notes are an integral part of these financial statements.	45

GOLDMAN SACHS MUNICIPAL INCOME FUND

Schedule of Investments (continued)

September 30, 2012 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

State-Specific Municipal Debt Obligations – (continued)
Maryland – (continued)
Maryland State Industrial Development Financing Authority RB Refunding for Synagro-Baltimore Series 2008 A (AMT) (BBB+/NR)
$2,000,000	5.250%	12/01/12	$2,010,260
1,025,000	5.375	12/01/14	1,075,092
500,000	5.625	12/01/16	542,600
Maryland State Transportation Authority RB Refunding Series 2007 (AAA/Aa1)
1,500,000	5.000	03/01/19	1,756,140

			8,641,350

Massachusetts – 2.0%
Massachusetts Bay Transportation Authority Assessment RB Series 2004 A (AA+/Aa1)(d)
1,000,000	5.000	07/01/14	1,081,160
Massachusetts Development Finance Agency RB for Harvard University Series 2010 B-2 (AAA/Aaa)
5,000,000	5.250	02/01/34	6,095,000
Massachusetts Educational Financing Authority RB Series 2008 H (AMT) (ASSURED GTY) (AA/Aa3)
1,850,000	6.350	01/01/30	2,055,554
Massachusetts State Health & Educational Facilities Authority RB for Boston Medical Center Project Series 2008 (BBB+/Baa1)
3,000,000	5.750	07/01/31	3,252,450

			12,484,164

Michigan – 0.8%
Michigan Finance Authority Revenue for Rol Railroad II R- 14017 (AAA/NR)(a)(c)
2,780,000	13.881	01/01/18	4,827,220

Minnesota – 0.8%
Minneapolis Minnesota Health Care System RB for Fairview Health Services Series 2008 A (A/A3)
1,500,000	6.750	11/15/32	1,829,010
St. Paul Minnesota Housing & Redevelopment Authority RB for Healthpartners Obligated Group Project Series 2006 (BBB+/A3)
2,900,000	5.250	05/15/36	3,045,203

			4,874,213

Mississippi – 0.2%
Mississippi Development Bank Special Obligation RB for Hinds Community College District Capital Improvement Project Series 2009 (ASSURED GTY) (NR/Aa2)
1,095,000	5.375	10/01/33	1,269,959

Missouri – 0.9%
Missouri State Development Finance Board Infrastructure Facilities RB for Branson Landing Project Series 2005 A (A/A2)
270,000	4.750	06/01/25	285,968
4,125,000	5.000	06/01/35	4,324,609
Missouri State Health & Educational Facilities Authority RB for St. Louis University Series 1998 (AA-/A1)
1,000,000	5.500	10/01/15	1,117,320

			5,727,897

Principal Amount	Interest Rate	Maturity Date	Value

State-Specific Municipal Debt Obligations – (continued)
Nevada – 0.6%
Clark County Nevada Industrial Development RB for Southwest Gas Corp. Project Series 2003 C (BBB+/Baa1)(b)
$765,000	5.450%	03/01/13	$780,017
Clark County Nevada School District GO Bonds Refunding Series 1998 (AGM) (AA-/Aa3)
800,000	5.500	06/15/13	828,600
North Las Vegas Local Improvement District No. 60 Special Assessment Refunding for Special Improvement Subseries 2006 B (NR/NR)
620,000	4.850	12/01/15	639,003
1,375,000	5.100	12/01/22	1,388,612

			3,636,232

New Hampshire – 0.4%
New Hampshire Municipal Bond Bank RB Series 2003 (NATL-RE) (AA/WR)(d)
1,000,000	5.250	08/15/13	1,043,440
New Hampshire State Business Finance Authority RB for Waste Management, Inc. Project Series 2002 (AMT) (BBB/NR)
1,250,000	5.200	05/01/27	1,441,413

			2,484,853

New Jersey – 4.8%
New Jersey Economic Development Authority RB for School Facilities Construction Series 2009 BB (A+/A1)
360,000	5.000	09/01/34	402,487
New Jersey Economic Development Authority RB for School Facilities Construction Series 2009 Z (ASSURED GTY) (AA-/Aa3)
1,000,000	6.000	12/15/34	1,174,710
New Jersey Economic Development Authority RB Refunding for School Facilities Construction Series 2009 AA (A+/A1)
4,000,000	5.500	12/15/29	4,690,080
New Jersey Economic Development Authority Water Facilities RB Refunding for American Water Co., Inc. Project Series 2010 B (AMT) (A/A2)
2,000,000	5.600	11/01/34	2,212,860
New Jersey Health Care Facilities Financing Authority RB for Children’s Specialized Hospital Series 2005 A (BBB/Baa3)
600,000	5.000	07/01/24	620,460
175,000	5.500	07/01/30	181,379
New Jersey Health Care Facilities Financing Authority RB for St. Joseph’s Healthcare System Series 2008 (BBB-/Ba1)
2,500,000	6.625	07/01/38	2,898,950
New Jersey State Higher Education Assistance Authority RB for Student Loan Series 2008 A (AMT) (ASSURED GTY) (AA-/Aa3)
3,000,000	6.125	06/01/30	3,289,680
New Jersey State Housing and Mortgage Finance Agency RB for Single Family Housing Series 2008 AA (AMT) (AA/Aa2)
575,000	6.150	10/01/23	652,366
New Jersey State Turnpike Authority RB Refunding Series 2012 B (A+/A3)
1,810,000	5.000	01/01/28	2,162,443
New Jersey State Turnpike Authority RB Series 2009 G (A+/A3)
1,650,000	5.000	01/01/18	1,957,577

46	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MUNICIPAL INCOME FUND

Principal Amount	Interest Rate	Maturity Date	Value

State-Specific Municipal Debt Obligations – (continued)
New Jersey – (continued)
New Jersey Transportation Trust Fund Authority RB for Transportation System Series 2011 A (ST APPROP) (A+/A1)
$4,810,000	5.500%	06/15/41	$5,636,117
Tobacco Settlement Financing Corp. RB for Capital Appreciation Series 2007 1-C (CCC/NR)(e)
11,250,000	0.000	06/01/41	545,963
Tobacco Settlement Financing Corp. RB Series 2003 (AA+/Aaa)(d)
300,000	6.750	06/01/13	313,017
Tobacco Settlement Financing Corp. RB Series 2007 1-A (B-/B1)
3,015,000	4.625	06/01/26	2,799,307

			29,537,396

New Mexico – 0.6%
Farmington New Mexico PCRB Refunding for Public Service Co. of New Mexico San Juan Project Series 2010 D (BBB-/Baa3)
2,500,000	5.900	06/01/40	2,782,725
Santa Fe County New Mexico RB for Gross Receipts Series 2008 (AGM) (AA+/Aa3)
1,000,000	5.250	06/01/31	1,138,060

			3,920,785

New York – 4.0%
Erie County New York Industrial Development Agency RB for the City of Buffalo School District Series 2008 A (AGM) (AA-/Aa3)
6,500,000	5.750	05/01/26	7,686,185
4,500,000	5.750	05/01/29	5,300,505
New York City GO Bonds Series 2006 A (AA/Aa2)
400,000	5.000	08/01/18	463,860
New York City Industrial Development Agency RB for Polytechnic University Project Series 2007 (ACA) (BBB-/NR)
2,045,000	5.000	11/01/12	2,052,260
New York Mortgage Agency RB for Homeowner Mortgage Series 2003-109 (AMT) (NR/Aa1)
900,000	4.800	10/01/23	909,315
New York State Dormitory Authority RB for North Shore University Hospital Series 1998 (NATL-RE) (BBB/A3)
1,500,000	5.500	11/01/14	1,638,120
New York State Dormitory Authority RB for Personal Income Tax Series 2012 B (AAA/NR)
3,500,000	5.000	03/15/42	4,016,355
New York State Environmental Facilities Corp. State Clean Water & Drinking RB Refunding for Revolving Funds Pooled Financing Program Series 2002 F (AAA/Aaa)
175,000	5.250	11/15/20	176,011
Tobacco Settlement Financing Corp. RB Asset-Backed Bonds Series 2003 A-1 (AA-/Aa3)
2,600,000	5.500	06/01/19	2,692,040

			24,934,651

North Carolina – 0.8%
Charlotte North Carolina Water and Sewer System RB Series 2009 B (AAA/Aaa)
2,000,000	5.000	07/01/38	2,373,200

Principal Amount	Interest Rate	Maturity Date	Value

State-Specific Municipal Debt Obligations – (continued)
North Carolina – (continued)
North Carolina Eastern Municipal Power Agency Power System RB Refunding Series 2003 C (A-/Baa1)(d)
$1,350,000	5.375%	01/01/13	$1,367,023
North Carolina Eastern Municipal Power Agency Power System RB Series 2008 C (ASSURED GTY) (AA-/Aa3)
500,000	6.000	01/01/19	585,150
North Carolina Municipal Power Agency No. 1 Catawba Electric RB Series 2003 A (ETM) (NR/NR)
145,000	5.500	01/01/13	146,855
North Carolina Municipal Power Agency No. 1 Catawba Electric RB Unrefunded Series 2003 A (A/A2)(d)
305,000	5.500	01/01/13	308,840

			4,781,068

Ohio – 0.3%
Buckeye Ohio Tobacco Settlement Financing Authority RB Senior Turbo Asset-Backed Bonds Series 2007 A-2 (B-/B3)
440,000	5.125	06/01/24	370,269
2,000,000	5.875	06/01/30	1,648,880

			2,019,149

Oklahoma – 0.1%
Oklahoma Development Finance Authority RB for Great Plains Regional Medical Center Project Series 2007 (BBB-/NR)
240,000	5.000	12/01/27	242,702
140,000	5.125	12/01/36	140,651

			383,353

Oregon – 0.9%
Deschutes County Oregon Hospital Facilities Authority RB Refunding for Cascade Healthcare Series 2008 (NR/A3)
1,500,000	8.250	01/01/38	1,925,565
Klamath Falls Oregon Intercommunity Hospital Authority RB Unrefunded Balance for Merle West Medical Center Series 2002 (BBB/NR)
745,000	6.125	09/01/22	753,866
Oregon State GO Bonds Refunding for Oregon University System Series 2012 A (AA+/Aa1)
2,100,000	5.000	08/01/27	2,612,862

			5,292,293

Pennsylvania – 0.9%
Mifflin County Pennsylvania School District GO Bonds Series 2007 (NATL-RE-IBC) (XLCA) (ST AID WITHHLDG) (A/Baa2)
2,000,000	7.500	09/01/26	2,499,300
Montgomery County Pennsylvania Higher Education & Health Authority RB for Catholic Health System East Series 2004 C (A+/A2)(d)
150,000	5.375	11/15/14	165,612
Pennsylvania Economic Development Financing Authority PCRB Refunding for PPL Electric Utilities Corp. Project Series 2008 (A-/A3)
2,500,000	4.000	10/01/23	2,625,675

The accompanying notes are an integral part of these financial statements.	47

GOLDMAN SACHS MUNICIPAL INCOME FUND

Schedule of Investments (continued)

September 30, 2012 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

State-Specific Municipal Debt Obligations – (continued)
Pennsylvania – (continued)
St. Mary Hospital Authority RB Refunding for Catholic Health East Series 2004 B (A+/A2)(d)
$225,000	5.375%	11/15/14	$247,412

			5,537,999

Puerto Rico – 5.1%
Puerto Rico Commonwealth Aqueduct & Sewer Authority RB Senior Lien Series 2008 A (BBB-/Baa2)
3,635,000	6.125	07/01/24	4,165,419
2,000,000	6.000	07/01/38	2,112,920
2,500,000	6.000	07/01/44	2,633,475
Puerto Rico Commonwealth GO Bonds Refunding for Public Improvement Series 2009 B (BBB/Baa1)
3,000,000	6.500	07/01/37	3,328,860
Puerto Rico Commonwealth GO Bonds Refunding Subseries 2003 C-7 (NATL-RE) (BBB/Baa1)
2,000,000	6.000	07/01/27	2,179,780
Puerto Rico Commonwealth Highway & Transportation Authority RB Subseries 2003 (FGIC) (BBB-/Baa2)
900,000	5.250	07/01/18	921,411
Puerto Rico Sales Tax Financing Corp. RB First Subseries 2010 C (A+/A3)
2,500,000	6.000	08/01/39	2,818,725
Puerto Rico Sales Tax Financing Corp. RB for Capital Appreciation First Subseries 2009 A (A+/A3)(f)
13,000,000	0.000	08/01/32	13,257,140

			31,417,730

South Carolina – 0.9%
City of Columbia Waterworks and Sewer System RB Series 2011 A (AA/Aa1)
2,500,000	5.000	02/01/41	2,887,850
Georgetown County South Carolina Environmental RB for International Paper Co. Project Series 2006 A (AMT) (BBB/Baa3)
2,500,000	5.000	08/01/30	2,501,600

			5,389,450

South Dakota – 0.1%
South Dakota Health & Educational Facilities Authority RB for Avera Health Series 2008 B (A+/A1)
500,000	5.500	07/01/35	551,055
300,000	5.250	07/01/38	323,526

			874,581

Tennessee – 1.3%
Johnson City Tennessee Health & Educational Facilities Board Hospital RB for First Mortgage Mountain States Health Series 2006 A (BBB+/Baa1)
1,775,000	5.500	07/01/36	1,882,459
Knox County Tennessee Health, Educational & Housing Facilities Board RB for University Health System, Inc. Series 2007 (BBB+/NR)
2,700,000	5.250	04/01/36	2,848,932

Principal Amount	Interest Rate	Maturity Date	Value

State-Specific Municipal Debt Obligations – (continued)
Tennessee – (continued)
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board RB for Charter Village Apartments Series 2007 (AMT) (FNMA) (NR/NR)(b)
$1,000,000	4.850%	06/01/25	$1,024,220
Sullivan County Tennessee Health, Educational & Housing Facilities Board Hospital RB for Wellmont Health System Project Series 2006 C (BBB+/NR)
2,100,000	5.250	09/01/36	2,194,101

			7,949,712

Texas – 11.7%
Arlington Permanent Improvement GO Bonds Refunding Series 2012 B (AA+/Aa1)
1,185,000	3.000	08/15/19	1,307,067
Dallas County Utility & Reclamation District GO Bonds Refunding RMKT 06/25/08 Series 2005 B (AMBAC) (BBB+/A3)
2,675,000	5.375	02/15/29	2,875,224
Dallas-Fort Worth International Airport Joint RB Refunding Series 2012 B (A+/A1)
2,500,000	5.000	11/01/27	2,889,225
Grand Prairie Texas Independent School District GO Bonds Series 2003 (AGM) (AA+/Aa3)(d)
1,000,000	5.375	02/15/13	1,018,920
Hidalgo County Health Services RB for Mission Hospital, Inc. Project Series 2005 (BBB/Baa2)
700,000	5.000	08/15/19	715,652
Houston Airport System RB Refunding Senior Lien Series 2009 A (AA-/Aa3)
10,000,000	5.500	07/01/34	11,434,500
Houston Utilities System RB Refunding First Lien Series 2004 A (NATL-RE) (AA/Aa2)
1,000,000	5.250	05/15/25	1,063,810
Lower Colorado River Authority RB Prerefunded Series 2008 (NR/A1)(d)
100,000	5.750	05/15/15	113,968
Lower Colorado River Authority RB Unrefunded Balance Series 2008 (A/A1)
4,900,000	5.750	05/15/37	5,331,984
Matagorda County Texas Navigation District No. 1 PCRB Refunding for Central Power & Light Co. Project RMKT 07/01/09 Series 2001 A (BBB/Baa2)
1,300,000	6.300	11/01/29	1,513,538
Matagorda County Texas Navigation District No. 1 PCRB Refunding for Central Power & Light Co. Project Series 1996 (AMT) (NATL-RE) (BBB/Baa2)(b)
2,500,000	5.200	05/01/30	2,671,825
Mesquite Texas Health Facilities Development Corp. RB for Christian Care Retirement Facilities Series 2005 (BBB-/NR)
150,000	5.500	02/15/25	156,580
235,000	5.625	02/15/35	241,094
Mission Economic Development Corp. RB for Waste Management, Inc. Project Series 2008 (AMT) (BBB/NR)(b)
1,000,000	6.000	08/01/13	1,043,400

48	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MUNICIPAL INCOME FUND

Principal Amount	Interest Rate	Maturity Date	Value

State-Specific Municipal Debt Obligations – (continued)
Texas – (continued)
North Texas Tollway Authority RB Convertible Capital Appreciation Special Project System Series 2011 (AA/NR)(f)
$1,000,000	0.000%	09/01/43	$732,500
North Texas Tollway Authority RB First Tier Series 2009 A (A-/A2)
2,500,000	6.250	01/01/24	3,013,100
1,100,000	6.250	01/01/39	1,260,325
North Texas Tollway Authority RB Special Project System Series 2011 A (AA/NR)
1,000,000	5.500	09/01/41	1,194,190
1,000,000	6.000	09/01/41	1,250,790
North Texas Tollway Authority System RB Refunding for Capital Appreciation First Tier Series 2008 I (A-/A2)(f)
6,000,000	0.000	01/01/43	6,579,360
North Texas Tollway Authority System RB Refunding for First Tier Series 2008 A (A-/A2)
5,000,000	5.750	01/01/40	5,657,200
Pharr-San Juan-Alamo Independent School District Unlimited Tax GO Bonds for Hidalgo School Building Series 2007 (PSF-GTD) (AAA/Aaa)
1,420,000	5.500	02/01/27	1,643,551
1,000,000	5.500	02/01/29	1,154,260
1,670,000	5.500	02/01/31	1,920,099
Port of Houston Authority Harris County Unlimited Tax GO Bonds Refunding Series 2008 A (AMT) (AAA/Aaa)
3,000,000	6.125	10/01/33	3,501,900
Round Rock Texas Independent School District Unlimited Tax GO Bonds for School Building Series 2009 (AA/Aaa)
2,730,000	5.250	08/01/34	3,243,813
Schertz Texas GO Bonds Series 2006 (NATL-RE) (AA/Baa2)
1,715,000	5.250	02/01/25	1,898,796
1,900,000	5.250	02/01/27	2,090,703
Tarrant County Cultural Education Facilities Finance Corp. RB for Air Force Village Obligated Group Series 2007 (BBB/NR)
425,000	5.125	05/15/37	427,839
Texas Municipal Gas Acquisition & Supply Corp. I RB Senior Lien Series 2008 D (A-/Baa2)
3,000,000	6.250	12/15/26	3,674,280
Tomball Hospital Authority RB Refunding Series 2005 (NR/Aaa)(d)
900,000	5.000	07/01/15	1,012,878

			72,632,371

U.S. Virgin Islands – 0.3%
Virgin Islands Public Finance Authority RB Senior Lien Matching Fund Loan Note Series 2004 A (BBB/Baa2)
1,750,000	5.250	10/01/16	1,882,055

Utah – 0.6%
Utah Housing Corp. Single Family Mortgage RB Series 2008 B-1 Class I (AMT) (AAA/Aaa)
2,005,000	5.875	07/01/39	2,112,648
Utah Housing Corp. Single Family Mortgage RB Series 2008 B-1 Class II (AMT) (AA/Aa2)
1,570,000	5.900	07/01/36	1,637,149

			3,749,797

Principal Amount	Interest Rate	Maturity Date	Value

State-Specific Municipal Debt Obligations – (continued)
Virginia – 1.1%
Bristol Virginia Utilities System RB Refunding Series 2003 (NATL-RE) (BBB/Baa2)(d)
$1,850,000	5.250%	07/15/13	$1,922,631
Virginia Small Business Financing Authority Senior Lien RB for Elizabeth River Crossings Opco, LLC Project Series 2012 (AMT) (BBB-/NR)
750,000	5.500	01/01/42	825,367
Virginia State Housing Development Authority RB Series 2008 E (GO OF AUTH) (AAA/Aaa)
2,770,000	6.250	07/01/31	3,071,847
Washington County Virginia IDA RB for Mountain States Health Alliance Series 2009 C (BBB+/Baa1)
1,000,000	7.750	07/01/38	1,241,530

			7,061,375

Washington – 3.6%
Energy Northwest Columbia Generating Station Electric RB Series 2012 D (AA-/Aa1)
1,460,000	5.000	07/01/32	1,741,824
Puttable Floating Option Tax-Exempt Receipts (RITES) GO Bonds Series 2009 A (NR/NR)(a)(c)
700,000	16.108	12/14/17	1,238,867
Puttable Floating Option Tax-Exempt Receipts (RITES) GO Bonds Series 2009 B (NR/NR)(a)(c)
730,000	16.115	12/14/17	1,272,550
Skagit County Washington Public Hospital District No. 2 GO Bonds Refunding and Improvement Series 2005 (NATL-RE) (A-/Baa2)
2,000,000	5.000	12/01/30	2,074,980
Tacoma Washington GO Bonds Series 2004 (NATL-RE) (AA/Aa3)
2,000,000	5.000	12/01/30	2,126,680
Tobacco Settlement Authority of Washington RB Asset-Backed Bonds Series 2002 (BBB/Baa1)
3,165,000	6.625	06/01/32	3,288,435
University of Washington RB Refunding Series 2012 A (AA+/Aaa)
2,500,000	5.000	07/01/29	3,042,300
Washington State GO Bonds Series 1992 B & AT-7 (AA+/Aa1)
500,000	6.400	06/01/17	585,655
Washington State Health Care Facilities Authority RB for MultiCare Health System Series 2008 A (ASSURED GTY) (AA-/Aa3)
250,000	6.000	08/15/39	291,495
Washington State Health Care Facilities Authority RB for MultiCare Health System Series 2008 B (ASSURED GTY) (AA-/Aa3)
250,000	6.000	08/15/39	291,495
Washington State Health Care Facilities Authority RB for Swedish Health Services Series 2009 A (AAA/A2)(d)
3,000,000	6.500	11/15/14	3,390,090
Washington State Health Care Facilities Authority RB for Virginia Mason Medical Center Series 2007 B (ACA) (BBB/Baa2)
3,000,000	6.000	08/15/37	3,289,170

			22,633,541

The accompanying notes are an integral part of these financial statements.	49

GOLDMAN SACHS MUNICIPAL INCOME FUND

Schedule of Investments (continued)

September 30, 2012 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

State-Specific Municipal Debt Obligations – (continued)
West Virginia – 0.5%
Monongalia County Building Commission RB for Monongalia General Hospital Series 2005 A (A-/NR)
$2,000,000	5.250%	07/01/25	$2,149,900
West Virginia Hospital Finance Authority Hospital RB Refunding and Improvement for West Virginia United Health System Obligated Group Series 2009 C (A+/A2)
1,000,000	5.500	06/01/39	1,094,240

			3,244,140

Wisconsin – 0.4%
Wisconsin State Health & Educational Facilities Authority RB for Upland Hills Health, Inc. Series 2006 A (BBB/NR)
375,000	5.125	05/15/29	388,163
Wisconsin State Health & Educational Facilities Authority RB for Upland Hills Health, Inc. Series 2006 B (BBB/NR)
100,000	5.000	05/15/36	101,981
Wisconsin State Health & Educational Facilities Authority RB for Wheaton Franciscan Healthcare Series 2006 (A-/Baa1)
1,750,000	5.250	08/15/31	1,830,115

			2,320,259

TOTAL STATE-SPECIFIC MUNICIPAL DEBT OBLIGATIONS
(Cost $524,718,756)			$583,892,191

Other Municipal Debt Obligation – 0.2%
Municipal Mortgage & Equity LLC Tax-Exempt Special Purpose Entity Series 2005 C-3 (AMT) (NR/Ba3)(b)(c)
$2,000,000	5.500%	09/30/15	$1,350,480
(Cost $2,000,000 )

Short-Term Investments – 3.6%
Illinois – 0.8%
Chicago Illinois GO VRDN Project Series 2003 B-1 RMKT 03/18/09 (A-1/VMIG1)(b)
$1,500,000	0.210%	10/01/12	$1,500,000
Chicago Illinois GO VRDN Project Series 2003 B-2 RMKT 03/18/09 (A-1/Aa3)(b)
1,000,000	0.200	10/01/12	1,000,000
Chicago Illinois GO VRDN Project Series 2003 B-3 RMKT 03/18/09 (A-1/VMIG1)(b)
1,000,000	0.200	10/01/12	1,000,000
Chicago Illinois GO VRDN Refunding RMKT 04/18/12 Series 2007 F (NR/VMIG1)(b)
1,500,000	0.200	10/01/12	1,500,000

			5,000,000

Mississippi – 1.5%
Jackson County Port Facility VRDN RB Refunding for Chevron U.S.A., Inc. Project Series 1993 (A-1+/P-1)(b)
5,000,000	0.180	10/01/12	5,000,000

Principal Amount	Interest Rate	Maturity Date	Value

Short-Term Investments –(continued)
Mississippi – (continued)
Mississippi Business Finance Corp. Gulf Opportunity Zone Industrial Development VRDN RB for Chevron U.S.A., Inc. Project Series 2007 C (A-1+/VMIG1)(b)
$4,500,000	0.190%	10/01/12	$4,500,000

			9,500,000

Missouri – 0.2%
Missouri State Health & Educational Facilities Authority VRDN RB for Washington University Series 2000 B (A-1/VMIG1)(b)
1,000,000	0.200	10/01/12	1,000,000
Missouri State Health & Educational Facilities Authority VRDN RB for Washington University Series 2004 A (A-1+/VMIG1)(b)
200,000	0.200	10/01/12	200,000

			1,200,000

New York – 0.5%
New York City Municipal Water Finance Authority Water & Sewer Systems VRDN RB Fiscal Subseries 2012 B-1 (A-1+/VMIG1)(b)
2,600,000	0.200	10/01/12	2,600,000
New York City VRDN GO Bonds Fiscal Subseries 2012 G-5 (A-1+/VMIG1)(b)
290,000	0.180	10/01/12	290,000

			2,890,000

Texas – 0.4%
Lower Neches Valley Authority Industrial Development Corp. Exempt Facilities VRDN RB Refunding for ExxonMobil Project Series 2001 A (A-1+/VMIG1)(b)
1,000,000	0.200	10/01/12	1,000,000
Lower Neches Valley Authority Industrial Development Corp. VRDN RB Refunding for ExxonMobil Project Series 2010 (A-1+/VMIG1)(b)
300,000	0.180	10/01/12	300,000
Lower Neches Valley Authority Industrial Development Corp. VRDN RB Refunding for ExxonMobil Project Series 2012 (A-1+/VMIG1)(b)
1,000,000	0.180	10/01/12	1,000,000
Texas Water Development Board VRDN RB Refunding State Revolving Sub Lien Series 2007 A (A-1/VMIG1)(b)
415,000	0.220	10/01/12	415,000

			2,715,000

Virginia – 0.2%
Virginia College Building Authority Educational Facilities VRDN RB for 21st Century College and Equipment Programs Series 2006 B (ST APPROP) (A-1+/VMIG1)(b)
1,000,000	0.210	10/01/12	1,000,000

TOTAL SHORT-TERM INVESTMENTS
(Cost $22,305,000)			$22,305,000

TOTAL INVESTMENTS – 97.7%
(Cost $549,023,756)			$607,547,671

OTHER ASSETS IN EXCESS OF LIABILITIES – 2.3%			14,606,879

NET ASSETS – 100.0%			$622,154,550

50	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MUNICIPAL INCOME FUND

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
(a)	Inverse floating rate security. Interest rate disclosed is that which is in effect at September 30, 2012.
(b)	Security with “Put” features and resetting interest rates. Maturity dates disclosed are the puttable dates. Interest rate disclosed is that which is in effect at September 30, 2012.
(c)	Exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $11,188,956, which represents approximately 1.8% of net assets as of September 30, 2012.
(d)	Pre-refunded security. Maturity date disclosed is pre-refunding date.
(e)	Issued with a zero coupon. Income is recognized through the accretion of discount.
(f)	Zero coupon bond until next reset date.
(g)	When-issued security.
(h)	Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect at September 30, 2012.
(i)	Security is currently in default.

Security ratings disclosed, if any, are issued by either Standard & Poor’s, Moody’s Investor Service or Fitch and are unaudited. A brief description of the ratings is available in the Fund’s Statement of Additional Information.

Investment Abbreviations:
ACA	—Insured by American Capital Access
AGM	—Insured by Assured Guaranty Municipal Corp.
AGM-CR	—Insured by Assured Guaranty Municipal Corp. Insured Custodial Receipts
AMBAC	—Insured by American Municipal Bond Assurance Corp.
AMT	—Alternative Minimum Tax
ASSURED GTY	—Insured by Assured Guaranty
BNY	—Insured by the Bank of New York Mellon Corp.
CAL MTG INS	—Insured by California Mortgage Insurance
COPS	—Certificates of Participation
CRA	—Community Reinvestment Act
ETM	—Escrowed to Maturity
FGIC	—Insured by Financial Guaranty Insurance Co.
FNMA	—Federal National Mortgage Association
GARB	—General Airport Revenue Bond
GNMA	—Government National Mortgage Association
GO	—General Obligation
GO OF AUTH	—General Obligation of Authority
GO OF DIST	—General Obligation of District
GO OF INSTN	—General Obligation of Institution
IDA	—Industrial Development Authority
NATL-RE	—Insured by National Public Finance Guarantee Corp.
NATL-RE FGIC	—Insured by National Public Finance Guarantee Corp., which re-insures Financial Guaranty Insurance Co.
NATL-RE-IBC	—Insured by National Public Finance Guarantee Corp. - Insured Bond Certificates
NR	—Not Rated
PCRB	—Pollution Control Revenue Bond
PSF-GTD	—Guaranteed by Permanent School Fund
Radian	—Insured by Radian Asset Assurance
RB	—Revenue Bond
RITES	—Residual Interest Tax Exempt Securities
RMKT	—Remarketed
ST AID WITHHLDG	—State Aid Withholding
ST APPROP	—State Appropriation
TCRS	—Transferable Custodial Receipts
VRDN	—Variable Rate Demand Notes
WR	—Withdrawn Rating
XLCA	—Insured by XL Capital Assurance, Inc.

The accompanying notes are an integral part of these financial statements.	51

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments

September 30, 2012 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

State-Specific Municipal Debt Obligations – 93.8%
Alabama – 1.2%
Alabama 21st Century Authority Tobacco Settlement RB Series 2012 A (A/NR)
$2,435,000	5.000%	06/01/17	$2,842,351
1,500,000	5.000	06/01/18	1,775,835
Alabama Federal Aid Highway Finance Authority Refunding for Grant Anticipation Bonds Series 2011 (AA/Aa2)
11,400,000	4.000	03/01/17	12,951,426
Alabama State GO Bonds Series 2007 A (AGM) (AA/Aa1)
5,000,000	5.000	08/01/17	5,982,000
Birmingham Waterworks & Sewer Board RB Series 2002 B (NATL-RE) (AA+/WR)(a)
5,000,000	5.000	01/01/13	5,058,500
Courtland Industrial Development Board RB Refunding for International Paper Co. Project Series 2003 A (BBB/Baa3)
1,415,000	5.000	11/01/13	1,477,388
Infirmary Health System Special Care Facilities Financing Authority of Mobile RB for Infirmary Health System, Inc. Series 2010 A (A-/NR)
1,000,000	5.000	02/01/13	1,011,470
Tuscaloosa Alabama Public Educational Building Authority RB Refunding Series 2009 B (AA-/NR)
2,345,000	3.000	08/15/13	2,376,986
2,795,000	3.500	08/15/14	2,883,881
3,300,000	4.000	08/15/15	3,497,142
3,850,000	3.000	08/15/16	4,007,118

			43,864,097

Alaska – 0.2%
Northern Tobacco Securitization Corp. RB Asset-Backed Bonds Series 2006 A (BB/Ba1)
6,740,000	4.625	06/01/23	6,752,941

Arizona – 2.1%
Arizona Health Facilities Authority Hospital RB for Banner Health Series 2007 B (AA-/NR)(b)
2,150,000	1.119	01/01/37	1,610,479
Arizona Health Facilities Authority Hospital RB for Phoenix Children’s Hospital Series 2007 A (BBB+/NR)(c)
4,500,000	1.180	02/02/15	4,457,925
Arizona Health Facilities Authority Hospital RB for Phoenix Children’s Hospital Series 2007 C (BBB+/NR)(c)
10,000,000	1.180	02/02/15	9,797,800
Arizona Health Facilities Authority Hospital RB Refunding for Phoenix Children’s Hospital Series 2012 A (BBB+/NR)
1,000,000	2.000	02/01/15	1,009,550
Arizona Transportation Board Refunding for Grant Anticipation Notes Series 2012 (AA/Aa2)
8,195,000	4.000	07/01/15	8,952,218
7,235,000	4.000	07/01/16	8,121,505
Gilbert Arizona Street & Highway User RB Refunding Series 2012 (AA/NR)
3,000,000	5.000	07/01/19	3,624,000

Principal Amount	Interest Rate	Maturity Date	Value

State-Specific Municipal Debt Obligations – (continued)
Arizona – (continued)
Glendale City Senior Lien Water & Sewer RB Refunding Obligations Series 2012 (AA/Aa3)
$1,000,000	4.000%	07/01/15	$1,088,970
1,000,000	4.000	07/01/16	1,117,800
1,500,000	5.000	07/01/17	1,771,215
4,825,000	3.000	07/01/18	5,260,794
Maricopa County Arizona Pollution Control Corp. PCRB Refunding for Arizona Public Service Co. of New Mexico Palo Verde Project Series 2010 A (BBB-/Baa3)(c)
5,000,000	4.000	06/01/15	5,222,050
Maricopa County Arizona Pollution Control Corp. PCRB Refunding for Arizona Public Service Co. Palo Verde Project Series 2009 A (BBB/Baa1)(c)
4,500,000	6.000	05/01/14	4,849,065
Maricopa County Arizona Pollution Control Corp. PCRB Refunding for Arizona Public Service Co. Palo Verde Project Series 2009 E (BBB/Baa1)(c)
1,000,000	6.000	05/01/14	1,077,570
Maricopa County Community College District GO Bonds Series 2009 C (AAA/Aaa)
5,000,000	3.000	07/01/13	5,104,850
Maricopa County Phoenix High School District No. 210 School Improvement GO Bonds Series 2006 C (NATL-RE) (AA/Aa2)
3,800,000	5.000	07/01/17	4,399,754
Navajo County Arizona Pollution Control Corp. PCRB Refunding for Arizona Public Service Co. Project Series 2009 A (BBB/Baa1)(c)
2,000,000	1.250	05/30/14	2,007,200
Navajo County Arizona Pollution Control Corp. PCRB Refunding for Arizona Public Service Co. Project Series 2009 B (BBB/Baa1)(c)
3,000,000	5.500	06/01/14	3,220,260
Phoenix Arizona GO Bonds Refunding Series 2009 C (AAA/Aa1)
4,000,000	2.500	07/01/13	4,068,680
Scottsdale Arizona GO Bonds for Projects of 1999 and 2000 Series 2004 (AAA/Aaa)
3,900,000	5.000	07/01/14	4,217,967

			80,979,652

Arkansas – 0.2%
Arkansas Development Finance Authority State Park Facilities RB Refunding for Mt. Magazine Project Series 2012 (AGM) (AA-/NR)
1,550,000	2.000	01/01/14	1,572,971
1,985,000	2.000	01/01/15	2,030,278
1,720,000	2.000	01/01/16	1,764,204
2,065,000	2.000	01/01/17	2,122,758
1,885,000	3.000	01/01/18	2,022,134

			9,512,345

California – 13.7%
Abag Finance Authority RB for Sharp Health Care Series 2011 A (A+/A2)
3,000,000	5.000	08/01/16	3,393,900

52	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Principal Amount	Interest Rate	Maturity Date	Value

State-Specific Municipal Debt Obligations – (continued)
California – (continued)
Alameda Corridor Transportation Authority Tax-Exempt Lien RB Refunding for Capital Appreciation Series 2004 B (AMBAC) (BBB+/Baa2)(d)
$7,790,000	0.000%	10/01/12	$7,790,000
Anaheim Redevelopment Agency Tax Allocation Refunding for Merged Redevelopment Project Area Series 2007 A (AGM) (AA-/Aa3)
50,000	5.000	02/01/24	53,866
Bonita Canyon Public Facilities Financing Authority Special Tax for Community Facilities District No. 98-1 Series 2012 (NR/NR)
580,000	2.000	09/01/13	585,087
500,000	2.250	09/01/14	506,940
465,000	3.000	09/01/15	479,280
650,000	3.000	09/01/16	670,364
735,000	3.000	09/01/17	756,337
1,000,000	3.250	09/01/18	1,028,190
Buena Park Community Redevelopment Agency Tax Allocation for Consolidated Redevelopment Project Series 2008 A (A/Ba1)
25,000	4.300	09/01/16	26,342
Burbank Public Financing Authority RB Unrefunded for Golden State Series 2003 A (AMBAC) (A/Ba1)
985,000	5.250	12/01/18	1,014,402
230,000	5.250	12/01/19	236,279
California Community College Financing Authority Tax and Revenue Anticipation Notes Series 2012 C (SP-2/NR)
10,000,000	2.500	06/28/13	10,094,900
California Health Facilities Financing Authority RB for Catholic Healthcare West Series 2009 F (A/A2)(c)
2,500,000	5.000	07/01/14	2,669,750
California Health Facilities Financing Authority RB for Children’s Hospital Los Angeles Series 2012 B (BBB+/Baa2)(c)
8,000,000	1.980	07/01/17	8,006,320
California Health Facilities Financing Authority RB Refunding for Lucile Salter Packard Children’s Hospital at Stanford Series 2008 B (AA/Aa3)(c)
5,000,000	1.450	03/15/17	5,077,950
California Health Facilities Financing Authority RB Refunding for St. Joseph Health System Series 2009 C (AA-/A1)(c)
5,000,000	5.000	10/16/14	5,386,300
California Infrastructure & Economic Development Bank RB Refunding for The J. Paul Getty Trust Series 2012 B-2 (AAA/Aaa)(c)
14,250,000	0.048	04/01/15	14,262,397
California State Department of Water Resources Power Supply RB Series 2010 M (AA-/Aa3)
10,885,000	5.000	05/01/13	11,185,208
8,000,000	5.000	05/01/14	8,590,080
15,585,000	4.000	05/01/16	17,498,994
California State Economic Recovery GO Bonds Refunding Series 2009 B (A+/Aa3)(c)
40,940,000	5.000	07/01/14	43,935,170
California State Economic Recovery GO Bonds Series 2004 A (ETM) (AA+/Aaa)(a)
255,000	5.250	07/01/14	276,945

Principal Amount	Interest Rate	Maturity Date	Value

State-Specific Municipal Debt Obligations – (continued)
California – (continued)
California State Economic Recovery GO Bonds Series 2004 A (ETM) (NATL-RE FGIC) (A+/Aa3)
$2,650,000	5.250%	07/01/14	$2,876,575
California State Economic Recovery GO Bonds Unrefunded Balance Series 2004 A (A+/Aa3)
890,000	5.250	07/01/14	966,095
California State GO Bonds Refunding Series 2005 (A-/A1)
3,000,000	5.000	05/01/14	3,208,440
California State GO Bonds Series 1993 (FGIC-TCRS) (A-/A1)
4,150,000	4.750	09/01/23	4,195,692
California State GO Bonds Series 2004 (A-/A1)
2,000,000	4.125	04/01/13	2,038,180
California State Public Works Board Lease RB for Department of Mental Health Series 2004 A (BBB+/A2)
4,185,000	5.250	06/01/14	4,494,523
California State Public Works Board Lease RB for Various Judicial Council Projects Series 2011 D (BBB+/A2)
11,685,000	2.000	12/01/14	11,906,431
California State Revenue Anticipation Notes Series 2012 A-2 (SP-1+/MIG1)
20,000,000	2.500	06/20/13	20,318,000
California State Various Purpose GO Bonds Refunding Series 2012 (A-/A1)(e)
2,405,000	5.000	09/01/18	2,905,120
California State Various Purpose GO Bonds Series 2005 (A-/A1)
3,850,000	5.000	03/01/13	3,925,075
California State Various Purpose GO Bonds Series 2006 (A-/A1)
2,500,000	5.000	03/01/14	2,655,775
California State Various Purpose GO Bonds Series 2012 (A-/A1)(e)
6,000,000	5.000	09/01/19	7,312,080
California Statewide Communities Development Authority RB for California State Proposition 1A Receivables Program Series 2009 (A-/A1)
15,775,000	4.000	06/15/13	16,183,888
41,405,000	5.000	06/15/13	42,767,639
California Statewide Communities Development Authority RB for Kaiser Permanente Series 2009 A (A+/NR)
5,000,000	5.000	04/01/14	5,319,850
Carson Redevelopment Agency Project Area No. 1 Tax Allocation Refunding Series 2001 (NATL-RE) (A-/Baa2)
275,000	5.500	10/01/15	297,171
Carson Redevelopment Agency Tax Allocation Refunding Series 2003 A (NATL-RE) (AA-/Baa2)
100,000	4.000	10/01/12	100,000
Cerritos Public Financing Authority Tax Allocation Redevelopment Projects Series 2002 A (AMBAC) (A-/WR)
1,275,000	5.000	11/01/14	1,340,446
Colton Public Financing Authority Tax Allocation Series 1998 A (NATL-RE) (BBB/Baa2)
125,000	5.000	08/01/18	125,035
Corona Redevelopment Agency Tax Allocation Refunding for Merged Downtown Series 2004 A (NATL-RE FGIC) (BBB/WR)
500,000	5.000	09/01/16	517,390

The accompanying notes are an integral part of these financial statements.	53

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

September 30, 2012 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

State-Specific Municipal Debt Obligations – (continued)
California – (continued)
El Cajon Redevelopment Agency Tax Allocation Refunding Series 2005 (AMBAC) (A-/WR)
$100,000	4.000%	10/01/12	$100,000
30,000	4.000	10/01/18	30,670
El Monte City School District GO Bonds BANS for Capital Appreciation Series 2010 (SP-1/A2)(d)
13,300,000	0.000	09/01/15	12,508,118
Emeryville Public Financing Authority Redevelopment Series 2001 A (NATL-RE) (BBB/Baa2)
150,000	4.800	09/01/15	150,189
Fairfield-Suisun Unified School District Public Financing Authority Special Tax Refunding Series 2006 A (AMBAC) (A-/Baa2)
250,000	5.000	08/15/14	261,275
Fontana Public Financing Authority Tax Allocation Revenue for North Fontana Redevelopment Project Series 2001 A (AGM) (AA-/Aa3)
750,000	5.500	09/01/13	752,693
Fontana Redevelopment Agency Tax Allocation Refunding for Jurupa Hills Redevelopment Project Series 1999 A (A-/NR)
880,000	5.500	10/01/17	880,889
Fullerton City Public Financing Authority Tax Allocation RB Series 2005 (AMBAC) (A/WR)
325,000	4.500	09/01/14	339,407
Glendale Redevelopment Agency Tax Allocation for Central Glendale Redevelopment Project Series 2002 (NATL-RE) (A/Baa2)
25,000	4.000	12/01/12	25,078
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Asset-Backed Bonds Series 2003 A-1 (AA+/Aaa)(a)
2,000,000	6.750	06/01/13	2,086,360
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Asset-Backed Bonds Series 2007 A-1 (B/B3)
18,670,000	4.500	06/01/27	16,293,682
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Enhanced Asset-Backed Bonds Series 2003 B (AA+/Aaa)(a)
7,000,000	5.500	06/01/13	7,244,510
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Enhanced Asset-Backed Bonds Series 2003 B (AMBAC) (AA+/Aaa)(a)
5,000,000	5.000	06/01/13	5,158,150
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Enhanced Asset-Backed Bonds Series 2005 A (AMBAC) (BBB+/A2)
550,000	5.000	06/01/14	584,265
Irvine City Limited Obligation Improvement Bond Reassessment District No. 12-1 Series 2012 Act 1915 (BBB+/NR)
1,215,000	4.000	09/02/17	1,343,170
1,250,000	4.000	09/02/18	1,397,650
1,900,000	4.000	09/02/19	2,093,857

Principal Amount	Interest Rate	Maturity Date	Value

State-Specific Municipal Debt Obligations – (continued)
California – (continued)
Irvine City Limited Obligation Improvement Bond Series 2011 (BBB+/NR)
$225,000	3.000%	09/02/13	$229,871
300,000	3.000	09/02/14	311,343
300,000	3.000	09/02/15	310,995
500,000	3.000	09/02/16	517,495
400,000	3.250	09/02/17	413,808
750,000	3.625	09/02/18	775,733
Irvine Public Facilities & Infrastructure Authority Assessment RB Series 2012 A (BBB+/NR)
1,070,000	2.000	09/02/13	1,077,169
635,000	3.000	09/02/15	655,619
1,285,000	3.000	09/02/16	1,327,726
1,325,000	3.000	09/02/17	1,359,768
600,000	3.000	09/02/18	608,784
Lake Elsinore School Financing Authority RB Refunding Series 2012 (NR/NR)
3,435,000	2.000	09/01/13	3,461,072
3,180,000	2.000	09/01/14	3,197,840
1,370,000	2.000	09/01/15	1,368,068
Los Alamitos Unified School District GO Bonds for School Facilities Improvement District No.1 Series 2011 (SP-1+/Aa2)(d)
1,750,000	0.000	09/01/16	1,633,450
Los Angeles Community Redevelopment Agency Tax Allocation for Hollywood Redevelopment Project Series 1998 C (NATL-RE) (BBB/Baa2)
540,000	5.500	07/01/17	583,616
Los Angeles County Metropolitan Transportation Authority Sales Tax RB Refunding First Tier Senior Series 2011 A (AAA/Aa2)
10,000,000	5.000	07/01/17	11,977,200
Los Angeles County Metropolitan Transportation Authority Sales Tax RB Refunding Second Senior Tier Series 2009 B (AA+/Aa3)
2,385,000	4.000	07/01/13	2,451,661
Los Angeles County Schools Pooled Financing Program Tax and Revenue Anticipation Notes Series 2012 B-4 (GO OF PARTICIPANTS) (SP-1+/NR)
11,275,000	2.000	01/31/13	11,332,390
Los Angeles Unified School District GO Bonds Refunding Series 2009 A (AA-/Aa2)
3,080,000	3.000	07/01/13	3,143,664
3,735,000	3.000	07/01/14	3,908,976
Los Angeles Unified School District GO Bonds Series 2003 A (NATL-RE) (AA-/Aa2)
2,000,000	5.000	07/01/13	2,071,060
Los Angeles Unified School District GO Bonds Series 2006 F (FGIC) (AA-/Aa2)
1,805,000	5.000	07/01/17	2,097,157
Metropolitan Water District of Southern California Water RB Refunding Series 2012 B-1 (AAA/Aa1)(c)
24,640,000	0.530	05/01/15	24,650,102
Milpitas California Redevelopment Agency Tax Allocation for Redevelopment Project Area No. 1 2003 (NATL-RE) (A/Baa2)
1,300,000	5.250	09/01/17	1,351,311

54	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Principal Amount	Interest Rate	Maturity Date	Value

State-Specific Municipal Debt Obligations – (continued)
California – (continued)
Miramar Ranch North California Special Tax Refunding for Community Facilities District No.1 Series 2012 (A/NR)
$1,230,000	3.000%	09/01/14	$1,279,298
1,000,000	3.000	09/01/16	1,060,680
1,895,000	4.000	09/01/17	2,101,385
3,080,000	4.000	09/01/19	3,433,584
Modesto Irrigation District RB for Electric System Series 2011 A (A+/A2)
1,000,000	5.000	07/01/17	1,172,710
Moreno Valley Unified School District Tax and Revenue Anticipation Notes (NR/MIG2)
6,000,000	2.500	10/01/12	6,000,900
Mountain View California Shoreline Regional Park Community Tax Allocation Series 2011 A (A/NR)
125,000	4.000	08/01/14	130,658
570,000	4.000	08/01/15	601,179
300,000	4.000	08/01/16	320,055
225,000	4.000	08/01/17	241,312
350,000	5.000	08/01/18	393,932
Murrieta Public Financing Authority Special Tax RB Refunding Series 2012 (BBB-/NR)
1,965,000	5.000	09/01/18	2,237,978
1,000,000	5.000	09/01/19	1,142,070
Natomas Unified School District GO Bonds Refunding Series 2012 (AGM) (AA-/Aa3)
590,000	3.000	09/01/14	610,455
620,000	3.000	09/01/15	649,649
890,000	3.000	09/01/16	936,707
Northern California Power Agency Capital Facilities RB Refunding Series 2010 A (A-/A3)
1,790,000	3.000	08/01/13	1,822,864
1,235,000	4.000	08/01/14	1,295,935
1,705,000	3.000	08/01/15	1,776,968
Oakland Redevelopment Agency Senior Tax Allocation Refunding for Central District Redevelopment Series 1992 (AMBAC) (NR/WR)
220,000	5.500	02/01/14	227,102
Oakland Redevelopment Agency Subordinated Tax Allocation for Central District Redevelopment Series 2003 (NATL-RE FGIC) (A-/WR)
300,000	5.500	09/01/18	304,245
Ontario Redevelopment Financing Authority RB for Center City and Cimarron Redevelopment Project No. 1 Series 2002 (NATL-RE) (BBB/Baa2)
500,000	5.250	08/01/14	501,225
Oxnard Community Development Commission Tax Allocation for HERO Project Area Series 2008 (AGM) (AA-/Aa3)
120,000	5.000	09/01/16	136,091
Palm Desert Financing Authority RB Tax Allocation for Project Area No. 1 As Amended Series 2006 A (NATL-RE) (A-/Baa2)
700,000	5.250	04/01/20	732,690
Palm Desert Financing Authority Tax Allocation RB Refunding for Housing Set-Aside Series 2007 (NATL-RE) (NR/Baa2)
100,000	5.000	10/01/20	105,133

Principal Amount	Interest Rate	Maturity Date	Value

State-Specific Municipal Debt Obligations – (continued)
California – (continued)
Palo Alto Limited Obligation Refunding & Improvement for University Avenue Area Off-Street Parking Assessment District (BBB/NR)
$385,000	3.000%	09/02/18	$396,373
Pinole Redevelopment Agency Tax Allocation for Vista Redevelopment Project 3rd Subordinated Series 2004 A (AMBAC) (A-/WR)
100,000	4.500	08/01/18	100,108
Pittsburgh Redevelopment Agency Tax Allocation for Los Medanos Community Development Project Series 1999 (AMBAC) (BBB+/WR)
240,000	5.600	08/01/14	242,383
Pittsburgh Redevelopment Agency Tax Allocation for Los Medanos Community Development Project Series 2003 A (NATL-RE) (BBB+/Baa2)
500,000	5.000	08/01/16	509,335
Pittsburgh Redevelopment Agency Tax Allocation Refunding for Los Medanos Community Development Project Series 2002 A (NATL-RE) (BBB+/Baa2)
1,000,000	5.250	08/01/13	1,015,090
Port of Oakland RB Refunding Intermediate Lien Series 2007 B (NATL-RE) (A/A3)
400,000	5.000	11/01/15	444,504
Poway Redevelopment Agency Tax Allocation for Paguay Redevelopment Project Series 2003 A (NATL-RE) (A/Baa2)
1,845,000	5.250	06/15/18	1,880,313
Rancho Cucamonga Redevelopment Agency Set Aside Allocation for Rancho Redevelopment Housing Series 2007 A (NATL-RE) (A+/Baa2)
150,000	5.500	09/01/17	164,061
Richmond California Wastewater RB Refunding Series 2006 A (AMBAC) (AA-/A2)
255,000	5.000	08/01/14	272,462
Roseville Finance Authority Special Tax Revenue Refunding Bonds Series 2012 (A/NR)
1,855,000	3.000	09/01/17	1,954,688
Sacramento County Sanitation District Financing Authority RB Refunding for Sacramento County Regional Series 2007 B (NATL-RE FGIC) (AA/Aa3)(b)
2,250,000	0.810	12/01/35	1,665,360
Salida Area Public Facilities Financing Agency Community Facilities District No. 1988-1 Special Tax Bonds Series 2011 (AGM) (AA-/NR)
445,000	3.000	09/01/13	452,561
465,000	3.000	09/01/14	475,783
715,000	3.000	09/01/15	732,260
1,470,000	3.000	09/01/16	1,517,731
1,515,000	3.000	09/01/17	1,556,148
1,310,000	3.000	09/01/18	1,332,034
San Bernardino Joint Powers Financing Authority Tax Allocation Revenue Refunding Series 2005 A (AGM) (AA-/Aa3)
550,000	5.750	10/01/12	550,000
500,000	5.750	10/01/13	515,215
San Diego Public Facilities Financing Authority RB Refunding Series 2009 B (A+/Aa3)
1,000,000	5.000	05/15/13	1,029,180

The accompanying notes are an integral part of these financial statements.	55

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

September 30, 2012 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

State-Specific Municipal Debt Obligations – (continued)
California – (continued)
San Diego Redevelopment Agency Tax Allocation for Centre City Redevelopment Series 2006 A (AMBAC) (AA-/Ba1)
$655,000	5.000%	09/01/13	$672,220
1,450,000	5.250	09/01/21	1,572,859
665,000	5.250	09/01/23	715,227
San Diego Redevelopment Agency Tax Allocation for Centre City Series 2004 A (XLCA) (A/Ba1)
115,000	5.250	09/01/15	121,239
150,000	5.250	09/01/16	157,705
300,000	5.000	09/01/17	313,104
San Francisco City & County Airport Commission San Francisco International Airport RB Refunding Second Series 2010 D (AGM) (AA-/Aa3)
4,455,000	5.000	05/01/17	5,211,192
San Francisco City & County GO Bonds for Clean & Safe Neighborhood Parks Series 2012 B (AA/Aa2)
2,750,000	4.000	06/15/19	3,261,747
San Francisco City & County GO Bonds Refunding Series 2011 R1 (AA/Aa2)
22,215,000	5.000	06/15/13	22,958,758
San Francisco City & County Redevelopment Agency Tax Allocation for Mission Bay South Redevelopment Series 2009 D (BBB/NR)
250,000	4.500	08/01/13	253,362
200,000	5.000	08/01/14	207,272
San Francisco City & County Redevelopment Financing Authority Tax Allocation for San Francisco Redevelopment Project Series 2003 B (NATL-RE FGIC) (A/Ba1)
250,000	5.250	08/01/17	256,778
San Francisco City & County Redevelopment Financing Authority Tax Allocation RB Refunding for Redevelopment Project Series 2007 B (NATL-RE) (A/Baa2)
1,150,000	5.000	08/01/14	1,209,673
San Jacinto Redevelopment Agency Tax Allocation for Redevelopment Project Area Series 2005 (XLCA) (A-/WR)
160,000	3.900	08/01/17	164,739
San Luis & Delta-Mendota Water Authority RB for DHCCP Development Projects Series 2009 A (A+/NR)
3,000,000	4.500	03/01/14	3,130,320
San Marcos Public Financing Authority Special Tax RB Refunding Series 2012 (A-/NR)
1,000,000	1.000	09/01/13	1,003,170
1,050,000	1.500	09/01/14	1,052,961
930,000	1.750	09/01/15	931,051
620,000	2.000	09/01/16	619,299
1,260,000	2.250	09/01/17	1,257,077
1,000,000	4.000	09/01/19	1,076,860
San Mateo Union High School District GO BANS Series 2012 (SP-1+/NR)(d)
5,000,000	0.000	02/15/15	4,900,650
San Mateo Union High School District GO Bond Anticipation Project Series 2011 (SP-1+/NR)(d)
4,500,000	0.000	02/15/15	4,410,585
Seaside City Redevelopment Agency Tax Allocation RB for Merged Project Area Series 2003 (NATL-RE) (A/Baa2)
100,000	4.250	08/01/13	101,381

Principal Amount	Interest Rate	Maturity Date	Value

State-Specific Municipal Debt Obligations – (continued)
California – (continued)
Simi Valley Community Development Agency Tax Allocation Refunding for Tapo Canyon and West End Project Series 2003 (NATL-RE FGIC) (A/WR)
$600,000	5.250%	09/01/18	$619,002
Stockton Public Financing Authority Special Assessment Refunding for Districts Subordinated Lien Series 2005 B (NR/NR)
65,000	4.375	09/02/14	65,478
Temecula Public Financing Authority for Wolf Creek Community Facilities District 03-03 Series 2012 Special Tax Refunding Bonds (NR/NR)
780,000	2.000	09/01/13	787,269
585,000	2.000	09/01/14	590,821
830,000	2.000	09/01/15	834,208
825,000	3.000	09/01/16	852,885
600,000	3.000	09/01/17	615,732
Tobacco Securitization Authority of Northern California Tobacco Settlement RB Senior Asset-Backed Bonds Series 2005 A-1 (B+/B3)
1,570,000	4.750	06/01/23	1,496,555

			516,485,820

Colorado – 0.1%
Denver Colorado Airport System RB Series 2009 A (A+/A1)
750,000	5.000	11/15/12	754,132
E-470 Public Highway Authority RB Senior Series 1997 A (NATL-RE) (BBB/Baa2)
4,125,000	5.750	09/01/13	4,298,374

			5,052,506

Connecticut – 1.9%
Connecticut State GO Bonds for Economic Recovery Series 2009 D (AA/Aa3)
10,000,000	5.000	01/01/13	10,117,000
Connecticut State GO Bonds Refunding Series 2004 B (NATL-RE) (AA/Aa3)
4,325,000	5.000	12/01/13	4,560,929
Connecticut State GO Bonds Refunding Series 2006 E (AA/Aa3)
5,250,000	5.000	12/15/17	6,218,625
Connecticut State Health & Educational Facilities Authority RB for Sacred Heart University Series 2012 H (AGM) (AA-/Aa3)
1,000,000	4.000	07/01/14	1,050,490
1,695,000	4.000	07/01/15	1,806,599
1,830,000	4.000	07/01/16	1,982,713
1,000,000	2.000	07/01/17	1,004,050
1,260,000	4.000	07/01/18	1,386,013
Connecticut State Health & Educational Facilities Authority RB for Yale University Series 2010 A-4 (AAA/Aaa)(c)
19,345,000	5.000	02/12/15	21,364,037
New Haven GO Bonds Refunding Series 2012 A (A-/A1)
4,090,000	5.000	11/01/16	4,676,833
Trumbull GO Bonds Series 2012 (AA/Aa2)
1,070,000	2.000	09/01/14	1,102,977
820,000	2.000	09/01/15	853,317
1,070,000	2.000	09/01/16	1,123,992

56	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Principal Amount	Interest Rate	Maturity Date	Value

State-Specific Municipal Debt Obligations – (continued)
Connecticut – (continued)
University of Connecticut GO Bonds Refunding Series 2011 A (GO OF UNIV) (AA/Aa3)
$2,415,000	5.000%	02/15/15	$2,667,923
4,730,000	4.000	02/15/16	5,258,483
West Haven GO Refunding Bonds Series 2012 (AGM) (AA-/Aa3)
555,000	3.000	08/01/15	569,558
2,000,000	4.000	08/01/17	2,153,520
2,100,000	4.000	08/01/18	2,276,904
West Haven GO Refunding Bonds Series 2012 (BBB/Baa1)
500,000	4.000	08/01/14	519,775

			70,693,738

Delaware – 0.1%
Delaware Municipal Electric Corp. RB Series 2011 (A/A2)
1,215,000	4.000	07/01/15	1,305,190
Sussex County Delaware GO Bonds Refunding Series 2012 A (AA+/Aa1)
865,000	3.000	09/15/17	954,519
Sussex County Delaware GO Bonds Refunding Series 2012 B (AA+/Aa1)
1,435,000	4.000	09/15/17	1,652,890

			3,912,599

District of Columbia – 0.1%
District of Columbia GO Bonds Series 2004 A (AGM) (AA-/Aa2)(a)
3,000,000	5.000	06/01/15	3,364,920

Florida – 5.8%
Alachua County Health Facilities Authority RB for Shands Healthcare Project Series 2010 B (A/A2)
920,000	3.000	12/01/12	922,401
Century Parc Community Development District Special Assessment Refunding Series 2012 (A-/NR)
170,000	1.500	11/01/13	170,435
175,000	2.125	11/01/14	176,118
175,000	2.250	11/01/15	176,246
180,000	2.500	11/01/16	181,672
185,000	2.750	11/01/17	187,633
190,000	3.000	11/01/18	192,639
195,000	3.250	11/01/19	198,709
Citizens Property Insurance Corp. Senior Secured RB for High- Risk Account Series 2010 A-1 (A+/A2)
2,000,000	5.000	06/01/13	2,059,860
7,500,000	5.000	06/01/14	8,001,900
2,800,000	5.000	06/01/15	3,063,116
Citizens Property Insurance Corp. Senior Secured RB Refunding for High Risk Account Series 2007 A (NATL-RE) (A+/A2)
4,515,000	5.000	03/01/13	4,599,656
CityPlace Community Development District Special Assessment RB Refunding Series 2012 (A/NR)
500,000	5.000	05/01/13	511,580
885,000	5.000	05/01/15	963,491
615,000	5.000	05/01/17	694,741
1,375,000	5.000	05/01/18	1,566,730
1,890,000	5.000	05/01/19	2,163,823

Principal Amount	Interest Rate	Maturity Date	Value

State-Specific Municipal Debt Obligations – (continued)
Florida – (continued)
Escambia County Florida Health Facilities Authority Health Care Facilities RB for Baptist Hospital, Inc. Project Series 2010 A (BBB+/Baa1)
$1,980,000	5.000%	08/15/13	$2,054,468
2,240,000	5.000	08/15/14	2,405,267
2,365,000	5.000	08/15/15	2,607,602
Florida Higher Educational Facilities Financing Authority RB for Nova Southeastern University Project Series 2012 A (BBB/Baa2)
100,000	3.000	04/01/14	102,658
150,000	4.000	04/01/15	158,732
825,000	3.000	04/01/17	853,099
500,000	5.000	04/01/18	563,800
500,000	5.000	04/01/19	564,590
Florida Hurricane Catastrophe Fund Finance Corp. RB Series 2008 A (AA-/Aa3)
8,000,000	5.000	07/01/13	8,277,520
Florida Hurricane Catastrophe Fund Finance Corp. RB Series 2010 A (AA-/Aa3)
13,305,000	5.000	07/01/15	14,799,551
Florida State Board of Education GO Bonds for Public Education Capital Outlay Series 2009 F (AAA/Aa1)
3,195,000	3.000	06/01/13	3,254,299
Florida State Board of Education GO Bonds Refunding for Public Education Capital Outlay Series 2012 A (AAA/Aa1)
18,055,000	5.000	06/01/18	21,997,851
7,280,000	5.000	06/01/19	9,003,758
Florida State Department of Transportation Turnpike RB Refunding Series 2003 B (AMBAC) (AA-/Aa3)
3,650,000	5.000	07/01/17	3,814,432
Florida State Municipal Power Agency RB for St. Lucie Project Series 2009 A (A/A2)
2,845,000	5.000	10/01/13	2,971,261
2,985,000	5.000	10/01/14	3,205,413
Florida State Municipal Power Agency RB for Stanton II Project Series 2009 A (A+/A1)
420,000	4.000	10/01/12	420,000
250,000	4.000	10/01/14	262,790
Florida State Municipal Power Agency RB for Stanton Project Series 2009 A (A+/A1)
885,000	4.000	10/01/12	885,000
415,000	5.000	10/01/13	433,841
890,000	5.000	10/01/14	952,256
Florida State Municipal Power Agency RB for Tri-City Project Series 2009 A (A+/A2)
265,000	3.000	10/01/12	265,000
290,000	3.000	10/01/13	297,126
290,000	3.000	10/01/14	300,898
Florida State Municipal Power Agency RB Refunding for Stanton Project Series 2008 (NR/A1)
1,030,000	4.250	10/01/12	1,030,000
Halifax Hospital Medical Center RB Refunding & Improvement Series 2006 A (A-/NR)
1,255,000	5.000	06/01/13	1,291,796
855,000	5.000	06/01/14	912,952

The accompanying notes are an integral part of these financial statements.	57

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

September 30, 2012 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

State-Specific Municipal Debt Obligations – (continued)
Florida – (continued)
Highlands County Florida Health Facilities Authority RB Refunding for Adventist Health System/Sunbelt Obligated Group Series 2009 E (AA-/Aa3)
$2,000,000	5.000%	11/15/13	$2,097,540
1,000,000	5.000	11/15/15	1,117,520
Hillsborough County Aviation Authority RB for Tampa International Airport Series 2009 A (A+/A1)
3,050,000	5.000	10/01/13	3,190,971
Jacksonville Florida Special RB Series 2010 B-1 (AA-/Aa2)
4,415,000	5.000	10/01/14	4,800,474
JEA Florida Electric System RB Refunding Series 2009-3A (AA-/Aa2)
2,275,000	5.000	10/01/13	2,382,266
JEA Florida Electric System RB Refunding Subseries 2009 C (ASSURED GTY) (AA-/Aa3)
2,000,000	5.000	10/01/14	2,129,180
Lake County School Board COPS for Master Lease Program Series 2012 A (A/NR)
855,000	5.000	06/01/14	909,729
Lakeland Hospital RB for Lakeland Regional Health System Series 2011 (NR/A2)
5,020,000	5.000	11/15/16	5,686,556
6,315,000	5.000	11/15/17	7,275,069
6,250,000	5.000	11/15/18	7,273,438
Manatee County Florida Public Utilities RB Refunding Series 2011 (AA+/Aa2)
1,180,000	4.000	10/01/16	1,313,859
Mediterra South Community Development District Capital Improvement RB Refunding Series 2012 (BBB-/NR)
240,000	2.400	05/01/13	240,463
250,000	2.900	05/01/14	251,457
255,000	3.100	05/01/15	257,392
265,000	3.400	05/01/16	268,387
275,000	3.600	05/01/17	279,293
285,000	3.800	05/01/18	290,016
Miami Beach Health Facilities Authority Hospital RB Refunding for Mount Sinai Medical Center Series 2012 (BBB/Baa2)
5,525,000	3.000	11/15/13	5,641,743
1,750,000	4.000	11/15/17	1,905,155
2,220,000	4.000	11/15/18	2,405,126
Miami Special Obligation Refunding Series 2011 A (AGM) (AA-/Aa3)
830,000	5.000	02/01/17	927,600
Miami-Dade County School Board COPS Series 2011 B (A/A1)(c)
3,000,000	5.000	05/01/16	3,307,020
Miami-Dade County School Board COPS Series 2012 A (A/A1)(c)
7,595,000	5.000	08/01/16	8,436,146
Miami-Dade County Water and Sewer System RB Refunding Series 2008 B (AGM) (AA-/Aa2)
1,500,000	5.000	10/01/13	1,570,875

Principal Amount	Interest Rate	Maturity Date	Value

State-Specific Municipal Debt Obligations – (continued)
Florida – (continued)
Orlando Florida Community Redevelopment Agency Tax Increment RB Refunding for Conroy Road District Series 2012 (A-/NR)
$255,000	2.000%	04/01/13	$256,810
300,000	3.000	04/01/14	308,244
580,000	5.000	04/01/15	629,074
1,130,000	4.000	04/01/16	1,212,637
1,180,000	5.000	04/01/17	1,326,568
1,245,000	5.000	04/01/18	1,414,133
Osceola County School Board COPS for Harter Educational Facilities Lease Purchase Agreement Series 2009 A (ASSURED GTY) (AA-/Aa3)
2,495,000	5.000	06/01/14	2,677,035
Palm Beach County School Board COPS Refunding Series 2005 A (AGM) (AA-/Aa3)
2,085,000	5.000	08/01/17	2,336,201
Palm Beach County School Board COPS Refunding Series 2011 A (AA-/Aa3)(c)
3,000,000	5.000	08/01/16	3,437,340
Polk County Florida RB Refunding for Capital Improvement Series 2010 (AA/A1)
1,000,000	3.000	12/01/15	1,041,400
Port St. Lucie Florida Utility System RB Series 2003 (NATL-RE) (BBB/Baa2)(a)(d)
3,650,000	0.000	09/01/13	1,264,324
Sarasota County School Board COPS for Master Lease Program Series 2010 B (AA-/Aa2)
1,000,000	3.000	07/01/13	1,019,230
1,400,000	3.000	07/01/14	1,459,458
1,400,000	3.000	07/01/15	1,453,928
South Florida Water Management District Leasing Corp. COPS Series 2006 (AMBAC) (AA/Aa2)
12,375,000	5.000	10/01/17	14,188,061
South-Dade Venture Community Development District Special Assessment RB Refunding Series 2012 (BBB-/NR)
280,000	2.250	05/01/13	280,319
290,000	3.000	05/01/14	291,464
295,000	3.250	05/01/15	298,275
305,000	3.500	05/01/16	309,096
320,000	3.750	05/01/17	325,520
330,000	4.000	05/01/18	335,940
345,000	4.125	05/01/19	353,687
375,000	4.375	05/01/21	384,019
390,000	4.500	05/01/22	400,374
Tampa Bay Water Utility System RB Refunding for Regulation of Water Supply Authority Series 2004 (NATL-RE FGIC) (AA+/Aa2)
5,145,000	5.000	10/01/13	5,388,101
Tampa Tax Allocation RB Refunding Cigarette – H. Lee Moffitt Cancer Center Series 2012 A (A+/A1)
400,000	3.000	09/01/15	421,596
560,000	3.000	09/01/16	595,963
425,000	4.000	09/01/17	473,837

58	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Principal Amount	Interest Rate	Maturity Date	Value

State-Specific Municipal Debt Obligations – (continued)
Florida – (continued)
Trails at Monterey Community Development District Special Assessment Refunding Series 2012 (A-/NR)
$95,000	1.750%	05/01/13	$95,120
95,000	2.125	05/01/14	95,286
100,000	2.250	05/01/15	100,299
105,000	2.500	05/01/16	105,428
105,000	2.750	05/01/17	105,811
110,000	3.000	05/01/18	110,730
110,000	3.250	05/01/19	111,169
115,000	3.500	05/01/20	115,990
115,000	3.750	05/01/21	115,922
125,000	3.875	05/01/22	126,044
125,000	4.000	05/01/23	126,505
135,000	4.125	05/01/24	136,866
140,000	4.150	05/01/25	141,876
145,000	4.250	05/01/26	147,510

			218,991,175

Georgia – 3.6%
Albany-Dougherty County Hospital Authority RB for Regional Linked Stars and Cars Series 1993 (AMBAC) (AA-/Aa3)
850,000	5.700	09/01/13	853,145
Burke County Development Authority Pollution Control RB for Georgia Transmission Corporation Vogtle Project Series 2012 (AA-/A2)(c)
6,000,000	1.250	05/01/15	6,034,980
Carroll City-County Hospital Authority Revenue Anticipation Certificates for Tanner Medical Center, Inc. Project Series 2010 (CNTY GTD) (AA-/Aa2)
1,530,000	4.000	07/01/16	1,689,334
Chatham County Hospital Authority RB for Hospital Improvement Memorial Health University Series 2004 A (NR/WR)(a)
1,400,000	5.500	01/01/14	1,488,354
Clayton County & Clayton County Water Authority Water and Sewerage RB Refunding Series 2009 (AA+/NR)
1,000,000	4.000	05/01/13	1,021,990
Cobb County Water and Sewer Improvement RB Series 2009 (AAA/Aaa)
1,025,000	5.000	07/01/13	1,061,736
1,000,000	4.500	07/01/14	1,073,020
Cobb County-Marietta Water Authority RB Series 2009 (AAA/Aaa)
1,500,000	5.000	11/01/13	1,576,635
2,850,000	5.000	11/01/14	3,122,859
DeKalb County School District GO Bonds Series 2007 (ST AID WITHHLDG) (AA+/Aa1)
10,000,000	5.000	02/01/13	10,157,500
DeKalb County Water and Sewerage RB Second Resolution Series 2011 A (A+/Aa3)
200,000	2.000	10/01/14	204,338
1,500,000	5.000	10/01/16	1,734,375
Douglas County School District GO Bonds Refunding Series 2012 (ST AID WITHHLDG) (AA+/Aa2)
2,985,000	4.000	04/01/17	3,398,781

Principal Amount	Interest Rate	Maturity Date	Value

State-Specific Municipal Debt Obligations – (continued)
Georgia – (continued)
East Point Building Authority RB for Water and Sewer Project Series 2006 A (XLCA) (NR/WR)
$750,000	5.000%	02/01/13	$757,313
Fulton County Development Authority RB Refunding for Spelman College Series 2012 (NR/A1)
1,010,000	4.000	06/01/18	1,127,907
Gainesville Georgia School District GO Bonds Series 2011 (ST AID WITHHLDG) (AA+/NR)
2,595,000	3.000	12/01/14	2,695,452
2,500,000	4.000	12/01/15	2,710,775
Georgia State GO Bonds Refunding Series 2005 B (AAA/Aaa)
7,950,000	5.000	07/01/17	8,965,771
Georgia State GO Bonds Refunding Series 2009 E (AAA/Aaa)
2,220,000	4.000	07/01/13	2,283,048
Georgia State GO Bonds Refunding Series 2011 E-2 (AAA/Aaa)
9,325,000	4.000	09/01/16	10,595,252
11,495,000	4.000	09/01/17	13,365,351
Gwinnett County School District Sales Tax GO Bonds Series 2012 A (AAA/Aaa)
15,765,000	4.500	10/01/17	18,666,233
Henry County School District GO Bonds Series 2012 (ST AID WITHHLDG) (AA+/Aa2)
4,000,000	2.000	12/01/15	4,169,960
Jackson County School District GO Bonds Refunding Series 2012 (AA+/Aa2)
3,030,000	5.000	03/01/17	3,574,703
4,215,000	5.000	03/01/18	5,100,867
Marietta Georgia GO Bonds Refunding Series 2009 A (AA+/Aa2)
1,000,000	2.500	02/01/13	1,007,560
1,000,000	5.000	02/01/14	1,061,820
Municipal Electric Authority RB for Combustion Turbine Project Series 2002 A (NATL-RE) (A/A1)(a)
8,260,000	5.250	11/01/12	8,292,627
Municipal Electric Authority RB Subseries 2010 B (A/A2)
2,355,000	3.000	01/01/13	2,369,413
1,685,000	3.000	01/01/14	1,734,842
Public Gas Partners, Inc. RB Series 2009 A (A+/A2)
6,130,000	5.000	10/01/15	6,845,800
Richmond County Board of Education GO Bonds for Sales Tax Series 2012 (AA+/Aa1)
2,500,000	5.000	10/01/16	2,931,350
2,000,000	3.000	10/01/17	2,196,440
Thomas County School District Sales Tax GO Bonds Series 2012 (ST AID WITHHLDG) (AA+/NR)
2,655,000	4.000	03/01/17	3,005,221

			136,874,752

Guam – 0.4%
Guam Education Financing Foundation COPS for Public School Facilities Project Series 2006 A (A-/NR)
1,030,000	5.000	10/01/12	1,030,000
Guam Government Limited Obligation RB for Section 30 Series 2009 A (BBB+/NR)
1,000,000	5.000	12/01/13	1,036,470

The accompanying notes are an integral part of these financial statements.	59

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

September 30, 2012 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

State-Specific Municipal Debt Obligations – (continued)
Guam – (continued)
Guam Power Authority RB Subseries 2010 A (BBB-/Ba1)
$11,680,000	6.500%	10/01/12	$11,680,000

			13,746,470

Hawaii – 0.3%
Hawaii State GO Bonds Refunding Series 2003 DT (AA/Aa2)
4,000,000	4.000	11/01/14	4,299,400
Hawaii State GO Bonds Series 2003 DA (NATL-RE) (AA/Aa2)(a)
3,745,000	5.250	09/01/13	3,915,997
Hawaii State Highway RB Series 2011 A (AA+/Aa2)
750,000	3.000	01/01/14	774,562
Honolulu City and County GO Bonds Series 2004 B (NATL-RE) (AA+/Aa1)
3,600,000	5.000	07/01/15	3,879,684

			12,869,643

Idaho – 0.3%
Boise City Independent School District GO Bonds Refunding Series 2012 B (AA/Aa1)
1,000,000	3.000	08/01/17	1,107,480
2,085,000	4.000	08/01/18	2,449,854
6,135,000	4.000	08/01/19	7,248,993

			10,806,327

Illinois – 8.1%
Berwyn Illinois GO Bonds Refunding Series 2004 (AMBAC) (NR/WR)
200,000	5.000	12/01/12	201,038
Chicago Illinois Board of Education GO Bonds Refunding Capital Appreciation for School Reform Series 1999 A (NATL-RE FGIC) (A+/A2)(d)
2,500,000	0.000	12/01/15	2,384,650
Chicago Illinois GO Bonds for City Colleges of Chicago Capital Improvement Project Series 1999 (NATL-RE FGIC) (A+/Aa3)(d)
2,000,000	0.000	01/01/14	1,969,960
Chicago Illinois GO Bonds Refunding Series 2005 A (AGM) (AA-/Aa3)
5,000,000	5.000	01/01/15	5,449,750
Chicago Illinois Midway Airport Second Lien RB Series 2010 B (A-/A3)(c)
3,750,000	5.000	01/01/15	4,048,050
Chicago Illinois O'Hare International Airport RB Series 2008 A (AGM) (AA-/Aa3)
6,275,000	5.000	01/01/15	6,756,355
Chicago Illinois Public Building Commission RB Refunding Series 2006 (AMBAC) (A/A1)
1,000,000	5.000	03/01/15	1,087,540
Chicago Illinois Tax Allocation Junior Lien for Near South Redevelopment Project Series 2001 A (ACA) (NR/NR)
1,525,000	6.250	11/15/13	1,529,438
Chicago Illinois Water RB Refunding Second Lien Project Series 2012 (AA-/Aa3)
500,000	4.000	11/01/16	561,495
400,000	5.000	11/01/19	490,060
1,000,000	5.000	11/01/20	1,235,330

Principal Amount	Interest Rate	Maturity Date	Value

State-Specific Municipal Debt Obligations – (continued)
Illinois – (continued)
Illinois Educational Facilities Authority RB for University of Chicago RMKT 07/01/09 Series 1998 (AA/Aa1)(c)
$3,000,000	3.375%	02/03/14	$3,122,970
Illinois Educational Facilities Authority RB for University of Chicago Series 2001 B-2 (AA/Aa1)(c)
2,000,000	1.875	02/12/15	2,050,600
Illinois Finance Authority Gas Supply RB Refunding for The Peoples Gas Light and Coke Co. Project Series 2010 (A-/A1)(c)
2,250,000	2.125	07/01/14	2,293,650
Illinois Finance Authority RB for Art Institute of Chicago Series 2010 B (A+/A1)
5,250,000	4.000	07/01/15	5,373,585
Illinois Finance Authority RB for Northwestern University Series 2008 (AAA/Aaa)(c)
10,500,000	1.200	03/01/13	10,541,370
Illinois Finance Authority RB Refunding for Advocate Health Care Network Series 2010 D (AA/Aa2)
5,110,000	3.000	04/01/13	5,175,306
Illinois Finance Authority RB Refunding for Resurrection Health Care Corp. Series 2009 (BBB+/Baa1)
1,750,000	5.000	05/15/13	1,796,760
5,000,000	5.000	05/15/14	5,320,700
4,400,000	5.250	05/15/15	4,834,896
Illinois Health Facilities Authority RB for Advocate Health Care Network Series 2003 A (AA/Aa2)(c)
1,610,000	4.375	07/01/14	1,709,498
Illinois State Build Illinois Sales Tax RB Junior Obligation Series 2010 (AAA/NR)
5,050,000	5.000	06/15/14	5,437,739
Illinois State Build Illinois Sales Tax RB Series 2011 (AAA/NR)
2,375,000	4.000	06/15/17	2,695,459
Illinois State GO Bonds First Series 2001 (AGM) (AA-/Aa3)
1,900,000	5.500	05/01/15	2,112,914
Illinois State GO Bonds Refunding Series 2006 (A/A2)
7,750,000	5.000	01/01/15	8,419,910
Illinois State GO Bonds Refunding Series 2009 A (A/A2)
16,000,000	4.000	09/01/20	17,084,000
Illinois State GO Bonds Refunding Series 2010 (A/A2)
5,020,000	5.000	01/01/17	5,710,953
11,800,000	5.000	01/01/18	13,598,320
15,890,000	5.000	01/01/20	18,472,442
Illinois State GO Bonds Refunding Series 2010 (AGM) (AA-/Aa3)
6,725,000	5.000	01/01/15	7,309,470
Illinois State GO Bonds Refunding Series 2012 (A/A2)
16,375,000	3.000	08/01/13	16,707,249
6,250,000	5.000	08/01/16	7,080,625
7,025,000	5.000	08/01/19	8,212,084
Illinois State GO Bonds Series 2002 (NATL-RE) (A/A2)
2,710,000	5.500	08/01/15	3,040,241
Illinois State GO Bonds Series 2003 (NATL-RE) (A/A2)(a)
3,200,000	5.000	06/01/13	3,300,768
5,000,000	5.000	06/01/13	5,157,450
Illinois State GO Bonds Series 2003 A (A/A2)
7,525,000	5.000	10/01/16	7,834,353

60	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Principal Amount	Interest Rate	Maturity Date	Value

State-Specific Municipal Debt Obligations – (continued)
Illinois – (continued)
Illinois State GO Bonds Series 2003 A (NR/NR)(a)
$4,235,000	5.000%	10/01/13	$4,433,367
Illinois State GO Bonds Series 2007 B (A/A2)
4,000,000	4.250	01/01/14	4,164,880
Illinois State GO Bonds Series 2012 (A/A2)
6,000,000	4.000	03/01/15	6,414,360
Illinois State GO Bonds Series 2012 A (A/A2)
2,000,000	4.000	01/01/14	2,076,280
Illinois Unemployment Insurance Fund Building Receipts RB Series 2012 B (AA/NR)
7,500,000	5.000	12/15/17	8,880,300
Metropolitan Pier & Exposition Authority RB Refunding for McCormick Place Expansion Project Series 1994 (NATL-RE) (AAA/A3)(d)
3,000,000	0.000	06/15/15	2,843,820
Quad Cities Regional Economic Development Authority RB for Augustana College Series 2012 (NR/Baa1)
840,000	3.000	10/01/17	867,997
Railsplitter Tobacco Settlement Authority Tobacco Settlement RB Series 2010 (A/NR)
5,110,000	4.000	06/01/13	5,223,391
5,030,000	5.000	06/01/15	5,520,727
11,350,000	4.125	06/01/16	12,394,540
4,000,000	5.000	06/01/16	4,493,800
10,000,000	5.000	06/01/17	11,362,000
Regional Transportation Authority Illinois Refunding Series 2011 A (AGM) (GO OF AUTH) (AA/Aa3)
5,000,000	4.000	06/01/13	5,119,400
13,420,000	5.000	06/01/16	15,287,661
13,545,000	5.000	06/01/17	15,857,809

			305,047,310

Indiana – 1.1%
Anderson School Building Corp. RB for First Mortgage Series 2003 (AMBAC) (AA+/WR)(a)
1,750,000	5.000	07/15/13	1,815,293
Delaware County Indiana Hospital Authority RB Refunding for Ball Memorial Hospital, Inc. Obligated Group Series 2009 A (NR/Baa2)
2,545,000	5.000	08/01/13	2,629,316
1,085,000	5.500	08/01/17	1,262,159
4,535,000	5.625	08/01/18	5,396,468
Duneland School Building Corp. RB Refunding for First Mortgage Series 2009 (ST AID WITHHLDG) (AA+/NR)
1,070,000	4.000	02/01/13	1,082,712
Indiana Bond Bank RB for State Revenue Funding Program Series 2004 B (AAA/NR)
4,000,000	5.000	02/01/13	4,062,720
Indiana Finance Authority Hospital RB for University Health Obligated Group Series 2011 N (A+/A1)
2,365,000	3.000	03/01/14	2,434,484
2,000,000	4.000	03/01/15	2,138,600
Indiana Health Facility Financing Authority RB for Ascension Health Credit Group Series 2001 A-2 (AA+/Aa1)(c)
4,575,000	1.600	02/01/17	4,607,482

Principal Amount	Interest Rate	Maturity Date	Value

State-Specific Municipal Debt Obligations – (continued)
Indiana – (continued)
Indiana Health Facility Financing Authority RB for Ascension Health RB Series 2005 A-3 (AA/Aa2)(c)
$1,500,000	1.700%	09/01/14	$1,531,590
Indiana Health Facility Financing Authority RB for Ascension Health RMKT 05/01/09 Series 2009 A (AA/NR)(c)
1,500,000	5.000	08/01/13	1,554,150
Indiana Health Facility Financing Authority RB for Ascension Health Subordinate Credit Group Residual I Series 2010-3224 (AA/NR)(f)
850,000	29.010	05/01/15	1,692,647
Indiana Health Facility Financing Authority RB for Ascension Health Subordinate Credit Group Series 2011 (AA+/Aa1)(c)
2,950,000	1.500	08/01/14	2,999,265
Indianapolis Thermal Energy System First Lien RB Refunding Series 2010 B (AGM) (AA-/Aa3)
3,905,000	5.000	10/01/15	4,321,898
Jasper County PCRB Refunding for Northern Indiana Public Service Co. Project RMKT 08/25/08 Series 1994 B (NATL-RE) (NR/Baa2)
2,500,000	5.200	06/01/13	2,568,800
Rockport Indiana PCRB Refunding for Michigan Power Co. Project Series 2009 B (BBB/Baa2)(c)
2,500,000	6.250	06/02/14	2,702,550

			42,800,134

Iowa – 0.1%
State University of Iowa Athletic Facilities RB Series 2010 S.U.I. (AA-/Aa2)
450,000	2.500	07/01/15	470,223
State University of Iowa RB Refunding for University’s Utility System Series 2009 S.U.I. (NR/Aa1)
1,000,000	3.000	11/01/12	1,002,200
1,185,000	3.000	11/01/13	1,218,358

			2,690,781

Kansas – 1.4%
Kansas Department of Transportation Highway RB Refunding Series 2012 A-2 (AAA/Aa1)(b)
10,000,000	0.410	09/01/14	10,012,700
Kansas Department of Transportation Highway RB Refunding Series 2012 A-3 (AAA/Aa1)(b)
9,000,000	0.480	09/01/15	9,004,410
Kansas Development Finance Authority Hospital RB for Adventist Health System Series 2009 (AA-/Aa3)
1,000,000	4.000	11/15/12	1,004,330
2,390,000	4.000	11/15/13	2,481,394
Kansas Development Finance Authority Hospital RB for Adventist Health System/Sunbelt Obligated Group Series 2009 D (AA-/Aa3)
355,000	3.500	11/15/12	356,331
200,000	5.000	11/15/13	209,870
225,000	5.000	11/15/14	243,455
Kansas Development Finance Authority RB for Public Water Supply Revolving Loan Fund Series 2004 (AAA/Aaa)
4,455,000	5.000	04/01/13	4,561,296

The accompanying notes are an integral part of these financial statements.	61

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

September 30, 2012 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

State-Specific Municipal Debt Obligations – (continued)
Kansas – (continued)
Kansas Development Finance Authority RB for University of Kansas Housing System Project Series 2010 A (AA/Aa1)
$1,000,000	3.000%	11/01/14	$1,048,210
Olathe Health Facilities RB for Medical Center Series 2012 B (A+/NR)(c)
3,000,000	2.000	03/01/17	3,022,710
Overland Park City Kansas GO Bonds for Internal Improvement Series 2006 A (AAA/Aaa)
2,065,000	4.250	09/01/13	2,141,095
Wichita GO Bonds Temporary Notes Renewal and Improvement Series 248 (SP-1+/MIG1)
15,000,000	0.300	08/15/13	15,000,900
Wyandotte County/Kansas City Unified Government RB for Utility System Improvement Series 2011 A (A+/NR)
2,340,000	3.500	09/01/16	2,558,158

			51,644,859

Kentucky – 0.5%
Kentucky Economic Development Finance Authority RB Residuals Series 2009-3125 (AA/NR)(f)
940,000	17.740	11/11/14	1,243,705
Kentucky State Property and Buildings Refunding Series 2011 A (A+/Aa3)
1,325,000	5.000	08/01/16	1,533,820
5,000,000	4.000	08/01/17	5,684,950
Louisville/Jefferson County Metro Government GO Bonds Refunding Series 2010 D (AA+/Aa1)
2,875,000	3.000	10/01/14	3,005,726
Louisville/Jefferson County PCRB for Louisville Gas & Electric Company Project Series 2003 A (A-/A2)(c)
5,000,000	1.650	04/03/17	5,035,300
Western Kentucky University RB for General Recipients Series 2009 (ASSURED GTY) (AA-/Aa3)
1,080,000	3.000	09/01/13	1,101,222

			17,604,723

Louisiana – 1.8%
Baton Rouge Louisiana Public Improvement Sales Tax RB Refunding Series 2010 B (AA+/Aa2)
450,000	3.000	08/01/14	466,258
500,000	3.000	08/01/15	526,520
DeSoto Parish Louisiana PCRB Refunding for International Paper Co. Projects Series 2002 A (BBB/Baa3)
1,240,000	5.000	10/01/12	1,240,000
East Baton Rouge Parish Louisiana RB Refunding for Public Improvement Series 2004 ST (AMBAC) (AA/A1)(a)
4,405,000	5.000	02/01/14	4,719,297
Greater New Orleans Expressway Commission RB Refunding Series 2009 (ASSURED GTY) (AA-/Aa3)
225,000	2.750	11/01/12	225,281
100,000	2.750	11/01/13	101,752
205,000	2.750	11/01/14	210,138
Louisiana Citizens Property Insurance Corp. RB Series 2006 B (AMBAC) (A-/A3)
2,700,000	5.000	06/01/16	3,069,495

State-Specific Municipal Debt Obligations – (continued)
Louisiana – (continued)
Louisiana Local Government Environmental Facilities & Community Development Authority RB for BRCC Facilities Corp. Project Series 2011 (AGM) (AA-/Aa3)
$1,250,000	3.000%	12/01/16	$1,341,575
Louisiana Local Government Environmental Facilities & Community Development Authority RB for Jefferson Parish Series 2009 A (AA-/Aa2)
370,000	3.000	04/01/13	373,752
Louisiana Local Government Environmental Facilities & Community Development Authority RB for LCTCS Facilities Corp. Project Series 2011 (AA-/A1)(d)
1,500,000	0.000	10/01/15	1,430,100
Louisiana Local Government Environmental Facilities & Community Development Authority RB for Parish of East Baton Rouge Road Improvements Project Series 2012 (AA/Aa3)
1,315,000	3.000	08/01/15	1,395,346
Louisiana Public Facilities Authority RB for Hurricane Recovery Program Series 2007 (AGC-ICC) (AA-/Aa3)
8,250,000	5.000	06/01/20	9,163,357
Louisiana State Gasoline and Fuels Tax RB Second Lien RMKT 06/01/10 Series 2010 A-1 (NR/Aa2)(c)
5,000,000	0.930	06/01/13	5,007,400
Louisiana State Offshore Terminal Authority Deepwater Port RB for LOOP LLC Project Series 2007 B-1A1 (A-/NR)(c)
3,000,000	1.375	10/01/16	3,002,910
Louisiana State Offshore Terminal Authority Deepwater Port RB for LOOP LLC Project Series 2010 B-1 (A-/NR)(c)
4,750,000	1.875	10/01/13	4,800,492
Louisiana State Offshore Terminal Authority Deepwater Port RB for LOOP LLC Project Series 2010 B-2 (A-/NR)(c)
4,845,000	2.100	10/01/14	4,936,474
Morehouse Parish Louisiana PCRB Refunding for International Paper Co. Project Series 2001 A (BBB/Baa3)
3,520,000	5.250	11/15/13	3,690,509
New Orleans Audubon Commission for Aquarium Tax Bonds Series 2011 (A/NR)
500,000	5.000	10/01/16	559,760
2,825,000	5.000	10/01/17	3,220,161
New Orleans GO Bonds Refunding Series 2012 (BBB/A3)
1,295,000	3.000	12/01/14	1,350,219
1,805,000	4.000	12/01/15	1,963,046
4,145,000	4.000	12/01/16	4,577,323
4,030,000	4.000	12/01/17	4,498,770
New Orleans Regional Transit Authority Sales Tax RB Series 2010 (AGM) (AA-/Aa3)
500,000	4.000	12/01/15	543,295
610,000	4.000	12/01/16	676,234
St. Tammany Parish Hospital Service District No. 1 RB Refunding Project Series 2011 (A-/NR)
1,190,000	2.000	07/01/13	1,195,700
1,390,000	2.000	07/01/14	1,400,717
1,800,000	2.300	07/01/15	1,827,360

62	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Principal Amount	Interest Rate	Maturity Date	Value

State-Specific Municipal Debt Obligations – (continued)
Louisiana – (continued)
Terrebonne Parish Louisiana Hospital Service District No. 1 RB Refunding for Terrebonne General Medical Center Project Series 2010 (A/A2)
$500,000	4.000%	04/01/13	$506,855
420,000	4.000	04/01/16	451,748
Tobacco Settlement Financing Corp. RB Asset-Backed Bonds Series 2001 B (A/A1)
115,000	5.500	05/15/30	117,793

			68,589,637

Maine – 0.2%
Finance Authority of Maine Solid Waste Disposal RB for Waste Management, Inc. Project RMKT 11/10/04 Series 2004 (BBB/NR)(c)
3,125,000	3.800	11/01/15	3,409,437
Maine State Housing Authority Mortgage Purchase Bonds Series 2011 E (AA+/Aa1)
2,700,000	1.350	11/15/14	2,713,500
2,455,000	1.700	11/15/15	2,479,624

			8,602,561

Maryland – 3.6%
Anne Arundel County Maryland GO Bonds for Consolidated General Improvements Series 2009 (AAA/Aa1)
2,345,000	4.000	04/01/13	2,389,250
Baltimore County Maryland GO Bonds 71st Issue for Metropolitan District Public Improvement Series 2008 (AAA/Aaa)
1,420,000	5.000	02/01/14	1,508,764
Baltimore County Maryland GO Bonds 74th Issue for Metropolitan District Public Improvement Series 2011 (AAA/Aaa)
6,650,000	4.000	02/01/14	6,977,579
2,500,000	4.000	02/01/16	2,795,450
9,000,000	5.000	02/01/17	10,697,670
Baltimore County Maryland GO Bonds Refunding for Pension Funds Series 2009 (AAA/Aaa)
3,575,000	5.000	08/01/13	3,717,142
Calvert County Maryland GO Bonds Refunding Series 2011 (AAA/Aa1)
1,455,000	2.000	07/15/14	1,498,694
Carroll County Maryland Consolidated Public Improvement and Refunding Bonds Series 2011 (AA+/Aa1)
2,075,000	5.000	11/01/17	2,529,757
3,055,000	4.000	11/01/18	3,631,815
1,635,000	4.000	11/01/19	1,958,223
Charles County Maryland GO Bonds Refunding Series 2011 (AA/Aa1)
2,365,000	4.000	11/01/15	2,621,319
1,115,000	4.000	11/01/16	1,271,356
5,405,000	4.000	11/01/17	6,302,068
Harford County Maryland GO Bonds for Consolidated Public Improvement Series 2009 (AA+/Aaa)
1,170,000	2.250	07/01/16	1,236,011

Principal Amount	Interest Rate	Maturity Date	Value

State-Specific Municipal Debt Obligations – (continued)
Maryland – (continued)
Maryland State GO Bonds Refunding for State and Local Facilities Loan Second Series 2012 (AAA/Aaa)
$55,465,000	4.500%	08/01/18	$67,127,071
Maryland State GO Bonds Refunding Series 2004 (AAA/Aaa)
5,000,000	5.000	02/01/13	5,079,250
Maryland State Health & Higher Educational Facilities Authority RB for MedStar Health Issue Series 2011 (A-/A2)
2,325,000	4.000	08/15/15	2,516,115
3,445,000	4.000	08/15/16	3,775,479
Maryland State Transportation Authority Grant and Revenue Anticipation Bonds Series 2008 (AAA/Aa1)
4,500,000	5.250	03/01/15	5,038,200
Montgomery County Maryland GO Bonds Refunding for Consolidated Public Improvement Series 2009 A (AAA/Aaa)
5,000,000	5.000	11/01/13	5,256,550

			137,927,763

Massachusetts – 0.6%
Massachusetts State Department of Transportation Senior RB for Metropolitan Highway System Series 2010 B (A/A3)
4,000,000	5.000	01/01/15	4,347,640
Massachusetts State Development Finance Agency RB for Boston University Series 2009 V-2 (A/A2)
4,000,000	2.875	10/01/14	4,165,520
Massachusetts State Development Finance Agency RB for Partners Healthcare System Issue Series 2012 L (AA/Aa2)
400,000	5.000	07/01/15	447,600
300,000	5.000	07/01/16	345,546
Massachusetts State Development Finance Agency Resource Recovery RB for SEMASS System Series 2001 A (NATL-RE) (BBB/Baa2)
260,000	5.625	01/01/14	261,953
Massachusetts State GO Bonds Consolidated Loan Series 2004 A (AA+/Aa1)(a)
5,000,000	5.000	08/01/14	5,415,550
Massachusetts State GO Bonds Consolidated Loan Series 2004 D (AGM) (AA+/Aa1)(a)
3,475,000	5.000	12/01/14	3,812,249
Massachusetts State GO Bonds Refunding Series 2010 A (AA+/Aa1)(b)
2,500,000	0.710	02/01/14	2,505,975
Massachusetts State Health & Educational Facilities Authority RB for Amherst College Series 2009 K-2 (AA+/Aaa)(c)
3,005,000	1.700	11/01/16	3,079,133

			24,381,166

Michigan – 2.7%
Detroit Michigan Water Supply System RB Senior Lien Series 2005 C (NATL-RE FGIC) (A+/Baa2)
3,000,000	5.000	07/01/16	3,260,910

The accompanying notes are an integral part of these financial statements.	63

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

September 30, 2012 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

State-Specific Municipal Debt Obligations – (continued)
Michigan – (continued)
Detroit Michigan Water Supply System RB Senior Lien Series 2011 A (A+/Baa2)
$1,100,000	5.000%	07/01/13	$1,132,450
1,700,000	5.000	07/01/14	1,801,728
700,000	5.000	07/01/15	757,155
500,000	5.000	07/01/16	546,460
1,295,000	5.000	07/01/17	1,433,449
Detroit Wayne County Stadium Authority RB Refunding Series 2012 (BBB+/Baa2)
500,000	5.000	10/01/14	528,780
1,100,000	5.000	10/01/18	1,224,344
Kent Hospital Finance Authority RB Refunding for Spectrum Health System Series 2008 A (AA/Aa3)(c)
6,850,000	4.250	01/15/14	7,092,833
Michigan Finance Authority RB for Detroit School District Series 2011 (A+/NR)
7,500,000	5.250	06/01/17	8,444,100
Michigan Finance Authority RB for Local Government Loan Program Series 2012 C (A+/A3)
5,185,000	4.000	11/01/18	5,706,974
5,395,000	4.000	11/01/19	5,905,906
Michigan Finance Authority RB Refunding for Detroit School District Series 2012 (A+/NR)
750,000	4.000	06/01/14	782,145
1,375,000	4.000	06/01/17	1,472,694
Michigan Finance Authority RB Refunding for Unemployment Obligation Assessment Series 2012 B (AAA/Aaa)
4,000,000	5.000	07/01/23	4,294,760
Michigan State Building Authority RB Refunding for Facilities Program Series 2003 I (AGM) (AA-/Aa3)
7,580,000	5.250	10/15/14	7,945,735
Michigan State GO Bonds Refunding for Environmental Program Series 2005 B (NATL-RE) (AA-/Aa2)
10,025,000	5.000	11/01/19	11,188,702
Michigan State Hospital Finance Authority RB for Ascension Health Credit Group RMKT 08/16/10 Series 1999 B-3 (AA+/Aa1)(c)
3,875,000	2.000	08/01/14	3,972,030
Michigan State Hospital Finance Authority RB Refunding for Ascension Health Credit Group Series 2010 F-1 (AA+/Aa1)(c)
3,000,000	2.000	05/30/18	3,105,870
Michigan State Hospital Finance Authority RB Refunding for Henry Ford Health System Series 2009 (A/A1)
1,000,000	3.000	11/15/12	1,002,510
Michigan State Strategic Fund Limited Obligation RB Refunding for The Detroit Edison Co. Exempt Facilities Project RMKT 06/01/09 Series 2008 ET-1 (A/NR)(c)
2,500,000	5.250	08/01/14	2,722,025
Michigan State Trunk Line Fund Bonds Series 2011 (AA+/Aa2)
550,000	3.000	11/15/14	580,228
Rochester Community School District GO Refunding Series 2012 (Q-SBLF) (AA-/NR)
875,000	4.000	05/01/18	990,115
700,000	4.000	05/01/19	793,261

State-Specific Municipal Debt Obligations – (continued)
Michigan – (continued)
Royal Oak Hospital Finance Authority RB for William Beaumont Hospital Series 2009 (A/A1)
$2,000,000	6.250%	09/01/14	$2,156,200
Wayne County Airport Authority Airport RB Refunding for Detroit Metropolitan Wayne County Airport Series 2010 C (A/A2)
5,000,000	5.000	12/01/14	5,467,100
10,000,000	5.000	12/01/15	11,268,200
Wayne County Airport Authority Airport RB Refunding for Detroit Metropolitan Wayne County Airport Series 2012 A (A/A2)
1,270,000	5.000	12/01/18	1,510,868
1,385,000	5.000	12/01/19	1,635,574
Wyandotte Electric RB Refunding Series 2009 A (ASSURED GTY) (AA-/Aa3)
3,235,000	4.000	10/01/12	3,235,000

			101,958,106

Minnesota – 1.5%
Minneapolis Minnesota Convention Center GO Bonds Refunding Series 2011 A (AAA/Aaa)
7,980,000	2.000	12/01/17	8,551,129
Minneapolis Minnesota Special School District Refunding Series 2011 A (SD CRED PROG) (AA+/Aa2)
3,525,000	2.000	02/01/13	3,545,903
3,520,000	2.000	02/01/14	3,587,901
Minnesota State COPS for Technology System Lease Purchase Agreement Series 2009 (AA/NR)
8,575,000	4.000	06/01/14	9,012,239
Minnesota State Higher Education Facilities Authority RB for University of St. Thomas Series 2009 Seven-A (GO OF UNIV) (NR/A2)
1,000,000	2.500	10/01/13	1,014,710
950,000	3.000	10/01/14	985,701
Minnesota State Trunk Highway GO Bonds Series 2012 B (AA+/Aa1)
11,700,000	5.000	08/01/17	14,102,595
Minnesota State Various Purpose GO Bonds Series 2009 D (ETM) (AA+/Aa1)(a)
9,445,000	5.000	08/01/13	9,817,322
Osseo Independent School District No. 279 GO Bonds Refunding for School Building Series 2009 C (SD CRED PROG) (AA+/Aa2)
3,820,000	3.000	02/01/13	3,855,411
Watertown Independent School District No. 111 GO Refunding for School Building Series 2012 B (SD CRED PROG) (AA+/NR)
1,620,000	3.000	02/01/16	1,730,727
1,000,000	3.000	02/01/17	1,084,490

			57,288,128

Mississippi – 0.3%
DeSoto County Mississippi GO Bonds Refunding Series 2009 (AA/Aa2)
250,000	3.000	11/01/12	250,460
700,000	3.000	11/01/13	718,018

64	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Principal Amount	Interest Rate	Maturity Date	Value

State-Specific Municipal Debt Obligations – (continued)
Mississippi – (continued)
Greenville Public School District RB Refunding Series 2009 (AA-/NR)
$605,000	4.000%	08/01/13	$619,919
Mississippi State GO Bonds for Capital Improvement Series 2002 (AGM-CR) (AA/Aa2)(a)
5,000,000	5.000	11/01/12	5,018,550
Ocean Springs School District GO Bonds Series 2009 (AA-/NR)
1,135,000	4.000	05/01/13	1,158,222
University Education Building Corp. RB Refunding Series 2009 B (AA/Aa2)
1,790,000	3.000	10/01/13	1,824,082

			9,589,251

Missouri – 0.9%
Curators University of Missouri System Facilities Unrefunded-RB for System Facilities Series 2006 A (AA+/Aa1)
5,070,000	5.000	11/01/17	5,765,959
Kansas City GO Bonds Refunding & Improvement Series 2012 A (AA/Aa2)
5,000,000	2.000	02/01/15	5,179,250
7,600,000	2.000	02/01/16	7,955,148
Missouri State Board of Public Buildings RB Series 2003 A (NR/NR)(a)
3,425,000	5.000	10/15/13	3,591,695
Missouri State Board of Public Buildings Special Obligation Series 2003 A (AA+/Aa1)
400,000	5.000	10/15/14	419,296
St. Louis Board of Education GO Bonds Refunding for Missouri Direct Deposit Program Series 2004 (NATL-RE) (AA+/Baa2)
2,595,000	5.250	04/01/16	2,896,746
St. Louis Board of Education GO Bonds Refunding for Missouri Direct Deposit Program Series 2004 (NATL-RE) (ST AID DIR DEP) (AA+/Baa2)
5,980,000	5.000	04/01/17	6,639,953
St. Louis Missouri Airport Revenue Refunding for Lambert-St. Louis International Airport Series 2011 (A-/Baa1)
2,000,000	5.000	07/01/14	2,141,940
1,000,000	5.000	07/01/15	1,106,850

			35,696,837

Montana – 0.3%
Montana State Department of Transportation Refunding Grant Anticipation Notes for Highway 93 Advance Construction Project-Garvees Series 2012 (AA/Aa2)
1,600,000	2.000	06/01/17	1,685,408
2,000,000	3.000	06/01/17	2,198,020
1,750,000	3.000	06/01/18	1,930,985
800,000	4.000	06/01/18	926,504
1,790,000	3.000	06/01/19	1,975,122
1,440,000	4.000	06/01/19	1,680,293

			10,396,332

State-Specific Municipal Debt Obligations – (continued)
Nevada – 1.0%
Clark County Improvement District Refunding for Special Improvement District No. 142 Mountain Edge Local Improvement Series 2012 (BBB-/NR)
$1,865,000	2.000%	08/01/13	$1,874,157
3,000,000	3.000	08/01/14	3,052,440
3,195,000	3.000	08/01/15	3,225,193
3,410,000	3.000	08/01/16	3,422,174
4,115,000	4.000	08/01/17	4,272,234
Clark County McCarran International Airport RB Refunding for Passenger Facility Charge Series 2010 F-1 (A+/A1)
3,000,000	5.000	07/01/16	3,394,920
Clark County School District GO Bonds Refunding Series 2004 A (AGM) (AA-/Aa3)
3,000,000	5.000	06/15/16	3,217,590
Clark County School District Limited Tax GO Bonds Refunding Series 2003 D (NATL-RE) (AA-/Aa2)(a)
3,450,000	5.000	12/15/13	3,644,511
Las Vegas City Limited Tax GO Bonds Medium-Term Various Purpose Series 2011 A (AA/Aa2)
1,000,000	2.000	12/01/15	1,035,150
2,700,000	4.000	12/01/16	3,023,433
2,810,000	4.000	12/01/17	3,112,693
Las Vegas Valley Water District GO Bonds Refunding Series 2008 B (ETM) (AA+/Aa2)(a)
5,000,000	5.000	06/01/13	5,157,450
North Las Vegas Nevada Local Improvement Special Assessment Refunding for Sub-Special Improvement District No. 60-B Series 2006 (NR/NR)
590,000	4.700	12/01/12	591,410
520,000	4.800	12/01/14	531,643

			39,554,998

New Hampshire – 0.4%
Manchester New Hampshire General Airport RB Refunding Series 2009 B (BBB+/A3)
5,105,000	5.000	01/01/13	5,149,056
5,240,000	5.000	01/01/14	5,461,862
New Hampshire Health & Education Facilities Authority RB for Dartmouth-Hitchcock Obligated Group Series 2009 (A+/NR)
2,900,000	3.250	08/01/13	2,951,446

			13,562,364

New Jersey – 3.9%
Atlantic County Utilities Authority Sewer RB Refunding Series 2009 (ASSURED GTY) (AA-/NR)
4,000,000	5.000	01/15/13	4,050,280
Bergen County New Jersey GO Bonds for General Improvement Series 2011 A (ST AID WITHHLDG) (NR/Aaa)
1,730,000	2.000	12/01/13	1,765,275
1,275,000	2.000	12/01/14	1,316,055
1,320,000	2.000	12/01/15	1,378,621
1,725,000	2.000	12/01/16	1,819,720
2,355,000	2.000	12/01/17	2,487,798
2,500,000	2.000	12/01/18	2,638,250

The accompanying notes are an integral part of these financial statements.	65

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

September 30, 2012 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

State-Specific Municipal Debt Obligations – (continued)
New Jersey – (continued)
Brick Township GO Bonds for General Improvements Series 2012 (NR/Aa2)
$2,140,000	2.000%	08/15/16	$2,249,290
Gloucester County New Jersey GO Bonds Refunding Series 2011 (AA+/NR)
325,000	2.000	10/01/14	333,482
660,000	2.000	10/01/15	682,988
1,245,000	3.000	10/01/17	1,359,652
Monmouth County GO Bonds Refunding Series 2010 C (AAA/Aaa)
5,425,000	4.000	03/01/16	6,050,719
Montgomery Township GO Bonds Refunding Series 2012 (NR/Aa1)(e)
2,320,000	3.000	08/01/16	2,510,194
New Jersey COPS for Equipment Lease Purchase Agreement Series 2009 A (A+/A1)
2,000,000	5.000	06/15/13	2,055,640
New Jersey Economic Development Authority RB for School Facilities Construction RMKT 04/30/08 Series 2008 (AGM) (AA-/Aa3)(c)
2,000,000	5.000	09/01/14	2,151,440
New Jersey Economic Development Authority RB for School Facilities Construction Series 2003 F (NATL-RE FGIC) (A+/A1)(a)
2,695,000	5.250	06/15/13	2,789,568
New Jersey Economic Development Authority RB for School Facilities Construction Series 2005 K (A+/A1)(a)
3,905,000	5.000	03/01/15	4,337,596
New Jersey Economic Development Authority RB for School Facilities Construction Series 2005 K (NATL-RE FGIC) (A+/A1)
3,685,000	5.250	12/15/14	4,034,191
New Jersey Economic Development Authority RB for School Facilities Construction Series 2007 (AGM) (AA-/Aa3)(c)
5,000,000	5.000	09/01/15	5,561,700
New Jersey Economic Development Authority RB Refunding for School Facilities Construction Series 2008 W (ETM) (A+/A1)(a)
1,300,000	5.000	03/01/13	1,325,571
New Jersey Economic Development Authority RB Refunding for School Facilities Construction Series 2010 DD-1 (A+/A1)
7,500,000	5.000	12/15/16	8,727,450
New Jersey Educational Facilities Authority RB for Rider University Series 2012 A (BBB+/Baa1)
1,240,000	5.000	07/01/17	1,427,563
1,265,000	4.000	07/01/18	1,399,444
New Jersey Health Care Facilities Financing Authority RB for Meridian Health System Obligated Group Issue Series 2011 (A-/NR)
500,000	4.000	07/01/13	512,755
1,000,000	5.000	07/01/14	1,072,240
1,000,000	5.000	07/01/15	1,108,290
2,000,000	5.000	07/01/16	2,283,740
New Jersey Health Care Facilities Financing Authority RB Refunding for Barnabas Health Issue Series 2011 A (BBB/Baa2)
4,875,000	3.000	07/01/13	4,959,923

State-Specific Municipal Debt Obligations – (continued)
New Jersey – (continued)
New Jersey Health Care Facilities Financing Authority RB Refunding for Hackensack University Medical Center Issue Series 2010 B (A-/A3)
$1,900,000	4.000%	01/01/13	$1,912,673
4,680,000	3.500	01/01/16	4,926,542
New Jersey State GO Bonds Refunding Series 2010 Q (AA-/Aa3)
10,000,000	5.000	08/15/15	11,279,200
5,000,000	5.000	08/15/16	5,820,800
New Jersey State Turnpike Authority RB Series 2012 B (A+/A3)
10,000,000	5.000	01/01/19	12,105,200
New Jersey Transportation Trust Fund Authority RB for Transportation System Series 2001 C (AGM) (AA-/Aa3)
5,285,000	5.750	12/15/12	5,342,712
New Jersey Transportation Trust Fund Authority RB for Transportation System Series 2004 B (NATL-RE) (A+/A1)
6,800,000	5.500	12/15/16	8,129,808
New Jersey Transportation Trust Fund Authority RB for Transportation System Series 2011 B (A+/A1)
1,500,000	5.000	06/15/15	1,665,795
1,000,000	5.000	06/15/16	1,146,500
Newark Housing Authority RB for South Ward Police Facility Series 2009 (ASSURED GTY) (GO OF CITY) (NR/Aa3)
1,000,000	3.500	12/01/12	1,003,560
1,235,000	3.500	12/01/13	1,263,306
Somerset County New Jersey GO Bonds Series 2009 A (AAA/Aaa)
3,320,000	2.000	08/01/13	3,369,667
Sussex County New Jersey GO Bonds for General Improvement Series 2010 (NR/Aa2)
2,665,000	2.000	08/15/14	2,735,143
Tobacco Settlement Financing Corp. RB Series 2003 (AA+/Aaa)(a)
1,750,000	6.750	06/01/13	1,825,932
Tobacco Settlement Financing Corp. RB Series 2007 1-A (B/B1)
9,590,000	4.500	06/01/23	9,250,610
Union County New Jersey GO Bonds Refunding for General Improvement Series 2009 (AA+/Aa1)
4,195,000	4.000	03/01/14	4,403,617

			148,570,500

New Mexico – 1.2%
Albuquerque New Mexico GO Bonds Series 2009 A (AAA/Aa1)
4,000,000	3.000	07/01/13	4,083,560
Farmington New Mexico PCRB Refunding for Southern California Edison Co. Four Corners Project RMKT 04/01/10 Series 2010 B (NR/A1)(c)
10,000,000	2.875	04/01/15	10,367,800
New Mexico State Severance Tax RB Refunding Series 2011 A-2 (AA/Aa1)
5,000,000	5.000	07/01/16	5,817,400
12,625,000	5.000	07/01/18	15,484,689
New Mexico State Severance Tax RB Series 2010 A (AA/Aa1)
2,000,000	5.000	07/01/17	2,394,400
New Mexico State Severance Tax RB Series 2011 A-1 (AA/Aa1)
5,475,000	5.000	07/01/17	6,554,670

			44,702,519

66	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Principal Amount	Interest Rate	Maturity Date	Value

State-Specific Municipal Debt Obligations – (continued)
New York – 11.1%
Albany County Airport Authority RB Refunding Series 2010 A (AGM) (AA-/Aa3)
$1,625,000	5.000%	12/15/15	$1,820,439
Albany County GO Serial Bonds Series 2010 (AA/Aa3)
1,920,000	2.000	06/01/14	1,967,904
1,640,000	3.000	06/01/15	1,729,462
1,385,000	3.000	06/01/16	1,486,396
Marlboro Central School District GO Serial Bonds Series 2010 (AGM) (ST AID WITHHLDG) (AA-/NR)
890,000	3.000	10/15/12	890,739
870,000	3.000	10/15/13	890,201
950,000	4.000	10/15/14	1,003,865
990,000	4.000	10/15/15	1,068,329
Metropolitan Transportation Authority New York RB Refunding for Transportation Series 2012 C (A/A2)
1,000,000	5.000	11/15/15	1,131,670
730,000	4.000	11/15/16	820,615
Metropolitan Transportation Authority RB Series 2008 (A/A2)(c)
2,940,000	5.000	11/15/12	2,955,229
Metropolitan Transportation Authority RB Series 2011 D (A/A2)
725,000	3.000	11/15/13	746,968
1,000,000	4.000	11/15/15	1,100,900
Monroe County GO Bonds Refunding Series 2012 (BBB+/A3)
1,500,000	5.000	03/01/13	1,527,180
1,000,000	5.000	03/01/15	1,085,790
3,000,000	5.000	03/01/16	3,340,440
Monroe County Industrial Development Agency Civic Facilities RB for Highland Hospital Project Series 2005 (BBB+/A2)
515,000	5.000	08/01/13	532,325
Nassau County GO Revenue Anticipation Notes Series 2012 A (SP-1+/NR)
7,250,000	2.000	03/29/13	7,305,173
Nassau County New York GO Bonds Refunding Series 2009 E (A+/A1)
3,000,000	4.000	06/01/13	3,063,960
New York City GO Bonds Series 2009 E (AA/Aa2)
9,340,000	3.000	08/01/13	9,555,380
New York City GO Bonds Series 2009 H-1 (AA/Aa2)
2,500,000	4.000	03/01/13	2,539,225
New York City GO Bonds Series 2010 A (AA/Aa2)
1,200,000	3.000	08/01/16	1,305,960
New York City GO Bonds Series 2010 B (AA/Aa2)
6,770,000	5.000	08/01/15	7,630,467
New York City Prerefunded Refunding Series 2009 C (ETM) (NR/Aa2)(a)
560,000	5.000	08/01/13	581,935
New York City Tax Exempt GO Bonds Subseries 2009 H-1 (ASSURED GTY) (AA/Aa2)
5,000,000	5.000	03/01/15	5,552,600
New York City Transitional Finance Authority RB Future Tax Secured Subseries 2009 (AAA/Aa1)
1,075,000	5.000	11/01/12	1,079,031
New York City Transitional Finance Authority RB Future Tax Secured Subseries 2009 (ETM) (NR/NR)(a)
1,675,000	5.000	11/01/12	1,681,214

State-Specific Municipal Debt Obligations – (continued)
New York – (continued)
New York City Transitional Finance Authority RB Future Tax Secured Subseries 2009 B (AAA/Aa1)
$12,285,000	3.000%	11/01/12	$12,312,027
New York City Transitional Finance Authority RB Future Tax Secured Subseries 2009 B (ETM) (NR/Aa1)(a)
4,965,000	3.000	11/01/12	4,975,724
New York City Transitional Finance Authority RB Future Tax Subordinate Refunding Series 2012 B (AAA/Aa1)
4,885,000	5.000	11/01/15	5,553,952
10,650,000	5.000	11/01/17	12,853,698
5,000,000	5.000	11/01/18	6,159,850
22,790,000	5.000	11/01/19	28,544,019
New York City Unrefunded Refunding Series 2009 C (AA/Aa2)
6,440,000	5.000	08/01/13	6,694,960
New York State Bridge Authority General RB Refunding Series 2011 (GO OF AUTH) (AA-/Aa3)
3,145,000	3.000	01/01/14	3,249,194
2,000,000	4.000	01/01/15	2,159,760
New York State Dormitory Authority Lease RB for Municipal Health Facilities Improvement Program Series 2010-1 (CITY APPROP) (AA-/Aa3)
4,825,000	5.000	01/15/14	5,101,086
New York State Dormitory Authority North Shore-Long Island Jewish Obligated Group RB Series 2011 A (A-/A3)
2,215,000	4.000	05/01/17	2,466,358
New York State Dormitory Authority Personal Income Tax RB Series 2010 E (AAA/NR)
21,935,000	3.000	02/15/14	22,741,988
7,095,000	5.000	02/15/15	7,855,868
New York State Dormitory Authority RB for State University Educational Facilities Series 1993 A (NATL-RE-IBC) (BBB/Aa3)
2,715,000	5.500	05/15/13	2,802,939
New York State Dormitory Authority Tax Exempt General Purpose Personal Income Tax RB Series 2011 E (AAA/NR)
8,375,000	5.000	08/15/17	10,063,903
New York State Energy Research & Development Authority Pollution Control RB for New York State Electric & Gas Corporation Project Series 2011 B (BBB+/Baa1)
5,000,000	2.250	10/15/15	5,171,050
New York State Energy Research & Development Authority Pollution Control RB for New York State Electric & Gas Corporation Project Series 2011 C (BBB+/Baa1)
8,000,000	2.250	12/01/15	8,285,040
New York State GO Bonds Refunding Series 2009 C (AA/Aa2)
27,085,000	3.000	02/01/13	27,334,182
23,075,000	3.000	02/01/15	24,491,344
New York State Tax Exempt GO Bonds Series 2011 E (AA/Aa2)
6,950,000	5.000	12/15/17	8,469,409
New York State Thruway Authority RB for General Highway and Bridge Trust Series 2011 A-1 (AA/NR)
6,440,000	5.000	04/01/17	7,597,332
New York State Thruway Authority RB for Local Highway and Bridge Service Contract Series 2009 (AA-/NR)
4,560,000	4.000	04/01/13	4,644,451
2,730,000	5.000	04/01/14	2,918,206

The accompanying notes are an integral part of these financial statements.	67

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

September 30, 2012 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

State-Specific Municipal Debt Obligations – (continued)
New York – (continued)
New York State Urban Development Corp. RB for State Personal Income Tax Series 2009 B-1 (AAA/NR)
$1,060,000	5.000%	03/15/13	$1,082,970
New York State Urban Development Corp. RB for State Personal Income Tax Series 2010 A (AAA/NR)
8,000,000	5.000	03/15/16	9,209,040
New York State Urban Development Corp. RB for State Personal Income Tax Series 2010 B (AA-/NR)
21,775,000	5.000	01/01/14	23,019,877
Suffolk County New York Public Improvement Series 2011 A (A+/A1)
4,520,000	3.000	05/15/15	4,768,510
Suffolk County New York Refunding Serial Bonds Series 2012 A (A+/A1)
1,000,000	3.000	04/01/13	1,012,280
3,275,000	4.000	04/01/14	3,440,420
2,000,000	4.000	04/01/15	2,154,140
Suffolk County New York Refunding Serial Bonds Series 2012 B (A+/A1)
680,000	3.000	10/01/13	696,497
2,310,000	4.000	10/01/14	2,466,918
2,000,000	4.000	10/01/16	2,220,260
1,000,000	4.000	10/01/17	1,118,330
Suffolk County New York Tax Anticipation Notes Series 2012 III (SP-1/NR)
23,000,000	2.000	09/12/13	23,350,290
Suffolk Tobacco Asset Securitization Corp. RB Tobacco Settlement Asset-Backed Bonds Series 2012 B (A/NR)
370,000	4.000	06/01/17	397,983
490,000	4.000	06/01/18	528,024
575,000	5.000	06/01/19	653,988
620,000	5.000	06/01/20	707,017
Tobacco Settlement Financing Corp. RB Asset-Backed Bonds for State Contingency Contract Secured Series 2011 B (AA-/NR)
30,000,000	5.000	06/01/17	35,421,300
Tobacco Settlement Financing Corp. RB Asset-Backed Bonds Series 2003 B-1C (AA-/Aa3)
12,500,000	5.500	06/01/19	12,942,500
Yonkers New York GO Bonds Series 2011 A (BBB+/Baa1)
2,000,000	5.000	10/01/13	2,068,020
2,020,000	5.000	10/01/14	2,147,300
2,000,000	5.000	10/01/15	2,184,540
2,000,000	5.000	10/01/16	2,230,880

			420,660,821

North Carolina – 2.9%
Centennial Authority RB Refunding Series 2009 (ASSURED GTY) (AA-/Aa2)
3,190,000	5.000	09/01/13	3,298,875
Charlotte North Carolina Douglas International Airport RB Series 2010 A (A+/Aa3)
1,220,000	2.250	07/01/14	1,251,647
Charlotte North Carolina GO Bonds Refunding Series 2009 B (AAA/Aaa)
6,010,000	5.000	06/01/13	6,201,298

State-Specific Municipal Debt Obligations – (continued)
North Carolina – (continued)
Charlotte-Mecklenburg Hospital Authority RB Refunding for Carolinas HealthCare System Series 2009 A (AA-/Aa3)
$740,000	4.000%	01/15/13	$747,748
Durham North Carolina Utility System Revenue Refunding Series 2011 (AAA/Aa1)
500,000	3.000	06/01/14	522,435
300,000	4.000	06/01/16	337,809
North Carolina Eastern Municipal Power Agency Power System RB Refunding Series 2008 A (A-/Baa1)
1,000,000	5.000	01/01/14	1,053,430
North Carolina Eastern Municipal Power Agency Power System RB Refunding Series 2010 A (A-/Baa1)
5,500,000	5.000	01/01/16	6,230,730
North Carolina Eastern Municipal Power Agency Power System RB Refunding Series 2012 B (A-/Baa1)
6,000,000	5.000	01/01/15	6,581,940
1,500,000	5.000	01/01/16	1,705,500
4,535,000	5.000	01/01/17	5,278,695
3,000,000	5.000	01/01/19	3,607,740
North Carolina Eastern Municipal Power Agency Power System RB Series 2009 A (A-/Baa1)
1,500,000	3.200	01/01/13	1,509,495
500,000	5.000	01/01/13	505,360
North Carolina Eastern Municipal Power Agency Power System RB Series 2009 B (A-/Baa1)
500,000	3.000	01/01/13	502,925
3,000,000	3.000	01/01/14	3,086,070
North Carolina Eastern Municipal Power Agency Power System RB Series 2012 A (A-/Baa1)
5,235,000	2.000	01/01/15	5,367,341
1,815,000	3.000	01/01/16	1,928,183
2,000,000	3.000	01/01/18	2,165,460
1,275,000	5.000	01/01/18	1,517,671
2,000,000	3.000	01/01/19	2,153,380
1,000,000	5.000	01/01/19	1,202,580
North Carolina GO Bonds Refunding Series 2005 B (AAA/Aaa)
16,925,000	5.000	04/01/17	20,230,791
North Carolina Grant and Revenue Anticipation Vehicle Bonds Series 2011 (AA/Aa2)(c)
6,000,000	4.000	03/01/18	6,820,380
North Carolina Infrastructure Finance Corp. COPS Capital Improvement Series 2006 A (AGM) (AA+/Aa1)
6,490,000	5.000	02/01/14	6,883,099
North Carolina Municipal Power Agency No. 1 Catawba Electric RB Series 1998 A (NATL-RE) (A/A2)
1,000,000	5.500	01/01/14	1,062,590
North Carolina Municipal Power Agency No. 1 Catawba Electric RB Series 2008 C (ETM) (A/A2)(a)
5,395,000	5.250	01/01/13	5,461,412
North Carolina Turnpike Authority Monroe Connector System State Appropriation RB Series 2011 (AA/Aa2)
3,000,000	4.000	07/01/14	3,179,970
Wake County GO Bonds Refunding Series 2009 D (AAA/Aaa)
10,000,000	4.000	02/01/13	10,125,800

68	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Principal Amount	Interest Rate	Maturity Date	Value

State-Specific Municipal Debt Obligations – (continued)
North Carolina – (continued)
Winston-Salem North Carolina Water and Sewer System RB Refunding Series 2010 D (AAA/Aa1)
$985,000	3.000%	06/01/15	$1,048,661

			111,569,015

Ohio – 1.5%
Akron City Ohio Jedd RB Refunding Series 2011 (AA-/NR)
470,000	4.000	12/01/14	498,816
1,000,000	4.000	12/01/15	1,086,260
1,425,000	5.000	12/01/16	1,635,373
1,740,000	5.000	12/01/17	2,040,393
Bowling Green Ohio City Student Housing RB for CFP I LLC Bowling Green State University Project Series 2010 (BBB-/NR)
2,595,000	4.000	06/01/16	2,783,942
Buckeye Ohio Tobacco Settlement Financing Authority RB Senior Turbo Asset-Backed Bonds Series 2007 A-2 (B-/B3)
13,745,000	5.125	06/01/24	11,566,692
3,415,000	5.375	06/01/24	2,940,554
Cincinnati Ohio City School District GO Bonds for Classroom Facilities Construction and Improvement Series 2003 (AGM) (AA-/Aa2)(a)
5,000,000	5.000	12/01/13	5,272,750
Cleveland Ohio Airport System RB Series 2009 C (A-/Baa1)
5,000,000	4.000	01/01/13	5,033,600
New Albany Community Authority RB Refunding Series 2012 C (NR/A1)
1,100,000	4.000	10/01/17	1,220,098
800,000	4.000	10/01/18	895,240
Ohio Housing Finance Agency Single Family Prerefunded Series 1985 (FGIC FHA/VA/PRIV MTGS) (AA+/WR)(a)(d)
1,500,000	0.000	01/15/14	1,346,730
Ohio State Air Quality Development Authority PCRB Refunding for FirstEnergy Series 2009 D (BBB-/Baa3)(c)
3,000,000	2.250	09/15/16	3,005,640
Ohio State GO Bonds for Highway Capital Improvement Series 2010 N (AAA/Aa1)
7,620,000	3.000	05/01/14	7,936,230
Ohio State GO Bonds Refunding for Higher Education Series 2009 C (AA+/Aa1)
2,450,000	5.000	08/01/13	2,547,216
Ohio State Higher Education Facility Commission RB for University Hospitals Health System, Inc. Series 2009 C (A/A2)(a)(c)
4,100,000	3.750	01/15/13	4,136,490
Ohio State RB for Mental Health Capital Facilities Series II – 2009 A (ST APPROP) (AA/Aa2)
1,320,000	4.000	12/01/13	1,372,787
Ohio State Water Development Authority Solid Waste Disposal RB for Waste Management, Inc. Project Series 2004 (BBB/NR)(c)
2,000,000	2.625	01/02/13	2,000,000

			57,318,811

Oklahoma – 1.4%
Norman Oklahoma GO Bonds Series 2012 B (NR/Aa2)
3,750,000	0.050	03/01/15	3,695,363

State-Specific Municipal Debt Obligations – (continued)
Oklahoma – (continued)
Oklahoma County Independent School District No. 12 Combined Purpose GO Bonds for Edmond School District Series 2010 (AA/NR)
$4,020,000	2.000%	03/01/13	$4,049,386
4,745,000	2.250	03/01/14	4,868,370
Oklahoma County Independent School District No. 12 Combined Purpose GO Bonds for Edmond School District Series 2012 (AA/NR)
4,845,000	0.050	03/01/14	4,821,163
3,765,000	2.000	03/01/16	3,933,597
5,470,000	2.000	03/01/17	5,756,354
Oklahoma County Independent School District No. 52 GO Bonds for Midwest City-Del City School District Series 2012 (NR/Aa2)
2,160,000	2.000	01/01/14	2,203,934
1,860,000	2.000	01/01/15	1,906,184
2,160,000	2.000	01/01/17	2,227,651
Oklahoma Development Finance Authority RB for Master Oklahoma State System Higher Education Series 2008 A (AA/Aa3)
1,340,000	5.000	06/01/13	1,378,203
Oklahoma Development Finance Authority Solid Waste Disposal RB for Waste Management of Oklahoma, Inc. Project Series 2004 A (BBB/NR)(c)
3,000,000	2.250	06/02/14	3,059,220
Tulsa County Industrial Authority RB for Capital Improvement RMKT 08/17/09 Series 2003 A (AA-/NR)
10,965,000	4.000	05/15/16	12,155,251
Tulsa Oklahoma GO Bonds Refunding Series 2009 A (AA/Aa1)
1,015,000	3.000	03/01/13	1,026,794
Tulsa Oklahoma GO Bonds Refunding Series 2009 B (AA/Aa1)
1,985,000	3.000	03/01/13	2,008,066
Tulsa Oklahoma GO Bonds Series 2009 (AA/Aa1)
1,000,000	5.000	10/01/14	1,091,290

			54,180,826

Oregon – 0.7%
Clackamas County Hospital Facility Authority RB Legacy Health System Series 2009 C (A+/A2)(c)
2,000,000	5.000	07/15/14	2,130,360
Gilliam County Oregon Solid Waste Disposal RB for Waste Management, Inc. Project RMKT 03/01/10 Series 2007 (BBB/NR)(c)
5,000,000	2.000	09/02/14	5,133,000
Klamath Falls Oregon Intercommunity Hospital Authority RB Unrefunded Balance for Merle West Medical Center Project Series 2002 (BBB/BBB+)
325,000	5.800	09/01/14	329,267
175,000	5.900	09/01/15	177,272
Lake Oswego Oregon GO Bonds Series 2009 A (AAA/Aa1)
1,575,000	3.000	12/01/13	1,624,250
North Clackamas School District No. 12 GO Bonds Refunding Series 2004 (AGM) (SCH BD GTY) (AA+/Aa1)
3,000,000	5.000	06/15/13	3,100,440

The accompanying notes are an integral part of these financial statements.	69

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

September 30, 2012 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

State-Specific Municipal Debt Obligations – (continued)
Oregon – (continued)
Oregon Coast Community College District GO Bonds Refunding Series 2012 (SCH BD GTY) (NR/Aa1)
$1,050,000	2.000%	06/15/15	$1,088,735
1,120,000	2.000	06/15/16	1,173,088
790,000	2.000	06/15/17	830,645
1,165,000	2.000	06/15/18	1,222,108
1,445,000	3.000	06/15/19	1,595,280
1,245,000	3.000	06/15/20	1,366,998
Oregon State Facilities Authority RB Refunding for Legacy Health System Series 2010 A (A+/A2)
500,000	5.000	03/15/13	510,235
500,000	5.000	03/15/14	528,790
Oregon State Facilities Authority RB Refunding for Legacy Health System Series 2011 A (A+/A2)
500,000	5.000	05/01/15	550,095
2,000,000	5.000	05/01/16	2,265,360
Oregon State GO Bonds Refunding for Oregon University System Series 2012 B (AA+/Aa1)
1,175,000	3.000	08/01/17	1,306,612
1,120,000	3.000	08/01/18	1,258,656

			26,191,191

Pennsylvania – 1.3%
Allegheny County Higher Education Building Authority RB for Chatham University Series 2012 A (BBB/NR)
750,000	5.000	09/01/18	858,188
Allegheny County Redevelopment Authority Tax Increment Refunding for Waterfront Project Series 2007 A (A/NR)
1,300,000	4.250	12/15/12	1,307,982
1,345,000	4.250	12/15/13	1,389,439
1,050,000	4.250	12/15/15	1,110,785
645,000	4.250	12/15/17	682,887
Carbon County Hospital Authority RB Refunding for Gnaden Huetten Memorial Hospital Series 2000 (AMBAC) (CNTY GTD) (NR/WR)
790,000	5.400	11/15/14	809,055
Chester County Health & Education Facilities Authority RB for Jefferson Health System Series 2010 A (AA/Aa3)
1,775,000	4.000	05/15/14	1,865,152
Pennsylvania Economic Development Financing Authority Solid Waste Disposal RB for Waste Management, Inc. Project Series 2009 (BBB/NR)(c)
2,500,000	2.625	12/03/12	2,509,800
Pennsylvania Higher Educational Facilities Authority RB for La Salle University Series 2012 (BBB/NR)
285,000	3.000	05/01/15	296,725
390,000	3.000	05/01/16	408,630
440,000	3.000	05/01/17	461,120
1,165,000	5.000	05/01/18	1,333,354
1,000,000	5.000	05/01/19	1,150,750
Pennsylvania State Commonwealth GO Bonds for City of Pittsburgh Series 2006 B (AGM) (AA-/Aa3)
6,455,000	5.000	09/01/14	6,943,773

State-Specific Municipal Debt Obligations – (continued)
Pennsylvania – (continued)
Pennsylvania State Commonwealth GO Bonds for City of Pittsburgh Series 2012 A (BBB/A1)
$625,000	4.000%	09/01/15	$670,075
600,000	4.000	09/01/16	653,424
500,000	3.000	09/01/17	527,835
550,000	4.000	09/01/17	606,353
Pennsylvania State Commonwealth GO Bonds Refunding Series 2002 (AA/Aa2)
1,850,000	5.500	02/01/13	1,882,171
Pennsylvania State Commonwealth RB for Harrisburg Area Community College Project Series 2011 (AGM) (AA-/NR)
1,305,000	4.000	10/01/15	1,385,975
Pennsylvania State Department of General Services COPS Refunding Series 2001 (AGM) (AA-/Aa3)
250,000	5.000	11/01/12	250,817
Pennsylvania State University Bonds Refunding Series 2002 (AA/Aa1)
1,000,000	5.250	08/15/15	1,127,070
Philadelphia GO Bonds Series 2011 (AGM) (AA-/Aa3)
1,460,000	5.000	08/01/16	1,661,641
Philadelphia Hospitals & Higher Education Facilities Authority Hospital RB Refunding for Temple University Health System Series 2012 B (BBB-/Ba1)
1,500,000	5.000	07/01/15	1,584,495
1,500,000	5.000	07/01/16	1,600,500
2,000,000	5.000	07/01/17	2,146,280
Philadelphia School District GO Bonds Refunding Series 2005 A (AMBAC) (ST AID WITHHLDG) (A+/Aa3)
1,000,000	5.000	08/01/13	1,037,550
Pittsburgh Water & Sewer Authority RB Refunding Subordinate Series 2012 C-1D (AGM) (AA-/NR)(c)
6,000,000	1.400	09/01/15	6,006,780
Red Lion Area School District GO Bonds RMKT 10/01/09 Series 2005 (AGM) (ST AID WITHHLDG) (AA-/NR)
1,000,000	4.000	05/01/13	1,020,690
Southeastern Pennsylvania Transportation Authority RB Refunding Series 2010 (AA-/A1)
3,000,000	3.000	03/01/14	3,092,850
University of Pittsburgh RB for University Capital Project RMKT 12/17/08 Series 2005 A (GO OF UNIV) (AA/Aa1)(c)
2,000,000	5.500	09/15/13	2,084,280

			48,466,426

Puerto Rico – 1.8%
Government Development Bank for Puerto Rico RB Refunding RMKT 12/30/09 Series 1985 (NATL-RE) (COMWLTH GTD) (BBB/NR)
11,365,000	4.750	12/01/15	11,548,204
Government Development Bank for Puerto Rico Senior Notes RB Series 2006 B (BBB/Baa1)
2,645,000	5.000	12/01/15	2,859,774
Puerto Rico Commonwealth Aqueduct & Sewer Authority RB Senior Lien Series 2012 A (BBB-/Baa2)
14,595,000	5.000	07/01/17	15,991,304
7,285,000	5.000	07/01/19	7,904,152

70	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Principal Amount	Interest Rate	Maturity Date	Value

State-Specific Municipal Debt Obligations – (continued)
Puerto Rico – (continued)
Puerto Rico Commonwealth GO Bonds Refunding for Public Improvement Series 2008 A (ASSURED GTY) (AA-/Aa3)
$825,000	5.000%	07/01/14	$880,275
Puerto Rico Commonwealth Highway & Transportation Authority RB Refunding for Transportation Series 2004 I (BBB/Baa1)
2,100,000	5.000	07/01/24	2,170,413
Puerto Rico Electric Power Authority Power RB Refunding Series 2005 SS (NATL-RE) (BBB+/Baa1)
1,000,000	5.000	07/01/31	1,031,020
Puerto Rico Electric Power Authority Power RB Refunding Series 2007 UU (NATL-RE) (BBB+/Baa1)
835,000	4.000	07/01/14	869,176
Puerto Rico Electric Power Authority Power RB Refunding Series 2012 B (BBB+/Baa1)
2,000,000	5.000	07/01/16	2,194,880
Puerto Rico Electric Power Authority RB Refunding LIBOR Series 2007 UU (BBB+/Baa1)(b)
20,825,000	1.009	07/01/12	14,036,883
Puerto Rico Electric Power Authority RB Refunding Series 1999 OO (AGC) (AA-/Aa3)
500,000	5.000	07/01/13	515,510
Puerto Rico Municipal Finance Agency GO Bonds Series 2002 A (AGM) (AA-/Aa3)
1,125,000	5.250	08/01/16	1,128,037
Puerto Rico Public Buildings Authority RB for Government Facilities Series 2002 C (COMWLTH GTD) (BBB/Baa1)
2,250,000	5.500	07/01/16	2,466,945
Puerto Rico Public Buildings Authority RB for Government Facilities Series 2007 N (COMWLTH GTD) (BBB/Baa1)
3,940,000	5.000	07/01/14	4,140,822

			67,737,395

Rhode Island – 0.0%
Tobacco Settlement Financing Corp. RB Asset-Backed Bonds Series 2002 A (BBB/Baa1)
890,000	6.000	06/01/23	891,486

South Carolina – 1.9%
Beaufort-Jasper South Carolina Water & Sewer Authority Waterworks and Sewer System RB Series 2010 B (AA/Aa1)
1,255,000	4.000	03/01/13	1,274,741
2,400,000	5.000	03/01/14	2,548,152
Clemson University RB Refunding Series 2012 (AA/Aa2)
5,770,000	2.000	05/01/16	6,013,725
4,440,000	2.000	05/01/17	4,648,325
5,000,000	2.000	05/01/18	5,228,950
Columbia City South Carolina Waterworks and Sewer System RB Refunding Series 2011 B (AA/Aa1)
1,205,000	4.000	02/01/15	1,298,098
Columbia City South Carolina Waterworks and Sewer System RB Series 2011 A (AA/Aa1)
1,020,000	3.000	02/01/15	1,075,284
1,025,000	3.000	02/01/16	1,096,104
Florence County South Carolina Hospital RB for McLeod Regional Medical Center Project Series 2010 A (AA-/NR)
1,125,000	3.000	11/01/12	1,126,946
1,905,000	4.000	11/01/16	2,110,226

State-Specific Municipal Debt Obligations – (continued)
South Carolina – (continued)
Georgetown County South Carolina School District GO Bonds Refunding Series 2011 B (SCSDE) (AA/Aa1)
$6,455,000	3.000%	03/01/13	$6,529,491
4,330,000	5.000	03/01/16	4,984,999
5,895,000	5.000	03/01/17	7,016,759
5,500,000	5.000	03/01/19	6,851,240
Oconee County PCRB Refunding for Duke Power Co. Project Series 2009 (A/A1)
6,000,000	3.600	02/01/17	6,510,240
Richland County South Carolina GO Bonds Series 2009 A (AA+/Aa1)
1,585,000	5.000	03/01/13	1,616,446
Richland County South Carolina GO Bonds Series 2012 A (ST AID WITHHLDG) (AA+/Aa1)
2,000,000	4.000	03/01/17	2,291,820
Richland County South Carolina School District No. 2 GO Bonds Refunding Series 2009 C (SCSDE) (AA/Aa1)
1,615,000	3.000	03/01/13	1,633,637
1,595,000	3.000	03/01/14	1,655,132
South Carolina Jobs-Economic Development Authority Hospital RB Refunding and Improvement for Palmetto Health Series 2009 (BBB+/Baa1)
1,080,000	3.500	08/01/13	1,104,905
1,000,000	5.000	08/01/14	1,073,200
Western Carolina Regional Sewer Authority RB Refunding for Sewer System Series 2005 B (AGM) (AA/Aa2)
2,200,000	5.000	03/01/15	2,434,718

			70,123,138

South Dakota – 0.0%
South Dakota State Health & Educational Facilities Authority RB for Sanford Health Series 2009 (A+/A1)
1,250,000	4.250	11/01/14	1,328,525

Tennessee – 0.7%
Johnson City Health & Educational Facilities Board Hospital RB for Mountain States Health Alliance Series 2010 A (BBB+/Baa1)
890,000	5.000	07/01/15	970,661
Maury County Tennessee GO Bonds Series 2006 (XLCA) (NR/Aa2)(a)
2,180,000	3.600	04/01/14	2,286,863
Memphis Tennessee Electric System RB Subseries 2003 A (NATL-RE) (AA+/Aa2)(a)
6,000,000	5.000	12/01/13	6,327,300
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board RB Refunding for Vanderbilt University Series 2008 A (GO OF UNIV) (AA/Aa2)
5,000,000	4.500	10/01/12	5,000,000
Metropolitan Nashville Airport Authority Airport Improvement RB Refunding Series 2010 A (A/A2)
3,285,000	4.000	07/01/13	3,365,581
Sevier County Public Building Authority RB for Local Government Public Improvement Series VII-D-1 (MUN GOVT GTD) (AA/NR)
5,000,000	5.000	06/01/14	5,337,200

The accompanying notes are an integral part of these financial statements.	71

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

September 30, 2012 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

State-Specific Municipal Debt Obligations – (continued)
Tennessee – (continued)
Sevierville Public Building Authority RB for Local Government Public Improvement Series 2009 (MUN GOVT GTD) (AA/NR)
$1,500,000	4.000%	06/01/14	$1,589,565

			24,877,170

Texas – 6.5%
Collin & Denton County Texas GO Bonds Refunding Series 2011 (AA/Aa1)
3,335,000	5.000	02/15/16	3,831,748
Collin County Texas GO Bonds Refunding Limited Tax Series 2009 A (AAA/Aaa)
1,105,000	3.000	02/15/13	1,116,492
1,135,000	3.000	02/15/14	1,176,598
Collin County Texas GO Bonds Refunding Series 2009 A (AAA/Aaa)
1,385,000	5.000	02/15/13	1,409,556
550,000	3.000	02/15/14	570,009
Dallas County Limited Tax GO Notes Series 2011 (AAA/Aaa)
3,855,000	5.000	02/15/18	4,687,988
Dallas Texas Independent School District GO Bonds Refunding Series 2009 (A+/Aa2)
2,000,000	5.000	02/15/13	2,035,240
Dallas Waterworks and Sewer System RB Refunding Series 2012 A (AAA/Aa1)
3,155,000	5.000	10/01/18	3,899,927
1,500,000	5.000	10/01/19	1,881,315
Dallas-Fort Worth International Airport Joint RB Refunding Series 2009 A (A+/A1)
2,500,000	4.000	11/01/13	2,598,075
2,000,000	4.000	11/01/14	2,143,220
Dallas-Fort Worth International Airport Joint RB Refunding Series 2011 D (A+/A1)
750,000	4.000	11/01/16	832,373
250,000	4.000	11/01/17	281,620
Dallas-Fort Worth International Airport Joint RB Refunding Series 2012 B (A+/A1)
8,045,000	3.000	11/01/13	8,274,122
1,750,000	5.000	11/01/18	2,097,760
Del Mar College District Limited Tax Refunding Bonds Series 2011 (AA/Aa2)
510,000	3.000	08/15/14	534,633
1,145,000	4.000	08/15/15	1,255,813
Fort Bend County Texas GO Bonds Unlimited Tax Road Refunding Series 2009 (AA+/Aa1)
800,000	4.000	03/01/13	812,584
500,000	4.000	03/01/14	525,665
Fort Worth Texas General Purpose GO Bonds Series 2009 (AA+/Aa1)
4,260,000	4.000	03/01/13	4,327,010
Fort Worth Texas GO Bonds Refunding and Improvement Series 2012 (AA+/Aa1)
2,000,000	4.000	03/01/19	2,331,120
2,500,000	5.000	03/01/19	3,067,200

State-Specific Municipal Debt Obligations – (continued)
Texas – (continued)
Garland Independent School District Unlimited Tax Refunding Bonds Series 2011 A (PSF-GTD) (AAA/Aaa)(d)
$1,930,000	0.000%	02/15/17	$1,845,331
Gulf Coast Waste Disposal Authority Environmental Facilities RB for BP Products North America, Inc. Project RMKT 09/01/09 Series 2004 (A/A2)(c)
5,000,000	2.300	09/03/13	5,085,000
Harris County Texas Cultural Education Facilities Finance Corp. RB for Texas Children’s Hospitals Project Series 2009 (AA/Aa2)
1,680,000	3.500	10/01/13	1,729,258
Harris County Texas Cultural Education Facilities Finance Corp. RB Refunding for Methodist Hospital System Series 2009 B-2 (AA/NR)(c)
3,000,000	5.000	06/01/13	3,085,110
Harris County Texas Cultural Education Facilities Finance Corp. Thermal Utility RB for TECO Project Series 2009 A (AA/Aa3)
1,000,000	5.000	11/15/12	1,005,360
Harris County Texas GO Bonds Refunding for Permanent Improvement Series 2009 B (AAA/NR)
1,000,000	4.000	10/01/13	1,037,630
Harris County Texas Spring Independent School District Unlimited Tax Refunding Bonds Series 2011 (PSF-GTD) (AAA/Aaa)
3,040,000	3.000	08/15/16	3,317,218
2,250,000	4.000	08/15/17	2,595,307
Harrison County Texas Health Facilities Development Corp. Hospital RB for Good Shepherd Health System Series 2010 (BBB+/Baa2)
500,000	4.000	07/01/13	509,700
855,000	4.000	07/01/14	889,243
930,000	4.000	07/01/15	981,448
2,005,000	4.500	07/01/16	2,179,615
Hockley County Texas GO Bonds Series 2009 (ASSURED GTY) (AA-/NR)
1,050,000	4.000	02/15/13	1,061,256
Houston Public Improvement GO Bonds Refunding Series 2004 A (NATL-RE) (AA/Aa2)(a)
7,315,000	5.375	03/01/14	7,836,267
Houston Texas Water and Sewer System Junior Lien RB Forward Refunding Series 2002 B (AMBAC) (AA+/WR)(a)
5,500,000	5.750	12/01/12	5,548,510
Houston Texas Water and Sewer System Junior Lien RB Refunding Series 2002 A (AGM) (AA/Aa3)(a)
7,775,000	5.000	12/01/12	7,834,168
3,855,000	5.125	12/01/12	3,885,107
Houston Utilities System RB Refunding First Lien Series 2012 C (AA/NR)(c)
8,000,000	0.780	08/01/16	8,002,560
Houston Utilities System RB Refunding Series 2012 (AA/NR)(c)
4,500,000	0.730	06/01/15	4,503,825
Klein Texas Independent School District GO Bonds Refunding Series 2003 A (PSF-GTD) (AAA/Aaa)
2,050,000	4.250	08/15/14	2,196,616

72	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Principal Amount	Interest Rate	Maturity Date	Value

State-Specific Municipal Debt Obligations – (continued)
Texas – (continued)
Leander Independent School District Unlimited Tax GO Bonds Refunding Series 2010 A (PSF-GTD) (AAA/NR)(d)
$1,500,000	0.000%	08/15/13	$1,496,760
2,000,000	0.000	08/15/14	1,980,340
1,000,000	0.000	08/15/15	984,940
Longview Independent School District Unlimited Tax GO Bonds for School Building Series 2008 (PSF-GTD) (AAA/NR)(d)
1,000,000	0.000	02/15/13	999,190
Lower Colorado River Authority RB Refunding Series 2008 (ETM) (NR/A1)(a)
5,000	5.500	05/15/14	5,418
Lower Colorado River Authority RB Series 2008 (ETM) (NR/A1)(a)
205,000	5.500	05/15/14	222,144
Lower Colorado River Authority RB Unrefunded Series 2012 (A/A1)
2,240,000	5.500	05/15/14	2,420,858
Lubbock Health Facilities Development Corp. RB for St. Joseph Health System Series 2008 B (AA-/A1)
3,300,000	5.000	07/01/17	3,823,677
Mansfield Independent School District VRDN GO Bonds Series 2012 (PSF-GTD) (AAA/Aaa)(c)
6,000,000	1.750	08/01/17	6,200,040
Midland Texas COPS GO Bonds Series 2007 (NATL-RE) (AA+/Aa1)
1,155,000	4.000	03/01/13	1,173,168
1,255,000	4.000	03/01/14	1,319,055
Mission Economic Development Corp. Solid Waste Disposal RB for Waste Management, Inc. Project RMKT 12/01/09 Series 2006 (BBB/NR)(c)
4,000,000	3.750	06/01/15	4,310,040
North East Independent School District GO Bonds Series 2004 (PSF-GTD) (NR/Aaa)(a)
7,890,000	5.000	08/01/14	8,553,312
North East Independent School District GO Bonds Unrefunded Series 2004 (PSF-GTD) (AAA/Aaa)
5,570,000	5.000	08/01/15	6,048,964
North Texas Tollway Authority System RB Refunding First Tier Series 2008 E-3 (A-/A2)(c)
5,100,000	5.750	01/01/16	5,830,881
North Texas Tollway Authority System RB Refunding First Tier Series 2008 H (A-/A2)(c)
4,200,000	5.000	01/01/13	4,249,140
North Texas Tollway Authority System RB Refunding First Tier Series 2011 B (A-/A2)
3,000,000	5.000	01/01/19	3,512,310
Northside Texas Independent School District GO Bonds for School Building Series 2012 (PSF-GTD) (AAA/Aaa)(c)
8,000,000	1.000	05/31/16	8,005,680
Northside Texas Independent School District Unlimited Tax Refunding Series 2011 A (PSF-GTD) (AAA/Aaa)(c)
6,885,000	1.350	06/01/14	6,966,794
Plano Texas Independent School District Unlimited Tax GO Bonds Refunding Series 2010 (PSF-GTD) (AAA/Aaa)
4,000,000	5.000	02/15/15	4,433,960

Principal Amount	Interest Rate	Maturity Date	Value

State-Specific Municipal Debt Obligations – (continued)
Texas – (continued)
Point Isabel Independent School District Unlimited Tax GO Bonds Refunding for School Building Series 1996 (PSF-GTD) (NR/Aaa)(d)
$1,000,000	0.000%	02/01/13	$999,280
Sam Rayburn Municipal Power Agency RB Refunding Series 2012 (BBB+/NR)
1,700,000	5.000	10/01/15	1,885,725
2,315,000	5.000	10/01/19	2,719,963
Spring Branch Independent School District Unlimited Tax GO Bonds for Schoolhouse Series 2004 (PSF-GTD) (AAA/Aaa)
1,000,000	4.750	02/01/14	1,014,760
Sugar Land Texas GO Bonds Refunding for Fort Bend County Series 2012 (AAA/NR)
1,815,000	3.000	02/15/14	1,881,520
1,240,000	3.000	02/15/15	1,309,824
Tarrant County Limited Tax GO Bonds Series 2008 (AAA/Aaa)
3,110,000	5.000	07/15/13	3,227,278
Tarrant Regional Water District RB Prerefunded Refunding and Improvement Series 2002 (AGM) (AA-/Aa1)(a)
1,275,000	5.375	03/01/13	1,302,311
Tarrant Regional Water District RB Refunding and Improvement Series 2002 (AGM) (AAA/Aa1)
4,850,000	5.375	03/01/15	4,945,739
Texas Municipal Gas Acquisition & Supply Corp. RB for Senior Lien Series 2008 D (A-/Baa2)
10,360,000	5.625	12/15/17	11,465,205
Texas State Public Finance Authority Unemployment Compensation Obligation Assessment RB Series 2010 A (AAA/Aaa)
16,725,000	4.000	07/01/15	18,337,792
7,355,000	5.000	07/01/16	8,400,881
Tyler Texas Independent School District Series 2011 (PSF-GTD) (AAA/NR)(c)
1,485,000	1.150	08/15/14	1,493,078
University of North Texas Financing System RB Series 2009 A (AA/Aa2)
1,195,000	5.000	04/15/13	1,225,556

			247,564,180

U.S. Virgin Islands – 0.2%
Virgin Islands Public Finance Authority Senior Lien RB Matching Fund Loan Notes Series 2004 A (BBB/Baa2)
1,045,000	5.000	10/01/12	1,045,000
Virgin Islands Public Finance Authority Senior Lien RB Refunding Matching Fund Loan Notes Series 2009 B (BBB/Baa2)
2,500,000	5.000	10/01/13	2,588,325
Virgin Islands Water & Power Authority Electric System RB Refunding Series 2010 A (BBB-/Baa2)
1,285,000	4.000	07/01/13	1,303,774
480,000	4.000	07/01/14	494,112
680,000	4.750	07/01/15	723,295

			6,154,506

The accompanying notes are an integral part of these financial statements.	73

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

September 30, 2012 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

State-Specific Municipal Debt Obligations – (continued)
Utah – 0.7%
Box Elder School District GO Bonds for Utah School Bond Guaranty Program Series 2011 (SCH BD GTY) (NR/Aaa)
$2,510,000	3.000%	07/15/13	$2,564,969
Centerville Utah Sales Tax RB Series 2009 (ASSURED GTY) (AA/NR)
1,340,000	4.000	05/01/14	1,402,122
Utah Associated Municipal Power Systems RB for Horse Butte Wind Project Series 2012 A (A-/NR)
500,000	5.000	09/01/14	539,445
610,000	5.000	09/01/15	680,388
750,000	5.000	09/01/16	860,115
500,000	5.000	09/01/17	584,360
500,000	5.000	09/01/18	595,200
500,000	5.000	09/01/19	597,430
Utah State GO Bonds Series 2009 A (AAA/Aaa)
5,850,000	5.000	07/01/14	6,330,168
Utah State GO Bonds Series 2009 B (AAA/Aaa)
7,450,000	4.000	07/01/14	7,931,941
Utah State University RB Refunding for Student Fee and Housing System Series 2009 (ASSURED GTY) (AA/Aa3)
1,615,000	4.000	12/01/12	1,624,852
1,575,000	3.000	12/01/14	1,638,724

			25,349,714

Vermont – 0.1%
Vermont Educational & Health Buildings Financing Agency RB Refunding for St. Michael's College Project Series 2012 (A-/Baa1)
1,250,000	3.000	10/01/15	1,319,387
1,420,000	4.000	10/01/16	1,564,102
1,680,000	4.000	10/01/17	1,871,083

			4,754,572

Virginia – 1.4%
Fairfax County Virginia Economic Development Authority Residential Care Facilities Mortgage RB for Goodwin House, Inc. Series 2007 (BBB/NR)
500,000	4.150	10/01/13	512,180
Louisa IDA Pollution Control RB Refunding for Electric and Power Co. Project Series 2008 C (A-/WR)(c)
6,250,000	1.500	12/01/14	6,358,375
Newport News Virginia GO Bonds Series 2009 B (AA/Aa1)
4,315,000	3.000	09/01/13	4,424,515
Smyth County Virginia IDA Hospital RB for Mountain States Health Alliance Series 2010 B (BBB+/Baa1)
3,330,000	5.000	07/01/14	3,535,228
Tobacco Settlement Financing Corp. RB Asset-Backed Bonds Series 2005 (AA+/Aaa)(a)
8,765,000	5.625	06/01/15	9,963,438
Virginia Beach Virginia GO Bonds for Public Improvement Series 2009 (AAA/Aaa)
1,000,000	3.000	06/01/13	1,018,620
Virginia Beach Virginia GO Bonds Refunding for Public Improvement Series 2004 B (AAA/Aaa)
1,455,000	5.000	05/01/13	1,495,478

State-Specific Municipal Debt Obligations – (continued)
Virginia – (continued)
Virginia College Building Authority Educational Facilities RB for 21st Century College Program Series 2004 A (ETM) (ST APPROP) (AA+/NR)(a)
$105,000	5.000%	02/01/13	$106,646
Virginia College Building Authority Educational Facilities RB Unrefunded Balance for 21st Century College Program Series 2004 (ST APPROP) (AA+/Aa1)
2,395,000	5.000	02/01/13	2,432,889
Virginia State Housing Development Authority Homeownership Mortgage RB Series 2010 A (AA+/Aa1)
3,015,000	2.500	03/01/15	3,101,319
Virginia State Housing Development Authority Homeownership Mortgage RB Series 2011 B (GO OF AUTH) (AA+/Aa1)
1,900,000	2.200	03/01/17	1,959,850
Virginia State Public School Authority School Financing 1997 Resolution RB Series 2005 D (AA+/Aa1)
3,000,000	4.500	08/01/13	3,106,620
Virginia State Public School Authority School Financing 1997 Resolution Series 2004 A (ST AID WITHHLDG) (AA+/Aa1)(a)
6,185,000	5.000	08/01/14	6,710,911
Wise County Virginia Industrial Development Authority Solid Waste and Sewage Disposal RB for Virginia Electric and Power Company Project Series 2010 A (A-/A3)(c)
5,000,000	2.375	11/01/15	5,155,500
York County Economic Development Authority Electricity and Power RB Refunding Series 2009 A (A-/A3)(c)
2,000,000	4.050	05/01/14	2,085,600

			51,967,169

Washington – 1.3%
Seattle Washington Water System RB Refunding Series 2012 (AA+/Aa1)
12,990,000	5.000	09/01/19	16,186,059
Tobacco Settlement Authority of Washington RB Asset-Backed Bonds Series 2002 (BBB/A3)
2,730,000	6.500	06/01/26	2,842,995
Washington State GO Bonds Refunding Series R – 2012 A (AA+/Aa1)
13,560,000	5.000	07/01/18	16,614,390
Washington State GO Bonds Series 2005 D (AGM) (AA+/Aa1)(a)
10,000,000	5.000	01/01/15	11,031,500
Washington State Various Purpose GO Bonds Refunding Series 2005 R-A (AMBAC) (AA+/Aa1)
3,500,000	5.000	01/01/13	3,541,020

			50,215,964

West Virginia – 0.5%
Kanawha Putnam County Huntington Compound RB for Single Family Mortgage Series 1984 A (ETM) (NR/Aaa)(a)(d)
10,125,000	0.000	12/01/16	9,790,065
Mason County Pollution Control RB for Appalachian Power Co. Project Series 2003 L (NR/Baa2)(c)
5,300,000	2.000	10/01/14	5,405,470

74	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Principal Amount	Interest Rate	Maturity Date	Value

State-Specific Municipal Debt Obligations – (continued)
West Virginia – (continued)
Princeton West Virginia Hospitals RB Refunding Princeton Community Hospital Project Series 2012 A (BBB/NR)
$500,000	5.000%	05/01/17	$552,600
1,445,000	5.000	05/01/18	1,611,233
1,565,000	5.000	05/01/19	1,753,520

			19,112,888

Wisconsin – 0.2%
Kenosha City Promissory Notes GO Bonds for Capital Appreciation Series 2005 D (AMBAC) (AA/Aa2)(d)
1,500,000	0.000	09/01/15	1,439,880
Milwaukee Wisconsin GO Bonds Series 2010 N-1 (AA/Aa2)
4,050,000	5.000	02/01/16	4,633,321

			6,073,201

TOTAL STATE-SPECIFIC MUNICIPAL DEBT OBLIGATIONS
(Cost $3,485,123,070)			$3,549,051,952

Other Municipal Debt Obligation – 0.1%
Municipal Mortgage & Equity LLC Tax-Exempt Special Purpose Entity Series 2005 A-3 (AMT) (NR/Ba1)(g)
$2,000,000	4.950%	09/30/13	$2,000,000
(Cost $2,000,000)

Short-Term Investments – 3.9%
Alabama – 0.1%
Mobile County Industrial Development Authority PCRB VRDN Refunding for ExxonMobil Project Series 2002 (AAA/VMIG1)(c)
$3,200,000	0.200%	10/01/12	$3,200,000

Alaska – 0.2%
Valdez Alaska Marine Terminal VRDN RB Refunding for ExxonMobil Co. Pipeline Project Series 1993 A (A-1+/VMIG1)(c)
1,250,000	0.200	10/01/12	1,250,000
Valdez Alaska Marine Terminal VRDN RB Refunding for ExxonMobil Co. Pipeline Project Series 1993 B (A-1+/VMIG1)(c)
7,000,000	0.200	10/01/12	7,000,000

			8,250,000

California – 0.3%
Metropolitan Water District of Southern California VRDN RB Refunding Series 2012 B-2 (AAA/Aa1)(c)
3,940,000	0.530	10/01/12	3,941,615
Metropolitan Water District of Southern California Waterworks VRDN RB Series 2000 B-3 (A-1+/VMIG1)(c)
4,000,000	0.150	10/01/12	4,000,000

			7,941,615

Principal Amount	Interest Rate	Maturity Date	Value

Short-Term Investments – (continued)
Illinois – 0.3%
Chicago Illinois GO VRDN Project Series 2003 B-2 RMKT 03/18/09 (A-1/Aa3)(c)
$7,900,000	0.200%	10/01/12	$7,900,000
Chicago Illinois GO VRDN Project Series 2003 B-3 RMKT 03/18/09 (A-1/VMIG1)(c)
1,000,000	0.200	10/01/12	1,000,000
Illinois Finance Authority Solid Waste Disposal RB for Waste Management, Inc. Project Series 2007 (BBB/NR)
4,000,000	0.550	04/01/13	4,000,000

			12,900,000

Louisiana – 0.0%
East Baton Rouge Parish Louisiana VRDN PCRB Refunding for ExxonMobil Project Series 1989 (A-1+/Aaa)(c)
1,890,000	0.180	10/01/12	1,890,000

Maryland – 0.0%
Montgomery County GO VRDN Bonds Refunding for Public Improvement Anticipation Notes Series 2006 B (A-1+/VMIG1)(c)
1,000,000	0.200	10/01/12	1,000,000

Massachusetts – 0.3%
Massachusetts State Health & Educational Facilities Authority VRDN RB for Tufts University Issue Series 1995 G (NR/VMIG1)(c)
1,775,000	0.200	10/01/12	1,775,000
Massachusetts State Health & Educational Facilities Authority VRDN RB for Tufts University Series 2008 N2 (A-1/VMIG1)(c)
8,050,000	0.200	10/01/12	8,050,000
Massachusetts State Health & Educational Facilities Authority VRDN RB for Wellesley College Series 2008 I (A-1+/VMIG1)(c)
1,000,000	0.180	10/01/12	1,000,000

			10,825,000

Mississippi – 0.9%
Jackson County Port Facility VRDN RB Refunding for Chevron U.S.A., Inc. Project Series 1993 (A-1+/Aa1)(c)
5,000,000	0.180	10/01/12	5,000,000
Mississippi Business Finance Corp. Gulf Opportunity Zone Industrial Development VRDN RB for Chevron U.S.A., Inc. Project Series 2007 C (A-1+/VMIG1)(c)
5,830,000	0.190	10/01/12	5,830,000
Mississippi Business Finance Corp. Gulf Opportunity Zone Industrial Development VRDN RB for Chevron U.S.A., Inc. Project Series 2009 G (NR/VMIG1)(c)
4,500,000	0.190	10/01/12	4,500,000
Mississippi Business Finance Corp. Gulf Opportunity Zone Industrial Development VRDN RB for Chevron U.S.A., Inc. Project Series 2010 G (A-1+/VMIG1)(c)
5,020,000	0.190	10/01/12	5,020,000
Mississippi Business Finance Corp. Gulf Opportunity Zone Industrial Development VRDN RB for Chevron U.S.A., Inc. Project Series 2011 A (A-1+/VMIG1)(c)
4,000,000	0.190	10/01/12	4,000,000

The accompanying notes are an integral part of these financial statements.	75

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

September 30, 2012 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Short-Term Investments – (continued)
Mississippi – (continued)
Mississippi Business Finance Corp. Gulf Opportunity Zone Industrial Development VRDN RB for Chevron U.S.A., Inc. Project Series 2011 G (A-1+/VMIG1)(c)
$2,000,000	0.200%	10/01/12	$2,000,000
Mississippi Business Finance Corp. Gulf Opportunity Zone VRDN RB for Chevron U.S.A., Inc. Project Series 2010 L (A-1+/VMIG1)(c)
7,600,000	0.200	10/01/12	7,600,000

			33,950,000

Missouri – 0.0%
Missouri State Health & Educational Facilities Authority VRDN RB for Washington University Series 2003 B (A-1+/VMIG1)(c)
1,000,000	0.190	10/01/12	1,000,000

New York – 1.3%
New York City Municipal Water Finance Authority Water & Sewer Systems Second General Resolution VRDN RB Series 2010 DD-3B (A-1+/VMIG1)(c)
2,800,000	0.200	10/01/12	2,800,000
New York City Municipal Water Finance Authority Water & Sewer Systems VRDN RB Fiscal Subseries 2012 B-1 (LIQ – U.S. BANK N.A.) (A-1+/VMIG1)(c)
4,400,000	0.200	10/01/12	4,400,000
New York City Municipal Water Finance Authority Water & Sewer Systems VRDN RB Subseries 2012 B-2 (A-1+/VMIG1)(c)
2,150,000	0.200	10/01/12	2,150,000
New York City Transitional Finance Authority VRDN RB for New York City Recovery Subseries 2002 1-C (LIQ – JPMorgan Chase Bank, N.A.) (A-1/VMIG1)(c)
5,835,000	0.220	10/01/12	5,835,000
New York City VRDN GO Bonds Subseries 1993 A-7 (LOC – JPMorgan Chase Bank, N.A.) (A-1/VMIG1)(c)
2,200,000	0.170	10/01/12	2,200,000
New York City VRDN GO Bonds Subseries 1993 B-3 (LOC – JPMorgan Chase Bank, N.A.) (A-1/VMIG1)(c)
2,400,000	0.170	10/01/12	2,400,000
2,500,000	0.170	10/01/12	2,500,000
New York City VRDN GO Bonds Subseries 1993 E-5 (A-1/VMIG1)(c)
3,300,000	0.170	10/01/12	3,300,000
New York City VRDN GO Bonds Subseries 2008 L-4 (LOC – U.S. BANK N.A. ) (A-1+/VMIG1)(c)
3,500,000	0.190	10/01/12	3,500,000
New York City VRDN GO Bonds Subseries 2012 G-5 (A-1+/VMIG1)(c)
5,210,000	0.180	10/01/12	5,210,000
Triborough Bridge Tunnel Authority VRDN RB General Series 2003 B-3 (GO OF AUTH/LOC – U.S. BANK N.A.) (A-1+/VMIG1)(c)
5,300,000	0.200	10/01/12	5,300,000
Triborough Bridge Tunnel Authority VRDN RB General Series 2005 A-1 (GO OF AUTH/LOC – CA PUBLIC EMPLOYEES RET) (A-1+/VMIG1)(c)
7,500,000	0.200	10/01/12	7,500,000

Short-Term Investments – (continued)
New York – (continued)
Triborough Bridge Tunnel Authority VRDN RB General Series 2005 B-4c (GO OF AUTH/LOC – U.S. BANK N.A.) (A-1+/VMIG1)(c)
$1,245,000	0.200%	10/01/12	$1,245,000

			48,340,000

Rhode Island – 0.0%
Rhode Island State Industrial Facilities Corp. Marine Terminal VRDN RB Refunding for ExxonMobil Project Series 2001 (A-1+/VMIG1)(c)
1,000,000	0.200	10/01/12	1,000,000

Texas – 0.4%
Houston Higher Education Finance Corp. VRDN RB for Rice University Project Series 2008 B (A-1+/VMIG1)(c)
1,600,000	0.180	10/01/12	1,600,000
Lower Neches Valley Authority Industrial Development Corp. VRDN RB Refunding for ExxonMobil Project Series 2003 A-2 (A-1+/VMIG1)(c)
2,500,000	0.200	10/01/12	2,500,000
Lower Neches Valley Authority Industrial Development Corp. VRDN RB Refunding for ExxonMobil Project Series 2011 (A-1+/VMIG1)(c)
8,050,000	0.180	10/01/12	8,050,000
Lower Neches Valley Authority Industrial Development Corporation ExxonMobil Project VRDN RB Series 2012 (A-1+/VMIG1)(c)
1,900,000	0.180	10/01/12	1,900,000
Texas Water Development Board VRDN RB Refunding State Revolving Sub Lien Series 2007 A (LIQ – JPMorgan Chase Bank, N.A.) (A-1/VMIG1)(c)
1,320,000	0.220	10/01/12	1,320,000

			15,370,000

Virginia – 0.1%
Virginia College Building Authority Educational Facilities VRDN RB for 21st Century College Series 2006 C (ST APPROP) (A-1+/VMIG1)(c)
2,600,000	0.210	10/01/12	2,600,000

TOTAL SHORT-TERM INVESTMENTS
(Cost $148,266,888)			$148,266,615

TOTAL INVESTMENTS – 97.8%
(Cost $3,635,389,958)			$3,699,318,567

OTHER ASSETS IN EXCESS OF LIABILITIES – 2.2%			83,947,289

NET ASSETS – 100.0%			$3,783,265,856

76	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
(a)	Pre-refunded security. Maturity date disclosed is pre-refunding date.
(b)	Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect at September 30, 2012.
(c)	Security with “Put” features and resetting interest rates. Maturity dates disclosed are the puttable dates. Interest rate disclosed is that which is in effect at September 30, 2012.
(d)	Issued with a zero coupon. Income is recognized through the accretion of discount.
(e)	When-issued security.
(f)	Inverse floating rate security. Interest rate disclosed is that which is in effect at September 30, 2012.
(g)	Exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $2,000,000, which represents approximately 0.1% of net assets as of September 30, 2012.

Security ratings disclosed, if any, are issued by either Standard & Poor’s, Moody's Investor Service or Fitch and are unaudited. A brief description of the ratings is available in the Fund’s Statement of Additional Information.

Investment Abbreviations:
ACA	—Insured by American Capital Access
AGC	—Insured by ACE Guaranty Corp.
AGC-ICC	—Agency Insured Custody Certificate
AGM	—Insured by Assured Guaranty Municipal Corp.
AGM-CR	—Insured by Assured Guaranty Municipal Corp. Insured Custodial Receipts
AMBAC	—Insured by American Municipal Bond Assurance Corp.
AMT	—Alternative Minimum Tax
ASSURED GTY	—Insured by Assured Guaranty
BANS	—Bond Anticipation Notes
CITY APPROP	—City Appropriation
CNTY GTD	—County Guaranteed
COMWLTH GTD	—Commonwealth Guaranteed
COPS	—Certificates of Participation
ETM	—Escrowed to Maturity
FGIC	—Insured by Financial Guaranty Insurance Co.
FHA	—Federal Housing Administration
GO	—General Obligation
GO OF AUTH	—General Obligation of Authority
GO OF CITY	—General Obligation of City
GO OF PARTICIPANTS	—General Obligation of Participants
GO OF UNIV	—General Obligation of University
IDA	—Industrial Development Authority
LIBOR	—London Interbank Offered Rate
LIQ	—Liquidity Agreement
LOC	—Letter of Credit
MUN GOVT GTD	—Municipal Government Guaranteed
NATL-RE	—Insured by National Public Finance Guarantee Corp.
NATL-RE FGIC	—Insured by National Public Finance Guarantee Corp., which re-insures Financial Guaranty Insurance Co.
NATL-RE-IBC	—Insured by National Public Finance Guarantee Corp. - Insured Bond Certificates
NR	—Not Rated
PCRB	—Pollution Control Revenue Bond
PRIV MTGS	—Private Mortgages
PSF-GTD	—Guaranteed by Permanent School Fund
Q-SBLF	—Qualified School Board Loan Fund
RB	—Revenue Bond
RMKT	—Remarketed
SCH BD GTY	—School Bond Guaranty
SCSDE	—South Carolina State Department of Education
SD CRED PROG	—School District Credit Program
ST AID DIR DEP	—State Aid Direct Deposit
ST AID WITHHLDG	—State Aid Withholding
ST APPROP	—State Appropriation
TCRS	—Transferable Custodial Receipts
VA	—Veterans Administration
VRDN	—Variable Rate Demand Notes
WR	—Withdrawn Rating
XLCA	—Insured by XL Capital Assurance, Inc.

The accompanying notes are an integral part of these financial statements.	77

GOLDMAN SACHS MUNICIPAL FIXED INCOME FUNDS

Statements of Assets and Liabilities

September 30, 2012 (Unaudited)

	High Yield Municipal Fund	Municipal Income Fund	Short Duration Tax-Free Fund
Assets:
Investments, at value (cost $3,569,008,776, $549,023,756 and $3,635,389,958)	$3,709,993,184	$607,547,671	$3,699,318,567
Cash	18,067,841	6,559,136	26,486,911
Receivables:
Interest and dividends, net of allowances	57,045,854	8,238,388	35,643,722
Fund shares sold	8,494,046	1,485,937	40,323,755
Investments sold	6,187,620	—	13,197,917
Investments sold on an extended-settlement basis	380,000	6,220,000	11,190,000
Collateral on certain derivative contracts	370,000	—	—
Reimbursement from investment adviser	37,064	35,335	55,137
Other assets	6,400	9,644	7,270
Total assets	3,800,582,009	630,096,111	3,826,223,279

Liabilities:
Payables:
Investments purchased on an extended-settlement basis	20,672,265	3,881,255	15,648,266
Fund shares redeemed	12,627,170	1,238,060	20,852,538
Amounts owed to affiliates	1,916,519	350,856	1,490,415
Income distribution	821,311	263,216	843,865
Investments purchased	654,673	2,144,868	4,000,000
Unrealized loss on swap contracts	423,169	—	—
Accrued expenses	175,359	63,306	122,339
Total liabilities	37,290,466	7,941,561	42,957,423

Net Assets:
Paid-in capital	4,963,701,296	600,990,922	3,719,554,747
Undistributed net investment income	46,862,298	1,517,363	1,236,762
Accumulated net realized loss	(1,387,833,290)	(38,877,650)	(1,454,262)
Net unrealized gain	140,561,239	58,523,915	63,928,609
NET ASSETS	$3,763,291,543	$622,154,550	$3,783,265,856
Net Assets:
Class A	$361,539,176	$355,785,652	$1,045,186,709
Class B	10,357,925	5,198,293	24,238
Class C	107,646,259	27,900,054	55,823,168
Institutional	3,279,722,610	230,172,072	2,662,438,158
Service	—	41,897	2,312,763
Class IR	4,025,573	3,056,582	17,480,820
Total Net Assets	$3,763,291,543	$622,154,550	$3,783,265,856
Shares outstanding $0.001 par value (unlimited shares authorized):
Class A	38,790,642	21,973,776	97,879,145
Class B	1,111,194	321,071	2,272
Class C	11,550,253	1,722,861	5,228,116
Institutional	351,854,462	14,220,622	249,422,481
Service	—	2,575	216,772
Class IR	431,800	189,040	1,637,873
Net asset value, offering and redemption price per share:(a)
Class A	$9.32	$16.19	$10.68
Class B	9.32	16.19	10.67
Class C	9.32	16.19	10.68
Institutional	9.32	16.19	10.67
Service	—	16.27	10.67
Class IR	9.32	16.17	10.67

(a)	Maximum public offering price per share for Class A Shares of the High Yield Municipal, Municipal Income and Short Duration Tax-Free Funds is $9.76, $16.82 and $10.84, respectively. At redemption, Class B and Class C Shares may be subject to a contingent deferred sales charge assessed on the amount equal to the lesser of the current NAV or the original purchase price of the shares.

78	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MUNICIPAL FIXED INCOME FUNDS

Statements of Operations

For the Six Months Ended September 30, 2012 (Unaudited)

	High Yield Municipal Fund	Municipal Income Fund	Short Duration Tax-Free Fund
Investment income:
Interest, net of allowances	$100,236,025	$14,462,689	$35,812,491

Expenses:
Management fees	9,492,966	1,685,450	6,218,400
Distribution and Service fees(a)	1,020,016	602,217	1,485,948
Transfer Agent fees(a)	932,965	296,619	1,153,280
Custody and accounting fees	116,663	32,288	111,808
Registration fees	58,918	57,097	61,106
Professional fees	57,454	42,179	41,810
Printing and mailing costs	32,300	19,672	34,189
Trustee fees	11,890	8,002	11,877
Service share fees — Service Plan	—	61	5,678
Service share fees — Shareholder Administration Plan	—	61	5,678
Other	42,882	10,330	34,007
Total expenses	11,766,054	2,753,976	9,163,781
Less — expense reductions	(369,740)	(617,612)	(627,650)
Net expenses	11,396,314	2,136,364	8,536,131
NET INVESTMENT INCOME	88,839,711	12,326,325	27,276,360

Realized and unrealized gain (loss):
Net realized gain (loss) from:
Investments	(3,118,708)	(447,597)	6,421,585
Swap contracts	180,423	—	—
Net change in unrealized gain on:
Investments	160,769,483	17,726,990	12,964,626
Swap contracts	41,812	—	—
Net realized and unrealized gain	157,873,010	17,279,393	19,386,211
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$246,712,721	$29,605,718	$46,662,571

(a)	Class specific Distribution and Service, and Transfer Agent fees were as follows:

	Distribution and Service Fees			Transfer Agent Fees
Fund	Class A	Class B	Class C	Class A	Class B	Class C	Institutional	Service	Class IR
High Yield Municipal	$444,907	$56,322	$518,787	$231,351	$7,322	$67,442	$624,540	$—	$2,310
Municipal Income	439,962	27,171	135,084	228,780	3,532	17,561	45,217	10	1,519
Short Duration Tax-Free	1,217,450	144	268,354	633,072	19	34,886	475,270	909	9,124

The accompanying notes are an integral part of these financial statements.	79

GOLDMAN SACHS MUNICIPAL FIXED INCOME FUNDS

Statements of Changes in Net Assets

	High Yield Municipal Fund
	For the Six Months Ended September 30, 2012 (Unaudited)		For the Fiscal Year Ended March 31, 2012
From operations:
Net investment income	$88,839,711		$180,655,698
Net realized gain (loss)	(2,938,285)		(75,623,947)
Net change in unrealized gain	160,811,295		408,376,520
Net increase in net assets resulting from operations	246,712,721		513,408,271

Distributions to shareholders:
From net investment income
Class A Shares	(8,021,425)		(17,144,055)
Class B Shares	(211,685)		(574,804)
Class C Shares	(1,946,874)		(4,259,466)
Institutional Shares	(74,794,069)		(150,607,737)
Service Shares	—		—
Class IR Shares	(84,158)		(94,950)
Total distributions to shareholders	(85,058,211)		(172,681,012)

From share transactions:
Proceeds from sales of shares	399,164,293		641,524,125
Reinvestment of distributions	79,891,160		159,220,985
Cost of shares redeemed	(298,238,237	)(a)	(808,921,612	)(b)
Net increase (decrease) in net assets resulting from share transactions	180,817,216		(8,176,502)
TOTAL INCREASE	342,471,726		332,550,757

Net assets:
Beginning of period	3,420,819,817		3,088,269,060
End of period	$3,763,291,543		$3,420,819,817
Undistributed net investment income	$46,862,298		$43,080,798

(a)	Net of $18,553 of redemption fees.
(b)	Net of $94,111 of redemption fees.

80	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MUNICIPAL FIXED INCOME FUNDS

Municipal Income Fund		Short Duration Tax-Free Fund
For the Six Months Ended September 30, 2012 (Unaudited)	For the Fiscal Year Ended March 31, 2012	For the Six Months Ended September 30, 2012 (Unaudited)	For the Fiscal Year Ended March 31, 2012

$12,326,325	$25,531,631	$27,276,360	$52,693,925
(447,597)	(1,286,773)	6,421,585	346,010
17,726,990	57,914,303	12,964,626	41,810,988
29,605,718	82,159,161	46,662,571	94,850,923

(6,622,780)	(14,206,265)	(6,586,562)	(14,062,879)
(82,036)	(211,306)	(109)	(627)
(406,958)	(838,129)	(255,434)	(547,548)
(4,637,979)	(9,757,565)	(20,093,426)	(37,218,616)
(885)	(3,260)	(27,850)	(179,393)
(46,194)	(25,471)	(111,472)	(55,328)
(11,796,832)	(25,041,996)	(27,074,853)	(52,064,391)

74,057,092	158,087,648	1,305,431,866	2,234,832,473
10,039,135	20,641,589	21,952,708	38,813,816
(83,960,799)	(210,274,490)	(771,238,349)	(1,519,686,302)
135,428	(31,545,253)	556,146,225	753,959,987
17,944,314	25,571,912	575,733,943	796,746,519

604,210,236	578,638,324	3,207,531,913	2,410,785,394
$622,154,550	$604,210,236	$3,783,265,856	$3,207,531,913
$1,517,363	$987,870	$1,236,762	$1,035,255

The accompanying notes are an integral part of these financial statements.	81

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Financial Highlights

Selected Data for a Share Outstanding Throughout Each Period

		Income (loss) from investment operations			Distributions to shareholders
Year - Share Class	Net asset value, beginning of period	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total distributions
FOR THE SIX MONTHS ENDED SEPTEMBER 30, (UNAUDITED)
2012 - A	$8.90	$0.22	$0.41	$0.63	$(0.21)	$—	$(0.21)
2012 - B	8.91	0.18	0.40	0.58	(0.17)	—	(0.17)
2012 - C	8.90	0.18	0.41	0.59	(0.17)	—	(0.17)
2012 - Institutional	8.91	0.23	0.40	0.63	(0.22)	—	(0.22)
2012 - IR	8.91	0.23	0.40	0.63	(0.22)	—	(0.22)

FOR THE FISCAL YEARS ENDED MARCH 31,
2012 - A	8.00	0.46	0.88	1.34	(0.44)	—	(0.44)
2012 - B	8.00	0.40	0.88	1.28	(0.37)	—	(0.37)
2012 - C	8.00	0.40	0.88	1.28	(0.38)	—	(0.38)
2012 - Institutional	8.00	0.49	0.88	1.37	(0.46)	—	(0.46)
2012 - IR	8.00	0.47	0.90	1.37	(0.46)	—	(0.46)
2011 - A	8.45	0.46	(0.47)	(0.01)	(0.44)	—	(0.44)
2011 - B	8.45	0.40	(0.47)	(0.07)	(0.38)	—	(0.38)
2011 - C	8.45	0.40	(0.47)	(0.07)	(0.38)	—	(0.38)
2011 - Institutional	8.45	0.49	(0.47)	0.02	(0.47)	—	(0.47)
2011 - IR (Commenced July 30, 2010)	8.57	0.33	(0.58)	(0.25)	(0.32)	—	(0.32)
2010 - A	7.00	0.48	1.43	1.91	(0.46)	—	(0.46)
2010 - B	7.00	0.42	1.43	1.85	(0.40)	—	(0.40)
2010 - C	7.00	0.42	1.43	1.85	(0.40)	—	(0.40)
2010 - Institutional	7.00	0.50	1.44	1.94	(0.49)	—	(0.49)
2009 - A	9.77	0.50	(2.78)	(2.28)	(0.49)	—	(0.49)
2009 - B	9.77	0.43	(2.78)	(2.35)	(0.42)	—	(0.42)
2009 - C	9.77	0.43	(2.78)	(2.35)	(0.42)	—	(0.42)
2009 - Institutional	9.77	0.53	(2.78)	(2.25)	(0.52)	—	(0.52)

FOR THE PERIOD NOVEMBER 1, 2007 TO MARCH 31, 2008*
2008 - A	10.78	0.22	(1.02)	(0.80)	(0.21)	—	(0.21)
2008 - B	10.78	0.18	(1.01)	(0.83)	(0.18)	—	(0.18)
2008 - C	10.78	0.18	(1.01)	(0.83)	(0.18)	—	(0.18)
2008 - Institutional	10.78	0.23	(1.01)	(0.78)	(0.23)	—	(0.23)

FOR THE FISCAL YEAR ENDED OCTOBER 31,
2007 - A	11.57	0.51	(0.76)	(0.25)	(0.50)	(0.04)	(0.54)
2007 - B	11.57	0.43	(0.76)	(0.33)	(0.42)	(0.04)	(0.46)
2007 - C	11.57	0.42	(0.75)	(0.33)	(0.42)	(0.04)	(0.46)
2007 - Institutional	11.57	0.55	(0.76)	(0.21)	(0.54)	(0.04)	(0.58)

*	The Fund changed its fiscal year end from October 31 to March 31.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
(d)	Annualized.

82	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Net asset value, end of period	Total return(b)	Net assets, end of period (in 000s)	Ratio of net expenses to average net assets (including interest expense and fees)		Ratio of net expenses to average net assets (excluding interest expense and fees)		Ratio of total expenses to average net assets (including interest expense and fees)		Ratio of total expenses to average net assets (excluding interest expense and fees)		Ratio of net investment income to average net assets		Portfolio turnover rate(c)

$9.32	7.09%	$361,539	0.86	%(d)	0.86	%(d)	0.92	%(d)	0.92	%(d)	4.70	%(d)	11%
9.32	6.57	10,358	1.61	(d)	1.61	(d)	1.67	(d)	1.67	(d)	3.96	(d)	11
9.32	6.69	107,646	1.61	(d)	1.61	(d)	1.67	(d)	1.67	(d)	3.95	(d)	11
9.32	7.12	3,279,723	0.57	(d)	0.57	(d)	0.58	(d)	0.58	(d)	4.98	(d)	11
9.32	7.10	4,026	0.61	(d)	0.61	(d)	0.67	(d)	0.67	(d)	4.93	(d)	11

8.90	17.08	348,577	0.88		0.88		0.94		0.94		5.42		27
8.91	16.33	11,505	1.63		1.63		1.69		1.69		4.70		27
8.90	16.21	99,817	1.63		1.63		1.69		1.69		4.67		27
8.91	17.55	2,957,868	0.58		0.58		0.60		0.60		5.72		27
8.91	17.50	3,054	0.63		0.63		0.69		0.69		5.49		27
8.00	(0.24)	326,886	0.91		0.91		0.93		0.93		5.46		28
8.00	(0.99)	14,113	1.66		1.66		1.68		1.68		4.70		28
8.00	(0.87)	96,011	1.66		1.66		1.68		1.68		4.71		28
8.00	0.09	2,650,808	0.57		0.57		0.59		0.59		5.80		28
8.00	(3.06)	451	0.66	(d)	0.66	(d)	0.68	(d)	0.68	(d)	6.08	(d)	28
8.45	27.93	438,134	0.91		0.91		0.94		0.94		6.15		31
8.45	26.99	21,083	1.66		1.66		1.69		1.69		5.33		31
8.45	26.84	118,070	1.66		1.66		1.69		1.69		5.28		31
8.45	28.37	3,108,202	0.57		0.57		0.60		0.60		6.18		31
7.00	(23.97)	1,049,054	0.91		0.91		0.93		0.93		5.76		57
7.00	(24.55)	22,705	1.66		1.66		1.68		1.68		5.08		57
7.00	(24.55)	94,113	1.66		1.66		1.68		1.68		5.09		57
7.00	(23.71)	868,537	0.57		0.57		0.59		0.59		6.08		57

9.77	(7.45)	2,787,779	0.91	(d)	0.90	(d)	0.93	(d)	0.92	(d)	5.07	(d)	16
9.77	(7.74)	44,026	1.66	(d)	1.65	(d)	1.68	(d)	1.67	(d)	4.30	(d)	16
9.77	(7.74)	162,459	1.66	(d)	1.65	(d)	1.68	(d)	1.67	(d)	4.31	(d)	16
9.77	(7.32)	2,578,017	0.57	(d)	0.56	(d)	0.59	(d)	0.58	(d)	5.42	(d)	16

10.78	(2.27)	3,984,269	1.00		0.91		1.02		0.93		4.50		56
10.78	(3.00)	53,384	1.75		1.66		1.77		1.68		3.76		56
10.78	(3.00)	200,199	1.75		1.66		1.77		1.68		3.76		56
10.78	(1.92)	3,738,472	0.64		0.55		0.66		0.57		4.86		56

The accompanying notes are an integral part of these financial statements.	83

GOLDMAN SACHS MUNICIPAL INCOME FUND

Financial Highlights

Selected Data for a Share Outstanding Throughout Each Period

		Income (loss) from investment operations
Year - Share Class	Net asset value, beginning of period	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions to shareholders from net investment income
FOR THE SIX MONTHS ENDED SEPTEMBER 30, (UNAUDITED)
2012 - A	$15.73	$0.31	$0.45	$0.76	$(0.30)
2012 - B	15.73	0.26	0.44	0.70	(0.24)
2012 - C	15.73	0.25	0.45	0.70	(0.24)
2012 - Institutional	15.72	0.34	0.46	0.80	(0.33)
2012 - Service	15.80	0.30	0.46	0.76	(0.29)
2012 - IR	15.71	0.33	0.45	0.78	(0.32)

FOR THE FISCAL YEARS ENDED MARCH 31,
2012 - A	14.25	0.65	1.47	2.12	(0.64)
2012 - B	14.25	0.54	1.46	2.00	(0.52)
2012 - C	14.25	0.54	1.46	2.00	(0.52)
2012 - Institutional	14.25	0.70	1.46	2.16	(0.69)
2012 - Service	14.32	0.63	1.47	2.10	(0.62)
2012 - IR	14.26	0.68	1.44	2.12	(0.67)
2011 - A	14.83	0.63	(0.59)	0.04	(0.62)
2011 - B	14.83	0.52	(0.59)	(0.07)	(0.51)
2011 - C	14.84	0.52	(0.60)	(0.08)	(0.51)
2011 - Institutional	14.83	0.68	(0.59)	0.09	(0.67)
2011 - Service	14.91	0.61	(0.60)	0.01	(0.60)
2011 - IR (Commenced July 30, 2010)	15.06	0.45	(0.80)	(0.35)	(0.45)
2010 - A	13.39	0.64	1.43	2.07	(0.63)
2010 - B	13.40	0.53	1.43	1.96	(0.53)
2010 - C	13.40	0.53	1.44	1.97	(0.53)
2010 - Institutional	13.39	0.69	1.43	2.12	(0.68)
2010 - Service	13.47	0.61	1.44	2.05	(0.61)
2009 - A	14.64	0.63	(1.25)	(0.62)	(0.63)
2009 - B	14.64	0.53	(1.24)	(0.71)	(0.53)
2009 - C	14.64	0.53	(1.24)	(0.71)	(0.53)
2009 - Institutional	14.64	0.68	(1.25)	(0.57)	(0.68)
2009 - Service	14.72	0.62	(1.26)	(0.64)	(0.61)

FOR THE PERIOD NOVEMBER 1, 2007 TO MARCH 31, 2008*
2008 - A	15.23	0.26	(0.59)	(0.33)	(0.26)
2008 - B	15.24	0.21	(0.60)	(0.39)	(0.21)
2008 - C	15.24	0.21	(0.60)	(0.39)	(0.21)
2008 - Institutional	15.23	0.28	(0.59)	(0.31)	(0.28)
2008 - Service	15.32	0.25	(0.60)	(0.35)	(0.25)

FOR THE FISCAL YEAR ENDED OCTOBER 31,
2007 - A	15.80	0.62	(0.57)	0.05	(0.62)
2007 - B	15.81	0.51	(0.58)	(0.07)	(0.50)
2007 - C	15.81	0.51	(0.58)	(0.07)	(0.50)
2007 - Institutional	15.80	0.68	(0.57)	0.11	(0.68)
2007 - Service	15.90	0.60	(0.58)	0.02	(0.60)

*	The Fund changed its fiscal year end from October 31 to March 31.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
(d)	Annualized.

84	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MUNICIPAL INCOME FUND

Net asset value, end of period	Total return(b)	Net assets, end of period (in 000s)	Ratio of net expenses to average net assets (including interest expense and fees)		Ratio of net expenses to average net assets (excluding interest expense and fees)		Ratio of total expenses to average net assets (including interest expense and fees)		Ratio of total expenses to average net assets (excluding interest expense and fees)		Ratio of net investment income to average net assets		Portfolio turnover rate(c)

$16.19	4.87%	$355,786	0.78	%(d)	0.78	%(d)	0.98	%(d)	0.98	%(d)	3.92	%(d)	7%
16.19	4.48	5,198	1.53	(d)	1.53	(d)	1.73	(d)	1.73	(d)	3.18	(d)	7
16.19	4.48	27,900	1.53	(d)	1.53	(d)	1.73	(d)	1.73	(d)	3.18	(d)	7
16.19	5.11	230,172	0.44	(d)	0.44	(d)	0.64	(d)	0.64	(d)	4.26	(d)	7
16.27	4.80	42	0.94	(d)	0.94	(d)	1.14	(d)	1.14	(d)	3.78	(d)	7
16.17	5.00	3,057	0.53	(d)	0.53	(d)	0.73	(d)	0.73	(d)	4.10	(d)	7

15.73	15.09	348,890	0.81		0.81		0.99		0.99		4.32		9
15.73	14.24	5,644	1.56		1.56		1.74		1.74		3.58		9
15.73	14.24	26,448	1.56		1.56		1.74		1.74		3.56		9
15.72	15.41	221,617	0.47		0.47		0.65		0.65		4.66		9
15.80	14.86	84	0.97		0.97		1.15		1.15		4.15		9
15.71	15.15	1,527	0.56		0.56		0.74		0.74		4.43		9
14.25	0.20	326,083	0.88		0.88		0.98		0.98		4.26		14
14.25	(0.55)	6,264	1.63		1.63		1.73		1.73		3.51		14
14.25	(0.61)	23,443	1.63		1.63		1.73		1.73		3.52		14
14.25	0.55	222,650	0.54		0.54		0.64		0.64		4.62		14
14.32	(0.03)	75	1.04		1.04		1.14		1.14		4.05		14
14.26	(2.40)	123	0.63	(d)	0.63	(d)	0.73	(d)	0.73	(d)	4.74	(d)	14
14.83	15.73	398,646	0.88		0.88		0.98		0.98		4.42		20
14.83	14.77	9,480	1.63		1.63		1.73		1.73		3.69		20
14.84	14.86	26,645	1.63		1.63		1.73		1.73		3.67		20
14.83	16.12	200,596	0.54		0.54		0.64		0.64		4.77		20
14.91	15.44	207	1.04		1.04		1.14		1.14		4.25		20
13.39	(4.28)	333,034	0.88		0.88		0.98		0.98		4.55		49
13.40	(4.92)	10,305	1.63		1.63		1.73		1.73		3.80		49
13.40	(4.92)	19,978	1.63		1.63		1.73		1.73		3.82		49
13.39	(3.95)	187,838	0.54		0.54		0.64		0.64		4.89		49
13.47	(4.39)	231	1.04		1.04		1.14		1.14		4.39		49

14.64	(2.18)	402,238	0.89	(d)	0.88	(d)	1.01	(d)	1.00	(d)	4.19	(d)	19
14.64	(2.55)	11,646	1.64	(d)	1.63	(d)	1.76	(d)	1.75	(d)	3.44	(d)	19
14.64	(2.55)	20,474	1.64	(d)	1.63	(d)	1.76	(d)	1.75	(d)	3.46	(d)	19
14.64	(2.04)	245,843	0.55	(d)	0.54	(d)	0.67	(d)	0.66	(d)	4.53	(d)	19
14.72	(2.29)	582	1.05	(d)	1.04	(d)	1.17	(d)	1.16	(d)	4.03	(d)	19

15.23	0.31	381,697	0.96		0.90		1.07		1.01		3.99		31
15.24	(0.43)	12,210	1.71		1.65		1.82		1.76		3.24		31
15.24	(0.43)	14,783	1.71		1.65		1.82		1.76		3.24		31
15.23	0.67	289,188	0.60		0.54		0.71		0.65		4.37		31
15.32	0.13	606	1.10		1.04		1.21		1.15		3.85		31

The accompanying notes are an integral part of these financial statements.	85

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Financial Highlights

Selected Data for a Share Outstanding Throughout Each Period

		Income (loss) from investment operations
Year - Share Class	Net asset value, beginning of period	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions to shareholders from net investment income
FOR THE SIX MONTHS ENDED SEPTEMBER 30, (UNAUDITED)
2012 - A	$10.62	$0.07	$0.06	$0.13	$(0.07)
2012 - B	10.61	0.04	0.06	0.10	(0.04)
2012 - C	10.62	0.05	0.06	0.11	(0.05)
2012 - Institutional	10.61	0.09	0.06	0.15	(0.09)
2012 - Service	10.61	0.07	0.05	0.12	(0.06)
2012 - IR	10.61	0.08	0.07	0.15	(0.09)

FOR THE FISCAL YEARS ENDED MARCH 31,
2012 - A	10.44	0.18	0.18	0.36	(0.18)
2012 - B	10.43	0.12	0.18	0.30	(0.12)
2012 - C	10.44	0.14	0.18	0.32	(0.14)
2012 - Institutional	10.44	0.22	0.17	0.39	(0.22)
2012 - Service	10.43	0.17	0.17	0.34	(0.16)
2012 - IR	10.44	0.19	0.19	0.38	(0.21)
2011 - A	10.46	0.18	(0.02)	0.16	(0.18)
2011 - B	10.45	0.12	(0.03)	0.09	(0.11)
2011 - C	10.46	0.12	(0.02)	0.10	(0.12)
2011 - Institutional	10.46	0.22	(0.03)	0.19	(0.21)
2011 - Service	10.46	0.17	(0.04)	0.13	(0.16)
2011 - IR (Commenced July 30, 2010)	10.56	0.14	(0.12)	0.02	(0.14)
2010 - A	10.25	0.19	0.23	0.42	(0.21)
2010 - B	10.24	0.15	0.20	0.35	(0.14)
2010 - C	10.25	0.12	0.22	0.34	(0.13)
2010 - Institutional	10.25	0.22	0.23	0.45	(0.24)
2010 - Service	10.24	0.15	0.26	0.41	(0.19)
2009 - A	10.25	0.30	— (e)	0.30	(0.30)
2009 - B	10.24	0.25	(0.01)	0.24	(0.24)
2009 - C	10.25	0.22	0.01	0.23	(0.23)
2009 - Institutional	10.25	0.34	— (e)	0.34	(0.34)
2009 - Service	10.24	0.29	— (e)	0.29	(0.29)

FOR THE PERIOD NOVEMBER 1, 2007 TO MARCH 31, 2008*
2008 - A	10.16	0.14	0.09	0.23	(0.14)
2008 - B	10.15	0.11	0.09	0.20	(0.11)
2008 - C	10.16	0.11	0.09	0.20	(0.11)
2008 - Institutional	10.16	0.15	0.09	0.24	(0.15)
2008 - Service	10.15	0.13	0.09	0.22	(0.13)

FOR THE FISCAL YEAR ENDED OCTOBER 31,
2007 - A	10.20	0.33	(0.04)	0.29	(0.33)
2007 - B	10.19	0.27	(0.04)	0.23	(0.27)
2007 - C	10.20	0.26	(0.05)	0.21	(0.25)
2007 - Institutional	10.19	0.37	(0.04)	0.33	(0.36)
2007 - Service	10.19	0.32	(0.05)	0.27	(0.31)

*	The Fund changed its fiscal year end from October 31 to March 31.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
(d)	Annualized.
(e)	Amount is less than $0.005 per share.

86	The accompanying notes are an integral part of these financial statements.

Net asset value, end of period	Total return(b)	Net assets, end of period (in 000s)	Ratio of net expenses to average net assets		Ratio of total expenses to average net assets		Ratio of net investment income to average net assets		Portfolio turnover rate(c)

$10.68	1.25%	$1,045,187	0.73	%(d)	0.76	%(d)	1.36	%(d)	10%
10.67	0.94	24	1.33	(d)	1.51	(d)	0.77	(d)	10
10.68	1.05	55,823	1.13	(d)	1.51	(d)	0.96	(d)	10
10.67	1.42	2,662,438	0.39	(d)	0.42	(d)	1.70	(d)	10
10.67	1.17	2,313	0.89	(d)	0.92	(d)	1.24	(d)	10
10.67	1.38	17,481	0.48	(d)	0.51	(d)	1.59	(d)	10

10.62	3.46	945,940	0.73		0.77		1.72		24
10.61	2.84	31	1.33		1.52		1.16		24
10.62	3.05	48,865	1.13		1.52		1.32		24
10.61	3.72	2,195,766	0.39		0.43		2.05		24
10.61	3.31	6,362	0.89		0.93		1.63		24
10.61	3.62	10,568	0.48		0.52		1.83		24
10.44	1.52	775,171	0.73		0.77		1.71		34
10.43	0.91	91	1.33		1.52		1.10		34
10.44	0.94	41,115	1.31		1.53		1.14		34
10.44	1.86	1,576,602	0.39		0.43		2.05		34
10.43	1.26	17,730	0.89		0.93		1.57		34
10.44	0.17	77	0.48	(d)	0.52	(d)	1.97	(d)	34
10.46	4.09	982,297	0.73		0.79		1.84		11
10.45	3.47	314	1.33		1.54		1.42		11
10.46	3.31	41,959	1.48		1.54		1.14		11
10.46	4.44	1,291,972	0.39		0.45		2.16		11
10.46	4.01	43,518	0.89		0.95		1.39		11
10.25	3.02	303,446	0.73		0.85		2.96		33
10.24	2.41	450	1.33		1.60		2.41		33
10.25	2.25	17,373	1.48		1.60		2.18		33
10.25	3.37	260,054	0.39		0.51		3.31		33
10.24	2.85	54	0.89		1.01		2.82		33

10.25	2.24	162,590	0.73	(d)	0.95	(d)	3.21	(d)	19
10.24	1.99	633	1.33	(d)	1.70	(d)	2.65	(d)	19
10.25	1.93	6,742	1.48	(d)	1.70	(d)	2.48	(d)	19
10.25	2.39	192,500	0.39	(d)	0.61	(d)	3.57	(d)	19
10.24	2.18	51	0.89	(d)	1.11	(d)	3.06	(d)	19

10.16	2.86	126,888	0.75		0.89		3.27		52
10.15	2.25	988	1.35		1.64		2.67		52
10.16	2.10	4,549	1.50		1.64		2.54		52
10.16	3.34	207,801	0.39		0.53		3.66		52
10.15	2.72	50	0.89		1.03		3.14		52

The accompanying notes are an integral part of these financial statements.	87

GOLDMAN SACHS MUNICIPAL FIXED INCOME FUNDS

Notes to Financial Statements

September 30, 2012 (Unaudited)

1. ORGANIZATION

Goldman Sachs Trust (the “Trust”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The following table lists those series of the Trust that are included in this report (collectively, the “Funds” or individually a “Fund”), along with their corresponding share classes and respective diversification status under the Act:

Fund	Share Classes Offered*	Diversified/ Non-diversified
High Yield Municipal	A, B, C, Institutional and IR	Non-diversified
Municipal Income and Short Duration Tax-Free	A, B, C, Institutional, Service and IR	Diversified

*	Class B Shares are generally no longer available for purchase by current or prospective investors.

Class A Shares of the High Yield Municipal, Municipal Income and Short Duration Tax-Free Funds are sold with a front-end sales charge of up to 4.50%, 3.75% and 1.50%, respectively. Class B Shares of High Yield Municipal, Municipal Income and Short Duration Tax-Free Funds were sold with a contingent deferred sales charge (“CDSC”) that declines from 5.00% to zero, 5.00% to zero, and 2.00% to zero, respectively, depending upon the period of time that shares are held. Class C Shares of High Yield Municipal, Municipal Income and Short Duration Tax-Free Funds are sold with a CDSC of 1.00%, 1.00% and 0.65%, respectively, which is imposed on redemptions made within 12 months of purchase. Institutional, Service and Class IR Shares are not subject to a sales charge.

Goldman Sachs Asset Management, L.P. (“GSAM”), an affiliate of Goldman, Sachs & Co. (“Goldman Sachs”), serves as investment adviser to the Funds pursuant to management agreements (the “Agreements”) with the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and require management to make estimates and assumptions that may affect the reported amounts and disclosures. Actual results may differ from those estimates and assumptions.

A.  Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

B.  Investment Income and Investments — Investment income includes interest income and dividend income, net of any foreign withholding taxes, less any amounts reclaimable. Interest income is accrued daily and adjusted for amortization of premiums and accretion of discounts. Dividend income is recognized on ex-dividend date or, for certain foreign securities, as soon as such information is obtained subsequent to the ex-dividend date. Investment transactions are reflected on trade date. Realized gains and losses are calculated using identified cost. Investment transactions are recorded on the following business day for daily net asset value (“NAV”) calculations. Any foreign capital gains tax is accrued daily based upon net unrealized gains, and is payable upon sale of such investments.

GOLDMAN SACHS MUNICIPAL FIXED INCOME FUNDS

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

For derivatives, realized gains and losses are recorded upon termination of the contract or upon receipt of cash. Upfront payments on swaps are recorded as realized gains or losses and are recognized over the contract’s term/event, with realized gain or losses on forward starting interest rate swaps recognized from the effective start date. For securities with paydown provisions, principal payments received are treated as a proportionate reduction to the cost basis of the securities and excess amounts are recorded as gains. For treasury inflation protected securities (“TIPS”), adjustments to principal due to inflation/deflation are reflected as increases/decreases to interest income with a corresponding adjustment to cost.

C.  Class Allocations and Expenses — Investment income, realized and unrealized gain (loss), and non-class specific expenses of each Fund are allocated daily based upon the proportion of net assets of each class. Class specific expenses, where applicable, are borne by the respective share classes and include Distribution and Service, Transfer Agent and Service and Shareholder Administration fees. Non-class specific expenses directly incurred by a Fund are charged to that Fund, while such expenses incurred by the Trust are allocated across the respective Funds on a straight-line and/or pro-rata basis depending upon the nature of the expenses.

D.  Redemption Fees — A 2% redemption fee is imposed on the redemption of shares (including by exchange) of the High Yield Municipal Fund held for 60 calendar days or less. For this purpose, the High Yield Municipal Fund uses a first-in first-out method so that shares held longest will be treated as being redeemed first and shares held shortest will be treated as being redeemed last. Redemption fees are reimbursed to the Fund and are reflected as a reduction in share redemptions. Redemption fees are credited to Paid-in Capital and are allocated to each share class of the Fund on a pro-rata basis.

E.  Federal Taxes and Distributions to Shareholders — It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies (mutual funds) and to distribute each year substantially all of its investment company taxable income and capital gains to its shareholders. Accordingly, the Funds are not required to make any provisions for the payment of federal income tax. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared daily and paid monthly, and capital gains distributions, if any, are declared and paid annually.

Net capital losses are carried forward to future fiscal years and may be used to the extent allowed by the Code to offset any future capital gains. Utilization of capital loss carryforwards will reduce the requirement of future capital gains distributions.

The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with federal income tax rules, which may differ from GAAP. The source of each Fund’s distributions may be shown in the accompanying financial statements as either from net investment income, net realized gain or capital. Certain components of the Funds’ net assets on the Statements of Assets and Liabilities reflect permanent GAAP/tax differences based on the appropriate tax character.

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to

GOLDMAN SACHS MUNICIPAL FIXED INCOME FUNDS

Notes to Financial Statements (continued)

September 30, 2012 (Unaudited)

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

A.  Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities and investment companies traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges including, but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If no sale occurs, equity securities and exchange traded investment companies are valued at the last bid price for long positions and at the last ask price for short positions. Investments in investment companies (other than those that are exchange traded) are valued at the NAV on the valuation date. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under valuation procedures approved by the trustees and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. Investments applying these valuation adjustments are classified as Level 2 of the fair value hierarchy.

Debt Securities — Debt securities, for which market quotations are readily available, are valued daily on the basis of quotations supplied by dealers or an independent pricing service approved by the trustees. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from securities dealers to determine current value. Short-term debt obligations that mature in sixty days or less and that do not exhibit signs of credit deterioration are valued at amortized cost, which approximates fair value. With the exception of treasury securities, which are generally classified as Level 1, these investments are generally classified as Level 2 of the fair value hierarchy.

i.  Inverse Floaters — The Funds may invest in inverse floating rate debt securities (“inverse floaters”). The interest rate on inverse floaters resets in the opposite direction from the market rate of interest to which the inverse floaters are indexed. An

GOLDMAN SACHS MUNICIPAL FIXED INCOME FUNDS

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

inverse floater may be considered to be leveraged to the extent that its interest rate varies by a magnitude that exceeds the magnitude of the change in the index rate of interest. The higher the degree of leverage of an inverse floater, the greater the volatility of its market value.

ii.  When-Issued Securities and Forward Commitments — When-issued securities, including TBA (“To Be Announced”) securities, are securities that are authorized but not yet issued in the market and purchased in order to secure what is considered to be an advantageous price or yield to the Fund. A forward commitment involves entering into a contract to purchase or sell securities, typically on an extended settlement basis, for a fixed price at a future date. The purchase of securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines before the settlement date. Conversely, the sale of securities on a forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. Although the Funds will generally purchase securities on a when-issued or forward commitment basis with the intention of acquiring the securities for their portfolios, the Funds may dispose of when-issued securities or forward commitments prior to settlement which may result in a realized gain or loss.

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors.

Exchange-traded derivatives, including futures contracts, typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing. Where models are used, the selection of a particular model to value an OTC derivative depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

Swap Contracts — Swaps are marked to market daily using pricing vendor quotations, counterparty prices or model prices, and the change in value, if any, is recorded as an unrealized gain or loss.

A credit default swap is an agreement that involves one party making a stream of payments to another party in exchange for the right to receive protection on a reference security or obligation. A Fund may use credit default swaps to provide a measure of protection against defaults of the reference security or obligation or to take a short position with respect to the likelihood of default. A Fund’s investment in credit default swaps may involve greater risks than if the Fund had invested in the referenced obligation directly. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. If a Fund buys protection through a credit default swap and no credit event occurs, its payments are limited to the periodic payments previously made to the counterparty. Upon the occurrence of a specified credit event, a Fund, as a buyer of credit protection, is entitled to receive an amount equal to the notional amount of the swap and deliver to the seller the defaulted reference obligation in a physically settled trade. A Fund may also receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in cash settled trade.

GOLDMAN SACHS MUNICIPAL FIXED INCOME FUNDS

Notes to Financial Statements (continued)

September 30, 2012 (Unaudited)

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

As a seller of protection, a Fund generally receives a payment stream throughout the term of the swap, provided that there is no credit event. In addition, if the Fund sells protection through a credit default swap, the Fund could suffer a loss because the value of the referenced obligation may be less than the premium payments received. Upon the occurrence of a specified credit event, a Fund, as a seller of credit protection, may be required to take possession of the defaulted reference obligation and pay the buyer an amount equal to the notional amount of the swap in a physically settled trade. A Fund may also pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in cash settled trade. Recovery values are at times established through the credit event auction process in which market participants are ensured that a transparent price has been set for the defaulted security or obligation. In addition, a Fund is entitled to a return of any assets, which have been pledged as collateral to the counterparty.

The maximum potential amount of future payments (undiscounted) that the Funds as sellers of protection could be required to make under a credit default swap would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations or net amounts received from a settlement of a credit default swap for the same reference security or obligation where the Funds bought credit protection.

B.  Level 3 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 3 are as follows:

To the extent that the aforementioned significant inputs are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of the Funds’ investments may be determined under valuation procedures approved by the trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. Significant events which could affect a large number of securities in a particular market may include, but are not limited to: significant fluctuations in U.S. or foreign markets; market dislocations; market disruptions or unscheduled market closings. Significant events which could also affect a single issuer, may include, but are not limited to: corporate actions such as reorganizations, mergers and buy-outs; ratings downgrades; and bankruptcies.

GOLDMAN SACHS MUNICIPAL FIXED INCOME FUNDS

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

C.  Fair Value Hierarchy — The following is a summary of the Funds’ investments and derivatives classified in the fair value hierarchy as of September 30, 2012:

HIGH YIELD MUNICIPAL

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments	$2,565	$—	$—
Corporate Bonds	—	1,900,000	—
Municipal Debt Obligations	—	3,686,015,619	—
Short-term Investments	—	22,075,000	—
Total	$2,565	$3,709,990,619	$—

Derivative Type
Liabilities(a)
Credit Default Swap Contracts	$—	$(423,169)	$—

MUNICIPAL INCOME FUND

Investment Type	Level 1	Level 2	Level 3
Assets
Municipal Debt Obligations	$—	$585,242,671	$—
Short-term Investments	—	22,305,000	—
Total	$—	$607,547,671	$—

SHORT DURATION TAX-FREE

Investment Type	Level 1	Level 2	Level 3
Assets
Municipal Debt Obligations	$—	$3,551,051,952	$—
Short-term Investments	—	148,266,615	—
Total	$—	$3,699,318,567	$—

(a)	Amount shown represents unrealized gain (loss) at period end.

GOLDMAN SACHS MUNICIPAL FIXED INCOME FUNDS

Notes to Financial Statements (continued)

September 30, 2012 (Unaudited)

4. INVESTMENTS IN DERIVATIVES

The following table sets forth, by certain risk types, the gross value of derivative contracts as of September 30, 2012. These instruments were used to meet the High Yield Municipal Fund’s investment objectives and to obtain and/or manage exposure related to the risks below. The value in the tables below exclude the effects of cash collateral received or posted pursuant to these derivative contracts, and therefore are not representative of the Fund’s net exposure.

Risk	Statements of Assets and Liabilities	Liabilities(a)
Credit	Payable for unrealized loss on swap contracts	$(423,169)

(a)	Amount represents the payments to be made pursuant to bilateral agreements should counterparties exercise their “right to terminate” provisions based on, among others, the Fund’s performance, its failure to pay on its obligations or failure to pledge collateral. Such amounts do not include incremental charges directly associated with the close-out of the agreements. They also do not reflect the fair value of any assets pledged as collateral which, through the daily margining process, substantially offsets the aforementioned amounts and for which the Fund is entitled to a full return.

The following table sets forth, by certain risk types, the High Yield Municipal Fund’s gains (losses) related to these derivatives and their indicative volumes for the six months ended September 30, 2012. These gains (losses) should be considered in the context that these derivative contracts may have been executed to economically hedge certain investments, and accordingly, certain gains (losses) on such derivative contracts may offset certain (losses) gains attributable to investments. These gains (losses) are included in “Net realized gain (loss)” or “Net change in unrealized gain (loss)” on the Statements of Operations:

Risk	Statements of Operations	Net Realized Gain (Loss)	Net Change in Unrealized Gain (Loss)	Average Number of Contracts(a)
Credit	Net realized gain (loss) from swap contracts/Net change in unrealized gain (loss) on swap contracts	$180,423	$41,812	2

(a)	Average number of contracts is based on the average of month end balances for the period ended September 30, 2012.

5. AGREEMENTS AND AFFILIATED TRANSACTIONS

A.  Management Agreements — Under the Agreements, GSAM manages the Funds, subject to the general supervision of the trustees.

As compensation for the services rendered pursuant to the Agreements, the assumption of the expenses related thereto and administration of the Funds’ business affairs, including providing facilities, GSAM is entitled to a management fee, accrued daily and paid monthly, equal to an annual percentage rate of each Fund’s average daily net assets.

GOLDMAN SACHS MUNICIPAL FIXED INCOME FUNDS

5. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

For the six months ended September 30, 2012, contractual and effective net management fees with GSAM were at the following rates:

	Contractual Management Fee Rate						Effective Net Management Fee Rate
Fund	First $1 billion	Next $1 billion	Next $3 billion	Next $3 billion	Over $8 billion	Effective Rate
High Yield Municipal	0.55%	0.55%	0.50%	0.48%	0.47%	0.53%	0.53%
Municipal Income	0.55	0.50	0.48	0.47	0.46	0.55	0.40	*
Short Duration Tax-Free	0.40	0.36	0.34	0.33	0.32	0.36	0.35	*

*	GSAM agreed to waive a portion of its management fee in order to achieve the effective net management rate of shown above through at least July 27, 2013. Prior to such date GSAM may not terminate the arrangement without the approval of the trustees.

B.  Distribution and Service Plans — The Trust, on behalf of each Fund, has adopted Distribution and Service Plans (the “Plans”). Under the Plans, Goldman Sachs, which serves as distributor (the “Distributor”), is entitled to a fee accrued daily and paid monthly, for distribution services and personal and account maintenance services, which may then be paid by Goldman Sachs to authorized dealers, at the following annual rates calculated on a Fund’s average daily net assets of each respective share class:

	Distribution and Service Plan Rates
	Class A*	Class B	Class C
Distribution Plan	0.25%	0.75%	0.75%
Service Plan	—	0.25	0.25

*	With respect to Class A Shares, the Distributor at its discretion may use compensation for distribution services paid under the Distribution Plan to compensate service organizations for personal and account maintenance services and expenses as long as such total compensation does not exceed the maximum cap on “service fees” imposed by the Financial Industry Regulatory Authority.

For the six months ended September 30, 2012, Goldman Sachs agreed to waive a portion of the distribution and service fees equal to 0.15% and 0.35% as an annual percentage rate of the average daily net assets attributable to Class B Shares and Class C Shares, respectively, of the Short Duration Tax-Free Fund. These arrangements will remain in place through at least July 27, 2013. Prior to such date, Goldman Sachs may not terminate these arrangements without the approval of the trustees.

C. Distribution Agreement — Goldman Sachs, as Distributor of the shares of the Funds pursuant to a Distribution Agreement, may retain a portion of the Class A front end sales charge and Class B and Class C CDSC. During the six months ended September 30, 2012, Goldman Sachs advised that it retained front end sales charges of approximately $46,000, $27,200 and $7,700 for the High Yield Municipal, Municipal Income and Short Duration Tax-Free Funds, respectively. Goldman Sachs retained no contingent deferred sales charges.

GOLDMAN SACHS MUNICIPAL FIXED INCOME FUNDS

Notes to Financial Statements (continued)

September 30, 2012 (Unaudited)

5. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

D.  Service Plan and Shareholder Administration Plan — The Trust, on behalf of each Fund that offers Service Shares, has adopted a Service Plan and a Shareholder Administration Plan. These plans allow for service organizations to provide varying levels of personal and account maintenance and shareholder administration services to their customers who are beneficial owners of such shares. The Service Plan and Shareholder Administration Plan each provide for compensation to the service organizations which is accrued daily and paid monthly at an annual rate as follows: 0.25% (0.50% in aggregate) of the average daily net assets of the Service Shares.

E.  Transfer Agency Agreement — Goldman Sachs also serves as the transfer agent of the Funds for a fee pursuant to a Transfer Agency Agreement. The fees charged for such transfer agency services are accrued daily and paid monthly at annual rates as follows: 0.13% of the average daily net assets of Class A, Class B, Class C and Class IR Shares and 0.04% of the average daily net assets of Institutional and Service Shares. Goldman Sachs agreed to waive a portion of the transfer agency fee equal to 0.05% as an annual percentage rate of the average daily net assets attributable to Class A, Class B, Class C and Class IR Shares of the High Yield Municipal Fund. This arrangement will remain in effect through at least July 27, 2013. Prior to such date, Goldman Sachs may not terminate the arrangement without the approval of the trustees.

F.  Other Expense Agreements and Affiliated Transactions — GSAM has agreed to limit certain “Other Expense” of the Funds (excluding management fees, distribution and service fees, transfer agent fees and expenses, service fees and shareholder administration fees (as applicable), taxes, interest, brokerage fees, acquired fund fees and expenses, litigation, indemnification, shareholder meetings and other extraordinary expenses, exclusive of any custody and transfer agent fee reductions) to the extent such expenses exceed, on an annual basis, a percentage rate of the average daily net assets of each Fund. Such Other Expense reimbursements, if any, are accrued daily and paid monthly. In addition, the Funds are not obligated to reimburse GSAM for prior fiscal year expense reimbursements, if any. The Other Expense limitation as an annual percentage rate of average daily net assets for each Fund is 0.004%. These Other Expense reimbursements will remain in place through at least July 27, 2013, and prior to such date GSAM may not terminate the arrangements without the approval of the trustees. In addition, the Funds have entered into certain offset arrangements with the custodian and the transfer agent, which may result in a reduction of the Funds’ expenses.

For the six months ended September 30, 2012, these expense reductions, including any fee waivers and Other Expense reimbursements, were as follows (in thousands):

	Fee Waivers
Fund	Management Fee	Class B Distribution and Service Fee		Class C Distribution and Service Fee	Transfer Agent Fee(a)	Other Expense Reimbursement	Custody Fee Credits	Total Expense Reductions
High Yield Municipal	$—	$—		$—	$119	$248	$3	$370
Municipal Income	460	—		—	—	157	1	618
Short Duration Tax-Free	300	—	(b)	94	—	226	8	628

(a)	Applicable to Class A, B, C and IR Shares.
(b)	Amount rounds to less than $1,000.

GOLDMAN SACHS MUNICIPAL FIXED INCOME FUNDS

5. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

As of September 30, 2012, the amounts owed to affiliates of the Funds were as follows (in thousands):

Fund	Management Fees	Distribution and Service Fees	Transfer Agent Fees	Total
High Yield Municipal	$1,609	$170	$138	$1,917
Municipal Income	202	100	49	351
Short Duration Tax-Free	1,048	240	202	1,490
G.  Line of Credit Facility — As of September 30, 2012, the Funds participated in a $630,000,000 committed, unsecured revolving line of credit facility (the “facility”) together with other funds of the Trust and registered investment companies having management agreements with GSAM or its affiliates (“Other Borrowers”). Pursuant to the terms of the facility, the Funds and Other Borrowers could increase the credit amount by an additional $340,000,000, for a total of up to $970,000,000. This facility is to be used solely for temporary or emergency purposes. The interest rate on borrowings is based on the federal funds rate. The facility also requires a fee to be paid by the Funds based on the amount of the commitment that has not been utilized. For the six months ended September 30, 2012, the Funds did not have any borrowings under the facility. Prior to May 8, 2012, the amount available through the facility was $580,000,000.

6. PORTFOLIO SECURITIES TRANSACTIONS

The cost of purchases and proceeds from sales and maturities of long-term securities for the six months ended September 30, 2012, were as follows:

Fund	Purchases	Sales and Maturities
High Yield Municipal	$542,637,089	$385,027,921
Municipal Income	38,910,893	49,418,697
Short Duration Tax-Free	746,185,105	327,577,701

GOLDMAN SACHS MUNICIPAL FIXED INCOME FUNDS

Notes to Financial Statements (continued)

September 30, 2012 (Unaudited)

7. TAX INFORMATION

As of the Funds’ most recent fiscal year end, March 31, 2012, the Funds’ capital loss carryforwards and certain timing differences, on a tax-basis were as follows:

	High Yield Municipal	Municipal Income	Short Duration Tax-Free
Capital loss carryforwards:(1)
Expiring 2013	$—	$—	$(345,706)
Expiring 2014	—	—	(4,730,013)
Expiring 2015	(2,478,411)	(3,036,076)	(2,044,683)
Expiring 2016	(220,731,177)	(5,753,929)	—
Expiring 2017	(553,071,659)	(13,220,467)	(12,792)
Expiring 2018	(431,124,617)	(11,494,807)	(451,870)
Expiring 2019	(11,174,752)	(704,599)	—
Perpetual Short-term	(7,011,601)	(1,962,129)	—
Perpetual Long-term	(56,051,166)	(821,574)	—
Total capital loss carryforwards	$(1,281,643,383)	$(36,993,581)	$(7,585,064)
Timing differences (post-October losses/income distribution payable/defaulted bond income)	$(89,379,927)	$(1,775,489)	$(1,252,374)

(1)	Except for perpetual capital loss carryforward, expiration occurs on March 31 of the year indicated.

As of September 30, 2012, the Funds’ aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

	High Yield Municipal	Municipal Income	Short Duration Tax-Free
Tax cost	$3,567,669,127	$548,784,410	$3,634,607,590
Gross unrealized gain	431,666,174	66,054,504	69,138,854
Gross unrealized loss	(289,342,117)	(7,291,243)	(4,427,877)
Net unrealized security gain	$142,324,057	$58,763,261	$64,710,977

The difference between GAAP-basis and tax-basis unrealized gains (losses), as of the most recent fiscal year end, is attributable primarily to wash sales, differences in the tax treatment of partnership investments, swap transactions, premium amortization and the accretion of market discount.

GSAM has reviewed the Funds’ tax positions for all open tax years (the current and prior three years, as applicable) and has concluded that no provision for income tax is required in the Funds’ financial statements. Such open tax years remain subject to examination and adjustment by tax authorities.

GOLDMAN SACHS MUNICIPAL FIXED INCOME FUNDS

8. OTHER RISKS

The Funds’ risks include, but are not limited to, the following:

Shareholder Concentration Risk — Certain funds, accounts, individuals or Goldman Sachs affiliates may from time to time own (beneficially or of record) or control a significant percentage of the Funds’ shares. Redemptions by these entities of their holdings in the Funds may impact the Funds’ liquidity and NAV. These redemptions may also force the Funds to sell securities.

Liquidity Risk — The Funds may make investments that may be illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions.

Market and Credit Risks — In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk). Additionally, the Funds may also be exposed to credit risk in the event that an issuer fails to perform or that an institution or entity with which the Funds have unsettled or open transaction defaults.

Non-Diversification Risk — High Yield Municipal Fund is non-diversified and is permitted to invest more of its assets in fewer issuers than a “diversified” mutual fund. Thus, the Fund may be subject to greater risks than a fund that invests in a greater number of issuers.

Portfolio Concentration Risk — As a result of certain of the Funds’ ability to invest a large percentage of their assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Funds’ investments more than if their investments were not so concentrated.

9. INDEMNIFICATIONS

Under the Trust’s organizational documents, its trustees, officers, employees and agents are indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, GSAM believes the risk of loss under these arrangements to be remote.

10. OTHER MATTERS

Other — On February 8, 2012, the Commodity Futures Trading Commission (CFTC) adopted amendments to several of its rules relating to commodity pool operators, including Rule 4.5. The Funds currently rely on Rule 4.5’s exclusion from CFTC regulation for regulated investment companies. GSAM is currently evaluating the amendments and their impact, if any, on the Funds’ financial statements.

11. SUBSEQUENT EVENTS

Subsequent events after the balance sheet date have been evaluated through the date the financial statements were issued. GSAM has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

GOLDMAN SACHS MUNICIPAL FIXED INCOME FUNDS

Notes to Financial Statements (continued)

September 30, 2012 (Unaudited)

12. SUMMARY OF SHARE TRANSACTIONS

Share activity is as follows:

	High Yield Municipal Fund

	For the Six Months Ended September 30, 2012 (Unaudited)		For the Fiscal Year Ended March 31, 2012

	Shares	Dollars	Shares	Dollars

Class A Shares
Shares sold	3,632,866	$33,265,067	7,569,764	$64,466,270
Shares converted from Class B(a)	9,613	88,033	36,911	311,197
Reinvestment of distributions	785,450	7,224,590	1,710,718	14,569,164
Shares redeemed	(4,781,512)	(43,710,907)	(11,019,821)	(93,359,709)
	(353,583)	(3,133,217)	(1,702,428)	(14,013,078)
Class B Shares
Shares sold	13,314	122,516	38,872	329,078
Shares converted to Class A(a)	(9,606)	(88,033)	(36,911)	(311,197)
Reinvestment of distributions	20,290	186,517	58,885	500,202
Shares redeemed	(204,553)	(1,878,953)	(532,563)	(4,511,548)
	(180,555)	(1,657,953)	(471,717)	(3,993,465)
Class C Shares
Shares sold	1,050,918	9,646,705	1,602,757	13,707,600
Reinvestment of distributions	162,583	1,495,429	364,384	3,101,437
Shares redeemed	(873,086)	(7,997,419)	(2,755,449)	(23,279,054)
	340,415	3,144,715	(788,308)	(6,470,017)
Institutional Shares
Shares sold	38,699,668	355,085,498	65,544,688	559,965,320
Reinvestment of distributions	7,706,961	70,900,466	16,554,797	140,955,182
Shares redeemed	(26,677,770)	(244,339,264)	(81,189,293)	(687,060,328)
	19,728,859	181,646,700	910,192	13,860,174
Class IR Shares
Shares sold	113,687	1,044,507	358,216	3,055,857
Reinvestment of distributions	9,141	84,158	11,047	95,000
Shares redeemed	(33,859)	(311,694)	(82,810)	(710,973)
	88,969	816,971	286,453	2,439,884
NET INCREASE (DECREASE)	19,624,105	$180,817,216	(1,765,808)	$(8,176,502)

(a)	Class B Shares automatically convert into Class A Shares on or about the fifteenth day of the last month of the calendar quarter that is eight years after the initial purchase date of either the Fund or another Goldman Sachs Fund.

GOLDMAN SACHS MUNICIPAL FIXED INCOME FUNDS

12. SUMMARY OF SHARE TRANSACTIONS (continued)

Share activity is as follows:

	Municipal Income Fund

	For the Six Months Ended September 30, 2012 (Unaudited)		For the Fiscal Year Ended March 31, 2012

	Shares	Dollars	Shares	Dollars

Class A Shares
Shares sold	2,429,042	$38,906,278	6,152,118	$92,306,959
Shares converted from Class B(a)	2,605	41,581	6,985	105,391
Reinvestment of distributions	399,003	6,403,135	882,604	13,324,956
Shares redeemed	(3,040,466)	(48,649,407)	(7,740,886)	(115,999,039)
	(209,816)	(3,298,413)	(699,179)	(10,261,733)
Class B Shares
Shares sold	10,549	168,875	35,673	543,578
Shares converted to Class A(a)	(2,605)	(41,581)	(6,985)	(105,391)
Reinvestment of distributions	4,212	67,556	11,442	172,451
Shares redeemed	(49,977)	(799,723)	(120,827)	(1,828,773)
	(37,821)	(604,873)	(80,697)	(1,218,135)
Class C Shares
Shares sold	234,565	3,758,331	332,495	5,052,669
Reinvestment of distributions	19,577	314,150	42,806	646,374
Shares redeemed	(212,632)	(3,409,531)	(338,799)	(5,063,974)
	41,510	662,950	36,502	635,069
Institutional Shares
Shares sold	1,834,646	29,323,190	3,881,621	58,583,866
Reinvestment of distributions	199,970	3,207,731	429,169	6,471,539
Shares redeemed	(1,909,907)	(30,585,288)	(5,844,145)	(87,118,120)
	124,709	1,945,633	(1,533,355)	(22,062,715)
Service Shares
Reinvestment of distributions	23	369	50	763
Shares redeemed	(2,768)	(44,232)	(1)	(10)
	(2,745)	(43,863)	49	753
Class IR Shares
Shares sold	118,355	1,900,418	104,537	1,600,576
Reinvestment of distributions	2,877	46,194	1,663	25,506
Shares redeemed	(29,395)	(472,618)	(17,598)	(264,574)
	91,837	1,473,994	88,602	1,361,508
NET INCREASE (DECREASE)	7,674	$135,428	(2,188,078)	$(31,545,253)

(a)	Class B Shares automatically convert into Class A Shares on or about the fifteenth day of the last month of the calendar quarter that is eight years after the initial purchase date of either the Fund or another Goldman Sachs Fund.

GOLDMAN SACHS MUNICIPAL FIXED INCOME FUNDS

Notes to Financial Statements (continued)

September 30, 2012 (Unaudited)

12. SUMMARY OF SHARE TRANSACTIONS (continued)

Share activity is as follows:

	Short Duration Tax-Free Fund

	For the Six Months Ended September 30, 2012 (Unaudited)		For the Fiscal Year Ended March 31, 2012

	Shares	Dollars	Shares	Dollars

Class A Shares
Shares sold	32,057,492	$341,620,451	62,696,479	$662,858,683
Reinvestment of distributions	584,468	6,229,063	1,236,986	13,081,697
Shares redeemed	(23,861,136)	(254,247,916)	(49,070,446)	(518,590,784)
	8,780,824	93,601,598	14,863,019	157,349,596
Class B Shares
Shares sold	1	14	—	—
Reinvestment of distributions	10	109	59	620
Shares redeemed	(653)	(6,949)	(5,823)	(61,402)
	(642)	(6,826)	(5,764)	(60,782)
Class C Shares
Shares sold	1,235,664	13,161,961	1,945,490	20,599,647
Reinvestment of distributions	16,305	173,740	35,815	378,632
Shares redeemed	(626,913)	(6,680,986)	(1,316,149)	(13,907,779)
	625,056	6,654,715	665,156	7,070,500
Institutional Shares
Shares sold	88,493,182	942,478,709	145,317,302	1,535,420,674
Reinvestment of distributions	1,446,542	15,410,516	2,375,614	25,118,208
Shares redeemed	(47,414,557)	(504,751,168)	(91,840,122)	(969,823,249)
	42,525,167	453,138,057	55,852,794	590,715,633
Service Shares
Reinvestment of distributions	2,612	27,813	17,001	179,330
Shares redeemed	(385,638)	(4,103,754)	(1,116,621)	(11,787,762)
	(383,026)	(4,075,941)	(1,099,620)	(11,608,432)
Class IR Shares
Shares sold	767,470	8,170,731	1,503,618	15,953,469
Reinvestment of distributions	10,463	111,467	5,207	55,329
Shares redeemed	(135,962)	(1,447,576)	(520,271)	(5,515,326)
	641,971	6,834,622	988,554	10,493,472
NET INCREASE	52,189,350	$556,146,225	71,264,139	$753,959,987

GOLDMAN SACHS MUNICIPAL FIXED INCOME FUNDS

Fund Expenses — Six Month Period Ended September 30, 2012 (Unaudited)

As a shareholder of Class A, Class B, Class C, Institutional, Service or Class IR Shares of a Fund you incur two types of costs: (1) transaction costs, including sales charges on purchase payments (with respect to Class A Shares) and contingent deferred sales charges on redemptions (with respect to Class B and Class C Shares); and redemption fees (with respect to Class A, Class B, Class C, Institutional, Service and Class IR Shares, if any); and (2) ongoing costs, including management fees; distribution and service (12b-1) fees (with respect to Class A, Class B and Class C Shares); and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in Class A, Class B, Class C, Institutional, Service and Class IR Shares of the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2012 through September 30, 2012.

Actual Expenses — The first line under each share class in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000=8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes — The second line under each share class in the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual net expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges, redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	High Yield Municipal Fund				Municipal Income Fund				Short Duration Tax-Free Fund
Share Class	Beginning Account Value 4/01/12	Ending Account Value 9/30/12		Expenses Paid for the 6 Months Ended 9/30/12*	Beginning Account Value 4/01/12	Ending Account Value 9/30/12		Expenses Paid for the 6 Months Ended 9/30/12*	Beginning Account Value 4/01/12	Ending Account Value 9/30/12		Expenses Paid for the 6 Months Ended 9/30/12*
Class A
Actual	$1,000	$1,070.90		$4.46	$1,000	$1,048.70		$4.01	$1,000	$1,012.50		$3.68
Hypothetical 5% return	1,000	1.020.76	+	4.36	1,000	1,021.16	+	3.95	1,000	1,021.41	+	3.70
Class B
Actual	1,000	1,065.70		8.34	1,000	1,044.80		7.84	1,000	1,009.40		6.70
Hypothetical 5% return	1,000	1,017.00	+	8.14	1,000	1,017.40	+	7.74	1,000	1,018.40	+	6.73
Class C
Actual	1,000	1,066.90		8.34	1,000	1,044.80		7.84	1,000	1,010.50		5.70
Hypothetical 5% return	1,000	1,017.00	+	8.14	1,000	1,017.40	+	7.74	1,000	1,019.40	+	5.72
Institutional
Actual	1,000	1,071.20		2.96	1,000	1,051.10		2.26	1,000	1,014.20		1.97
Hypothetical 5% return	1,000	1,022.21	+	2.89	1,000	1,022.86	+	2.23	1,000	1,023.11	+	1.98
Service
Actual	N/A	N/A		N/A	1,000	1,048.00		4.83	1,000	1,011.70		4.49
Hypothetical 5% return	N/A	N/A		N/A	1,000	1,020.36	+	4.76	1,000	1,020.61	+	4.51
Class IR
Actual	1,000	1,071.00		3.17	1,000	1,050.00		2.72	1,000	1,013.80		2.42
Hypothetical 5% return	1,000	1,022.01	+	3.09	1,000	1,022.41	+	2.69	1,000	1,022.66	+	2.43

*	Expenses are calculated using each Fund’s annualized net expense ratio for each class, which represents the ongoing expenses as a percentage of net assets for the six months ended September 30, 2012. Expenses are calculated by multiplying the annualized net expense ratio by the average account value for the period; then multiplying the result by the number of days in the most recent fiscal half year; and then dividing that result by the number of days in the fiscal year. The annualized net expense ratios for the period were as follows:

Fund	Class A	Class B	Class C	Institutional	Service	Class IR
High Yield Municipal	0.86%	1.61%	1.61%	0.57%	N/A	0.61%
Municipal Income	0.78	1.53	1.53	0.44	0.94%	0.53
Short Duration Tax-Free	0.73	1.33	1.13	0.39	0.89	0.48

+	Hypothetical expenses are based on each Fund’s actual annualized net expense ratios and an assumed rate of return of 5% per year before expenses.

GOLDMAN SACHS MUNICIPAL FIXED INCOME FUNDS

Statement Regarding Basis for Approval of Management Agreements (Unaudited)

Background

The Goldman Sachs High Yield Municipal, Goldman Sachs Municipal Income and Goldman Sachs Short Duration Tax-Free Funds (the “Funds”) are investment portfolios of Goldman Sachs Trust (the “Trust”). The Board of Trustees oversees the management of the Trust and reviews the investment performance and expenses of the Funds at regularly scheduled meetings held during the year. In addition, the Board of Trustees determines annually whether to approve the continuance of the Trust’s investment management agreements (the “Management Agreements”) with Goldman Sachs Asset Management, L.P. (the “Investment Adviser”) on behalf of the Funds.

The Management Agreements were most recently approved for continuation until June 30, 2013 by the Board of Trustees, including those Trustees who are not parties to the Management Agreements or “interested persons” (as defined in the Investment Company Act of 1940, as amended) of any party thereto (the “Independent Trustees”), at a meeting held on June 13, 2012 (the “Annual Meeting”).

The review process undertaken by the Trustees spans the course of the year and culminates with the Annual Meeting. To assist the Trustees in their deliberations, the Trustees have established a Contract Review Committee (the “Committee”), comprised of the Independent Trustees. The Committee held three meetings over the course of the year since the Management Agreements were last approved. At those Committee meetings, regularly scheduled Board meetings and/or the Annual Meeting, the Board, or the Independent Trustees, as applicable, considered matters relating to the Management Agreements, including:

(a)	the nature and quality of the advisory, administrative and other services provided to the Funds by the Investment Adviser and its affiliates, including information about:
(i)	the structure, staff and capabilities of the Investment Adviser and its portfolio management teams;
(ii)	the groups within the Investment Adviser and its affiliates that support the portfolio management teams or provide other types of necessary services, including fund services groups (e.g., accounting and financial reporting, tax, shareholder services and operations), controls and risk management groups (e.g., legal, compliance, valuation oversight, credit risk management, internal audit, compliance testing, market risk analysis, finance and strategy and central funding), sales and distribution support groups and others (e.g., information technology and training);
(iii)	trends in headcount;
(iv)	the Investment Adviser’s financial resources and ability to hire and retain talented personnel and strengthen its operations; and
(v)	the parent company’s support of the Investment Adviser and its mutual fund business, as expressed by the firm’s senior management;
(b)	information on the investment performance of the Funds, including comparisons to the performance of similar mutual funds, as provided by a third party mutual fund data provider engaged as part of the contract review process (the “Outside Data Provider”), and benchmark performance indices, and general investment outlooks in the markets in which the Funds invest;
(c)	the terms of the Management Agreements and agreements with affiliated service providers entered into by the Trust on behalf of the Funds;
(d)	expense information for the Funds, including:
(i)	the relative management fee and expense levels of the Funds as compared to those of comparable funds managed by other advisers, as provided by the Outside Data Provider;
(ii)	each Fund’s expense trends over time; and
(iii)	to the extent the Investment Adviser manages institutional accounts or collective investment vehicles having investment objectives and policies similar to those of the Funds, comparative information on the advisory fees charged and services provided to those accounts by the Investment Adviser;
(e)	with respect to the extensive investment performance and expense comparison data provided by the Outside Data Provider, its processes in producing that data for the Funds;
(f)	the Investment Adviser’s undertakings to waive certain management fees (with respect to the Municipal Income and Short Duration Tax-Free Funds) and limit certain expenses of each of the Funds that exceed specified levels; the undertakings of Goldman, Sachs & Co. (“Goldman Sachs”), the Funds’ affiliated distributor and transfer agent, to waive a portion of the distribution and service fees paid by the Short Duration Tax-Free Fund’s Class B and Class C Shares and a portion of the transfer agency fees paid by the High Yield Municipal Fund’s Class A, Class B, Class C and Class IR Shares; and a summary of contractual fee reductions made by the Investment Adviser and its affiliates over the past several years with respect to the Funds;

GOLDMAN SACHS MUNICIPAL FIXED INCOME FUNDS

Statement Regarding Basis for Approval of Management Agreements (Unaudited) (continued)

(g)	information relating to the profitability of the Management Agreements and the transfer agency and distribution and service arrangements of each of the Funds and the Trust as a whole to the Investment Adviser and its affiliates;
(h)	whether each Fund’s existing management fee schedule adequately addressed any economies of scale;
(i)	a summary of the “fall-out” benefits derived by the Investment Adviser and its affiliates from their relationships with the Funds, including the fees received by the Investment Adviser’s affiliates from the Funds for transfer agency, portfolio trading, distribution and other services;
(j)	a summary of potential benefits derived by the Funds as a result of their relationship with the Investment Adviser;
(k)	information regarding portfolio trading and how the Investment Adviser carries out its duty to seek best execution;
(l)	portfolio manager ownership of Fund shares; the manner in which portfolio manager compensation is determined; and the number and types of accounts managed by the portfolio managers;
(m)	the nature and quality of the services provided to the Funds by their unaffiliated service providers, and the Investment Adviser’s general oversight and evaluation (including reports on due diligence) of those service providers as part of the administration services provided under the Management Agreements; and
(n)	the Investment Adviser’s processes and policies addressing various types of potential conflicts of interest; its approach to risk management; the annual review of the effectiveness of the Funds’ compliance program; and compliance reports.

The Trustees also received an overview of the Funds’ distribution arrangements. They received information regarding the Funds’ assets, share purchase and redemption activity and the payment of Rule 12b-1 distribution and service fees by the Funds and the payment of non-Rule 12b-1 shareholder service and/or administration fees by the Municipal Income and Short Duration Tax-Free Funds’ Service Shares. Information was also provided to the Trustees relating to revenue sharing payments made by and services provided by the Investment Adviser and its affiliates to intermediaries that promote the sale, distribution and/or servicing of Fund shares.

The presentations made at the Board and Committee meetings and at the Annual Meeting encompassed the Funds and other mutual fund portfolios for which the Board of Trustees has responsibility. In evaluating the Management Agreements at the Annual Meeting, the Trustees relied upon their knowledge, resulting from their meetings and other interactions throughout the year, of the Investment Adviser, its affiliates, their services and the Funds. In conjunction with these meetings, the Trustees received written materials and oral presentations on the topics covered, and were advised by their independent legal counsel regarding their responsibilities and other regulatory requirements related to the approval and continuation of mutual fund investment management agreements under applicable law. In addition, the Investment Adviser and its affiliates provided the Independent Trustees with a written response to a formal request for information sent on behalf of the Independent Trustees by their independent legal counsel. During the course of their deliberations, the Independent Trustees met in executive sessions with their independent legal counsel, without representatives of the Investment Adviser or its affiliates present. The Independent Trustees also discussed the broad range of other investment choices that are available to Fund investors, including the availability of comparable funds managed by other advisers.

Nature, Extent and Quality of the Services Provided Under the Management Agreements

As part of their review, the Trustees considered the nature, extent and quality of the services provided by the Investment Adviser. In this regard, the Trustees considered both the investment advisory services, and the other, non-advisory services, that are provided to the Funds by the Investment Adviser and its affiliates. The Trustees noted the transition in the leadership and changes in personnel of various of the Investment Adviser’s portfolio management teams that had occurred in recent periods, and the potential benefit to the Funds of the ongoing recruitment efforts aimed at bringing high quality investment talent to the Investment Adviser. The Independent Trustees concluded that the Investment Adviser continued to commit substantial financial and operational resources to the Funds and expressed confidence that the Investment Adviser would continue to do so in the future. The Trustees also observed that the Investment Adviser had made significant commitments to address regulatory compliance requirements applicable to the Funds and the Investment Adviser.

Investment Performance

The Trustees also considered the investment performance of the Funds and the Investment Adviser. In this regard, they compared the investment performance of each Fund to its peers using rankings and ratings compiled by the Outside Data Provider as of December 31, 2011, and updated performance information prepared by the Investment Adviser using the peer groups identified by the Outside Data Provider as of March 31, 2012. The information on each Fund’s investment performance was provided for the one-, three-, five- and ten-year periods ending on the applicable dates. The Trustees also reviewed each Fund’s investment performance over time on a year-by-year basis relative to its performance benchmark. In addition, they considered the

GOLDMAN SACHS MUNICIPAL FIXED INCOME FUNDS

Statement Regarding Basis for Approval of Management Agreements (Unaudited) (continued)

investment performance trends of the Funds over time, and reviewed the investment performance of each Fund in light of its investment objective and policies, market conditions and credit and duration parameters.

In addition, the Trustees considered materials prepared and presentations made by the Investment Adviser’s senior management and portfolio management personnel, in which Fund performance was assessed. The Trustees also considered the Investment Adviser’s periodic reports with respect to the Funds’ risk profiles, and how the Investment Adviser’s approach to risk monitoring and management influences portfolio management.

The Independent Trustees observed that the High Yield Municipal Fund had placed in the top half of its peer group for the one- and three-year periods, had placed in the bottom half of its peer group for the five- and ten-year periods, outperformed its benchmark index for the one- and three-year periods and underperformed its benchmark index for the five- and ten-year periods ended March 31, 2012. They noted that the Short Duration Tax-Free Fund had placed in the top half of its peer group during the five-year period and had placed in the bottom half of its peer group during the one-, three-, and ten-year periods ended March 31, 2012. They observed that the Municipal Income Fund had placed in the top half of its peer group during the one-, three-, and ten-year periods and in the third quartile of its peer group during the five-year period ended March 31, 2012. The Independent Trustees observed that each of the Short Duration Tax-Free Fund and the Municipal Income Fund outperformed its respective benchmark index during the one- and three-year periods and underperformed its respective benchmark index during the five- and ten-year periods ended March 31, 2012.

Costs of Services Provided and Competitive Information

The Trustees considered the contractual fee rates payable by each Fund under its respective Management Agreement. In this regard, the Trustees considered information on the services rendered by the Investment Adviser to the Funds, which included both advisory and administrative services that were directed to the needs and operations of the Funds as registered mutual funds.

In particular, the Trustees reviewed analyses prepared by the Outside Data Provider regarding the expense rankings of the Funds. The analyses provided a comparison of the Funds’ management fees and breakpoints to those of relevant peer groups and category universes; an expense analysis which compared each Fund’s overall net and gross expenses to a peer group and a category universe; and a five-year history comparing each Fund’s net expenses to the peer and category medians. The analyses also compared each Fund’s transfer agency, custody, and distribution fees, other expenses and fee waivers/reimbursements to those of other funds in the peer group and the peer group and category medians. The Trustees concluded that the comparisons provided by the Outside Data Provider were useful in evaluating the reasonableness of the management fees and total expenses paid by the Funds.

In addition, the Trustees considered the Investment Adviser’s undertakings to waive a portion of its management fees (with respect to the Municipal Income and Short Duration Tax-Free Funds) and to limit certain expenses of each of the Funds that exceed specified levels, as well as Goldman Sachs’ undertakings to waive a portion of the distribution and service fees paid by the Short Duration Tax-Free Fund’s Class B and Class C Shares and to waive a portion of the transfer agency fees paid by the High Yield Municipal Fund’s Class A, Class B, Class C and Class IR Shares. They also considered, to the extent that the Investment Adviser manages institutional accounts or collective investment vehicles having investment objectives and policies similar to those of the Funds, comparative fee information for services provided by the Investment Adviser to those accounts, and information that indicated that services provided to the Funds differed in various significant respects from the services provided to institutional accounts, which generally operated under less stringent legal and regulatory structures, required fewer services from the Investment Adviser to a smaller number of client contact points, were less time-intensive and paid lower fees. By contrast, the Trustees noted that the Investment Adviser provides substantial administrative services to the Funds under the terms of the Management Agreements.

In addition, the Trustees noted that shareholders are able to redeem their Fund shares at any time if they believe that the Fund fees and expenses are too high or if they are dissatisfied with the performance of the Fund.

Profitability

The Trustees reviewed the Investment Adviser’s revenues and pre-tax profit margins with respect to the Trust and each of the Funds. In this regard the Trustees noted that they had received, among other things, profitability analyses and summaries, revenue and expense schedules by Fund and by function (i.e., investment management, transfer agency and distribution and service) and the Investment Adviser’s expense allocation methodology. They observed that the profitability and expense figures are substantially similar to those used by the Investment Adviser for many internal purposes, including compensation decisions among various business groups, and are thus subject to a vigorous internal debate about how certain revenue and expenses should be allocated. The Trustees also reviewed the report of the internal audit group within the Goldman Sachs organization, which included an assessment

GOLDMAN SACHS MUNICIPAL FIXED INCOME FUNDS

Statement Regarding Basis for Approval of Management Agreements (Unaudited) (continued)

of the reasonableness and consistency of the Investment Adviser’s expense allocation methodology and an evaluation of the accuracy of the Investment Adviser’s profitability analysis calculations. Profitability data for the Trust and each Fund were provided for 2011 and 2010, and the Trustees considered this information in relation to the Investment Adviser’s overall profitability. The Trustees considered the Investment Adviser’s revenues and pre-tax profit margins both in absolute terms and in comparison to information on the reported pre-tax profit margins earned by certain other asset management firms.

Economies of Scale

The Trustees considered the information that had been provided regarding the Investment Adviser’s profitability. The Trustees also considered the breakpoints in the fee rate payable under the Management Agreements for each of the Funds at the following annual percentage rates of the average daily net assets of the Funds:

Average Daily Net Assets	High Yield Municipal Fund	Municipal Income Fund	Short Duration Tax-Free Fund
First $1 billion	0.55%	0.55%	0.40%
Next $1 billion	0.55	0.50	0.36
Next $3 billion	0.50	0.48	0.34
Next $3 billion	0.48	0.47	0.33
Over $8 billion	0.47	0.46	0.32

The Trustees noted that the breakpoints were meant to share potential economies of scale, if any, with the Funds and their shareholders as assets under management reach those asset levels. The Trustees considered the amounts of assets in the Funds; the Funds’ recent share purchase and redemption activity; the information provided by the Investment Adviser relating to the costs of the services provided by the Investment Adviser and its affiliates and their realized profits; information comparing fee rates charged by the Investment Adviser with fee rates charged to other funds in the peer groups; and the Investment Adviser’s undertakings to waive a portion of its management fees (with respect to the Municipal Income and Short Duration Tax-Free Funds) and to limit certain expenses of each of the Funds that exceed specified levels. Upon reviewing these matters at the Annual Meeting, the Trustees concluded that the fee breakpoints represented a means of assuring that benefits of scalability, if any, would be passed along to shareholders at the specified asset levels. They also noted that the Investment Adviser had passed along savings to shareholders of the High Yield Municipal and Short Duration Tax-Free Funds, which had asset levels above at least the first breakpoint during the prior fiscal year.

Other Benefits to the Investment Adviser and Its Affiliates

The Trustees also considered the other benefits derived by the Investment Adviser and its affiliates from their relationship with the Funds as stated above, including: (a) transfer agency fees received by Goldman Sachs; (b) futures commissions earned by Goldman Sachs for executing futures transactions on behalf of the Funds; (c) trading efficiencies resulting from aggregation of orders of the Funds with those for other funds or accounts managed by the Investment Adviser; (d) the Investment Adviser’s ability to leverage the infrastructure designed to service the Funds on behalf of its other clients; (e) the Investment Adviser’s ability to cross-market other products and services to Fund shareholders; (f) Goldman Sachs’ retention of certain fees as Fund Distributor; (g) the Investment Adviser’s ability to negotiate better pricing with custodians on behalf of its other clients, as a result of the relationship with the Funds; and (h) the possibility that the working relationship between the Investment Adviser and the Funds’ third party service providers may cause those service providers to be open to doing business with other areas of Goldman Sachs. In the course of considering the foregoing, the Independent Trustees requested and received further information quantifying certain of these fall-out benefits.

Other Benefits to the Funds and Their Shareholders

The Trustees also noted that the Funds receive certain potential benefits as a result of their relationship with the Investment Adviser, including: (a) trading efficiencies resulting from aggregation of orders of the Funds with those of other funds or accounts managed by the Investment Adviser; (b) improved servicing and pricing from vendors because of the volume of business generated by the Investment Adviser and its affiliates; (c) improved servicing from broker-dealers because of the volume of business generated by the Investment Adviser and its affiliates; (d) the Investment Adviser’s ability to negotiate favorable terms with derivatives counterparties as a result of the size and reputation of the Goldman Sachs organization; (e) the Investment Adviser’s

GOLDMAN SACHS MUNICIPAL FIXED INCOME FUNDS

Statement Regarding Basis for Approval of Management Agreements (Unaudited) (continued)

knowledge and experience gained from managing other accounts and products; (f) the Investment Adviser’s ability to hire and retain qualified personnel to provide services to the Funds because of the reputation of the Goldman Sachs organization; (g) the Funds’ access, through the Investment Adviser, to certain firmwide resources (e.g., proprietary risk management systems and databases), subject to certain restrictions; and (h) the Funds’ access to certain affiliated distribution channels. The Trustees noted the competitive nature of the mutual fund marketplace, and noted further that many of the Funds’ shareholders invested in the Funds in part because of the Funds’ relationship with the Investment Adviser and that those shareholders have a general expectation that the relationship will continue.

Conclusion

In connection with their consideration of the Management Agreements, the Trustees gave weight to each of the factors described above, but did not identify any particular factor as controlling their decision. After deliberation and consideration of all of the information provided, including the factors described above, the Trustees concluded, in the exercise of their business judgment, that the management fees paid by each of the Funds were reasonable in light of the services provided to it by the Investment Adviser, the Investment Adviser’s costs and each Fund’s current and reasonably foreseeable asset levels. The Trustees unanimously concluded that the Investment Adviser’s continued management likely would benefit each Fund and its shareholders and that the Management Agreements should be approved and continued with respect to each applicable Fund until June 30, 2013.

FUNDS PROFILE

Goldman Sachs Funds

Goldman Sachs is a premier financial services firm, known since 1869 for creating thoughtful and customized investment solutions in complex global markets.

Today, the Investment Management Division of Goldman Sachs serves a diverse set of clients worldwide, including private institutions, public entities and individuals. With approximately $735.5 billion in assets under management as of September 30, 2012, Goldman Sachs Asset Management (“GSAM”) has portfolio management teams located around the world and our investment professionals bring firsthand knowledge of local markets to every investment decision. GSAM’s assets under management includes assets managed by Goldman Sachs Asset Management, LP and its Investment Advisory Affiliates.

OVERVIEW OF GOLDMAN SACHS FUNDS

Money Market1

Financial Square FundsSM

■	Financial Square Tax-Exempt Funds
■	Financial Square Government Fund
■	Financial Square Money Market Fund
■	Financial Square Prime Obligations Fund
■	Financial Square Treasury Instruments Fund
■	Financial Square Treasury Obligations Fund

Fixed Income

Short Duration and Government

■	Enhanced Income Fund
■	High Quality Floating Rate Fund[2]
■	Short Duration Government Fund
■	Short Duration Income Fund
■	Government Income Fund
■	Inflation Protected Securities Fund

Multi-Sector

■	Core Fixed Income Fund
■	Core Plus Fixed Income Fund
■	Global Income Fund
■	Strategic Income Fund

Municipal and Tax-Free

■	High Yield Municipal Fund
■	Municipal Income Fund
■	Short Duration Tax-Free Fund

Single Sector

■	Investment Grade Credit Fund
■	U.S. Mortgages Fund
■	High Yield Fund
■	High Yield Floating Rate Fund
■	Emerging Markets Debt Fund
■	Local Emerging Markets Debt Fund

Corporate Credit

■	Credit Strategies Fund

Fundamental Equity

■	Growth and Income Fund
■	Small Cap Value Fund
■	Mid Cap Value Fund
■	Large Cap Value Fund
■	Capital Growth Fund
■	Strategic Growth Fund
■	Focused Growth Fund
■	Small/Mid Cap Growth Fund
■	Flexible Cap Growth Fund
■	Concentrated Growth Fund
■	Technology Tollkeeper Fund
■	Growth Opportunities Fund
■	Rising Dividend Growth Fund
■	U.S. Equity Fund
■	Income Builder Fund[3]

Structured Equity

■	Structured Small Cap Equity Fund
■	Structured U.S. Equity Fund
■	Structured Small Cap Growth Fund
■	Structured Large Cap Growth Fund
■	Structured Large Cap Value Fund
■	Structured Small Cap Value Fund
■	Structured Tax-Managed Equity Fund
■	Structured International Tax-Managed Equity Fund
■	U.S. Equity Dividend and Premium Fund
■	International Equity Dividend and Premium Fund
■	Structured International Small Cap Fund
■	Structured International Equity Fund
■	Structured Emerging Markets Equity Fund

Fundamental Equity International4

■	Strategic International Equity Fund
■	Concentrated International Equity Fund
■	International Small Cap Fund
■	Asia Equity Fund
■	Emerging Markets Equity Fund
■	BRIC Fund (Brazil, Russia, India, China)
■	N-11 Equity Fund
■	Brazil Equity Fund
■	China Equity Fund
■	Korea Equity Fund
■	India Equity Fund

Select Satellite5

■	Real Estate Securities Fund
■	International Real Estate Securities Fund
■	Commodity Strategy Fund
■	Dynamic Allocation Fund
■	Absolute Return Tracker Fund
■	Managed Futures Strategy Fund
■	Retirement Portfolio Completion Fund

Total Portfolio Solutions5

■	Balanced Strategy Portfolio
■	Growth and Income Strategy Portfolio
■	Growth Strategy Portfolio
■	Equity Growth Strategy Portfolio
■	Income Strategies Portfolio
■	Satellite Strategies Portfolio
■	Retirement Strategies Portfolios[6]
■	Enhanced Dividend Global Equity Portfolio
■	Tax Advantaged Global Equity Portfolio

[1]

An investment in a money market fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. Although the Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Funds.

[2]	Effective at the close of business on July 27, 2012, the Goldman Sachs Ultra-Short Duration Government Fund was renamed the Goldman Sachs High Quality Floating Rate Fund.
[3]	Effective at the close of business on June 29, 2012, the Goldman Sachs Balanced Fund was renamed the Goldman Sachs Income Builder Fund.
[4]

Since October 18, 2012, shares of the Goldman Sachs Brazil Equity, India Equity and Korea Equity Funds (each, a “Fund,” and collectively, the “Funds”) have not been available for purchase by investors. Each Fund will be liquidated pursuant to a Board-approved Plan of Liquidation on or about November 30, 2012 (the “Liquidation Date”). At any time prior to the Liquidation Date, shareholders may redeem their shares of the Funds and receive the net asset value thereof in cash or in kind, as provided in the Prospectus.

[5]

Individual Funds within the Total Portfolio Solutions and Select Satellite categories will have various placement on the risk/return spectrum and may have greater or lesser risk than that indicated by the placement of the general Total Portfolio Solutions or Select Satellite category.

[6]

Since July 28, 2012, shares of each of the Goldman Sachs Retirement Strategy Portfolios (the “Portfolios”) have not been available for purchase except to participants within certain Retirement Plans (as defined in the Prospectus). As of the close of business on December 6, 2012, shares of the Portfolios will no longer be available for purchase by any investors.

Financial Square FundsSM is a registered service mark of Goldman, Sachs & Co.

TRUSTEES Ashok N. Bakhru, Chairman Donald C. Burke John P. Coblentz, Jr. Diana M. Daniels Joseph P. LoRusso James A. McNamara Jessica Palmer Alan A. Shuch Richard P. Strubel	OFFICERS James A. McNamara, President George F. Travers, Principal Financial Officer Caroline Kraus, Secretary Scott M. McHugh, Treasurer

GOLDMAN, SACHS & CO. Distributor and Transfer Agent	GOLDMAN SACHS ASSET MANAGEMENT, L.P. Investment Adviser

Visit our Web site at www.goldmansachsfunds.com to obtain the most recent month-end returns.

Goldman Sachs Asset Management, L.P. 200 West Street, New York, New York 10282

The reports concerning the Funds included in this shareholder report may contain certain forward-looking statements about the factors that may affect the performance of the Funds in the future. These statements are based on Fund management’s predictions and expectations concerning certain future events and their expected impact on the Funds, such as performance of the economy as a whole and of specific industry sectors, changes in the levels of interest rates, the impact of developing world events, and other factors that may influence the future performance of the Funds. Management believes these forward-looking statements to be reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in portfolio management strategies from those currently expected to be employed.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and information regarding how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (I) without charge, upon request by calling 1-800-526-7384 (for Retail Shareholders) or 1-800-621-2550 (for Institutional Shareholders); and (II) on the Securities and Exchange Commission (“SEC”) web site at http://www.sec.gov.

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s web site at http://www.sec.gov within 60 days after the Funds’ first and third fiscal quarters. The Funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Forms N-Q may be obtained upon request and without charge by calling 1-800-526-7384 (for Retail Shareholders) or 1-800-621-2550 (for Institutional Shareholders).

IRS Circular 230 Disclosure: Goldman Sachs does not provide legal, tax or accounting advice. Any statement contained in this communication (including any attachments) concerning U.S. tax matters is not intended or written to be used, and cannot be used, for the purpose of avoiding penalties imposed on the relevant taxpayer. Clients of Goldman Sachs should obtain their own independent tax advice based on their particular circumstances.

Holdings and allocations shown are as of September 30, 2012 and may not be representative of future investments. Fund holdings should not be relied on in making investment decisions and should not be construed as research or investment advice regarding particular securities.

This material is not authorized for distribution to prospective investors unless preceded or accompanied by a current Prospectus or summary prospectus, if applicable. Investors should consider a Fund’s objective, risks, and charges and expenses, and read the summary prospectus, if available, and/or the Prospectus carefully before investing or sending money. The summary prospectus, if available, and the Prospectus contain this and other information about a Fund and may be obtained from your authorized dealer or from Goldman, Sachs & Co. by calling (retail – 1-800-526-7384) (institutional – 1-800-621-2550).

© 2012 Goldman Sachs. All rights reserved. 86268.MF.MED.TMPL /11/2012 TFFISAR12 / 24.7K

ITEM 2.	CODE OF ETHICS.

The information required by this Item is only required in an annual report on this Form N-CSR.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The information required by this Item is only required in an annual report on this Form N-CSR.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

The information required by this Item is only required in an annual report on this Form N-CSR.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Schedule of Investments is included as part of the Report to Stockholders filed under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)(1)	The information required by this Item is only required in connection with an annual report on this Form N-CSR.

(a)(2)	Exhibit 99.CERT	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 filed herewith.

(b)	Exhibit 99.906CERT	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Goldman Sachs Trust

By:	/s/ James A. McNamara
James A. McNamara
President/Principal Executive Officer
Goldman Sachs Trust

Date:	November 19, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James A. McNamara
James A. McNamara
President/Principal Executive Officer
Goldman Sachs Trust

Date:	November 19, 2012

By:	/s/ George F. Travers
George F. Travers
Principal Financial Officer
Goldman Sachs Trust

Date:	November 16, 2012